As filed with the Securities and Exchange Commission on June 1, 2007

  File No. 033-64875
  File No. 811-07445

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

  REGISTRATION STATEMENT UNDER THE
  SECURITIES ACT OF 1933  ☐

  POST-EFFECTIVE AMENDMENT NO. 17  ☒

  and

  REGISTRATION STATEMENT UNDER THE
  INVESTMENT COMPANY ACT OF 1940  ☐

  AMENDMENT NO. 18  ☒

SEI ASSET ALLOCATION TRUST
(Exact Name of Registrant as Specified in Charter)

c/o SEI Investments Company
One Freedom Valley Drive
Oaks, PA 19456
(Address of Principal Executive Offices, Zip Code)
Registrant's Telephone Number, including Area Code 1-800-342-5734

c/o CT Corporation
101 Federal Street
Boston, MA 02110
(Name and Address of Agent for Service)

Copies to:

Richard W. Grant, Esquire Morgan, Lewis & Bockius LLP 1701 Market Street Philadelphia, Pennsylvania 19103

Title of Securities Being Registered. . .Units of Beneficial Interest

It is proposed that this filing will become effective (check appropriate box)

  ☐  immediately upon filing pursuant to paragraph (b)
  ☒  on July 31, 2007 pursuant to paragraph (b)
  ☐  60 days after filing pursuant to paragraph (a)
  ☐  on [date] pursuant to paragraph (a)(1) of Rule 485
  ☐  75 days after filing pursuant to paragraph (a)(2)

SEI ASSET ALLOCATION TRUST

Class A Shares

PROSPECTUS

July 31, 2007

DIVERSIFIED CONSERVATIVE INCOME FUND

DIVERSIFIED CONSERVATIVE FUND

DIVERSIFIED GLOBAL MODERATE GROWTH FUND

DIVERSIFIED MODERATE GROWTH FUND

DIVERSIFIED GLOBAL GROWTH FUND

DIVERSIFIED GLOBAL STOCK FUND

DIVERSIFIED U.S. STOCK FUND

Investment Adviser:

SEI INVESTMENTS MANAGEMENT CORPORATION

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

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About This Prospectus

SEI Asset Allocation Trust is a mutual fund family that offers shares in separate investment portfolios (Funds).  The Funds have individual investment goals and strategies and are designed primarily for institutional investors and financial institutions and their clients.  This prospectus gives you important information about the Class A Shares of the Funds that you should know before investing.  Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information.  On the next page, there is some general information you should know about risk and return that is common to each of the Funds.  For more detailed information about each Fund, please see:

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Global Asset Allocation

Each Fund has its own distinct risk and reward characteristics, investment objective, policies and strategies. In addition to managing the Funds, SEI Investments Management Corporation (SIMC) constructs and maintains global asset allocation strategies for certain clients, and the Funds are designed in part to implement those strategies by investing in certain mutual funds (Underlying SEI Funds), each of which is managed by SIMC.  The degree to which an investor’s Fund is invested in the particular market segments and/or asset classes represented by the Underlying SEI Funds varies, as does the investment risk/return potential represented by each Fund. Some Funds may have extremely volatile returns.  Because of the historical lack of correlation among various asset classes, an investment in a portfolio of Funds representing a range of asset classes as part of an asset allocation strategy may reduce the strategy’s overall level of volatility. As a result, a global asset allocation strategy may reduce risk.

In managing the Funds, SIMC focuses on four key principles: asset allocation, portfolio structure, the use of managers and continuous portfolio management.  Asset allocation across appropriate asset classes (i.e., the Underlying SEI Funds) is the central theme of SIMC’s investment philosophy. SIMC then oversees a network of managers who invest the assets of the Underlying SEI Funds in distinct segments of the market or class represented by each Underlying SEI Fund.  These managers adhere to distinct investment disciplines, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes. Finally, SIMC regularly rebalances to ensure that the appropriate mix of assets is constantly in place, and constantly monitors and evaluates managers for the Underlying SEI Funds to ensure that they do not deviate from their stated investment philosophy or process.

3

Risk/Return Information Common to the Funds

Each Fund is a mutual fund.  A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal.  Each Fund’s assets are managed under the direction of SIMC, who manages the Fund’s assets in a way that it believes will help each Fund achieve its goal.  In order to achieve its investment objective, SIMC allocates each Fund’s assets among certain Underlying SEI Funds.  These Underlying SEI Funds are separately-managed series of the following investment companies:  SEI Institutional Managed Trust (SIMT) and SEI Institutional International Trust (SIT).  Each Underlying SEI Fund invests primarily in domestic or foreign equity securities, fixed income securities or money market instruments.  The assets of each Fund are allocated among Underlying SEI Funds in accordance with its investment objective.  These Underlying SEI Funds, in turn, invest directly in securities in accordance with their own varying investment objectives and policies.  SIMC may change the allocations to the particular asset classes represented by the Underlying SEI Funds when it deems it appropriate.

Still, investing in the Funds involves risk, and there is no guarantee that a Fund will achieve its goal. SIMC’s judgments about the markets or the economy and its decisions about investing in Underlying SEI Funds may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment.  In fact, no matter how good a job SIMC does, you could lose money on your investment in the Funds, just as you could with other investments.  A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in a Fund is based on the market prices of the Underlying SEI Funds and, in turn, the securities that the Underlying SEI Funds hold.  These prices change daily due to economic and other events that affect particular companies and other issuers.  These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities an Underlying SEI Fund owns and the markets in which those securities trade.  The estimated level of volatility for each Fund is set forth in the Fund Summaries that follow.  The effect on an Underlying SEI Fund of a change in the value of a single security will depend on how widely the Underlying SEI Fund diversifies its holdings.

4

DIVERSIFIED CONSERVATIVE INCOME FUND

Fund Summary

Investment Goal:	Current income and an opportunity for capital appreciation through limited participation in the domestic equity markets

Share Price Volatility:	Low to medium

Principal Investment Strategy:	Investing in a combination of Underlying SEI Funds that invest primarily in investment grade U.S. fixed income securities and, to a lesser extent, in U.S. common stocks

Investment Strategy

The Diversified Conservative Income Fund invests in Underlying SEI Funds.  The Underlying SEI Funds invest, in turn, in securities in specific asset classes.  Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.  The Fund is appropriate for investors seeking shorter-term investments of 2 to 5 years.

At least 50% of the Fund’s assets will be invested in an Underlying SEI Fund that invests primarily in investment grade U.S. fixed income securities, including mortgage-backed securities, to provide current income. Under normal conditions, this portion of the Fund’s assets is allocated to the SIMT Core Fixed Income Fund, which invests primarily in U.S. investment grade bonds with maturities of 30 years or less. The Fund may also invest in Underlying SEI Funds that, in turn, invest in below investment grade bonds (junk bonds) and non-dollar securities.

A moderate allocation to an Underlying SEI Fund that focuses on money markets provides liquidity and current income, which will fluctuate with the general level of short-term interest rates.

The Fund will also invest in Underlying SEI Funds that invest primarily in U.S. common stocks. This investment provides exposure to distinct styles of equity fund management thus lowering the risks associated with any one particular management style. While the equity component of the Fund emphasizes Underlying SEI Funds that focus on large cap securities, this Fund will also invest in Underlying SEI Funds that focus on small cap securities allowing for diversification and enhanced returns over the longer term.

SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

Fund/Asset Class	Investment Range (Percentage of the Fund’s Assets)

Equity	10-50%
SIMT Large Cap Growth Fund
SIMT Large Cap Value Fund
SIMT Large Cap Diversified Alpha Fund
SIMT Small/Mid Cap Diversified Alpha Fund
SIMT Small Cap Growth Fund
SIMT Small Cap Value Fund

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Fixed Income	50-65%
SIMT Core Fixed Income Fund

Money Market	0-30%
SLAT Prime Obligation Fund

What are the Risks of Investing in the Fund?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund’s assets among them.  The prices of an Underlying SEI Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.  Generally, an Underlying SEI Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities.  Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund’s securities may fluctuate drastically from day to day.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by such companies may suffer a decline in response.  These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Short sales are transactions in which an Underlying SEI Fund sells a security it does not own.  To complete a short sale, an Underlying SEI Fund must borrow the security to deliver to the buyer.  An Underlying SEI Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by an Underlying SEI Fund and the Underlying SEI Fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Underlying SEI Fund replaces the borrowed security.

The Fund is also subject to the risk that SIMC’s decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully.  For example, weighting Underlying SEI Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital.  Conversely, investing too heavily in Underlying SEI Funds that invest in fixed income securities during a period of stock market appreciation may result in lower total return.  Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

6

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund.  Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Class A Shares from year to year for ten years.  The performance information shown is based on full calendar years.

1997	X.XX%
1998	X.XX%
1999	X.XX%
2000	X.XX%
2001	X.XX%
2002	X.XX%
2003	X.XX%
2004	X.XX%
2005	X.XX%
2006	X.XX%

Best Quarter:	Worst Quarter:
X.XX%	X.XX%
(MM/DD/YY)	(MM/DD/YY)

The Fund’s Class A total return from January 1, 2007 to June 30, 2007 was X.XX%.

This table compares the Fund’s average annual total returns for Class A Shares for the periods ended December 31, 2006 to those of the Lehman Aggregate Bond Index and the Fund’s Blended Benchmark.****

Diversified Conservative Income Fund - Class A	1 Year		5 Years		10 Years		Since Inception*
Fund Return Before Taxes	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Fund Return After Taxes on Distributions**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Fund Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Lehman Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%	X.XX	%	X.XX	%
The Fund’s 25/55/20 Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)****	X.XX	%	X.XX	%	X.XX	%	X.XX	%

*                                 The inception date of the Fund’s Class A Shares is June 13, 1996.  Index returns shown from June 30, 1996.

**                          After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***                   An index measures the market prices of a specific group of securities in a particular market or securities in a market sector.  You cannot invest directly in an index.  Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses.  If an index had expenses, its performance would be lower.  The Lehman Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Government obligations, corporate debt securities and AAA rated mortgage-backed securities.  All securities in the index are rated investment grade (BBB-) or higher, with maturities of at least one year.

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****            The Fund’s 25/55/20 Blended Benchmark consists of the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index), Lehman Aggregate Bond Index and Merrill Lynch 3-Month U.S. Treasury Bill Index. The Fund’s Blended Benchmark is a secondary index used to track the broad range of allocations the Fund makes to the Underlying SEI Funds, while each of the S&P 500 Index, Lehman Aggregate Bond Index and Merrill Lynch 3-Month U.S. Treasury Bill Index only track one specific allocation of the Fund. The Fund’s Blended Benchmark is designed to reflect a more accurate comparison to the Fund’s performance.

8

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (Expenses deducted from Fund assets)	Class A Shares
Investment Advisory Fees	X.XX	%
Distribution (12b-1) Fees	X.XX	%
Other Expenses	X.XX	%
Acquired Fund Fees and Expenses	X.XX	%*
Total Annual Fund Operating Expenses	X.XX	%**

*              This amount reflects the estimated amount of expenses borne indirectly by the Fund as a result of its investments in the Underlying SEI Funds.  Underlying Fund Expenses are estimated based upon the Fund’s investments in the Underlying SEI Funds, other than the SIMT Large Cap Diversified Alpha Fund, as of March 31, 2007 and the total net operating expenses (after any fee waivers and/or fee reimbursements) for each Underlying SEI Fund, other than the SIMT Large Cap Diversified Alpha Fund, for the most recently completed fiscal year.  The portion of the Underlying Fund Expenses attributable to the SIMT Large Cap Diversified Alpha Fund is calculated based on estimates of the Fund’s investments in the SIMT Large Cap Diversified Alpha Fund and the estimated total net operating expenses of the SIMT Large Cap Diversified Alpha Fund (after any fee waivers and/or fee reimbursements) for its current fiscal year.  Actual Underlying SEI Fund expenses indirectly borne by the Fund will vary with changes in the allocation of the Fund’s assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds.  For additional information on the total operating expenses of each Underlying SEI Fund, please see “Information About the Underlying SEI Funds.”

**           The Fund’s total actual annual fund operating expenses (which reflect the estimated amount of expenses borne indirectly by the Fund as a result of its investment in the Underlying SEI Funds) for the current fiscal year were less than the amount shown above because the Adviser, the Fund’s administrator and/or the Fund’s distributor each waived a portion of the fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level.  The Adviser, the Fund’s administrator and/or the Fund’s distributor may discontinue all or part of these waivers at any time.  With these fee waivers, the Fund’s actual total operating expenses were as follows:

Diversified Conservative Income Fund – Class A Shares	X.XX%

For more information about these fees, see “Investment Adviser.”

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  For purposes of calculating the Example, the Fund’s fees are equal to the “Total Annual Fund Operating Expenses” figure in the table above.  Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Diversified Conservative Income Fund – Class A Shares	$	XXX	$	XXX	$	XXX	$	XXX

9

DIVERSIFIED CONSERVATIVE FUND

Fund Summary

Investment Goal:	Current income and an opportunity for capital appreciation through limited participation in the domestic and international equity markets

Share Price Volatility:	Medium

Principal Investment Strategy:	Investing in a combination of Underlying SEI Funds that invest primarily in investment grade U.S. and foreign fixed income securities and, to a lesser extent, in common stocks

Investment Strategy

The Diversified Conservative Fund invests in Underlying SEI Funds.  The Underlying SEI Funds invest, in turn, in securities in specific asset classes.  Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC. The Fund is appropriate for investors seeking intermediate-term investments of 4 to 12 years.

At least 50% of the Fund’s assets will be invested in Underlying SEI Funds that invest primarily in investment grade U.S. and foreign fixed income securities, including asset- and mortgage-backed securities.  In so doing, the Fund invests in Underlying SEI Funds that primarily focus on U.S. investment grade bonds with maturities of 30 years or less. The Fund may also invest in Underlying SEI Funds that, in turn, invest in junk bonds and non-dollar securities.

The Fund will also invest in Underlying SEI Funds that invest primarily in U.S. and foreign common stocks.  The Fund’s moderate allocations to Underlying SEI Funds that focus on U.S. equity securities includes investments in both Underlying SEI Funds that focus on large cap securities and Underlying SEI Funds that focus on small cap securities, and provides exposure to distinct styles of equity fund management to lower the risks associated with any one particular management style.

The Fund will also invest in an Underlying SEI Fund that focuses on international stock securities in order to provide additional diversification. The remainder of the Fund is allocated to an Underlying SEI Fund that focuses on money markets, providing liquidity and facilitation of transactions.

SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

Fund/Asset Class	Investment Range (Percentage of the Fund’s Assets)

Equity	15-50%
SIMT Large Cap Growth Fund
SIMT Large Cap Value Fund
SIMT Large Cap Diversified Alpha Fund
SIMT Small/Mid Cap Diversified Alpha Fund
SIMT Small Cap Growth Fund
SIMT Small Cap Value Fund

10

SIT International Equity Fund

Fixed Income	50-80%
SIMT Core Fixed Income Fund
SIT International Fixed Income Fund

Money Market	0-30%
SLAT Prime Obligation Fund

What are the Risks of Investing in the Fund?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund’s assets among them.  The prices of an Underlying SEI Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.  Generally, an Underlying SEI Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities.  Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund’s securities may fluctuate drastically from day to day.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by such companies may suffer a decline in response.  These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers.  These events will not necessarily affect the U.S. economy or similar issuers located in the United States.  In addition, investments in foreign countries are generally denominated in a foreign currency.  As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund’s investments.  These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.  These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Short sales are transactions in which an Underlying SEI Fund sells a security it does not own.  To complete a short sale, an Underlying SEI Fund must borrow the security to deliver to the buyer.  An Underlying SEI Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by an Underlying SEI Fund and the Underlying SEI Fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Underlying SEI Fund replaces the borrowed security.

The Fund is also subject to the risk that SIMC’s decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully.  For example, weighting Underlying SEI Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital.  Conversely, investing too heavily in Underlying SEI Funds that invest in fixed income securities during a period of stock market appreciation may result in lower total return.  Of course, the risks

11

associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

12

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Class A Shares from year to year for ten years.  The performance information shown is based on full calendar years.

1997	X.XX%
1998	X.XX%
1999	X.XX%
2000	X.XX%
2001	X.XX%
2002	X.XX%
2003	X.XX%
2004	X.XX%
2005	X.XX%
2006	X.XX%

Best Quarter:	Worst Quarter:
X.XX%	X.XX%
(MM/DD/YY)	(MM/DD/YY)

The Fund’s Class A total return from January 1, 2007 to June 30, 2007 was X.XX%.

This table compares the Fund’s average annual total returns for Class A Shares for the periods ended December 31, 2006 to those of the Lehman Aggregate Bond Index and the Fund’s Blended Benchmark.****

Diversified Conservative Fund — Class A	1 Year		5 Years		10 Years		Since Inception*
Fund Return Before Taxes	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Fund Return After Taxes on Distributions**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Fund Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Lehman Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%	X.XX	%	X.XX	%
The Fund’s 32/8/60 Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)****	X.XX	%	X.XX	%	X.XX	%	X.XX	%

*                                         The inception date of the Fund’s Class A Shares is June 26, 1996.  Index returns shown from June 30, 1996.

**                                  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***                           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector.  You cannot invest directly in an index.  Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses.  If an index had expenses, its performance would be lower. The Lehman Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Government

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obligations, corporate debt securities and AAA rated mortgage-backed securities.  All securities in the index are rated investment grade (BBB-) or higher, with maturities of at least one year.

****                    The Fund’s 32/8/60 Blended Benchmark consists of the S&P 500 Index, Morgan Stanley Capital International (MSCI) EAFE Index and Lehman Aggregate Bond Index. The Fund’s Blended Benchmark is a secondary index used to track the broad range of allocations the Fund makes to the Underlying SEI Funds, while each of the S&P 500 Index, Morgan Stanley International (MSCI) EAFE Index and Lehman Aggregate Bond Index only track one specific allocation of the Fund. The Fund’s Blended Benchmark is designed to reflect a more accurate comparison to the Fund’s performance.

14

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (Expenses deducted from Fund assets)	Class A Shares
Investment Advisory Fees	X.XX	%
Distribution (12b-1) Fees	X.XX	%
Other Expenses	X.XX	%
Acquired Fund Fees and Expenses	X.XX	%*
Total Annual Fund Operating Expenses	X.XX	%**

*              This amount reflects the estimated amount of expenses borne indirectly by the Fund as a result of its investments in the Underlying SEI Funds. Underlying Fund Expenses are estimated based upon the Fund’s investments in the Underlying SEI Funds, other than the SIMT Large Cap Diversified Alpha Fund, as of March 31, 2006 and the total net operating expenses (after any fee waivers and/or fee reimbursements) for each Underlying SEI Fund, other than the SIMT Large Cap Diversified Alpha Fund, for the most recently completed fiscal year.  The portion of the Underlying Fund Expenses attributable to the SIMT Large Cap Diversified Alpha Fund is calculated based on estimates of the Fund’s investments in the SIMT Large Cap Diversified Alpha Fund and the estimated total net operating expenses of the SIMT Large Cap Diversified Alpha Fund (after any fee waivers and/or fee reimbursements) for its current fiscal year. Actual Underlying SEI Fund expenses indirectly borne by the Fund will vary with changes in the allocation of the Fund’s assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds. For additional information on the total operating expenses of each Underlying SEI Fund, please see “Information About the Underlying SEI Funds.”

**           The Fund’s total actual annual fund operating expenses (which reflect the estimated amount of expenses borne indirectly by the Fund as a result of its investment in the Underlying SEI Funds) for the current fiscal year were less than the amount shown above because the Adviser, the Fund’s administrator and/or the Fund’s distributor each waived a portion of the fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level.  The Adviser, the Fund’s administrator and/or the Fund’s distributor may discontinue all or part of these waivers at any time.  With these fee waivers, the Fund’s actual total operating expenses were as follows:

Diversified Conservative Fund – Class A Shares	X.XX%

For more information about these fees, see “Investment Adviser.”

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  For purposes of calculating the Example, the Fund’s fees are equal to the “Total Annual Fund Operating Expenses” figure in the table above.  Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Diversified Conservative Fund – Class A Shares	$	XXX	$	XXX	$	XXX	$	XXX

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DIVERSIFIED GLOBAL MODERATE GROWTH FUND

Fund Summary

Investment Goal:	Long-term capital appreciation through participation in the domestic and global equity markets with a limited level of current income

Share Price Volatility:	Medium

Principal Investment Strategy:	Investing in a combination of Underlying SEI Funds that invest primarily in U.S. and foreign common stocks and investment grade fixed income securities

Investment Strategy

The Diversified Global Moderate Growth Fund invests in Underlying SEI Funds.  The Underlying SEI Funds invest, in turn, in securities in specific asset classes.  Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC. The Fund is appropriate for investors seeking an intermediate-term investment of 5 to 15 years.

At least 30% of the Fund’s assets will be invested in Underlying SEI Funds that invest primarily in U.S. and foreign common stocks and other equity securities, including securities of emerging market issuers, to provide the opportunity for long-term capital appreciation. The Fund’s moderate allocations to Underlying SEI Funds that focus on U.S. equity securities includes investments in both Underlying SEI Funds that focus on large cap securities and Underlying SEI Funds that focus on small cap securities, and provides exposure to distinct styles of equity fund management to lower the risks inherent in any one particular management style. The Fund’s investment in Underlying SEI Funds that focus on small cap securities provides additional diversification and enhanced returns over the longer term. The Fund’s investment in equity securities is further diversified through Underlying SEI Funds that focus on international and emerging markets.

The Fund will also invest at least 25% of its assets in Underlying SEI Funds that invest primarily in investment grade U.S. and foreign fixed income securities, including mortgage-backed securities and emerging market debt securities.  In so doing, the Fund will invest in Underlying SEI Funds that primarily focus on U.S. investment grade bonds with maturities of 30 years or less. The Fund will also invest in an Underlying SEI Fund that focuses on high yield bonds thus providing added diversification and opportunity for enhanced return. The Fund may also invest in Underlying SEI Funds that focus on the international fixed income markets and the emerging country debt markets. The remainder of the Fund is allocated to an Underlying SEI Fund that focuses on money markets, providing liquidity and facilitating transactions.

SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

Fund/Asset Class	Investment Range (Percentage of the Fund’s Assets)

Equity	30-75%
SIMT Large Cap Growth Fund
SIMT Large Cap Value Fund

16

SIMT Large Cap Diversified Alpha Fund
SIMT Small/Mid Cap Diversified Alpha Fund
SIMT Small Cap Growth Fund
SIMT Small Cap Value Fund
SIT International Equity Fund
SIT Emerging Markets Equity Fund

Fixed Income	25-70%
SIMT Core Fixed Income Fund
SIMT High Yield Bond Fund
SIT International Fixed Income Fund
SIT Emerging Markets Debt Fund

Money Market	0-30%
SLAT Prime Obligation Fund

What are the Risks of Investing in the Fund?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund’s assets among them.  Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by such companies may suffer a decline in response.  These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers.  These events will not necessarily affect the U.S. economy or similar issuers located in the United States.  In addition, investments in foreign countries are generally denominated in a foreign currency.  As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund’s investments.  These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.  These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing.  Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.  In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries.  As a result, there will tend to be an increased risk of price volatility associated with an Underlying SEI Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The prices of an Underlying SEI Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.  Generally, an Underlying SEI Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated

17

securities is even greater than that of higher-rated securities.  Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Short sales are transactions in which an Underlying SEI Fund sells a security it does not own.  To complete a short sale, an Underlying SEI Fund must borrow the security to deliver to the buyer.  An Underlying SEI Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by an Underlying SEI Fund and the Underlying SEI Fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Underlying SEI Fund replaces the borrowed security.

The Fund is also subject to the risk that SIMC’s decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully.  For example, weighting Underlying SEI Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital.  Conversely, investing too heavily in Underlying SEI Funds that invest in fixed income securities during a period of stock market appreciation may result in lower total return.  Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

18

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund.  Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Class A Shares from year to year for ten years.  The performance information shown is based on full calendar years.

1997	X.XX%
1998	X.XX%
1999	X.XX%
2000	X.XX%
2001	X.XX%
2002	X.XX%
2003	X.XX%
2004	X.XX%
2005	X.XX%
2006	X.XX%

Best Quarter:	Worst Quarter:
X.XX%	X.XX%
(MM/DD/YY)	(MM/DD/YY)

The Fund’s Class A total return from January 1, 2007 to June 30, 2007 was X.XX%.

This table compares the Fund’s average annual total returns for Class A Shares for the periods ended December 31, 2006 to those of the Lehman Aggregate Bond Index and the Fund’s Blended Benchmark.****

Diversified Global Moderate Growth Fund – Class A	1 Year		5 Years		10 Years		Since Inception*
Fund Return Before Taxes	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Fund Return After Taxes on Distributions**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Fund Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Lehman Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%	X.XX	%	X.XX	%
The Fund’s 45/15/40 Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)****	X.XX	%	X.XX	%	X.XX	%	X.XX	%

*                                         The inception date of the Fund’s Class A Shares is December 13, 1996.  Index returns shown from December 31, 1996.

**                                  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***                           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector.  You cannot invest directly in an index.  Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses.  If an index had expenses, its performance would be lower. The Lehman Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Government

19

obligations, corporate debt securities and AAA rated mortgage-backed securities.  All securities in the index are rated investment grade (BBB-) or higher, with maturities of at least one year.

****                    The Fund’s 45/15/40 Blended Benchmark consists of the S&P 500 Index, Morgan Stanley Capital International (MSCI) EAFE Index and Lehman Aggregate Bond Index. The Fund’s Blended Benchmark is a secondary index used to track the broad range of allocations the Fund makes to the Underlying SEI Funds, while each of the S&P 500 Index, Morgan Stanley Capital International (MSCI) EAFE Index and Lehman Aggregate Bond Index only track one specific allocation to the Fund. The Fund’s Blended Benchmark is designed to reflect a more accurate comparison to the Fund’s performance.

20

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (Expenses deducted from Fund assets)	Class A Shares
Investment Advisory Fees	X.XX	%
Distribution (12b-1) Fees	X.XX	%
Other Expenses	X.XX	%
Acquired Fund Fees and Expenses	X.XX	%*
Total Annual Fund Operating Expenses	X.XX	%**

*              This amount reflects the estimated amount of expenses borne indirectly by the Fund as a result of its investments in the Underlying SEI Funds. Underlying Fund Expenses are estimated based upon the Fund’s investments in the Underlying SEI Funds, other than the SIMT Large Cap Diversified Alpha Fund, as of March 31, 2007 and the total net operating expenses (after any fee waivers and/or fee reimbursements) for each Underlying SEI Fund, other than the SIMT Large Cap Diversified Alpha Fund, for the most recently completed fiscal year. The portion of the Underlying Fund Expenses attributable to the SIMT Large Cap Diversified Alpha Fund is calculated based on estimates of the Fund’s investments in the SIMT Large Cap Diversified Alpha Fund and the estimated total net operating expenses of the SIMT Large Cap Diversified Alpha Fund (after any fee waivers and/or fee reimbursements) for its current fiscal year. Actual Underlying SEI Fund expenses indirectly borne by the Fund will vary with changes in the allocation of the Fund’s assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds. For additional information on the total operating expenses of each Underlying SEI Fund, please see “Information About the Underlying SEI Funds.”

**           The Fund’s total actual annual fund operating expenses (which reflect the estimated amount of expenses borne indirectly by the Fund as a result of its investment in the Underlying SEI Funds) for the current fiscal year were less than the amount shown above because the Adviser, the Fund’s administrator and/or the Fund’s distributor each waived a portion of the fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level.  The Adviser, the Fund’s administrator and/or the Fund’s distributor may discontinue all or part of these waivers at any time.  With these fee waivers, the Fund’s actual total operating expenses were as follows:

Diversified Global Moderate Growth Fund – Class A Shares	X.XX%

For more information about these fees, see “Investment Adviser.”

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  For purposes of calculating the Example, the Fund’s fees are equal to the “Total Annual Fund Operating Expenses” figure in the table above.  Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Diversified Global Moderate Growth Fund – Class A Shares	$	XXX	$	XXX	$	XXX	$	XXX

21

DIVERSIFIED MODERATE GROWTH FUND

Fund Summary

Investment Goal:	Long-term capital appreciation with a limited level of current income

Share Price Volatility:	Medium

Principal Investment Strategy:	Investing in a combination of Underlying SEI Funds that invest primarily in U.S. and foreign common stocks and investment grade fixed income securities

Investment Strategy

The Diversified Moderate Growth Fund invests in Underlying SEI Funds.  The Underlying SEI Funds invest, in turn, in securities in specific asset classes.  Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.  The Fund is appropriate for investors seeking an intermediate-term investment of 5 to 15 years.

At least 30% of the Fund’s assets will be invested in Underlying SEI Funds that invest primarily in U.S. and foreign common stocks and other equity securities, which provides the opportunity for long-term capital appreciation.  The Fund’s allocation to Underlying SEI Funds that focus on U.S. equity securities includes investments in both Underlying SEI Funds that focus on large cap securities and Underlying SEI Funds that focus on small cap securities, and provides exposure to distinct styles of equity fund management to lower the risks inherent in any one particular management style. The Fund’s investment in Underlying SEI Funds that focus on small cap securities provides additional diversification and enhanced returns over the longer term. In addition, under normal conditions, a portion of the Fund is allocated to an Underlying SEI Fund that focuses on non-U.S. equity securities which provides further diversification and enhanced returns over the longer term.

The Fund will also invest at least 30% of its assets in Underlying SEI Funds that invest primarily in investment grade U.S. and foreign fixed income securities, including mortgage-backed securities.  Under normal conditions, a sizeable portion of the Fund is invested in the SIMT Core Fixed Income Fund to provide current income and a moderating effect on the volatility of returns. The Fund may also invest in an Underlying SEI Fund that focuses on the international fixed income markets. The remainder of the Fund is allocated to an Underlying SEI Fund that focuses on money markets, providing liquidity and facilitating transactions.

SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

Fund/Asset Class	Investment Range (Percentage of the Fund’s Assets)

Equity	30-70%
SIMT Large Cap Growth Fund
SIMT Large Cap Value Fund
SIMT Large Cap Diversified Alpha Fund
SIMT Small/Mid Cap Diversified Alpha

22

Fund SIMT Small Cap Growth Fund
SIMT Small Cap Value Fund
SIT International Equity Fund

Fixed Income	30-60%
SIMT Core Fixed Income Fund
SIT International Fixed Income Fund

Money Market	0-30%
SLAT Prime Obligation Fund

What are the Risks of Investing in the Fund?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund’s assets among them.  Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund’s securities may fluctuate drastically from day to day.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by such companies may suffer a decline in response.  These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers.  These events will not necessarily affect the U.S. economy or similar issuers located in the United States.  In addition, investments in foreign countries are generally denominated in a foreign currency.  As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund’s investments.  These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.  These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

The prices of an Underlying SEI Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.  Generally, an Underlying SEI Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Short sales are transactions in which an Underlying SEI Fund sells a security it does not own.  To complete a short sale, an Underlying SEI Fund must borrow the security to deliver to the buyer.  An Underlying SEI Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by an Underlying SEI Fund and the Underlying SEI Fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Underlying SEI Fund replaces the borrowed security.

The Fund is also subject to the risk that SIMC’s decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully.  For example, weighting Underlying SEI Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital.  Conversely, investing too heavily in Underlying SEI Funds that invest in fixed income securities

23

during a period of stock market appreciation may result in lower total return.  Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

24

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund.  Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Class A Shares from year to year for ten years.  The performance information shown is based on full calendar years.

1997	X.XX%
1998	X.XX%
1999	X.XX%
2000	X.XX%
2001	X.XX%
2002	X.XX%
2003	X.XX%
2004	X.XX%
2005	X.XX%
2006	X.XX%

Best Quarter:	Worst Quarter:
X.XX%	X.XX%
(MM/DD/YY)	(MM/DD/YY)

The Fund’s Class A total return from January 1, 2007 to June 30, 2007 was X.XX%.

This table compares the Fund’s average annual total returns for Class A Shares for the periods ended December 31, 2006 to those of the Lehman Aggregate Bond Index and the Fund’s Blended Benchmark.****

Diversified Moderate Growth Fund – Class A	1 Year		5 Years		10 Years		Since Inception*
Fund Return Before Taxes	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Fund Return After Taxes on Distributions**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Fund Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Lehman Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%	X.XX	%	X.XX	%
The Fund’s 48/12/40 Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)****	X.XX	%	X.XX	%	X.XX	%	X.XX	%

*                                         The inception date of the Fund’s Class A Shares is June 10, 1996.  Index returns shown from June 30, 1996.

**                                  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***                           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector.  You cannot invest directly in an index.  Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses.  If an index had expenses, its performance would be lower.  The Lehman Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Government

25

obligations, corporate debt securities and AAA rated mortgage-backed securities.  All securities in the index are rated investment grade (BBB-) or higher, with maturities of at least one year.

****                    The Fund’s 48/12/40 Blended Benchmark consists of the S&P 500 Index, Morgan Stanley Capital International (MSCI) EAFE Index and Lehman Aggregate Bond Index. The Fund’s Blended Benchmark is a secondary index used to track the broad range of allocations the Fund makes to the Underlying SEI Funds, while each of the S&P 500 Index, Morgan Stanley Capital International (MSCI) EAFE Index and Lehman Aggregate Bond Index only track one specific allocation of the Fund. The Fund’s Blended Benchmark is designed to reflect a more accurate comparison to the Fund’s performance.

26

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (Expenses deducted from Fund assets)	Class A Shares
Investment Advisory Fees	X.XX	%
Distribution (12b-1) Fees	X.XX	%
Other Expenses	X.XX	%
Acquired Fund Fees and Expenses	X.XX	%*
Total Annual Fund Operating Expenses	X.XX	%**

*              This amount reflects the estimated amount of expenses borne indirectly by the Fund as a result of its investments in the Underlying SEI Funds. Underlying Fund Expenses are estimated based upon the Fund’s investments in the Underlying SEI Funds, other than the SIMT Large Cap Diversified Alpha Fund, as of March 31, 2007 and the total net operating expenses (after any fee waivers and/or fee reimbursements) for each Underlying SEI Fund, other than the SIMT Large Cap Diversified Alpha Fund, for the most recently completed fiscal year.  The portion of the Underlying Fund Expenses attributable to the SIMT Large Cap Diversified Alpha Fund is calculated based on estimates of the Fund’s investments in the SIMT Large Cap Diversified Alpha Fund and the estimated total net operating expenses of the SIMT Large Cap Diversified Alpha Fund (after any fee waivers and/or fee reimbursements) for its current fiscal year. Actual Underlying SEI Fund expenses indirectly borne by the Fund will vary with changes in the allocation of the Fund’s assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds. For additional information on the total operating expenses of each Underlying SEI Fund, please see “Information About the Underlying SEI Funds.”

**           The Fund’s total actual annual fund operating expenses (which reflect the estimated amount of expenses borne indirectly by the Fund as a result of its investment in the Underlying SEI Funds) for the current fiscal year were less than the amount shown above because the Adviser, the Fund’s administrator and/or the Fund’s distributor each waived a portion of the fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level.  The Adviser, the Fund’s administrator and/or the Fund’s distributor may discontinue all or part of these waivers at any time.  With these fee waivers, the Fund’s actual total operating expenses were as follows:

Diversified Moderate Growth Fund – Class A Shares	X.XX%

For more information about these fees, see “Investment Adviser.”

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  For purposes of calculating the Example, the Fund’s fees are equal to the “Total Annual Fund Operating Expenses” figure in the table above.  Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Diversified Moderate Growth Fund – Class A Shares	$	XXX	$	XXX	$	XXX	$	XXX

27

DIVERSIFIED GLOBAL GROWTH FUND

Fund Summary

Investment Goal:	Long-term capital appreciation

Share Price Volatility:	Medium to high

Principal Investment Strategy:	Investing in a combination of Underlying SEI Funds that invest primarily in U.S. and foreign common stocks and fixed income securities

Investment Strategy

The Diversified Global Growth Fund invests in Underlying SEI Funds.  The Underlying SEI Funds invest, in turn, in securities in specific asset classes.  Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.  The Fund is appropriate for investors with a longer time horizon of 10 to 20 years.

At least 45% of the Fund’s assets will be invested in Underlying SEI Funds that invest primarily in U.S. and foreign common stocks and other equity securities, including securities of emerging market issuers.  The domestic equity portion of the Fund invests in Underlying SEI Funds that primarily focus on large and some small cap securities, and provides exposure to distinct styles of equity fund management to lower the risks inherent in any one particular management style. Diversification is further enhanced through exposure to Underlying SEI Funds that focus on international and emerging markets.

The Fund will also invest at least 5% of its assets in Underlying SEI Funds that invest primarily in U.S. and foreign fixed income securities, including mortgage-backed securities and emerging market debt securities.  The fixed income portion of the Fund invests in Underlying SEI Funds that primarily focus on investment grade bonds with maturities of 30 years or less. Additionally, exposure to an Underlying SEI Fund that focuses on high yield bonds provides added diversification and opportunity for enhanced return. The Fund may also invest in Underlying SEI Funds that focus on international fixed income markets and the emerging country debt markets. The remainder of the Fund is allocated to an Underlying SEI Fund that focuses on money market funds, providing liquidity and facilitating transactions.

SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

Fund/Asset Class	Investment Range (Percentage of the Fund’s Assets)

Equity	45-95%
SIMT Large Cap Growth Fund
SIMT Large Cap Value Fund
SIMT Large Cap Diversified Alpha Fund
SIMT Small/Mid Cap Diversified Alpha Fund
SIMT Small Cap Growth Fund
SIMT Small Cap Value Fund
SIT International Equity Fund
SIT Emerging Markets Equity Fund

28

Fixed Income	5-50%
SIMT Core Fixed Income Fund
SIMT High Yield Bond Fund
SIT International Fixed Income Fund
SIT Emerging Markets Debt Fund

Money Market	0-30%
SLAT Prime Obligation Fund

What are the Risks of Investing in the Fund?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund’s assets among them. Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund’s investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an Underlying SEI Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The prices of an Underlying SEI Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, an Underlying SEI Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Short sales are transactions in which an Underlying SEI Fund sells a security it does not own.  To complete a short sale, an Underlying SEI Fund must borrow the security to deliver to the buyer.  An Underlying SEI Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by an Underlying SEI Fund and the Underlying SEI Fund will incur a loss if the price of

29

the security sold short increases between the time of the short sale and the time the Underlying SEI Fund replaces the borrowed security.

The Fund is also subject to the risk that SIMC’s decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully. For example, weighting Underlying SEI Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying SEI Funds that invest in fixed income securities during a period of stock market appreciation may result in lower total return. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

30

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Class A Shares from year to year for ten years. The performance information shown is based on full calendar years.

1997	X.XX%
1998	X.XX%
1999	X.XX
2000	X.XX%
2001	X.XX%
2002	X.XX%
2003	X.XX%
2004	X.XX%
2005	X.XX%
2006	X.XX%

Best Quarter:	Worst Quarter:
X.XX%	X.XX%
(MM/DD/YY)	(MM/DD/YY)

The Fund’s Class A total return from January 1, 2007 to June 30, 2007 was X.XX%.

This table compares the Fund’s average annual total returns for Class A Shares for the periods ended December 31, 2006 to those of the Lehman Aggregate Bond Index, the S&P 500 Index, the Morgan Stanley Capital International (MSCI) EAFE Index and the Fund’s Blended Benchmark.****

Diversified Global Growth Fund – Class A	1 Year		5 Years		10 Years		Since Inception*
Fund Return Before Taxes	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Fund Return After Taxes on Distributions**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Fund Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Lehman Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%	X.XX	%	X.XX	%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%	X.XX	%	X.XX	%
MSCI EAFE Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%	X.XX	%	X.XX	%
The Fund’s 60/20/20 Blended Benchmark (reflects no deduction for fees, expenses or taxes)****	X.XX	%	X.XX	%	X.XX	%	X.XX	%

*                                         The inception date of the Fund’s Class A Shares is June 13, 1996. Index returns shown from June 30, 1996.

**                                  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***                           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an

31

investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.  The Lehman Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Government obligations, corporate debt securities and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB-) or higher, with maturities of at least one year. The S&P 500 Index is a widely recognized, market capitalization-weighted index (number of shares outstanding multiplied by stock price) of 500 stocks that are traded on the New York Stock Exchange, American Stock Exchange and Nasdaq National Market.  The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.  The Morgan Stanley Capital International (MSCI) EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East. The Fund has changed primary benchmarks from the Lehman Aggregate Bond Index to the S&P 500 Index because it more accurately reflects the investment strategy of the Fund.

****                    The Fund’s 60/20/20 Blended Benchmark consists of the Lehman Aggregate Bond Index, S&P 500 Index and Morgan Stanley Capital International (MSCI) EAFE Index. The Fund’s Blended Benchmark is a secondary index used to track the broad range of allocations the Fund makes to the Underlying SEI Funds, while each of the S&P 500 Index, Lehman Aggregate Bond Index and Morgan Stanley Capital International (MSCI) EAFE Index only track one specific allocation of the Fund. The Fund’s Blended Benchmark is designed to reflect a more accurate comparison to the Fund’s performance.

32

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (Expenses deducted from Fund assets)	Class A Shares
Investment Advisory Fees	X.XX	%
Distribution (12b-1) Fees	X.XX	%
Other Expenses	X.XX	%
Acquired Fund Fees and Expenses	X.XX	%*
Total Annual Fund Operating Expenses	X.XX	%**

*              This amount reflects the estimated amount of expenses borne indirectly by the Fund as a result of its investments in the Underlying SEI Funds. Underlying Fund Expenses are estimated based upon the Fund’s investments in the Underlying SEI Funds, other than the SIMT Large Cap Diversified Alpha Fund, as of March 31, 2006 and the total net operating expenses (after any fee waivers and/or fee reimbursements) for each Underlying SEI Fund, other than the SIMT Large Cap Diversified Alpha Fund, for the most recently completed fiscal year. The portion of the Underlying Fund Expenses attributable to the SIMT Large Cap Diversified Alpha Fund is calculated based on estimates of the Fund’s investments in the SIMT Large Cap Diversified Alpha Fund and the estimated total net operating expenses of the SIMT Large Cap Diversified Alpha Fund (after any fee waivers and/or fee reimbursements) for its current fiscal year. Actual Underlying SEI Fund expenses indirectly borne by the Fund will vary with changes in the allocation of the Fund’s assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds. For additional information on the total operating expenses of each Underlying SEI Fund, please see “Information About the Underlying SEI Funds.”

**           The Fund’s total actual annual fund operating expenses (which reflect the estimated amount of expenses borne indirectly by the Fund as a result of its investment in the Underlying SEI Funds) for the current fiscal year were less than the amount shown above because the Adviser, the Fund’s administrator and/or the Fund’s distributor each waived a portion of the fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level.  The Adviser, the Fund’s administrator and/or the Fund’s distributor may discontinue all or part of these waivers at any time.  With these fee waivers, the Fund’s actual total operating expenses were as follows:

Diversified Global Growth Fund – Class A Shares	X.XX%

For more information about these fees, see “Investment Adviser.”

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  For purposes of calculating the Example, the Fund’s fees are equal to the “Total Annual Fund Operating Expenses” figure in the table above.  Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Diversified Global Growth Fund – Class A Shares	$	XXX	$	XXX	$	XXX	$	XXX

33

DIVERSIFIED GLOBAL STOCK FUND

Fund Summary

Investment Goal:	Long-term capital appreciation through a diversified global equity strategy

Share Price Volatility:	High

Principal Investment Strategy:	Investing in a combination of Underlying SEI Funds that invest primarily in U.S. and foreign common stocks and other equity securities

Investment Strategy

The Diversified Global Stock Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.  The Fund is appropriate for investors with longer time horizons.

At least 80% of the Fund’s assets will be invested in Underlying SEI Funds that invest primarily in U.S. and foreign common stocks and other equity securities, including securities of emerging market issuers. The Fund invests in both Underlying SEI Funds that focus on large cap securities and Underlying SEI Funds that focus on small cap securities, and provides exposure to distinct styles of equity fund management. Equity styles go in and out of favor over market cycles, and diversification across these styles provides broad market exposure without a bias towards specific sectors and industries, thereby reducing the volatility of returns. While the allocation to Underlying SEI Funds that focus on small cap securities is smaller than the large cap allocation, the Underlying SEI Funds that focus on small cap exposure provide additional diversification and enhanced returns. The remainder of the Fund is allocated to an Underlying SEI Fund that focuses on money markets, providing liquidity and facilitating transactions.

SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

Fund/Asset Class	Investment Range (Percentage of the Fund’s Assets)

Equity	80-100%
SIMT Large Cap Growth Fund
SIMT Large Cap Value Fund
SIMT Large Cap Diversified Alpha Fund
SIMT Small/Mid Cap Diversified Alpha Fund
SIMT Small Cap Growth Fund
SIMT Small Cap Value Fund
SIT International Equity Fund
SIT Emerging Markets Equity Fund

Money Market	0-20%
SLAT Prime Obligation Fund

34

What are the Risks of Investing in the Fund?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund’s assets among them. Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund’s investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an Underlying SEI Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Short sales are transactions in which an Underlying SEI Fund sells a security it does not own.  To complete a short sale, an Underlying SEI Fund must borrow the security to deliver to the buyer.  An Underlying SEI Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by an Underlying SEI Fund and the Underlying SEI Fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Underlying SEI Fund replaces the borrowed security.

The Fund is also subject to the risk that SIMC’s decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully. For example, weighting Underlying SEI Funds that invest in small capitalization or foreign stocks too heavily during certain periods of time might result in higher volatility. Conversely, investing too heavily in Underlying SEI Funds that invest in large capitalization stocks during a period of market appreciation for smaller companies may result in lower total return. Similarly, investing in foreign stocks rather than U.S. stocks may cause the Fund to miss opportunities in the U.S. markets. Alternatively, investing in foreign stocks may subject the Fund to risks not present in the U.S. markets. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

35

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Class A Shares from year to year for nine years. The performance information shown is based on full calendar years.

1997	X.XX%
1998	X.XX%
1999	X.XX%
2000	X.XX%
2001	X.XX%
2002	X.XX%
2003	X.XX%
2004	X.XX%
2005	X.XX%
2006	X.XX%

Best Quarter:	Worst Quarter:
X.XX%	X.XX%
(MM/DD/YY)	(MM/DD/YY)

The Fund’s Class A total return from January 1, 2007 to June 30, 2007 was X.XX%.

This table compares the Fund’s average annual total returns for Class A Shares for the periods ended December 31, 2006 to those of the Morgan Stanley Capital International (MSCI) EAFE Index, the S&P 500 Index and the Fund’s Blended Benchmark.****

Diversified Global Stock Fund—Class A	1 Year		5 Years		10 Years		Since Inception*
Fund Return Before Taxes	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Fund Return After Taxes on Distributions**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Fund Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
MSCI EAFE Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%	X.XX	%	X.XX	%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%	X.XX	%	X.XX	%
The Fund’s 75/25 Blended Benchmark (reflects no deduction for fees, expenses or taxes)****	X.XX	%	X.XX	%	X.XX	%	X.XX	%

*                                         The inception date of the Fund’s Class A Shares is December 9, 1996. Index returns shown from December 31, 1996.

**                                  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***                           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance

36

would be lower. The Morgan Stanley Capital International (MSCI) EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East. The S&P 500 Index is a widely recognized, market capitalization-weighted index (number of shares outstanding multiplied by stock price) of 500 stocks that are traded on the New York Stock Exchange, American Stock Exchange and Nasdaq National Market. The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Fund has changed primary benchmarks from the Morgan Stanley Capital International (MSCI) EAFE Index to the S&P 500 Index because it more accurately reflects the investment strategy of the Fund.

****                    The Fund’s 75/25 Blended Benchmark consists of the S&P 500 Index and Morgan Stanley Capital International (MSCI) EAFE Index. The Fund’s Blended Benchmark is a secondary index used to track the broad range of allocations the Fund makes to the Underlying SEI Funds, while each of the S&P 500 Index and Morgan Stanley Capital International (MSCI) EAFE Index only track one specific allocation of the Fund. The Fund’s Blended Benchmark is designed to reflect a more accurate comparison to the Fund’s performance.

37

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (Expenses deducted from Fund assets)	Class A Shares
Investment Advisory Fees	X.XX	%
Distribution (12b-1) Fees	X.XX	%
Other Expenses	X.XX	%
Acquired Fund Fees and Expenses	X.XX	%*
Total Annual Fund Operating Expenses	X.XX	%**

*              This amount reflects the estimated amount of expenses borne indirectly by the Fund as a result of its investments in the Underlying SEI Funds. Underlying Fund Expenses are estimated based upon the Fund’s investments in the Underlying SEI Funds, other than the SIMT Large Cap Diversified Alpha Fund, as of March 31, 2006 and the total net operating expenses (after any fee waivers and/or fee reimbursements) for each Underlying SEI Fund, other than the SIMT Large Cap Diversified Alpha Fund, for the most recently completed fiscal year.  The portion of the Underlying Fund Expenses attributable to the SIMT Large Cap Diversified Alpha Fund is calculated based on estimates of the Fund’s investments in the SIMT Large Cap Diversified Alpha Fund and the estimated total net operating expenses of the SIMT Large Cap Diversified Alpha Fund (after any fee waivers and/or fee reimbursements) for its current fiscal year. Actual Underlying SEI Fund expenses indirectly borne by the Fund will vary with changes in the allocation of the Fund’s assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds. For additional information on the total operating expenses of each Underlying SEI Fund, please see “Information About the Underlying SEI Funds.”

**           The Fund’s total actual annual fund operating expenses (which reflect the estimated amount of expenses borne indirectly by the Fund as a result of its investment in the Underlying SEI Funds) for the current fiscal year were less than the amount shown above because the Adviser, the Fund’s administrator and/or the Fund’s distributor each waived a portion of the fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level.  The Adviser, the Fund’s administrator and/or the Fund’s distributor may discontinue all or part of these waivers at any time.  With these fee waivers, the Fund’s actual total operating expenses were as follows:

Diversified Global Stock Fund – Class A Shares	X.XX	%

For more information about these fees, see “Investment Adviser.”

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund’s fees are equal to the “Total Annual Fund Operating Expenses” figure in the table above. Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Diversified Global Stock Fund – Class A Shares	$	XXX	$	XXX	$	XXX	$	XXX

38

DIVERSIFIED U.S. STOCK FUND

Fund Summary

Investment Goal:	Long-term capital appreciation through a diversified domestic equity strategy

Share Price Volatility:	High

Principal Investment Strategy:	Investing in a combination of Underlying SEI Funds that invest primarily in U.S. common stocks and other equity securities

Investment Strategy

The Diversified U.S. Stock Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC. The Fund is appropriate for investors with longer time horizons.

At least 80% of the Fund’s assets will be invested in Underlying SEI Funds that invest primarily in U.S. common stocks and other equity securities. The Fund invests in both Underlying SEI Funds that focus on large cap securities and Underlying SEI Funds that focus on small cap securities, and provides exposure to distinct styles of equity fund management. Equity styles go in and out of favor over market cycles, and diversification across these styles provides broad market exposure without a bias towards specific sectors and industries, thereby reducing the volatility of returns. While the allocation to Underlying SEI Funds that focus on small cap securities is smaller than the large cap allocation, the Underlying SEI Funds that focus on small cap exposure provide additional diversification and enhanced returns. The remainder of the Fund is allocated to an Underlying SEI Fund that focuses on money markets, providing liquidity and facilitating transactions.

SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

Fund/Asset Class	Investment Range (Percentage of the Fund’s Assets)

Equity	80-100%
SIMT Large Cap Growth Fund
SIMT Large Cap Value Fund
SIMT Large Cap Diversified Alpha Fund
SIMT Small/Mid Cap Diversified Alpha Fund
SIMT Small Cap Growth Fund
SIMT Small Cap Value Fund

Money Market	0-20%
SLAT Prime Obligation Fund

39

What are the Risks of Investing in the Fund?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund’s assets among them. Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Short sales are transactions in which an Underlying SEI Fund sells a security it does not own.  To complete a short sale, an Underlying SEI Fund must borrow the security to deliver to the buyer.  An Underlying SEI Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by an Underlying SEI Fund and the Underlying SEI Fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Underlying SEI Fund replaces the borrowed security.

The Fund is also subject to the risk that SIMC’s decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully. For example, weighting Underlying SEI Funds that invest in small capitalization stocks too heavily during certain periods of time might result in higher volatility. Conversely, investing too heavily in Underlying SEI Funds that invest in large capitalization stocks during a period of market appreciation for smaller companies may result in lower total return. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

40

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Class A Shares from year to year for ten years. The performance information shown is based on full calendar years.

1997	X.XX%
1998	X.XX%
1999	X.XX%
2000	X.XX%
2001	X.XX%
2002	X.XX%
2003	X.XX%
2004	X.XX%
2005	X.XX%
2006	X.XX%

Best Quarter:	Worst Quarter:
X.XX%	X.XX%
(MM/DD/YY)	(MM/DD/YY)

The Fund’s Class A total return from January 1, 2007 to June 30, 2007 was X.XX%.

This table compares the Fund’s average annual total returns for Class A Shares for the periods ended December 31, 2006 to the S&P 500 Index.†

Diversified U.S. Stock Fund — Class A	1 Year		5 Years		10 Years		Since Inception*
Fund Return Before Taxes	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Fund Return After Taxes on Distributions**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Fund Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%	X.XX	%	X.XX	%

†                                          The Fund previously compared its returns to the Dow Jones Wilshire 5000 Composite Index, a widely-recognized, market-value weighted index of equity securities issued by all companies with headquarters located in the U.S. The Fund has deleted reference to the Dow Jones Wilshire 5000 Composite Index in order to more accurately reflect the Fund’s current investment strategy.

*                                         The inception date of the Fund’s Class A Shares is May 13, 1996. Index returns shown from May 31, 1996.

**                                  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***                           An index measures the market price of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.  The S&P 500 Index is a widely-recognized, market capitalization-weighted index (number of shares outstanding multiplied by stock price) of 500 stocks that are traded on the New York Stock Exchange, American Stock Exchange and Nasdaq National Market.  The S&P 500 Index is designed to measure

41

performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

42

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (Expenses deducted from Fund assets)	Class A Shares
Investment Advisory Fees	X.XX%
Distribution (12b-1) Fees	X.XX%
Other Expenses	X.XX%
Acquired Fund Fees and Expenses	X.XX%*
Total Annual Fund Operating Expenses	X.XX%**

*              This amount reflects the estimated amount of expenses borne indirectly by the Fund as a result of its investments in the Underlying SEI Funds. Underlying Fund Expenses are estimated based upon the Fund’s investments in the Underlying SEI Funds, other than the SIMT Large Cap Diversified Alpha Fund, as of March 31, 2006 and the total net operating expenses (after any fee waivers and/or fee reimbursements) for each Underlying SEI Fund, other than the SIMT Large Cap Diversified Alpha Fund, for the most recently completed fiscal year. The portion of the Underlying Fund Expenses attributable to the SIMT Large Cap Diversified Alpha Fund is calculated based on estimates of the Fund’s investments in the SIMT Large Cap Diversified Alpha Fund and the estimated total net operating expenses of the SIMT Large Cap Diversified Alpha Fund (after any fee waivers and/or fee reimbursements) for its current fiscal year. Actual Underlying SEI Fund expenses indirectly borne by the Fund will vary with changes in the allocation of the Fund’s assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds. For additional information on the total operating expenses of each Underlying SEI Fund, please see “Information About the Underlying SEI Funds.”

**           The Fund’s total actual annual fund operating expenses (which reflect the estimated amount of expenses borne indirectly by the Fund as a result of its investment in the Underlying SEI Funds) for the current fiscal year were less than the amount shown above because the Adviser, the Fund’s administrator and/or the Fund’s distributor each waived a portion of the fees in order to keep total operating expenses at a specified level.  The Adviser, the Fund’s administrator and/or the Fund’s distributor may discontinue all or part of these waivers at any time.  With these fee waivers, the Fund’s actual total operating expenses were as follows:

Diversified U.S. Stock Fund – Class A Shares	X.XX	%

For more information about these fees, see “Investment Adviser.”

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund’s fees are equal to the “Total Annual Fund Operating Expenses” figure in the table above. Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Diversified U.S. Stock Fund – Class A Shares	$	XXX	$	XXX	$	XXX	$	XXX

43

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds’ primary strategies, and the Funds will normally invest at least 90% of their assets in the Underlying SEI Funds within the percentage ranges set forth for each asset class. However, the Funds may also use other strategies and engage in other investment practices, which are described in detail in the Funds’ Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Funds may invest up to 100% of their assets in short-term obligations, cash or cash equivalents that would not ordinarily be consistent with each Fund’s objective. The Funds will do so only if SIMC believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, there is no guarantee that any Fund will achieve its investment goal.

INFORMATION ABOUT THE UNDERLYING SEI FUNDS

The Funds will invest in the following Underlying SEI Funds. However, SIMC may, in accordance with the Funds’ investment objectives and policies, select additional Underlying SEI Funds for investment.

The chart below sets forth the expense ratio, after fee waivers, for each of the Underlying SEI Funds in which the Funds will invest (based on information as of June 30, 2007).

Underlying SEI Fund:	Expense Ratio:
SIMT Large Cap Value Fund	X.XX	%
SIMT Large Cap Growth Fund	X.XX	%
SIMT Large Cap Diversified Alpha Fund	X.XX	%
SIMT Small/Mid Cap Diversified Alpha Fund*	X.XX	%
SIMT Small Cap Value Fund	X.XX	%
SIMT Small Cap Growth Fund	X.XX	%
SIT International Equity Fund	X.XX	%
SIT Emerging Markets Equity Fund	X.XX	%
SIMT Core Fixed Income Fund	X.XX	%
SIMT High Yield Bond Fund	X.XX	%
SIT International Fixed Income Fund	X.XX	%
SIT Emerging Markets Debt Fund	X.XX	%
SLAT Prime Obligation Fund	X.XX	%

*The SIMT Small/Mid Cap Diversified Alpha Fund was not operational as of June 30, 2007.

Underlying U.S. Equity Funds

SIMT Large Cap Value Fund:  The SIMT Large Cap Value Fund seeks long-term growth of capital and income. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of large companies. The Fund invests primarily in U.S. common stocks with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund’s assets, selects stocks it believes are undervalued in light of such fundamental characteristics as earnings, book value or return on equity. AllianceBernstein L.P.’s investment unit of Sanford C. Bernstein & Co., LLC, Aronson+Johnson+Ortiz, LP, Enhanced Investment Technologies, LLC and LSV Asset Management serve as Sub-Advisers to the SIMT Large Cap Value Fund.

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SIMT Large Cap Growth Fund:  The SIMT Large Cap Growth Fund seeks capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of large companies. The Fund invests primarily in U.S. common stocks with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund’s assets, selects stocks it believes have significant growth potential in light of such characteristics as revenue and earnings growth and positive earnings surprises. Delaware Management Company, Enhanced Investment Technologies, LLC, Goldman Sachs Asset Management, L.P., Montag & Caldwell, Inc. and Quantitative Management Associates LLC serve as Sub-Advisers to the SIMT Large Cap Growth Fund.

SIMT Large Cap Diversified Alpha Fund:  The SIMT Large Cap Diversified Alpha Fund seeks capital appreciation. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of large companies or in portfolio strategies designed to correlate to a portfolio composed of large cap equity securities. The Fund uses a multi-manager approach under the general supervision of SIMC, allocating the assets among multiple Sub-Advisers that use different investment strategies to seek to achieve returns in excess of the performance of a broad U.S. large cap benchmark. This allocation among investment strategies aims to diversify the sources from which Sub-Advisers seek to achieve excess returns (i.e., returns in excess of a benchmark index or “alpha”), and thereby diversify the relative risk of the Fund. While the Fund is expected to have an absolute return and risk profile similar to the broad U.S. large cap equity market, returns may be derived in part from investing significant portions of the Fund in securities outside of the large cap market. The Fund may also engage in short sales, and may use the proceeds of such short sales to purchase additional securities, in which case the value of the Fund’s holdings in securities may exceed the value of the net assets of the Fund.  The Fund uses a multi-manager approach, relying upon Sub-Advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SIMC.  The Fund’s investment strategy involves reinvesting proceeds received from selling securities short, which may effectively create leverage. The use of leverage can amplify the effects of market volatility on the Fund’s share price and make the Fund’s returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Analytic Investors, Inc., Aronson+Johnson+Ortiz, LP, Delaware Management Company, Enhanced Investment Technologies, LLC, Quantitative Management Associates LLC and Smith Breeden Associates, Inc. serve as Sub-Advisers to the SIMT Large Cap Diversified Alpha Fund.

SIMT Small/Mid Cap Diversified Alpha Fund:  The SIMT Small/Mid Cap Diversified Alpha Fund seeks long-term capital appreciation. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of small and medium sized companies. The Fund invests primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Frank Russell 2500 Index (between $XX million and $X.X billion as of June 30, 2007). The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SIMC. For example, the Sub-Advisers may include both value managers (i.e., managers that select stocks they believe are undervalued in light of such fundamental characteristics as earnings, cash flow or book value), and growth managers (i.e., managers that select stocks they believe have significant earnings growth potential based on new product introductions, revenue growth and/or margin improvement and other factors). Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.  Integrity Asset Management, LLC, Los Angeles Capital Management and Equity Research, Inc., Martingale Asset Management, L.P., PanAgora Asset Management, Inc., Smith Breeden Associates, Inc. and Wellington Management Company, LLP serve as Sub-Advisers to the SIMT Small/Mid Cap Diversified Alpha Fund.

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SIMT Small Cap Value Fund:  The SIMT Small Cap Value Fund seeks capital appreciation. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of small companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Frank Russell 2000 Index or the S&P SmallCap 600 Index. The market capitalization range and the composition of the Frank Russell 2000 Index and the S&P SmallCap 600 Index are subject to change.  The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund’s portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund’s assets, selects stocks it believes are attractively valued in light of such fundamental characteristics as earnings, capital structure and/or return on invested capital among other factors.  Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. Artisan Partners Limited Partnership, BlackRock Capital Management, Inc., David J. Greene and Company, LLC, Lee Munder Investments, Ltd., LSV Asset Management, Martingale Asset Management, L.P., PanAgora Asset Management, Inc., Weiss, Peck & Greer Investments and Wellington Management Company, LLP serve as Sub-Advisers to the SIMT Small Cap Value Fund.

SIMT Small Cap Growth Fund:  The SIMT Small Cap Growth Fund seeks long-term capital appreciation. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of small companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Frank Russell 2000 Index or the S&P SmallCap 600 Index. The market capitalization range and the composition of the Frank Russell 2000 Index and the S&P SmallCap 600 Index are subject to change. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund’s portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund’s assets, selects stocks it believes have attractive growth and appreciation potential in light of such characteristics as revenue and earnings growth, expectations from sell side analysts and relative valuation among other considerations. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. Delaware Management Company, Lee Munder Investments, Ltd., Martingale Asset Management, L.P., Mazama Capital Management, Inc., McKinley Capital Management Inc., PanAgora Asset Management, Inc. and Wellington Management Company, LLP serve as Sub-Advisers to the SIMT Small Cap Growth Fund.

Underlying International Equity Funds

SIT International Equity Fund:  The SIT International Equity Fund seeks long-term capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. The Fund invests primarily in common stocks and other equity securities of issuers of all capitalization ranges that are located in at least three countries other than the United States. The Fund invests primarily in companies located in developed countries, but may also invest in companies located in emerging markets. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SIMC.  Certain Sub-Advisers will seek to achieve returns in excess of an international equity benchmark. This allocation among investment strategies aims to diversify the sources from which certain Sub-Advisers seek to achieve excess returns (i.e., returns in excess of a benchmark index or “alpha”).  [The Sub-Advisers seek to enhance the Fund’s return by actively managing the Fund’s foreign currency exposure. In managing the Fund’s currency exposure, the Sub-Advisers buy and sell currencies (i.e., take long or short positions) using futures, foreign currency forward contracts and other derivatives. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund’s assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. The Fund may also engage in currency transactions in an attempt to take advantage of certain inefficiencies in the currency exchange market, to increase their exposure to a foreign currency or to shift

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exposure to foreign currency fluctuations from one currency to another.]  Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liability. AllianceBernstein L.P., AXA Rosenberg Investment Management LLC, Capital Guardian Trust Company, Fuller & Thaler Asset Management, Inc., McKinley Capital Management Inc., Quantitative Management Associates LLC, Record Currency Management Limited and Smith Breeden Associates, Inc. serve as Sub-Advisers to the SIT International Equity Fund.

SIT Emerging Markets Equity Fund:  The SIT Emerging Markets Equity Fund seeks capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of emerging market issuers. The Fund invests primarily in common stocks and other equity securities of foreign companies located in emerging market countries. The Fund normally maintains investments in at least six emerging market countries, and does not invest more than 35% of its total assets in any one emerging market country. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SIMC. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. AllianceBernstein L.P., Ashmore Investment Management Limited, AXA Rosenberg Investment Management LLC, The Boston Company Asset Management LLC, Emerging Markets Management, L.L.C. and Rexiter Capital Management Limited serve as Sub-Advisers to the SIT Emerging Markets Equity Fund.

Underlying U.S. Fixed Income Funds

SIMT Core Fixed Income Fund:  The SIMT Core Fixed Income Fund seeks current income consistent with the preservation of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed income securities. The Fund invests primarily in investment and non-investment grade U.S. and foreign securities, including emerging market, corporate and Government fixed income securities, and mortgage-backed securities.  The Fund may invest in securities denominated in either U.S. dollars or foreign currency.  The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SIMC. Sub-Advisers are selected for their expertise in managing various kinds of fixed income securities, and each Sub-Adviser makes investment decisions based on an analysis of yield trends, credit ratings and other factors in accordance with its particular discipline.  The Sub-Advisers may also engage in currency transactions using futures, foreign currency forward contracts and other derivatives either to seek to hedge the Fund’s currency exposure or to enhance the Fund’s returns. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund’s assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. While each Sub-Adviser chooses securities of different types and maturities, the Fund in the aggregate generally will have a dollar-weighted average duration that is consistent with that of the broad U.S. fixed income market as represented by the Lehman Aggregate Bond Index. The dollar-weighted average duration of the Lehman Aggregate Bond Index varies significantly over time, but as of June 30, 2006 it was 4.80 years. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. Metropolitan West Asset Management, LLC, Smith Breeden Associates, Inc., Wells Capital Management, Inc., Western Asset Management Company and Western Asset Management Company Limited serve as Sub-Advisers to the SIMT Core Fixed Income Fund.

SIMT High Yield Bond Fund:  The SIMT High Yield Bond Fund seeks total return. Under normal circumstances, the Fund invests at least 80% of its net assets in high yield fixed income securities. The Fund invests primarily in fixed income securities rated below investment grade (junk bonds), including corporate bonds and debentures, convertible and preferred securities, and zero coupon obligations. The

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Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SIMC.  To a limited extent, SIMC may also directly manage a portion of the Fund’s portfolio.  In managing the Fund’s assets, the Sub-Advisers and, to the extent applicable, SIMC select securities that offer a high current yield as well as total return potential. The Fund’s securities are diversified as to issuers and industries. The Fund’s average weighted maturity may vary, and will generally not exceed ten years. There is no limit on the maturity or credit quality of any security.  Ares Management LLC, JPMorgan Investment Management Inc., LLC and Nomura Corporate Research and Asset Management Inc. serve as Sub-Advisers to the SIMT High Yield Bond Fund.

Underlying International Fixed Income Funds

SIT International Fixed Income Fund:  The SIT International Fixed Income Fund seeks capital appreciation and current income. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed income securities. The Fund invests primarily in investment grade foreign government and corporate fixed income securities, as well as foreign mortgage-backed and/or asset-backed fixed income securities, of issuers located in at least three countries other than the United States. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SIMC. In selecting investments for the Fund, the Sub-Advisers choose investment grade securities issued by corporations and governments located in various developed foreign countries, looking for opportunities for capital appreciation and gain, as well as current income. There are no restrictions on the Fund’s average portfolio maturity, or on the maturity of any specific security. The Sub-Advisers seek to enhance the Fund’s return by actively managing the Fund’s foreign currency exposure. In managing the Fund’s currency exposure, the Sub-Advisers buy and sell currencies (i.e., take long or short positions) using futures, foreign currency forward contracts and other derivatives.  The Fund may take long and short positions in foreign currencies in excess of the value of the Fund’s assets denominated in a particular currency or when the Fund does not own assets denominated in that currency.  The Fund may also engage in currency transactions in an attempt to take advantage of certain inefficiencies in the currency exchange market, to increase their exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another.  The Fund will also invest in securities rated below investment grade (junk bonds). The Fund also invests a portion of its assets in bank loans, which are, generally, non-investment grade floating rate instruments. The Fund may invest in bank loans in the form of participations in the loans (participations) and assignments of all or a portion of the loans from third parties (assignments). Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.  AllianceBernstein L.P., BlackRock Financial Management, Inc., Fidelity International Investment Advisors (UK) Limited and its affiliate, Fidelity International Investment Advisors, and Record Currency Management Limited serve as Sub-Advisers to the SIT International Fixed Income Fund.

SIT Emerging Markets Debt Fund:  The SIT Emerging Markets Debt Fund seeks to maximize total return. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed income securities of emerging market issuers. The Fund invests primarily in U.S. dollar-denominated debt securities of government, government-related and corporate issuers in emerging market countries, as well as entities organized to restructure the outstanding debt of such issuers. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SIMC. The Sub-Advisers will spread the Fund’s holdings across a number of countries and industries to limit its exposure to a single emerging market economy. There are no restrictions on the Fund’s average portfolio maturity, or on the maturity of any specific security. There is no minimum rating standard for the Fund’s securities and the Fund’s securities will generally be in the lower or lowest rating categories (including those below investment

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grade, commonly referred to as junk bonds). Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. Ashmore Investment Management Limited, AXA Rosenberg Investment Management LLC, ING Investment Management Co. and Stone Harbor Investment Partners LP serve as Sub-Advisers to the SIT Emerging Markets Debt Fund.

Underlying Money Market Fund

SLAT Prime Obligation Fund:  The SLAT Prime Obligation Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. The Fund is comprised of short-term debt obligations of U.S. issuers that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the Sub-Adviser determines are of comparable quality.  Under normal market conditions, the Fund invests in: (i) commercial paper and other short-term corporate obligations (including asset-backed securities) rated in the highest short-term rating category or that the Sub-Adviser determines are of comparable quality; (ii) certificates of deposit, time deposits, bankers’ acceptances, bank notes and other obligations of U.S. commercial banks or savings and loan institutions that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; and (iv) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government. The Fund may also enter into fully-collateralized repurchase agreements. Columbia Management Advisors, LLC serves as the Sub-Adviser to the SLAT Prime Obligation Fund.

Additional Risks of Investing in the Underlying SEI Funds

The following sections describe some of the additional risks associated with certain of the Underlying SEI Funds.

Derivatives Risk:  Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, options, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by an Underlying SEI Fund, and of the derivative instruments relating to those securities, may not be proportionate. There may not be a liquid market for an Underlying SEI Fund to sell a derivative instrument, which could result in difficulty closing the positions, and certain derivative instruments can magnify the extent of losses incurred due to changes in market value of the securities to which they relate. In addition, some derivative instruments are subject to counterparty risk.

Exchange-Traded Funds Risk:  A number of the Underlying SEI Funds may purchase shares of exchange-traded funds (ETFs) to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When an Underlying SEI Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

International Investing Risk:  A number of the Underlying SEI Funds invest in foreign securities. Investing in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S.

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economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund’s investments. In the case of foreign fixed income securities, price fluctuations will reflect international, economic and political events, as well as changes in currency valuations relative to the U.S. dollar. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing.  Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an Underlying SEI Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. The foreign sovereign debt securities and “Brady Bonds” that some Underlying SEI Funds purchase involve specific risks, including the risk that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their sovereign debt, which may require holders of such sovereign debt to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Junk Bond Risk:  Certain Underlying SEI Funds invest in bonds rated below investment grade (junk bonds). Junk bonds involve greater risk of default or downgrade, and involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of junk bonds may be more susceptible than issuers of investment grade securities to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. The volatility of junk bonds and certain foreign sovereign debt obligations is even greater than that of investment grade securities since the prospects for repayment of principal and interest of many of these securities is speculative. Some may even be in default. As an incentive to invest in these risky securities, they tend to offer higher returns.

Mortgage-Backed Securities Risk:  Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

Asset-Backed Securities Risk:  Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables.  Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional

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ownership interests in the underlying pools of assets.  Therefore, repayment depends largely on the cash flows generated by the assets backing the securities.  Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities, which is discussed above.  Asset-backed securities present credit risks that are not presented by mortgage-backed securities.  This is because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets.  If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Underlying SEI Fund will be unable to possess and sell the underlying collateral and that the Underlying SEI Fund’s recoveries on repossessed collateral may not be available to support payments on the security.  In the event of a default, the Underlying SEI Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Non-Diversification Risk:  Certain Underlying SEI Funds are non-diversified, which means that they may invest in the securities of relatively few issuers. As a result, these Funds may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to their investments in those securities.

Short Sales Risk:  Short sales are transactions in which an Underlying SEI Fund sells a security it does not own. To complete a short sale, an Underlying SEI Fund must borrow the security to deliver to the buyer. An Underlying SEI Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by an Underlying SEI Fund and the Underlying SEI Fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Underlying SEI Fund replaces the borrowed security. Prior to replacing the borrowed security, certain Underlying SEI Funds may use the proceeds of a short sale to purchase other securities. In such a case, the value of the Underlying SEI Fund’s holdings may exceed the value of the Underlying SEI Fund’s net assets, which could cause the Underlying SEI Fund’s returns to be more volatile than they would have been if such a strategy was not used. Certain Underlying SEI Funds’ investment strategies involve reinvesting proceeds received from selling securities short, which may effectively create leverage. The use of leverage can amplify the effects of market volatility on an Underlying SEI Fund’s share price and make an Underlying SEI Fund’s returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of an Underlying SEI Fund’s portfolio securities. The use of leverage may also cause an Underlying SEI Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Small Capitalization Risk:  Certain Underlying SEI Funds invest in stocks of small capitalization companies. The smaller capitalization companies an Underlying SEI Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange and may or may not pay dividends.

INVESTMENT ADVISER

SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the Adviser to each Fund.  SIMC makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund’s investment program.  As of June 30, 2007, SIMC had approximately $XX.X billion in assets under management.  For the fiscal year ended March 31, 2007, SIMC received investment advisory fees, as a percentage of each Fund’s net assets, at the following annual rates:

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Diversified Conservative Income Fund	X.XX	%
Diversified Conservative Fund	X.XX	%
Diversified Global Moderate Growth Fund	X.XX	%
Diversified Moderate Growth Fund	X.XX	%
Diversified Global Growth Fund	X.XX	%
Diversified Global Stock Fund	X.XX	%
Diversified U.S. Stock Fund	X.XX	%

A discussion regarding the basis for the Board of Trustees’ approval of the Funds’ investment advisory agreement is available in the Funds’ annual report, which covers the period April 1, 2006 through March 31, 2007.

In addition to serving as Adviser to the Funds, SIMC is adviser to the Underlying SEI Funds, and oversees one or more Sub-Advisers for the Underlying SEI Funds. SIMC acts as the manager of managers of the Underlying SEI Funds, and is responsible for the investment performance of the Underlying SEI Funds since it allocates each Underlying SEI Fund’s assets to one or more Sub-Advisers and recommends hiring or changing Sub-Advisers to the Board of Trustees of the Underlying SEI Funds.

The Funds are managed by two investment professionals, as identified below.

Daniel Nevins, CFA, is currently the Managing Director of SIMC’s Portfolio Strategy Team.  Mr. Nevins is responsible for developing the asset allocation strategies for each Fund.  Along with leading the Portfolio Strategy Team, Mr. Nevins oversees research on investment strategies for individual and institutional investors.  Mr. Nevins joined SIMC in 1999 and led research groups in the individual investment planning and asset allocation areas prior to assuming his current responsibilities.

John J. McCue has served as Director of Portfolio Implementations for SIMC since 1995 and served as Director of Money Market Investments from 2003 to 2005.  Mr. McCue is responsible for the implementation of the Funds’ asset allocation strategies.

The SAI provides additional information about the portfolio managers’ compensation, other accounts they manage and their ownership, if any, of securities in the Funds.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called redeem) and exchange Class A Shares of the Funds. Class A Shares are offered to tax-advantaged and other retirement accounts. If you are investing in a Fund through a 401(k) or other retirement plan, you should contact your plan sponsor for the services and procedures which pertain to your account.

How to Purchase Fund Shares

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

Financial institutions and intermediaries may purchase Class A Shares by placing orders with the Funds’ Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems.  Generally, cash investments must be transmitted or delivered in federal funds to the Funds’ wire agent by the close of business on the day after the order is placed.  However, in certain circumstances the Funds at their discretion may allow purchases

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to settle (i.e., receive final payment) at a later date in accordance with the Funds’ procedures and applicable law.  The Funds reserve the right to refuse any purchase requests; particularly those that the Funds reasonably believe may not be in the best interests of the Funds or their shareholders and could adversely affect the Funds or their operations. This includes those from any individual or group who, in a Fund’s view, is likely to engage in excessive trading (usually defined as four or more “round trips” in a Fund in any twelve-month period).  For more information regarding the Funds’ policy and procedures related to excessive trading, please see “Frequent Purchases and Redemptions of Fund Shares” below.

When you purchase, sell or exchange Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase, sale and exchange requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are executed at the net asset value per share (NAV) next determined after the intermediary receives the request if transmitted to the Funds in accordance with the Funds’ procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution’s or intermediary’s procedures for transacting with the Funds. For more information about how to purchase, sell or exchange Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

Each Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern time). So, for you to receive the current Business Day’s NAV, a Fund (or an authorized agent) must receive your purchase order in proper form before 4:00 p.m. Eastern time. A Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

Pricing of Fund Shares

NAV for one Fund share is the value of that share’s portion of the net assets of the Fund.  In calculating NAV, each Fund generally values shares of the Underlying SEI Funds at their NAV and other investments at market prices. Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees.

The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the Committee) designated by the Funds’ Board of Trustees. The Committee is currently composed of two members of the Board of Trustees, as well as representatives from SIMC and its affiliates.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended, the security has been de-listed from a national exchange, the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or the security’s primary pricing source is not able or willing to provide a price.  When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.  Examples of factors the Committee may consider are: the facts giving rise to the need to fair value, the last trade price, the performance of the market or the issuer’s industry, the liquidity or market capitalization of the security, the size of the holding in a Fund, or any other

53

appropriate information.  The Fund’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.  The respective prospectuses for the Underlying SEI Funds in which the Funds invest explain the circumstances in which those Funds will use fair value pricing and the effects of fair value pricing.

The Funds’ Pricing and Valuation Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees. However, when the change would not materially affect valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, Board approval may be obtained at the next regularly scheduled Board meeting.

Minimum Purchases

To purchase Class A Shares for the first time, you must invest at least $150,000 in any Fund. Your subsequent investments in any Fund must be made in amounts of at least $1,000. A Fund may accept investments of smaller amounts at its discretion.

Frequent Purchases and Redemptions of Fund Shares

“Market timing” refers to a pattern of frequent purchases and sales of a Fund’s shares, often with the intent of earning arbitrage profits. Market timing of the Funds could harm other shareholders in various ways, including by diluting the value of the shareholders’ holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing the Funds to incur unwanted taxable gains, and forcing the Funds to hold excess levels of cash.

The Funds are intended to be long-term investment vehicles and are not designed for investors that engage in short-term trading activity (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa, in an effort to take advantage of short-term market movements). Accordingly, the Board of Trustees has adopted policies and procedures on behalf of the Funds to deter short-term trading.  These policies and procedures do not apply with respect to money market funds. The Funds’ transfer agent will monitor trades in an effort to detect short-term trading activities. If, as a result of this monitoring, a Fund determines, in its sole discretion, that a shareholder has engaged in excessive short-term trading, it will refuse to process future purchases or exchanges into the Fund from that shareholder’s account.

A shareholder will be considered to be engaging in excessive short-term trading in a Fund in the following circumstances:

i.                                          if the shareholder conducts four or more “round trips” in a Fund (other than a money market fund) in any twelve-month period. A round trip involves the purchase of shares of a Fund and subsequent redemption of all or most of those shares. An exchange into and back out of a Fund in this manner is also considered a round trip.

ii.                                       if a Fund determines, in its sole discretion, that a shareholder’s trading activity constitutes excessive short-term trading, regardless of whether such shareholder exceeds the foregoing round trip threshold.

The Funds in their sole discretion also reserve the right to reject any purchase request (including exchange requests) for any reason without notice.

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Judgments with respect to implementation of the Funds’ policies are made uniformly and in good faith in a manner that the Funds believe is consistent with the best long-term interests of shareholders. When applying the Funds’ policies, the Funds may consider (to the extent reasonably available) an investor’s trading history in all SEI funds, as well as trading in accounts under common ownership, influence or control, and any other information available to the Funds.

The Funds’ monitoring techniques are intended to identify and deter short-term trading in the Funds. However, despite the existence of these monitoring techniques, it is possible that short-term trading may occur in the Funds without being identified. For example, certain investors seeking to engage in short-term trading may be adept at taking steps to hide their identity or activity from the Funds’ monitoring techniques. Operational or technical limitations may also limit the Funds’ ability to identify short-term trading activity.

While it is the Funds’ intention that intermediaries trading in Fund shares will assist the Funds in enforcing the Funds’ policies, certain intermediaries may be unable or unwilling to effectively enforce the Funds’ trading or exchange restrictions. The Funds will monitor trading activity coming from such intermediaries and take reasonable steps to seek cooperation from any intermediary through which the Funds believe short-term trading activity is taking place.

Certain of the SEI funds are sold to participant-directed employee benefit plans. The Funds’ ability to monitor or restrict trading activity by individual participants in a plan may be constrained by regulatory restrictions or plan policies. In such circumstances, the Funds will take such action, which may include taking no action, as deemed appropriate in light of all the facts and circumstances.

The Funds may amend these policies and procedures in response to changing regulatory requirements or to enhance the effectiveness of the program.

Foreign Investors

The Funds do not generally accept investments by non-U.S. persons.  Non-U.S. persons may be permitted to invest in a Fund subject to the satisfaction of enhanced due diligence.

Customer Identification and Verification and Anti-Money Laundering Program

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account.  Accounts for the Funds are generally opened through other financial institutions or financial intermediaries.  When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you.  This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information.  In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Funds will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the

55

application).  The Funds, however, reserve the right to close and/or liquidate your account at the then-current day’s price if the financial institution or financial intermediary through which you open your account is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax consequences.

Customer identification and verification is part of the Funds’ overall obligation to deter money laundering under Federal law.  The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities.  In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity.  These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority.  If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if a Fund is required to withhold such proceeds.

How to Sell Your Fund Shares

If you hold Class A Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Funds receive your request or after the Funds’ authorized intermediary receives your request if transmitted to the Funds in accordance with the Funds’ procedures and applicable law. For IRA or other tax-deferred accounts, there are tax penalties for early withdrawal. For more information, see the SAI.

Receiving Your Money

Normally, the Funds will make payment on your sale on the Business Day following the day on which they receive your request, but it may take up to seven days. You may arrange for your proceeds to be wired to your bank account.

Redemptions In Kind

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds’ remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Suspension Of Your Right To Sell Your Shares

The Funds may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission declares an emergency or for other reasons. More information about this is in the SAI.

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How to Exchange Your Shares

You may exchange your shares of a Fund for Class A Shares of any other Fund on any Business Day by contacting the Funds directly by mail or telephone. You may also exchange shares through your financial institution by mail or telephone. Your broker or institution may charge you a fee for its services. This exchange privilege may be changed or canceled at any time upon 60 days’ notice. When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Funds receive your exchange request.

Telephone Transactions

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. The Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Funds follow these procedures, the Funds will not be responsible for any losses or costs incurred by following telephone instructions that the Funds reasonably believe to be genuine.

Distribution of Fund Shares

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds.  SIDCo. receives no compensation for distributing the Funds’ shares.

The Funds are sold primarily through independent registered investment advisers, financial planners, bank trust departments and other financial advisors (“Financial Advisors”) who provide their clients with advice and services in connection with their investments in the SEI Funds. Many Financial Advisors are also associated with broker-dealer firms. SIMC and its affiliates, at their expense, may pay compensation to these broker-dealers or other financial institutions for marketing, promotional or other services. These payments may be significant to these firms, and may create an incentive for the firm or its associated Financial Advisors to recommend or offer shares of the SEI Funds to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources. SIMC and its affiliates may also provide other products and services to Financial Advisors. For additional information, please see the Funds’ Statement of Additional Information. You also can ask your Financial Advisor about any payments it receives from SIMC and its affiliates, as well as about fees it charges.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

The Funds’ and the Underlying SEI Funds’ portfolio holdings can be obtained on the Internet at the following addresses: (i) enterprise clients are directed to http://www.seic.com/holdings_home.asp; and (ii) advisor and individual investors are directed to http//www.seic.com/fund_holdings_home.asp (together, the Portfolio Holdings Website).  Ten calendar days after each month end, a list of the top ten portfolio holdings in each Fund and Underlying SEI Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Thirty calendar days after the end of each month, a list of all portfolio holdings in each Fund and Underlying SEI Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the first business day of the fifth month after the date to which the data relates, at which time it will be permanently removed from the site.

57

Additional information regarding the Funds’ policy and procedures on the disclosure of portfolio holdings information is available in the SAI.

58

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

Substantially all of the net investment income (exclusive of capital gains) of each Fund is periodically declared and paid as a dividend. Capital gains, if any, are distributed at least annually. If you own Fund shares on a Fund’s record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receive your written notice. To cancel your election, simply send the Funds written notice.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Tax-advantaged and other retirement accounts generally will not be subject to federal taxation on income and capital gain distributions until you begin receiving distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates, except to the extent they are designated as qualified dividend income. Dividends that are designated by a Fund as qualified dividend income are eligible for the reduced maximum rate to individuals of 15 percent (5 percent for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income and certain holding period requirements are met by you and by the Fund. The Diversified Conservative Income Fund and the Diversified Conservative Fund each expect to distribute primarily ordinary income distributions that will not constitute qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains (currently at a maximum rate of 15 percent). Each sale or exchange of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different Fund is treated the same as a sale.

Foreign tax credits, if any, received by a Fund as a result of an investment in an Underlying SEI Fund will not be passed through to you.

More information about taxes is in the Funds’ SAI.

59

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class A Shares of each Fund. This information is intended to help you understand each Fund’s financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

The information for the years ended March 31, 2006 and 2007 have been audited by [        ], an independent registered public accounting firm. Their report, along with each Fund’s financial statements, appears in the annual report that accompanies the Funds’ SAI. The information for the periods presented through March 31, 2005 has been audited by the Funds’ previous independent auditors. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

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SEI ASSET ALLOCATION TRUST
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS ENDED MARCH 31,

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains (Losses) on Securities		Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions
Diversified Conservative Income Fund
Class A
2007	$ XX.X	$ X.XX		$ X.XX		$ X.XX	$ (X.XX )	$ (X.XX )	$ (X.XX )
2006	11.07	0.34	*	0.29	*	0.63	(0.35)	(0.07)	(0.42)
2005	11.22	0.27	*	0.02	*	0.29	(0.32)	(0.12)	(0.44)
2004	10.28	0.24	*	1.01	*	1.25	(0.24)	(0.07)	(0.31)
2003	10.75	0.29		(0.41)		(0.12)	(0.31)	(0.04)	(0.35)
2002	10.96	0.36		(0.03)		0.33	(0.40)	(0.14)	(0.54)
Diversified Conservative Fund
Class A
2007	$ XX.X	$ X.XX		$ X.XX		$ X.XX	$ (X.XX )	$ (X.XX )	$ (X.XX )
2006	10.48	0.30	*	0.55	*	0.85	(0.30)	(0.06)	(0.36)
2005	10.50	0.27	*	0.14	*	0.41	(0.31)	(0.12)	(0.43)
2004	9.10	0.24	*	1.46	*	1.70	(0.23)	(0.07)	(0.30)
2003	9.71	0.22		(0.58)		(0.36)	(0.22)	(0.03)	(0.25)
2002	10.16	0.24		(0.13)		0.11	(0.26)	(0.30)	(0.56)

	Net Asset Value, End of Period	Total Return†		Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets**		Ratio of Net Investment Income to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimburse- ment)**		Portfolio Turnover Rate
Diversified Conservative Income Fund
Class A
2007	$ XX.XX	X.XX	%	$ X.XX	X.XX	%	X.XX	%	X.XX	%	XX	%
2006	11.28	5.70		56,119	0.12		3.04		0.36		41
2005	11.07	2.62		57,892	0.12		2.40		0.41		27
2004	11.22	12.34		56,376	0.12		2.26		0.36		23
2003	10.28	(1.16)		50,717	0.12		2.79		0.36		24
2002	10.75	3.13		47,222	0.12		3.43		0.38		40
Diversified Conservative Fund
Class A
2007	$ XX.XX	X.XX	%	$ X.XX	X.XX	%	X.XX	%	X.XX	%	XX	%
2006	10.97	8.21		94,597	0.12		2.80		0.36		43
2005	10.48	3.93		92,261	0.12		2.55		0.41		18
2004	10.50	18.98		73,941	0.12		2.41		0.36		15
2003	9.10	(3.65)		55,939	0.12		2.41		0.37		40
2002	9.71	1.11		47,630	0.12		2.43		0.35		31

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	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains (Losses) on Securities		Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions
Diversified Global Moderate Growth Fund
Class A
2007	$ XX.X	$ X.XX		$ X.XX		$ X.XX	$ (X.XX )	$ (X.XX )	$ (X.XX )
2006	10.92	0.27	*	1.09	*	1.36	(0.27)	(0.05)	(0.32)
2005	11.12	0.25	*	0.41	*	0.66	(0.30)	(0.56)	(0.86)
2004	8.94	0.22	*	2.23	*	2.45	(0.21)	(0.06)	(0.27)
2003	10.39	0.20		(1.42)		(1.22)	(0.21)	(0.02)	(0.23)
2002	10.57	0.23		(0.02)		0.21	(0.24)	(0.15)	(0.39)
Diversified Moderate Growth Fund
Class A
2007	$ XX.X	$ X.XX		$ X.XX		$ X.XX	$ (X.XX )	$ (X.XX )	$ (X.XX )
2006	12.20	0.27	*	1.11	*	$0.38	(0.28)	(0.01)	(0.29)
2005	11.91	0.25	*	0.35	*	0.60	(0.27)	(0.04)	(0.31)
2004	9.68	0.20	*	2.28	*	2.48	(0.19)	(0.06)	(0.25)
2003	11.21	0.18		(1.50)		(1.32)	(0.18)	(0.03)	(0.21)
2002	11.75	0.20		(0.15)		0.05	(0.22)	(0.37)	(0.59)
Diversified Global Growth Fund
Class A
2007	$ XX.X	$ X.XX		$ X.XX		$ X.XX	$ (X.XX )	$ (X.XX )	$ (X.XX )
2006	12.01	0.21	*	1.67	*	1.88	(0.21)	(0.07)	(0.28)
2005	11.63	0.20	*	0.60	*	0.80	(0.22)	(0.20)	(0.42)
2004	8.79	0.15	*	2.87	*	3.02	(0.14)	(0.04)	(0.18)
2003	11.05	0.12		(2.24)		(2.12)	(0.13)	(0.01)	(0.14)
2002	11.49	0.15		(0.02)		0.13	(0.16)	(0.41)	(0.57)

	Net Asset Value, End of Period	Total Return†		Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets**		Ratio of Net Investment Income to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimburse- ment)**		Portfolio Turnover Rate
Diversified Global Moderate Growth Fund
Class A
2007	$ XX.XX	X.XX	%	$ X.XX	X.XX	%	X.XX	%	X.XX	%	XX	%
2006	11.96	12.64		178,977	0.12		2.40		0.36		58
2005	10.92	5.99		158,229	0.12		2.24		0.41		24
2004	11.12	27.72		176,704	0.12		2.12		0.36		36
2003	8.94	(11.83)		125,946	0.12		2.17		0.37		123
2002	10.39	2.06		142,483	0.12		2.35		0.37		29
Diversified Moderate Growth Fund
Class A
2007	$ XX.XX	X.XX	%	$ X.XX	X.XX	%	X.XX	%	X.XX	%	XX	%
2006	13.29	11.41		338,254	0.12		2.15		0.36		52
2005	12.20	5.09		337,643	0.12		2.08		0.40		18
2004	11.91	25.88		200,772	0.12		1.85		0.36		17
2003	9.68	(11.86)		157,985	0.12		1.79		0.38		30
2002	11.21	0.43		165,522	0.12		1.78		0.38		22
Diversified Global Growth Fund
Class A
2007	$ XX.XX	X.XX	%	$ X.XX	X.XX	%	X.XX	%	X.XX	%	XX	%
2006	13.61	15.81		236,477	0.12		1.64		0.36		69
2005	12.01	6.89		206,579	0.12		1.69		0.40		16
2004	11.63	34.53		171,034	0.12		1.45		0.36		32
2003	8.79	(19.30)		122,522	0.12		1.31		0.38		68
2002	11.05	1.17		148,169	0.12		1.32		0.36		31

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	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains (Losses) on Securities		Total from Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains	Total Dividends and Distributions
Diversified Global Stock Fund
Class A
2007	$ XX.X	$ X.XX		$ X.XX		$ X.XX	$	(X.XX )	$ (X.XX )	$	(X.XX )
2006	11.16	0.11	*	1.97	*	2.08		(0.11)	(0.02)		(0.13)
2005	10.52	0.11	*	0.69	*	0.80		(0.12)	(0.04)		(0.16)
2004	7.50	0.07	*	3.02	*	3.09		(0.06)	(0.01)		(0.07)
2003	10.20	0.04		(2.70)		(2.66)	(0.04	)††	—	(0.04	)††
2002	10.58	0.04		(0.04)		—		(0.03)	(0.35)		(0.38)
Diversified U.S. Stock Fund
Class A
2007	$ XX.X	$ X.XX		$ X.XX		$ X.XX	$	(X.XX )	$ (X.XX )	$	(X.XX )
2006	13.46	0.08	*	2.08	*	2.16		(0.07)	(0.03)		(0.10)
2005	12.91	0.10	*	0.62	*	0.72		(0.11)	(0.06)		(0.17)
2004	9.48	0.09	*	3.42	*	3.51		(0.07)	(0.01)		(0.08)
2003	12.84	0.06		(3.36)		(3.30)	(0.06	)†††	—	(0.06	)†††
2002	13.23	0.07		0.09		0.16		(0.04)	(0.51)		(0.55)

	Net Asset Value, End of Period	Total Return†		Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets**		Ratio of Net Investment Income to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimburse- ment)**		Portfolio Turnover Rate
Diversified Global Stock Fund
Class A
2007	$ XX.XX	X.XX	%	$ X.XX	X.XX	%	X.XX	%	X.XX	%	XX	%
2006	13.11	18.75		142,449	0.12		0.95		0.36		86
2005	11.16	7.62		123,048	0.12		1.07		0.41		19
2004	10.52	41.32		123,657	0.12		0.78		0.36		58
2003	7.50	(26.11)		87,359	0.12		0.48		0.38		149
2002	10.20	0.05		115,692	0.12		0.36		0.39		36
Diversified U.S. Stock Fund
Class A
2007	$ XX.XX	X.XX	%	$ X.XX	X.XX	%	X.XX	%	X.XX	%	XX	%
2006	15.52	16.10		89,770	0.12		0.57		0.37		101
2005	13.46	5.62		89,902	0.12		0.79		0.41		11
2004	12.91	37.24		100,571	0.12		0.79		0.36		27
2003	9.48	(25.78)		77,148	0.12		0.57		0.38		14
2002	12.84	1.16		110,391	0.12		0.45		0.35		35

†                        Returns are for the period indicated and have not been annualized.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

††      Includes a tax return of capital of $(0.003).

†††    Includes a tax return of capital of $(0.007).

*        Per share calculations were performed using average shares.

**     The expense ratios do not include expenses of the underlying affiliated investment companies.

Amounts designated as “—” are $0 or have been rounded to $0.

63

SEI ASSET ALLOCATION TRUST

Investment Adviser

SEI Investments Management Corporation

One Freedom Valley Drive

Oaks, PA 19456

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius LLP

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated July 31, 2007 includes detailed information about SEI Asset Allocation Trust.

The SAI is on file with the SEC and is incorporated by reference into this prospectus.  This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Funds’ holdings and contain information from the Funds’ managers about Fund strategies and market conditions and trends and their impact on Fund performance.  The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

By Telephone:  Call 1-800-DIAL-SEI

By Mail:	Write to the Funds at:
One Freedom Valley Drive
Oaks, PA 19456

By Internet:  http://www.seic.com

64

From the SEC:  You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the SEI Asset Allocation Trust, from the EDGAR Database on the SEC’s website (“http://www.sec.gov”).  You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-551-8090).  You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.  You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

SEI Asset Allocation Trust’s Investment Company Act registration number is 811-07445.

65

SEI ASSET ALLOCATION TRUST

Class D Shares

PROSPECTUS

July 31, 2007

DIVERSIFIED CONSERVATIVE INCOME FUND
DIVERSIFIED CONSERVATIVE FUND
DIVERSIFIED GLOBAL MODERATE GROWTH FUND
DIVERSIFIED MODERATE GROWTH FUND
DIVERSIFIED GLOBAL GROWTH FUND
DIVERSIFIED GLOBAL STOCK FUND
DIVERSIFIED U.S. STOCK FUND

Investment Adviser:

SEI INVESTMENTS MANAGEMENT CORPORATION

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

1

About This Prospectus

SEI Asset Allocation Trust is a mutual fund family that offers shares in separate investment portfolios (Funds).  The Funds have individual investment goals and strategies and are designed primarily for institutional investors and financial institutions and their clients.  This prospectus gives you important information about the Class D Shares of the Funds that you should know before investing.  Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information.  On the next page, there is some general information you should know about risk and return that is common to each of the Funds.  For more detailed information about each Fund, please see:

Page
DIVERSIFIED CONSERVATIVE INCOME FUND	XXX
DIVERSIFIED CONSERVATIVE FUND	XXX
DIVERSIFIED GLOBAL MODERATE GROWTH FUND	XXX
DIVERSIFIED MODERATE GROWTH FUND	XXX
DIVERSIFIED GLOBAL GROWTH FUND	XXX
DIVERSIFIED GLOBAL STOCK FUND	XXX
DIVERSIFIED U.S. STOCK FUND	XXX
MORE INFORMATION ABOUT FUND INVESTMENTS	XXX
INFORMATION ABOUT THE UNDERLYING SEI FUNDS	XXX
INVESTMENT ADVISER	XXX
PURCHASING, SELLING AND EXCHANGING FUND SHARES	XXX
DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	XXX
DIVIDENDS, DISTRIBUTIONS AND TAXES	XXX
FINANCIAL HIGHLIGHTS	XXX
HOW TO OBTAIN MORE INFORMATION ABOUT SEI ASSET ALLOCATION TRUST	Back Cover

2

Global Asset Allocation

Each Fund has its own distinct risk and reward characteristics, investment objective, policies and strategies. In addition to managing the Funds, SEI Investments Management Corporation (SIMC) constructs and maintains global asset allocation strategies for certain clients, and the Funds are designed in part to implement those strategies by investing in certain mutual funds (Underlying SEI Funds), each of which is managed by SIMC. The degree to which an investor’s Fund is invested in the particular market segments and/or asset classes represented by the Underlying SEI Funds varies, as does the investment risk/return potential represented by each Fund. Some Funds may have extremely volatile returns. Because of the historical lack of correlation among various asset classes, an investment in a portfolio of Funds representing a range of asset classes as part of an asset allocation strategy may reduce the strategy’s overall level of volatility. As a result, a global asset allocation strategy may reduce risk.

In managing the Funds, SIMC focuses on four key principles: asset allocation, portfolio structure, the use of managers and continuous portfolio management. Asset allocation across appropriate asset classes (i.e., the Underlying SEI Funds) is the central theme of SIMC’s investment philosophy. SIMC then oversees a network of managers who invest the assets of the Underlying SEI Funds in distinct segments of the market or class represented by each Underlying SEI Fund. These managers adhere to distinct investment disciplines, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes. Finally, SIMC regularly rebalances to ensure that the appropriate mix of assets is constantly in place, and constantly monitors and evaluates managers for the Underlying SEI Funds to ensure that they do not deviate from their stated investment philosophy or process.

3

Risk/Return Information Common to the Funds

Each Fund is a mutual fund. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund’s assets are managed under the direction of SIMC, who manages the Fund’s assets in a way that it believes will help each Fund achieve its goal. In order to achieve its investment objective, SIMC allocates each Fund’s assets among certain Underlying SEI Funds. These Underlying SEI Funds are separately-managed series of the following investment companies: SEI Institutional Managed Trust (SIMT), and SEI Institutional International Trust (SIT). Each Underlying SEI Fund invests primarily in domestic or foreign equity securities, fixed income securities or money market instruments. The assets of each Fund are allocated among Underlying SEI Funds in accordance with its investment objective. These Underlying SEI Funds, in turn, invest directly in securities in accordance with their own varying investment objectives and policies. SIMC may change the allocations to the particular asset classes represented by the Underlying SEI Funds when it deems it appropriate.

Still, investing in the Funds involves risk, and there is no guarantee that a Fund will achieve its goal. SIMC’s judgments about the markets or the economy and its decisions about investing in Underlying SEI Funds may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job SIMC does, you could lose money on your investment in the Funds, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in a Fund is based on the market prices of the Underlying SEI Funds and, in turn, the securities that the Underlying SEI Funds hold. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities an Underlying SEI Fund owns and the markets in which those securities trade. The estimated level of volatility for each Fund is set forth in the Fund Summaries that follow. The effect on an Underlying SEI Fund of a change in the value of a single security will depend on how widely the Underlying SEI Fund diversifies its holdings.

4

DIVERSIFIED CONSERVATIVE INCOME FUND

Fund Summary

Investment Goal:	Current income and an opportunity for capital appreciation through limited participation in the domestic equity markets

Share Price Volatility:	Low to medium

Principal Investment Strategy:	Investing in a combination of Underlying SEI Funds that invest primarily in investment grade U.S. fixed income securities and, to a lesser extent, in U.S. common stocks

Investment Strategy

The Diversified Conservative Income Fund invests in Underlying SEI Funds.  The Underlying SEI Funds invest, in turn, in securities in specific asset classes.  Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.  The Fund is appropriate for investors seeking shorter-term investments of 2 to 5 years.

At least 50% of the Fund’s assets will be invested in an Underlying SEI Fund that invests primarily in investment grade U.S. fixed income securities, including mortgage-backed securities, to provide current income. Under normal conditions, this portion of the Fund’s assets is allocated to the SIMT Core Fixed Income Fund, which invests primarily in U.S. investment grade bonds with maturities of 30 years or less. The Fund may also invest in Underlying SEI Funds that, in turn, invest in below investment grade bonds (junk bonds) and non-dollar securities.

A moderate allocation to an Underlying SEI Fund that focuses on money markets provides liquidity and current income, which will fluctuate with the general level of short-term interest rates.

The Fund will also invest in Underlying SEI Funds that invest primarily in U.S. common stocks. This investment provides exposure to distinct styles of equity fund management thus lowering the risks associated with any one particular management style. While the equity component of the Fund emphasizes Underlying SEI Funds that focus on large cap securities, this Fund will also invest in Underlying SEI Funds that focus on small cap securities allowing for diversification and enhanced returns over the longer term.

SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

Fund/Asset Class	Investment Range (Percentage of the Fund’s Assets)

Equity	10-50%
SIMT Large Cap Growth Fund SIMT Large Cap Value Fund SIMT Large Cap Diversified Alpha Fund SIMT Small/Mid Cap Diversified Alpha Fund

5

SIMT Small Cap Growth Fund SIMT Small Cap Value Fund

Fixed Income SIMT	50-65%
Core Fixed Income Fund

Money Market	0-30%
SLAT Prime Obligation Fund

What are the Risks of Investing in the Fund?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund’s assets among them. The prices of an Underlying SEI Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, an Underlying SEI Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Short sales are transactions in which an Underlying SEI Fund sells a security it does not own.  To complete a short sale, an Underlying SEI Fund must borrow the security to deliver to the buyer.  An Underlying SEI Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by an Underlying SEI Fund and the Underlying SEI Fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Underlying SEI Fund replaces the borrowed security.

The Fund is also subject to the risk that SIMC’s decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully. For example, weighting Underlying SEI Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying SEI Funds that invest in fixed income securities during a period of stock market appreciation may result in lower total return. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

6

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Class D Shares from year to year for ten years. The performance information shown is based on full calendar years.

1997	X.XX%
1998	X.XX%
1999	X.XX%
2000	X.XX%
2001	X.XX%
2002	X.XX%
2003	X.XX%
2004	X.XX%
2005	X.XX%
2006	X.XX%

Best Quarter:	Worst Quarter:
X.XX%	X.XX%
(MM/DD/YY)	(MM/DD/YY)

The Fund’s Class D total return from January 1, 2007 to June 30, 2007 was X.XX%.

This table compares the Fund’s average annual total returns for Class D Shares for the periods ended December 31, 2006 to those of the Lehman Aggregate Bond Index and the Fund’s Blended Benchmark.****

Diversified Conservative Income Fund - Class D	1 Year		5 Years		10 Years		Since Inception*
Fund Return Before Taxes	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Fund Return After Taxes on Distributions**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Fund Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Lehman Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%	X.XX	%	X.XX	%
The Fund’s 25/55/20 Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)****	X.XX	%	X.XX	%	X.XX	%	X.XX	%

*                                         The inception date of the Fund’s Class D Shares is June 21, 1996.  Index returns shown from June 30, 1996.

**                                  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***                           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector.  You cannot invest directly in an index.  Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses.  If an index had expenses, its performance would be lower.  The Lehman Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Government

7

obligations, corporate debt securities and AAA rated mortgage-backed securities.  All securities in the index are rated investment grade (BBB-) or higher, with maturities of at least one year.

****                    The Fund’s 25/55/20 Blended Benchmark consists of the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index), Lehman Aggregate Bond Index and Merrill Lynch 3-Month U.S. Treasury Bill Index. The Fund’s Blended Benchmark is a secondary index used to track the broad range of allocations the Fund makes to the Underlying SEI Funds, while each of the S&P 500 Index, Lehman Aggregate Bond Index and Merrill Lynch 3-Month U.S. Treasury Bill Index only track one specific allocation of the Fund. The Fund’s Blended Benchmark is designed to reflect a more accurate comparison to the Fund’s performance.

8

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (Expenses deducted from Fund assets)	Class D Shares
Investment Advisory Fees	X.XX	%
Distribution (12b-1) Fees	X.XX	%
Other Expenses	X.XX	%
Acquired Fund Fees and Expenses	X.XX	%*
Total Annual Fund Operating Expenses	X.XX	%**

*              This amount reflects the estimated amount of expenses borne indirectly by the Fund as a result of its investments in the Underlying SEI Funds. Underlying Fund Expenses are estimated based upon the Fund’s investments in the Underlying SEI Funds, other than the SIMT Large Cap Diversified Alpha Fund, as of March 31, 2007 and the total net operating expenses (after any fee waivers and/or fee reimbursements) for each Underlying SEI Fund, other than the SIMT Large Cap Diversified Alpha Fund, for the most recently completed fiscal year.  The portion of the Underlying Fund Expenses attributable to the SIMT Large Cap Diversified Alpha Fund is calculated based on estimates of the Fund’s investments in the SIMT Large Cap Diversified Alpha Fund and the estimated total net operating expenses of the SIMT Large Cap Diversified Alpha Fund (after any fee waivers and/or fee reimbursements) for its current fiscal year. Actual Underlying SEI Fund expenses indirectly borne by the Fund will vary with changes in the allocation of the Fund’s assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds. For additional information on the total operating expenses of each Underlying SEI Fund, please see “Information About the Underlying SEI Funds.”

**           The Fund’s total actual annual fund operating expenses (which reflect the estimated amount of expenses borne indirectly by the Fund as a result of its investment in the Underlying SEI Funds) for the current fiscal year were less than the amount shown above because the Adviser, the Fund’s administrator and/or the Fund’s distributor each waived a portion of the fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level.  The Adviser, the Fund’s administrator and/or the Fund’s distributor may discontinue all or part of these waivers at any time.  With these fee waivers, the Fund’s actual total operating expenses were as follows:

Diversified Conservative Income Fund – Class D Shares	X.XX%

For more information about these fees, see “Investment Adviser.”

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund’s fees are equal to the “Total Annual Fund Operating Expenses” figure in the table above. Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Diversified Conservative Income Fund – Class D Shares	$	XXX	$	XXX	$	XXX	$	XXX

9

DIVERSIFIED CONSERVATIVE FUND

Fund Summary

Investment Goal:	Current income and an opportunity for capital appreciation through limited participation in the domestic and international equity markets

Share Price Volatility:	Medium

Principal Investment Strategy:	Investing in a combination of Underlying SEI Funds that invest primarily in investment grade U.S. and foreign fixed income securities and, to a lesser extent, in common stocks

Investment Strategy

The Diversified Conservative Fund invests in Underlying SEI Funds.  The Underlying SEI Funds invest, in turn, in securities in specific asset classes.  Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC. The Fund is appropriate for investors seeking intermediate-term investments of 4 to 12 years.

At least 50% of the Fund’s assets will be invested in Underlying SEI Funds that invest primarily in investment grade U.S. and foreign fixed income securities, including asset- and mortgage-backed securities.  In so doing, the Fund invests in Underlying SEI Funds that primarily focus on U.S. investment grade bonds with maturities of 30 years or less. The Fund may also invest in Underlying SEI Funds that, in turn, invest in junk bonds and non-dollar securities.

The Fund will also invest in Underlying SEI Funds that invest primarily in U.S. and foreign common stocks.  The Fund’s moderate allocations to Underlying SEI Funds that focus on U.S. equity securities includes investments in both Underlying SEI Funds that focus on large cap securities and Underlying SEI Funds that focus on small cap securities, and provides exposure to distinct styles of equity fund management to lower the risks associated with any one particular management style.

The Fund will also invest in an Underlying SEI Fund that focuses on international stock securities in order to provide additional diversification. The remainder of the Fund is allocated to an Underlying SEI Fund that focuses on money markets, providing liquidity and facilitation of transactions.

SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

Fund/Asset Class	Investment Range (Percentage of the Fund’s Assets)

Equity	15-50%
SIMT Large Cap Growth Fund SIMT Large Cap Value Fund SIMT Large Cap Diversified Alpha Fund SIMT Small/Mid Cap Diversified Alpha Fund SIMT Small Cap Growth Fund

10

SIMT Small Cap Value Fund SIT International Equity Fund

Fixed Income	50-80%
SIMT Core Fixed Income Fund SIT International Fixed Income Fund

Money Market	0-30%
SLAT Prime Obligation Fund

What are the Risks of Investing in the Fund?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund’s assets among them. The prices of an Underlying SEI Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, an Underlying SEI Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund’s investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Short sales are transactions in which an Underlying SEI Fund sells a security it does not own.  To complete a short sale, an Underlying SEI Fund must borrow the security to deliver to the buyer.  An Underlying SEI Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by an Underlying SEI Fund and the Underlying SEI Fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Underlying SEI Fund replaces the borrowed security.

The Fund is also subject to the risk that SIMC’s decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully. For example, weighting Underlying SEI Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying SEI Funds that invest in fixed income securities during a period of stock market appreciation may result in lower total return. Of course, the risks

11

associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

12

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Class D Shares from year to year for ten years. The performance information shown is based on full calendar years.

1997	X.XX%
1998	X.XX%
1999	X.XX%
2000	X.XX%
2001	X.XX%
2002	X.XX%
2003	X.XX%
2004	X.XX%
2005	X.XX%
2006	X.XX%

Best Quarter:	Worst Quarter:
X.XX%	X.XX%
(MM/DD/YY)	(MM/DD/YY)

The Fund’s Class D total return from January 1, 2007 to June 30, 2007 was X.XX%.

This table compares the Fund’s average annual total returns for Class D Shares for the periods ended December 31, 2006 to those of the Lehman Aggregate Bond Index and the Fund’s Blended Benchmark.****

Diversified Conservative Fund – Class D	1 Year		5 Years		10 Years		Since Inception*
Fund Return Before Taxes	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Fund Return After Taxes on Distributions**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Fund Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Lehman Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%	X.XX	%	X.XX	%
The Fund’s 32/8/60 Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)****	X.XX	%	X.XX	%	X.XX	%	X.XX	%

*                                         The inception date of the Fund’s Class D Shares is July 1, 1996.  Index returns shown from July 31, 1996.

**                                  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***                           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector.  You cannot invest directly in an index.  Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses.  If an index had expenses, its performance would be lower. The Lehman Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Government

13

obligations, corporate debt securities and AAA rated mortgage-backed securities.  All securities in the index are rated investment grade (BBB-) or higher, with maturities of at least one year.

****                    The Fund’s 32/8/60 Blended Benchmark consists of the S&P 500 Index, Morgan Stanley Capital International (MSCI) EAFE Index and Lehman Aggregate Bond Index. The Fund’s Blended Benchmark is a secondary index used to track the broad range of allocations the Fund makes to the Underlying SEI Funds, while each of the S&P 500 Index, Morgan Stanley Capital International (MSCI) EAFE Index and Lehman Aggregate Bond Index only track one specific allocation of the Fund. The Fund’s Blended Benchmark is designed to reflect a more accurate comparison to the Fund’s performance.

14

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (Expenses deducted from Fund assets)	Class D Shares
Investment Advisory Fees	X.XX	%
Distribution (12b-1) Fees	X.XX	%
Other Expenses	X.XX	%
Acquired Fund Fees and Expenses	X.XX	%*
Total Annual Fund Operating Expenses	X.XX	%**

*              This amount reflects the estimated amount of expenses borne indirectly by the Fund as a result of its investments in the Underlying SEI Funds. Underlying Fund Expenses are estimated based upon the Fund’s investments in the Underlying SEI Funds, other than the SIMT Large Cap Diversified Alpha Fund, as of March 31, 2007 and the total net operating expenses (after any fee waivers and/or fee reimbursements) for each Underlying SEI Fund, other than the SIMT Large Cap Diversified Alpha Fund, for the most recently completed fiscal year.  The portion of the Underlying Fund Expenses attributable to the SIMT Large Cap Diversified Alpha Fund is calculated based on estimates of the Fund’s investments in the SIMT Large Cap Diversified Alpha Fund and the estimated total net operating expenses of the SIMT Large Cap Diversified Alpha Fund (after any fee waivers and/or fee reimbursements) for its current fiscal year. Actual Underlying SEI Fund expenses indirectly borne by the Fund will vary with changes in the allocation of the Fund’s assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds. For additional information on the total operating expenses of each Underlying SEI Fund, please see “Information About the Underlying SEI Funds.”

**           The Fund’s total actual annual fund operating expenses (which reflect the estimated amount of expenses borne indirectly by the Fund as a result of its investment in the Underlying SEI Funds) for the current fiscal year were less than the amount shown above because the Adviser, the Fund’s administrator and/or the Fund’s distributor each waived a portion of the fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level.  The Adviser, the Fund’s administrator and/or the Fund’s distributor may discontinue all or part of these waivers at any time.  With these fee waivers, the Fund’s actual total operating expenses were as follows:

Diversified Conservative Fund – Class D Shares	X.XX%

For more information about these fees, see “Investment Adviser.”

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund’s fees are equal to the “Total Annual Fund Operating Expenses” figure in the table above. Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Diversified Conservative Fund – Class D Shares	$	XXX	$	XXX	$	XXX	$	XXX

15

DIVERSIFIED GLOBAL MODERATE GROWTH FUND

Fund Summary

Investment Goal:	Long-term capital appreciation through participation in the domestic and global equity markets with a limited level of current income

Share Price Volatility:	Medium

Principal Investment Strategy:	Investing in a combination of Underlying SEI Funds that invest primarily in U.S. and foreign common stocks and investment grade fixed income securities

Investment Strategy

The Diversified Global Moderate Growth Fund invests in Underlying SEI Funds.  The Underlying SEI Funds invest, in turn, in securities in specific asset classes.  Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC. The Fund is appropriate for investors seeking an intermediate-term investment of 5 to 15 years.

At least 30% of the Fund’s assets will be invested in Underlying SEI Funds that invest primarily in U.S. and foreign common stocks and other equity securities, including securities of emerging market issuers, to provide the opportunity for long-term capital appreciation. The Fund’s moderate allocations to Underlying SEI Funds that focus on U.S. equity securities includes investments in both Underlying SEI Funds that focus on large cap securities and Underlying SEI Funds that focus on small cap securities, and provides exposure to distinct styles of equity fund management to lower the risks inherent in any one particular management style. The Fund’s investment in Underlying SEI Funds that focus on small cap securities provides additional diversification and enhanced returns over the longer term. The Fund’s investment in equity securities is further diversified through Underlying SEI Funds that focus on international and emerging markets.

The Fund will also invest at least 25% of its assets in Underlying SEI Funds that invest primarily in investment grade U.S. and foreign fixed income securities, including mortgage-backed securities and emerging market debt securities.  In so doing, the Fund will invest in Underlying SEI Funds that primarily focus on U.S. investment grade bonds with maturities of 30 years or less. The Fund will also invest in an Underlying SEI Fund that focuses on high yield bonds thus providing added diversification and opportunity for enhanced return. The Fund may also invest in Underlying SEI Funds that focus on the international fixed income markets and the emerging country debt markets. The remainder of the Fund is allocated to an Underlying SEI Fund that focuses on money markets, providing liquidity and facilitating transactions.

SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

Fund/Asset Class	Investment Range (Percentage of the Fund’s Assets)

Equity	30-75%

SIMT Large Cap Growth Fund

SIMT Large Cap Value Fund

SIMT Large Cap Diversified Alpha Fund

SIMT Small/Mid Cap Diversified Alpha Fund

SIMT Small Cap Growth Fund

SIMT Small Cap Value Fund

SIT International Equity Fund

SIT Emerging Markets Equity Fund

16

SIMT Small Cap Value Fund SIT International Equity Fund SIT Emerging Markets Equity Fund

Fixed Income	25-70%
SIMT Core Fixed Income Fund SIMT High Yield Bond Fund SIT International Fixed Income Fund SIT Emerging Markets Debt Fund

Money Market	0-30%
SLAT Prime Obligation Fund

What are the Risks of Investing in the Fund?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund’s assets among them. Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund’s investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an Underlying SEI Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The prices of an Underlying SEI Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, an Underlying SEI Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated

17

securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Short sales are transactions in which an Underlying SEI Fund sells a security it does not own.  To complete a short sale, an Underlying SEI Fund must borrow the security to deliver to the buyer.  An Underlying SEI Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by an Underlying SEI Fund and the Underlying SEI Fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Underlying SEI Fund replaces the borrowed security.

The Fund is also subject to the risk that SIMC’s decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully. For example, weighting Underlying SEI Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying SEI Funds that invest in fixed income securities during a period of stock market appreciation may result in lower total return. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

18

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Class D Shares from year to year for ten years. The performance information shown is based on full calendar years.

1997	X.XX%
1998	X.XX%
1999	X.XX%
2000	X.XX%
2001	X.XX%
2002	X.XX%
2003	X.XX%
2004	X.XX%
2005	X.XX%
2006	X.XX%

Best Quarter:	Worst Quarter:
X.XX%	X.XX%
(MM/DD/YY)	(MM/DD/YY)

The Fund’s Class D total return from January 1, 2007 to June 30, 2007 was X.XX%.

This table compares the Fund’s average annual total returns for Class D Shares for the periods ended December 31, 2006 to those of the Lehman Aggregate Bond Index and the Fund’s Blended Benchmark.****

Diversified Global Moderate Growth Fund – Class D	1 Year		5 Years		10 Years		Since Inception*
Fund Return Before Taxes	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Fund Return After Taxes on Distributions**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Fund Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Lehman Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%	X.XX	%	X.XX	%
The Fund’s 45/15/40 Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)****	X.XX	%	X.XX	%	X.XX	%	X.XX	%

*                                         The inception date of the Fund’s Class D Shares is December 5, 1996.  Index returns shown from December 31, 1996.

**                                  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***                           An index measures the market prices of a specific group of securities in a particular market or securities in a market sector.  You cannot invest directly in an index.  Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses.  If an index had expenses, its performance would be lower. The Lehman Aggregate Bond Index is a widely-recognized, market value-weighted (higher

19

market value bonds have more influence than lower market value bonds) index of U.S. Government obligations, corporate debt securities and AAA rated mortgage-backed securities.  All securities in the index are rated investment grade (BBB-) or higher, with maturities of at least one year.

****                    The Fund’s 45/15/40 Blended Benchmark consists of the S&P 500 Index, Morgan Stanley Capital International (MSCI) EAFE Index and Lehman Aggregate Bond Index. The Fund’s Blended Benchmark is a secondary index used to track the broad range of allocations the Fund makes to the Underlying SEI Funds, while each of the S&P 500 Index, Morgan Stanley Capital International (MSCI) EAFE Index and Lehman Aggregate Bond Index only track one specific allocation to the Fund. The Fund’s Blended Benchmark is designed to reflect a more accurate comparison to the Fund’s performance.

20

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (Expenses deducted from Fund assets)	Class D Shares
Investment Advisory Fees	X.XX	%
Distribution (12b-1) Fees	X.XX	%
Other Expenses	X.XX	%
Acquired Fund Fees and Expenses	X.XX	%*
Total Annual Fund Operating Expenses	X.XX	%**

*              This amount reflects the estimated amount of expenses borne indirectly by the Fund as a result of its investments in the Underlying SEI Funds. Underlying Fund Expenses are estimated based upon the Fund’s investments in the Underlying SEI Funds, other than the SIMT Large Cap Diversified Alpha Fund, as of March 31, 2007 and the total net operating expenses (after any fee waivers and/or fee reimbursements) for each Underlying SEI Fund, other than the SIMT Large Cap Diversified Alpha Fund, for the most recently completed fiscal year.  The portion of the Underlying Fund Expenses attributable to the SIMT Large Cap Diversified Alpha Fund is calculated based on estimates of the Fund’s investments in the SIMT Large Cap Diversified Alpha Fund and the estimated total net operating expenses of the SIMT Large Cap Diversified Alpha Fund (after any fee waivers and/or fee reimbursements) for its current fiscal year. Actual Underlying SEI Fund expenses indirectly borne by the Fund will vary with changes in the allocation of the Fund’s assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds. For additional information on the total operating expenses of each Underlying SEI Fund, please see “Information About the Underlying SEI Funds.”

**           The Fund’s total actual annual fund operating expenses (which reflect the estimated amount of expenses borne indirectly by the Fund as a result of its investment in the Underlying SEI Funds) for the current fiscal year were less than the amount shown above because the Adviser, the Fund’s administrator and/or the Fund’s distributor each waived a portion of the fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level.  The Adviser, the Fund’s administrator and/or the Fund’s distributor may discontinue all or part of these waivers at any time.  With these fee waivers, the Fund’s actual total operating expenses were as follows:

Diversified Global Moderate Growth Fund – Class D Shares	X.XX%

For more information about these fees, see “Investment Adviser.”

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund’s fees are equal to the “Total Annual Fund Operating Expenses” figure in the table above. Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Diversified Global Moderate Growth Fund – Class D Shares	$	XXX	$	XXX	$	XXX	$	XXX

21

DIVERSIFIED MODERATE GROWTH FUND

Fund Summary

Investment Goal:	Long-term capital appreciation with a limited level of current income

Share Price Volatility:	Medium

Principal Investment Strategy:	Investing in a combination of Underlying SEI Funds that invest primarily in U.S. and foreign common stocks and investment grade fixed income securities

Investment Strategy

The Diversified Moderate Growth Fund invests in Underlying SEI Funds.  The Underlying SEI Funds invest, in turn, in securities in specific asset classes.  Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.  The Fund is appropriate for investors seeking an intermediate-term investment of 5 to 15 years.

At least 30% of the Fund’s assets will be invested in Underlying SEI Funds that invest primarily in U.S. and foreign common stocks and other equity securities, which provides the opportunity for long-term capital appreciation.  The Fund’s allocation to Underlying SEI Funds that focus on U.S. equity securities includes investments in both Underlying SEI Funds that focus on large cap securities and Underlying SEI Funds that focus on small cap securities, and provides exposure to distinct styles of equity fund management to lower the risks inherent in any one particular management style. The Fund’s investment in Underlying SEI Funds that focus on small cap securities provides additional diversification and enhanced returns over the longer term. In addition, under normal conditions, a portion of the Fund is allocated to an Underlying SEI Fund that focuses on non-U.S. equity securities which provides further diversification and enhanced returns over the longer term.

The Fund will also invest at least 30% of its assets in Underlying SEI Funds that invest primarily in investment grade U.S. and foreign fixed income securities, including mortgage-backed securities.  Under normal conditions, a sizeable portion of the Fund is invested in the SIMT Core Fixed Income Fund to provide current income and a moderating effect on the volatility of returns. The Fund may also invest in an Underlying SEI Fund that focuses on the international fixed income markets. The remainder of the Fund is allocated to an Underlying SEI Fund that focuses on money markets, providing liquidity and facilitating transactions.

SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

Fund/Asset Class	Investment Range (Percentage of the Fund’s Assets)

Equity	30-70%
SIMT Large Cap Growth Fund
SIMT Large Cap Value Fund
SIMT Large Cap Diversified Alpha Fund
SIMT Small/Mid Cap Diversified Alpha Fund

22

SIMT Small Cap Growth Fund
SIMT Small Cap Value Fund
SIT International Equity Fund

Fixed Income	30-60%
SIMT Core Fixed Income Fund
SIT International Fixed Income Fund

Money Market	0-30%
SLAT Prime Obligation Fund

What are the Risks of Investing in the Fund?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund’s assets among them. Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund’s investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

The prices of an Underlying SEI Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, an Underlying SEI Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Short sales are transactions in which an Underlying SEI Fund sells a security it does not own.  To complete a short sale, an Underlying SEI Fund must borrow the security to deliver to the buyer.  An Underlying SEI Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by an Underlying SEI Fund and the Underlying SEI Fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Underlying SEI Fund replaces the borrowed security.

The Fund is also subject to the risk that SIMC’s decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully. For example, weighting Underlying SEI Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying SEI Funds that invest in fixed income securities

23

during a period of stock market appreciation may result in lower total return. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

24

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Class D Shares from year to year for ten years. The performance information shown is based on full calendar years.

1997	X.XX%
1998	X.XX%
1999	X.XX%
2000	X.XX%
2001	X.XX%
2002	X.XX%
2003	X.XX%
2004	X.XX%
2005	X.XX%
2006	X.XX%

Best Quarter:	Worst Quarter:
X.XX%	X.XX%
(MM/DD/YY)	(MM/DD/YY)

The Fund’s Class D total return from January 1, 2007 to June 30, 2007 was X.XX%.

This table compares the Fund’s average annual total returns for Class D Shares for the periods ended December 31, 2006 to those of the Lehman Aggregate Bond Index and the Fund’s Blended Benchmark.****

Diversified Moderate Growth Fund – Class D	1 Year		5 Years		10 Years		Since Inception*
Fund Return Before Taxes	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Fund Return After Taxes on Distributions**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Fund Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Lehman Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%	X.XX	%	X.XX	%
The Fund’s 48/12/40 Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)****	X.XX	%	X.XX	%	X.XX	%	X.XX	%

*           The inception date of the Fund’s Class D Shares is May 30, 1996.  Index returns shown from May 31, 1996.

**         After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***      An index measures the market prices of a specific group of securities in a particular market or securities in a market sector.  You cannot invest directly in an index.  Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses.  If an index had expenses, its performance would be lower.  The Lehman Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Government

25

obligations, corporate debt securities and AAA rated mortgage-backed securities.  All securities in the index are rated investment grade (BBB-) or higher, with maturities of at least one year.

****    The Fund’s 48/12/40 Blended Benchmark consists of the S&P 500 Index, Morgan Stanley Capital International (MSCI) EAFE Index and Lehman Aggregate Bond Index. The Fund’s Blended Benchmark is a secondary index used to track the broad range of allocations the Fund makes to the Underlying SEI Funds, while each of the S&P 500 Index, Morgan Stanley Capital International (MSCI) EAFE Index and Lehman Aggregate Bond Index only track one specific allocation of the Fund. The Fund’s Blended Benchmark is designed to reflect a more accurate comparison to the Fund’s performance.

26

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (Expenses deducted from Fund assets)	Class D Shares
Investment Advisory Fees	X.XX	%
Distribution (12b-1) Fees	X.XX	%
Other Expenses	X.XX	%
Acquired Fund Fees and Expenses	X.XX	%*
Total Annual Fund Operating Expenses	X.XX	%**

*           This amount reflects the estimated amount of expenses borne indirectly by the Fund as a result of its investments in the Underlying SEI Funds. Underlying Fund Expenses are estimated based upon the Fund’s investments in the Underlying SEI Funds, other than the SIMT Large Cap Diversified Alpha Fund, as of March 31, 2007 and the total net operating expenses (after any fee waivers and/or fee reimbursements) for each Underlying SEI Fund, other than the SIMT Large Cap Diversified Alpha Fund, for the most recently completed fiscal year.  The portion of the Underlying Fund Expenses attributable to the SIMT Large Cap Diversified Alpha Fund is calculated based on estimates of the Fund’s investments in the SIMT Large Cap Diversified Alpha Fund and the estimated total net operating expenses of the SIMT Large Cap Diversified Alpha Fund (after any fee waivers and/or fee reimbursements) for its current fiscal year. Actual Underlying SEI Fund expenses indirectly borne by the Fund will vary with changes in the allocation of the Fund’s assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds. For additional information on the total operating expenses of each Underlying SEI Fund, please see “Information About the Underlying SEI Funds.”

**         The Fund’s total actual annual fund operating expenses (which reflect the estimated amount of expenses borne indirectly by the Fund as a result of its investment in the Underlying SEI Funds) for the current fiscal year were less than the amount shown above because the Adviser, the Fund’s administrator and/or the Fund’s distributor each waived a portion of the fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level.  The Adviser, the Fund’s administrator and/or the Fund’s distributor may discontinue all or part of these waivers at any time.  With these fee waivers, the Fund’s actual total operating expenses were as follows:

Diversified Moderate Growth Fund – Class D Shares	X.XX	%

For more information about these fees, see “Investment Adviser.”

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund’s fees are equal to the “Total Annual Fund Operating Expenses” figure in the table above. Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Diversified Moderate Growth Fund – Class D Shares	$	XXX	$	XXX	$	XXX	$	XXX

27

DIVERSIFIED GLOBAL GROWTH FUND

Fund Summary

Investment Goal:	Long-term capital appreciation

Share Price Volatility:	Medium to high

Principal Investment Strategy:	Investing in a combination of Underlying SEI Funds that invest primarily in U.S. and foreign common stocks and fixed income securities

Investment Strategy

The Diversified Global Growth Fund invests in Underlying SEI Funds.  The Underlying SEI Funds invest, in turn, in securities in specific asset classes.  Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.  The Fund is appropriate for investors with a longer time horizon of 10 to 20 years.

At least 45% of the Fund’s assets will be invested in Underlying SEI Funds that invest primarily in U.S. and foreign common stocks and other equity securities, including securities of emerging market issuers.  The domestic equity portion of the Fund invests in Underlying SEI Funds that primarily focus on large and some small cap securities, and provides exposure to distinct styles of equity fund management to lower the risks inherent in any one particular management style. Diversification is further enhanced through exposure to Underlying SEI Funds that focus on international and emerging markets.

The Fund will also invest at least 5% of its assets in Underlying SEI Funds that invest primarily in U.S. and foreign fixed income securities, including mortgage-backed securities and emerging market debt securities.  The fixed income portion of the Fund invests in Underlying SEI Funds that primarily focus on investment grade bonds with maturities of 30 years or less. Additionally, exposure to an Underlying SEI Fund that focuses on high yield bonds provides added diversification and opportunity for enhanced return. The Fund may also invest in Underlying SEI Funds that focus on international fixed income markets and the emerging country debt markets. The remainder of the Fund is allocated to an Underlying SEI Fund that focuses on money market funds, providing liquidity and facilitating transactions.

SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

Fund/Asset Class	Investment Range (Percentage of the Fund’s Assets)

Equity	45-95%
SIMT Large Cap Growth Fund
SIMT Large Cap Value Fund
SIMT Large Cap Diversified Alpha Fund
SIMT Small/Mid Cap Diversified Alpha Fund
SIMT Small Cap Growth Fund
SIMT Small Cap Value Fund
SIT International Equity Fund
SIT Emerging Markets Equity Fund

28

Fixed Income	5-50%
SIMT Core Fixed Income Fund
SIMT High Yield Bond Fund
SIT International Fixed Income Fund
SIT Emerging Markets Debt Fund

Money Market	0-30%
SLAT Prime Obligation Fund

What are the Risks of Investing in the Fund?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund’s assets among them. Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund’s investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an Underlying SEI Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The prices of an Underlying SEI Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, an Underlying SEI Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Short sales are transactions in which an Underlying SEI Fund sells a security it does not own.  To complete a short sale, an Underlying SEI Fund must borrow the security to deliver to the buyer.  An Underlying SEI Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by an Underlying SEI Fund and the Underlying SEI Fund will incur a loss if the price of

29

the security sold short increases between the time of the short sale and the time the Underlying SEI Fund replaces the borrowed security.

The Fund is also subject to the risk that SIMC’s decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully. For example, weighting Underlying SEI Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying SEI Funds that invest in fixed income securities during a period of stock market appreciation may result in lower total return. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

30

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Class D Shares from year to year for ten years. The performance information shown is based on full calendar years.

1997	X.XX%
1998	X.XX%
1999	X.XX%
2000	X.XX%
2001	X.XX%
2002	X.XX%
2003	X.XX%
2004	X.XX%
2005	X.XX%
2006	X.XX%

Best Quarter:	Worst Quarter:
X.XX%	X.XX%
(MM/DD/YY)	(MM/DD/YY)

The Fund’s Class D total return from January 1, 2007 to June 30, 2007 was X.XX%.

This table compares the Fund’s average annual total returns for Class D Shares for the periods ended December 31, 2006 to those of the Lehman Aggregate Bond Index, the S&P 500 Index, the Morgan Stanley Capital International (MSCI) EAFE Index and the Fund’s Blended Benchmark.****

Diversified Global Growth Fund – Class D	1 Year		5 Years		10 Years		Since Inception*
Fund Return Before Taxes	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Fund Return After Taxes on Distributions**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Fund Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Lehman Aggregate Bond Index Return (reflects no deduction for fees, expenses, or taxes)***	X.XX	%	X.XX	%	X.XX	%	X.XX	%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%	X.XX	%	X.XX	%
MSCI EAFE Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%	X.XX	%	X.XX	%
The Fund’s 60/20/20 Blended Benchmark (reflects no deduction for fees, expenses or taxes)****	X.XX	%	X.XX	%	X.XX	%	X.XX	%

*           The inception date of the Fund’s Class D Shares is May 30, 1996. Index returns shown from May 31, 1996.

**         After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***      An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an

31

investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.  The Lehman Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Government obligations, corporate debt securities and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB-) or higher, with maturities of at least one year. The S&P 500 Index is a widely recognized, market capitalization-weighted index (number of shares outstanding multiplied by stock price) of 500 stocks that are traded on the New York Stock Exchange, American Stock Exchange and Nasdaq National Market.  The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.  The Morgan Stanley Capital International (MSCI) EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East. The Fund has changed primary benchmarks from the Lehman Aggregate Bond Index to the S&P 500 Index because it more accurately reflects the investment strategy of the Fund.

****    The Fund’s 60/20/20 Blended Benchmark consists of the Lehman Aggregate Bond Index, S&P 500 Index and Morgan Stanley Capital International (MSCI) EAFE Index. The Fund’s Blended Benchmark is a secondary index used to track the broad range of allocations the Fund makes to the Underlying SEI Funds, while each of the S&P 500 Index, Lehman Aggregate Bond Index and Morgan Stanley Capital International (MSCI) EAFE Index only track one specific allocation of the Fund. The Fund’s Blended Benchmark is designed to reflect a more accurate comparison to the Fund’s performance.

32

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (Expenses deducted from Fund assets)	Class D Shares
Investment Advisory Fees	X.XX	%
Distribution (12b-1) Fees	X.XX	%
Other Expenses	X.XX	%
Acquired Fund Fees and Expenses	X.XX	%*
Total Annual Fund Operating Expenses	X.XX	%**

*           This amount reflects the estimated amount of expenses borne indirectly by the Fund as a result of its investments in the Underlying SEI Funds. Underlying Fund Expenses are estimated based upon the Fund’s investments in the Underlying SEI Funds, other than the SIMT Large Cap Diversified Alpha Fund, as of March 31, 2007 and the total net operating expenses (after any fee waivers and/or fee reimbursements) for each Underlying SEI Fund, other than the SIMT Large Cap Diversified Alpha Fund, for the most recently completed fiscal year.  The portion of the Underlying Fund Expenses attributable to the SIMT Large Cap Diversified Alpha Fund is calculated based on estimates of the Fund’s investments in the SIMT Large Cap Diversified Alpha Fund and the estimated total net operating expenses of the SIMT Large Cap Diversified Alpha Fund (after any fee waivers and/or fee reimbursements) for its current fiscal year. Actual Underlying SEI Fund expenses indirectly borne by the Fund will vary with changes in the allocation of the Fund’s assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds. For additional information on the total operating expenses of each Underlying SEI Fund, please see “Information About the Underlying SEI Funds.”

**         The Fund’s total actual annual fund operating expenses (which reflect the estimated amount of expenses borne indirectly by the Fund as a result of its investment in the Underlying SEI Funds) for the current fiscal year were less than the amount shown above because the Adviser, the Fund’s administrator and/or the Fund’s distributor each waived a portion of the fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level.  The Adviser, the Fund’s administrator and/or the Fund’s distributor may discontinue all or part of these waivers at any time.  With these fee waivers, the Fund’s actual total operating expenses were as follows:

Diversified Global Growth Fund – Class D Shares	X.XX	%

For more information about these fees, see “Investment Adviser.”

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund’s fees are equal to the “Total Annual Fund Operating Expenses” figure in the table above. Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Diversified Global Growth Fund – Class D Shares	$	XXX	$	XXX	$	XXX	$	XXX

33

DIVERSIFIED GLOBAL STOCK FUND

Fund Summary

Investment Goal:	Long-term capital appreciation through a diversified global equity strategy

Share Price Volatility:	High

Principal Investment Strategy:	Investing in a combination of Underlying SEI Funds that invest primarily in U.S. and foreign common stocks and other equity securities

Investment Strategy

The Diversified Global Stock Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.  The Fund is appropriate for investors with longer time horizons.

At least 80% of the Fund’s assets will be invested in Underlying SEI Funds that invest primarily in U.S. and foreign common stocks and other equity securities, including securities of emerging market issuers. The Fund invests in both Underlying SEI Funds that focus on large cap securities and Underlying SEI Funds that focus on small cap securities, and provides exposure to distinct styles of equity fund management. Equity styles go in and out of favor over market cycles, and diversification across these styles provides broad market exposure without a bias towards specific sectors and industries, thereby reducing the volatility of returns. While the allocation to Underlying SEI Funds that focus on small cap securities is smaller than the large cap allocation, the Underlying SEI Funds that focus on small cap exposure provide additional diversification and enhanced returns. The remainder of the Fund is allocated to an Underlying SEI Fund that focuses on money markets, providing liquidity and facilitating transactions.

SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

Fund/Asset Class	Investment Range (Percentage of the Fund’s Assets)

Equity	80-100%
SIMT Large Cap Growth Fund
SIMT Large Cap Value Fund
SIMT Large Cap Diversified Alpha Fund
SIMT Small/Mid Cap Diversified Alpha Fund
SIMT Small Cap Growth Fund
SIMT Small Cap Value Fund
SIT International Equity Fund
SIT Emerging Markets Equity Fund

Money Market	0-20%
SLAT Prime Obligation Fund

34

What are the Risks of Investing in the Fund?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund’s assets among them. Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund’s investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an Underlying SEI Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Short sales are transactions in which an Underlying SEI Fund sells a security it does not own.  To complete a short sale, an Underlying SEI Fund must borrow the security to deliver to the buyer.  An Underlying SEI Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by an Underlying SEI Fund and the Underlying SEI Fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Underlying SEI Fund replaces the borrowed security.

The Fund is also subject to the risk that SIMC’s decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully. For example, weighting Underlying SEI Funds that invest in small capitalization or foreign stocks too heavily during certain periods of time might result in higher volatility. Conversely, investing too heavily in Underlying SEI Funds that invest in large capitalization stocks during a period of market appreciation for smaller companies may result in lower total return. Similarly, investing in foreign stocks rather than U.S. stocks may cause the Fund to miss opportunities in the U.S. markets. Alternatively, investing in foreign stocks may subject the Fund to risks not present in the U.S. markets. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

35

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Class D Shares from year to year for ten years. The performance information shown is based on full calendar years.

1997	X.XX%
1998	X.XX%
1999	X.XX%
2000	X.XX%
2001	X.XX%
2002	X.XX%
2003	X.XX%
2004	X.XX%
2005	X.XX%
2006	X.XX%

Best Quarter:	Worst Quarter:
X.XX%	X.XX%
(MM/DD/YY)	(MM/DD/YY)

The Fund’s Class D total return from January 1, 2007 to June 30, 2007 was X.XX%.

This table compares the Fund’s average annual total returns for Class D Shares for the periods ended December 31, 2006 to those of the Morgan Stanley Capital International (MSCI) EAFE Index, the S&P 500 Index and the Fund’s Blended Benchmark.****

Diversified Global Stock Fund—Class D	1 Year		5 Years		10 Years		Since Inception*
Fund Return Before Taxes	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Fund Return After Taxes on Distributions**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Fund Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
MSCI EAFE Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%	X.XX	%	X.XX	%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%	X.XX	%	X.XX	%

*                                 The inception date of the Fund’s Class D Shares is December 5, 1996. Index returns shown from December 31, 1996.

**                          After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***                   An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Morgan Stanley Capital International (MSCI) EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with

36

smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East. The S&P 500 Index is a widely recognized, market capitalization-weighted index (number of shares outstanding multiplied by stock price) of 500 stocks that are traded on the New York Stock Exchange, American Stock Exchange and Nasdaq National Market. The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Fund has changed primary benchmarks from the Morgan Stanley Capital International (MSCI) EAFE Index to the S&P 500 Index because it more accurately reflects the investment strategy of the Fund.

****            The Fund’s 75/25 Blended Benchmark consists of the S&P 500 Index and Morgan Stanley Capital International (MSCI) EAFE Index. The Fund’s Blended Benchmark is a secondary index used to track the broad range of allocations the Fund makes to the Underlying SEI Funds, while each of the S&P 500 Index and Morgan Stanley Capital International (MSCI) EAFE Index only track one specific allocation of the Fund. The Fund’s Blended Benchmark is designed to reflect a more accurate comparison to the Fund’s performance.

37

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (Expenses deducted from Fund assets)	Class D Shares
Investment Advisory Fees	X.XX	%
Distribution (12b-1) Fees	X.XX	%
Other Expenses	X.XX	%
Acquired Fund Fees and Expenses	X.XX	%*
Total Annual Fund Operating Expenses	X.XX	%**

*           This amount reflects the estimated amount of expenses borne indirectly by the Fund as a result of its investments in the Underlying SEI Funds. Underlying Fund Expenses are estimated based upon the Fund’s investments in the Underlying SEI Funds, other than the SIMT Large Cap Diversified Alpha Fund, as of March 31, 2007 and the total net operating expenses (after any fee waivers and/or fee reimbursements) for each Underlying SEI Fund, other than the SIMT Large Cap Diversified Alpha Fund, for the most recently completed fiscal year.  The portion of the Underlying Fund Expenses attributable to the SIMT Large Cap Diversified Alpha Fund is calculated based on estimates of the Fund’s investments in the SIMT Large Cap Diversified Alpha Fund and the estimated total net operating expenses of the SIMT Large Cap Diversified Alpha Fund (after any fee waivers and/or fee reimbursements) for its current fiscal year. Actual Underlying SEI Fund expenses indirectly borne by the Fund will vary with changes in the allocation of the Fund’s assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds. For additional information on the total operating expenses of each Underlying SEI Fund, please see “Information About the Underlying SEI Funds.”

**         The Fund’s total actual annual fund operating expenses (which reflect the estimated amount of expenses borne indirectly by the Fund as a result of its investment in the Underlying SEI Funds) for the current fiscal year were less than the amount shown above because the Adviser, the Fund’s administrator and/or the Fund’s distributor each waived a portion of the fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level.  The Adviser, the Fund’s administrator and/or the Fund’s distributor may discontinue all or part of these waivers at any time.  With these fee waivers, the Fund’s actual total operating expenses were as follows:

Diversified Global Stock Fund – Class D Shares	X.XX	%

For more information about these fees, see “Investment Adviser.”

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund’s fees are equal to the “Total Annual Fund Operating Expenses” figure in the table above. Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Diversified Global Stock Fund – Class D Shares	$	XXX	$	XXX	$	XXX	$	XXX

38

DIVERSIFIED U.S. STOCK FUND

Fund Summary

Investment Goal:	Long-term capital appreciation through a diversified domestic equity strategy

Share Price Volatility:	High

Principal Investment Strategy:	Investing in a combination of Underlying SEI Funds that invest primarily in U.S. common stocks and other equity securities

Investment Strategy

The Diversified U.S. Stock Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC. The Fund is appropriate for investors with longer time horizons.

At least 80% of the Fund’s assets will be invested in Underlying SEI Funds that invest primarily in U.S. common stocks and other equity securities. The Fund invests in both Underlying SEI Funds that focus on large cap securities and Underlying SEI Funds that focus on small cap securities, and provides exposure to distinct styles of equity fund management. Equity styles go in and out of favor over market cycles, and diversification across these styles provides broad market exposure without a bias towards specific sectors and industries, thereby reducing the volatility of returns. While the allocation to Underlying SEI Funds that focus on small cap securities is smaller than the large cap allocation, the Underlying SEI Funds that focus on small cap exposure provide additional diversification and enhanced returns. The remainder of the Fund is allocated to an Underlying SEI Fund that focuses on money markets, providing liquidity and facilitating transactions.

SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

Fund/Asset Class	Investment Range (Percentage of the Fund’s Assets)

Equity	80-100%
SIMT Large Cap Growth Fund
SIMT Large Cap Value Fund
SIMT Large Cap Diversified Alpha Fund
SIMT Small/Mid Cap Diversified Alpha Fund
SIMT Small Cap Growth Fund
SIMT Small Cap Value Fund

Money Market	0-20%
SLAT Prime Obligation Fund

39

What are the Risks of Investing in the Fund?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund’s assets among them. Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Short sales are transactions in which an Underlying SEI Fund sells a security it does not own.  To complete a short sale, an Underlying SEI Fund must borrow the security to deliver to the buyer.  An Underlying SEI Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by an Underlying SEI Fund and the Underlying SEI Fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Underlying SEI Fund replaces the borrowed security.

The Fund is also subject to the risk that SIMC’s decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully. For example, weighting Underlying SEI Funds that invest in small capitalization stocks too heavily during certain periods of time might result in higher volatility. Conversely, investing too heavily in Underlying SEI Funds that invest in large capitalization stocks during a period of market appreciation for smaller companies may result in lower total return. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

40

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Class D Shares from year to year for ten years. The performance information shown is based on full calendar years.

1997	X.XX%
1998	X.XX%
1999	X.XX%
2000	X.XX%
2001	X.XX%
2002	X.XX%
2003	X.XX%
2004	X.XX%
2005	X.XX%
2006	X.XX%

Best Quarter:	Worst Quarter:
X.XX%	X.XX%
(MM/DD/YY)	(MM/DD/YY)

The Fund’s Class D total return from January 1, 2007 to June 30, 2007 was X.XX%.

This table compares the Fund’s average annual total returns for Class D Shares for the periods ended December 31, 2006 to the S&P 500 Index.†

Diversified U.S. Stock Fund – Class D	1 Year		5 Years		10 Years		Since Inception*
Fund Return Before Taxes	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Fund Return After Taxes on Distributions**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Fund Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%	X.XX	%	X.XX	%

†                                  The Fund previously compared its returns to the Dow Jones Wilshire 5000 Composite Index, a widely-recognized, market-value weighted index of equity securities issued by all companies with headquarters located in the U.S. The Fund has deleted reference to the Dow Jones Wilshire 5000 Composite Index in order to more accurately reflect the Fund’s current investment strategy.

*                                 The inception date of the Fund’s Class D Shares is July 1, 1996. Index returns shown from July 31, 1996.

**                          After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***                   An index measures the market price of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.  The S&P 500 Index is a widely-recognized, market capitalization-weighted index (number of shares outstanding multiplied by stock price) of 500 stocks that are traded on the New York Stock Exchange,

41

American Stock Exchange and Nasdaq National Market.  The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

42

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (Expenses deducted from Fund assets)	Class D Shares
Investment Advisory Fees	X.XX	%
Distribution (12b-1) Fees	X.XX	%
Other Expenses	X.XX	%
Acquired Fund Fees and Expenses	X.XX	%*
Total Annual Fund Operating Expenses	X.XX	%**

*           This amount reflects the estimated amount of expenses borne indirectly by the Fund as a result of its investments in the Underlying SEI Funds. Underlying Fund Expenses are estimated based upon the Fund’s investments in the Underlying SEI Funds, other than the SIMT Large Cap Diversified Alpha Fund, as of March 31, 2007 and the total net operating expenses (after any fee waivers and/or fee reimbursements) for each Underlying SEI Fund, other than the SIMT Large Cap Diversified Alpha Fund, for the most recently completed fiscal year.  The portion of the Underlying Fund Expenses attributable to the SIMT Large Cap Diversified Alpha Fund is calculated based on estimates of the Fund’s investments in the SIMT Large Cap Diversified Alpha Fund and the estimated total net operating expenses of the SIMT Large Cap Diversified Alpha Fund (after any fee waivers and/or fee reimbursements) for its current fiscal year. Actual Underlying SEI Fund expenses indirectly borne by the Fund will vary with changes in the allocation of the Fund’s assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds. For additional information on the total operating expenses of each Underlying SEI Fund, please see “Information About the Underlying SEI Funds.”

**         The Fund’s total actual annual fund operating expenses (which reflect the estimated amount of expenses borne indirectly by the Fund as a result of its investment in the Underlying SEI Funds) for the current fiscal year were less than the amount shown above because the Adviser, the Fund’s administrator and/or the Fund’s distributor each waived a portion of the fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level.  The Adviser, the Fund’s administrator and/or the Fund’s distributor may discontinue all or part of these waivers at any time.  With these fee waivers, the Fund’s actual total operating expenses were as follows:

Diversified U.S. Stock Fund – Class D Shares	X.XX	%

For more information about these fees, see “Investment Adviser.”

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund’s fees are equal to the “Total Annual Fund Operating Expenses” figure in the table above. Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Diversified U.S. Stock Fund – Class D Shares	$	XXX	$	XXX	$	XXX	$	XXX

43

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds’ primary strategies, and the Funds will normally invest at least 90% of their assets in the Underlying SEI Funds within the percentage ranges set forth for each asset class. However, the Funds may also use other strategies and engage in other investment practices, which are described in detail in the Funds’ Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Funds may invest up to 100% of their assets in short-term obligations, cash or cash equivalents that would not ordinarily be consistent with each Fund’s objective. The Funds will do so only if SIMC believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, there is no guarantee that any Fund will achieve its investment goal.

INFORMATION ABOUT THE UNDERLYING SEI FUNDS

The Funds will invest in the following Underlying SEI Funds. However, SIMC may, in accordance with the Funds’ investment objectives and policies, select additional Underlying SEI Funds for investment.

The chart below sets forth the expense ratio, after fee waivers, for each of the Underlying SEI Funds in which the Funds will invest (based on information as of June 30, 2007).

Underlying SEI Fund:	Expense Ratio:
SIMT Large Cap Value Fund	X.XX	%
SIMT Large Cap Growth Fund	X.XX	%
SIMT Large Cap Diversified Alpha Fund	X.XX	%
SIMT Small/Mid Cap Diversified Alpha Fund	X.XX	%*
SIMT Small Cap Value Fund	X.XX	%
SIMT Small Cap Growth Fund	X.XX	%
SIT International Equity Fund	X.XX	%
SIT Emerging Markets Equity Fund	X.XX	%
SIMT Core Fixed Income Fund	X.XX	%
SIMT High Yield Bond Fund	X.XX	%
SIT International Fixed Income Fund	X.XX	%
SIT Emerging Markets Debt Fund	X.XX	%
SLAT Prime Obligation Fund	X.XX	%

*       The SIMT Small/Mid Cap Diversified Alpha Fund was not operational as of June 30, 2007.

Underlying U.S. Equity Funds

SIMT Large Cap Value Fund:  The SIMT Large Cap Value Fund seeks long-term growth of capital and income. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of large companies. The Fund invests primarily in U.S. common stocks with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund’s assets, selects stocks it believes are undervalued in light of such fundamental characteristics as earnings, book value or return on equity. AllianceBernstein L.P.’s investment unit of Sanford C. Bernstein & Co., LLC,

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Aronson+Johnson+Ortiz, LP, Enhanced Investment Technologies, LLC and LSV Asset Management serve as Sub-Advisers to the SIMT Large Cap Value Fund.

SIMT Large Cap Growth Fund:  The SIMT Large Cap Growth Fund seeks capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of large companies. The Fund invests primarily in U.S. common stocks with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund’s assets, selects stocks it believes have significant growth potential in light of such characteristics as revenue and earnings growth and positive earnings surprises. Delaware Management Company, Enhanced Investment Technologies, LLC, Goldman Sachs Asset Management, L.P., Montag & Caldwell, Inc. and Quantitative Management Associates LLC serve as Sub-Advisers to the SIMT Large Cap Growth Fund.

SIMT Large Cap Diversified Alpha Fund:  The SIMT Large Cap Diversified Alpha Fund seeks capital appreciation. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of large companies or in portfolio strategies designed to correlate to a portfolio composed of large cap equity securities. The Fund uses a multi-manager approach under the general supervision of SIMC, allocating the assets among multiple Sub-Advisers that use different investment strategies to seek to achieve returns in excess of the performance of a broad U.S. large cap benchmark. This allocation among investment strategies aims to diversify the sources from which Sub-Advisers seek to achieve excess returns (i.e., returns in excess of a benchmark index or “alpha”), and thereby diversify the relative risk of the Fund. While the Fund is expected to have an absolute return and risk profile similar to the broad U.S. large cap equity market, returns may be derived in part from investing significant portions of the Fund in securities outside of the large cap market.  The Fund may also engage in short sales, and may use the proceeds of such short sales to purchase additional securities, in which case the value of the Fund’s holdings in securities may exceed the value of the net assets of the Fund.  The Fund uses a multi-manager approach, relying upon Sub-Advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SIMC.  The Fund’s investment strategy involves reinvesting proceeds received from selling securities short, which may effectively create leverage. The use of leverage can amplify the effects of market volatility on the Fund’s share price and make the Fund’s returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Analytic Investors, Inc., Aronson+Johnson+Ortiz, LP, Delaware Management Company, Enhanced Investment Technologies, LLC, Quantitative Management Associates LLC and Smith Breeden Associates, Inc. serve as Sub-Advisers to the SIMT Large Cap Diversified Alpha Fund.

SIMT Small/Mid Cap Diversified Alpha Fund:  The SIMT Small/Mid Cap Diversified Alpha Fund seeks long-term capital appreciation. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of small and medium sized companies. The Fund invests primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Frank Russell 2500 Index (between $XX million and $X.X billion as of June 30, 2007). The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SIMC. For example, the Sub-Advisers may include both value managers (i.e., managers that select stocks they believe are undervalued in light of such fundamental characteristics as earnings, cash flow or book value), and growth managers (i.e., managers that select stocks they believe have significant earnings growth potential based on new product introductions, revenue growth and/or margin improvement and other factors). Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.  Integrity Asset Management, LLC, Los Angeles Capital

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Management and Equity Research, Inc., LSV Asset Management, Martingale Asset Management, L.P., PanAgora Asset Management, Inc., Smith Breeden Associates, Inc. and Wellington Management Company, LLP serve as Sub-Advisers to the SIMT Small/Mid Cap Diversified Alpha Fund.

SIMT Small Cap Value Fund:  The SIMT Small Cap Value Fund seeks capital appreciation. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of small companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Frank Russell 2000 Index or the S&P SmallCap 600 Index. The market capitalization range and the composition of the Frank Russell 2000 Index and the S&P SmallCap 600 Index are subject to change.  The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund’s portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund’s assets, selects stocks it believes are attractively valued in light of such fundamental characteristics as earnings, capital structure and/or return on invested capital among other factors.  Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. Artisan Partners Limited Partnership, BlackRock Capital Management, Inc., David J. Greene and Company, LLC, Lee Munder Investments, Ltd., LSV Asset Management, Martingale Asset Management, L.P., PanAgora Asset Management, Inc., Weiss, Peck & Greer Investments and Wellington Management Company, LLP serve as Sub-Advisers to the SIMT Small Cap Value Fund.

SIMT Small Cap Growth Fund:  The SIMT Small Cap Growth Fund seeks long-term capital appreciation. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of small companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Frank Russell 2000 Index or the S&P SmallCap 600 Index. The market capitalization range and the composition of the Frank Russell 2000 Index and the S&P SmallCap 600 Index are subject to change. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund’s portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund’s assets, selects stocks it believes have attractive growth and appreciation potential in light of such characteristics as revenue and earnings growth, expectations from sell side analysts and relative valuation among other considerations. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. Delaware Management Company, Lee Munder Investments, Ltd., Martingale Asset Management, L.P., Mazama Capital Management, Inc., McKinley Capital Management Inc. and Wellington Management Company, LLP serve as Sub-Advisers to the SIMT Small Cap Growth Fund.

Underlying International Equity Funds

SIT International Equity Fund:  The SIT International Equity Fund seeks long-term capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. The Fund invests primarily in common stocks and other equity securities of issuers of all capitalization ranges that are located in at least three countries other than the United States. The Fund invests primarily in companies located in developed countries, but may also invest in companies located in emerging markets. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SIMC.  Certain Sub-Advisers will seek to achieve returns in excess of an international equity benchmark. This allocation among investment strategies aims to diversify the sources from which certain Sub-Advisers seek to achieve excess returns (i.e., returns in excess of a benchmark index or “alpha”). [The Sub-Advisers seek to enhance the Fund’s return by actively managing the Fund’s foreign currency exposure. In managing the Fund’s currency exposure, the Sub-Advisers buy and sell currencies (i.e., take long or short positions) using futures, foreign currency forward contracts and other derivatives.

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The Fund may take long and short positions in foreign currencies in excess of the value of the Fund’s assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. The Fund may also engage in currency transactions in an attempt to take advantage of certain inefficiencies in the currency exchange market, to increase their exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another.]  Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liability. AllianceBernstein L.P., AXA Rosenberg Investment Management LLC, Capital Guardian Trust Company, Fuller & Thaler Asset Management, Inc., McKinley Capital Management Inc., Quantitative Management Associates LLC, Record Currency Management Limited and Smith Breeden Associates, Inc. serve as Sub-Advisers to the SIT International Equity Fund.

SIT Emerging Markets Equity Fund:  The SIT Emerging Markets Equity Fund seeks capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of emerging market issuers. The Fund invests primarily in common stocks and other equity securities of foreign companies located in emerging market countries. The Fund normally maintains investments in at least six emerging market countries, and does not invest more than 35% of its total assets in any one emerging market country. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SIMC. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. AllianceBernstein L.P., Ashmore Investment Management Limited, AXA Rosenberg Investment Management LLC, The Boston Company Asset Management LLC, Emerging Markets Management, L.L.C. and Rexiter Capital Management Limited serve as Sub-Advisers to the SIT Emerging Markets Equity Fund.

Underlying U.S. Fixed Income Funds

SIMT Core Fixed Income Fund:  The SIMT Core Fixed Income Fund seeks current income consistent with the preservation of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed income securities. The Fund invests primarily in investment and non-investment grade U.S. and foreign securities, including emerging market, corporate and Government fixed income securities, and mortgage-backed securities.  The Fund may invest in securities denominated in either U.S. dollars or foreign currency.  The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SIMC. Sub-Advisers are selected for their expertise in managing various kinds of fixed income securities, and each Sub-Adviser makes investment decisions based on an analysis of yield trends, credit ratings and other factors in accordance with its particular discipline.  The Sub-Advisers may also engage in currency transactions using futures, foreign currency forward contracts and other derivatives either to seek to hedge the Fund’s currency exposure or to enhance the Fund’s returns. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund’s assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. While each Sub-Adviser chooses securities of different types and maturities, the Fund in the aggregate generally will have a dollar-weighted average duration that is consistent with that of the broad U.S. fixed income market as represented by the Lehman Aggregate Bond Index. The dollar-weighted average duration of the Lehman Aggregate Bond Index varies significantly over time, but as of June 30, 2006 it was 4.80 years. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. Metropolitan West Asset Management, LLC, Smith Breeden Associates, Inc., Wells Capital Management, Inc., Western Asset Management Company and Western Asset Management Company Limited serve as Sub-Advisers to the SIMT Core Fixed Income Fund.

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SIMT High Yield Bond Fund:  The SIMT High Yield Bond Fund seeks total return. Under normal circumstances, the Fund invests at least 80% of its net assets in high yield fixed income securities. The Fund invests primarily in fixed income securities rated below investment grade (junk bonds), including corporate bonds and debentures, convertible and preferred securities, and zero coupon obligations. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SIMC. To a limited extent, SIMC may also directly manage a portion of the Fund’s portfolio. In managing the Fund’s assets, the Sub-Advisers, and to the extent applicable, SIMC select securities that offer a high current yield as well as total return potential. The Fund’s securities are diversified as to issuers and industries. The Fund’s average weighted maturity may vary, and will generally not exceed ten years. There is no limit on the maturity or credit quality of any security.  Ares Management LLC, JPMorgan Investment Management Inc., Metropolitan West Asset Management, LLC and Nomura Corporate Research and Asset Management Inc. serve as Sub-Advisers to the SIMT High Yield Bond Fund.

Underlying International Fixed Income Funds

SIT International Fixed Income Fund:  The SIT International Fixed Income Fund seeks capital appreciation and current income. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed income securities. The Fund invests primarily in investment grade foreign government and corporate fixed income securities, as well as foreign mortgage-backed and/or asset-backed fixed income securities, of issuers located in at least three countries other than the United States. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SIMC. In selecting investments for the Fund, the Sub-Advisers choose investment grade securities issued by corporations and governments located in various developed foreign countries, looking for opportunities for capital appreciation and gain, as well as current income. There are no restrictions on the Fund’s average portfolio maturity, or on the maturity of any specific security. The Sub-Advisers seek to enhance the Fund’s return by actively managing the Fund’s foreign currency exposure. In managing the Fund’s currency exposure, the Sub-Advisers buy and sell currencies (i.e., take long or short positions) using futures, foreign currency forward contracts and other derivatives.  The Fund may take long and short positions in foreign currencies in excess of the value of the Fund’s assets denominated in a particular currency or when the Fund does not own assets denominated in that currency.  The Fund may also engage in currency transactions in an attempt to take advantage of certain inefficiencies in the currency exchange market, to increase their exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another.  The Fund will also invest in securities rated below investment grade (junk bonds). The Fund also invests a portion of its assets in bank loans, which are, generally, non-investment grade floating rate instruments. The Fund may invest in bank loans in the form of participations in the loans (participations) and assignments of all or a portion of the loans from third parties (assignments). Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. AllianceBernstein L.P., BlackRock Financial Management, Inc., Fidelity International Investment Advisors (UK) Limited, and its affiliate, Fidelity International Investment Advisors and Record Currency Management Limited serve as Sub-Advisers to the SIT International Fixed Income Fund.

SIT Emerging Markets Debt Fund:  The SIT Emerging Markets Debt Fund seeks to maximize total return. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed income securities of emerging market issuers. The Fund invests primarily in U.S. dollar-denominated debt securities of government, government-related and corporate issuers in emerging market countries, as well as entities organized to restructure the outstanding debt of such issuers. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SIMC. The Sub-Advisers will spread the

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Fund’s holdings across a number of countries and industries to limit its exposure to a single emerging market economy. There are no restrictions on the Fund’s average portfolio maturity, or on the maturity of any specific security. There is no minimum rating standard for the Fund’s securities and the Fund’s securities will generally be in the lower or lowest rating categories (including those below investment grade, commonly referred to as junk bonds). Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. Ashmore Investment Management Limited, AXA Rosenberg Investment Management LLC, ING Investment Management Co. and Stone Harbor Investment Partners LP serve as Sub-Advisers to the SIT Emerging Markets Debt Fund.

Underlying Money Market Fund

SLAT Prime Obligation Fund:  The SLAT Prime Obligation Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. The Fund is comprised of short-term debt obligations of U.S. issuers that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the Sub-Adviser determines are of comparable quality.  Under normal market conditions, the Fund invests in: (i) commercial paper and other short-term corporate obligations (including asset-backed securities) rated in the highest short-term rating category or that the Sub-Adviser determines are of comparable quality; (ii) certificates of deposit, time deposits, bankers’ acceptances, bank notes and other obligations of U.S. commercial banks or savings and loan institutions that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; and (iv) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government. The Fund may also enter into fully-collateralized repurchase agreements. Columbia Management Advisors, LLC serves as the Sub-Adviser to the SLAT Prime Obligation Fund.

Additional Risks of Investing in the Underlying SEI Funds

The following sections describe some of the additional risks associated with certain of the Underlying SEI Funds.

Derivatives Risk:  Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, options, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by an Underlying SEI Fund, and of the derivative instruments relating to those securities, may not be proportionate. There may not be a liquid market for an Underlying SEI Fund to sell a derivative instrument, which could result in difficulty closing the positions, and certain derivative instruments can magnify the extent of losses incurred due to changes in market value of the securities to which they relate. In addition, some derivative instruments are subject to counterparty risk.

Exchange-Traded Funds Risk:  A number of the Underlying SEI Funds may purchase shares of exchange-traded funds (ETFs) to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When an Underlying SEI Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

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International Investing Risk:  A number of the Underlying SEI Funds invest in foreign securities. Investing in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund’s investments. In the case of foreign fixed income securities, price fluctuations will reflect international, economic and political events, as well as changes in currency valuations relative to the U.S. dollar. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing.  Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an Underlying SEI Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. The foreign sovereign debt securities and “Brady Bonds” that some Underlying SEI Funds purchase involve specific risks, including the risk that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their sovereign debt, which may require holders of such sovereign debt to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Junk Bond Risk:  Certain Underlying SEI Funds invest in bonds rated below investment grade (junk bonds). Junk bonds involve greater risk of default or downgrade, and involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of junk bonds may be more susceptible than issuers of investment grade securities to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. The volatility of junk bonds and certain foreign sovereign debt obligations is even greater than that of investment grade securities since the prospects for repayment of principal and interest of many of these securities is speculative. Some may even be in default. As an incentive to invest in these risky securities, they tend to offer higher returns.

Mortgage-Backed Securities Risk:  Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

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Asset-Backed Securities Risk:  Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables.  Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets.  Therefore, repayment depends largely on the cash flows generated by the assets backing the securities.  Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities, which is discussed above.  Asset-backed securities present credit risks that are not presented by mortgage-backed securities.  This is because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets.  If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Underlying SEI Fund will be unable to possess and sell the underlying collateral and that the Underlying SEI Fund’s recoveries on repossessed collateral may not be available to support payments on the security.  In the event of a default, the Underlying SEI Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Non-Diversification Risk:  Certain Underlying SEI Funds are non-diversified, which means that they may invest in the securities of relatively few issuers. As a result, these Funds may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to their investments in those securities.

Short Sales Risk:  Short sales are transactions in which an Underlying SEI Fund sells a security it does not own. To complete a short sale, an Underlying SEI Fund must borrow the security to deliver to the buyer. An Underlying SEI Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by an Underlying SEI Fund and the Underlying SEI Fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Underlying SEI Fund replaces the borrowed security. Prior to replacing the borrowed security, certain Underlying SEI Funds may use the proceeds of a short sale to purchase other securities. In such a case, the value of the Underlying SEI Fund’s holdings may exceed the value of the Underlying SEI Fund’s net assets, which could cause the Underlying SEI Fund’s returns to be more volatile than they would have been if such a strategy was not used. Certain Underlying SEI Funds’ investment strategies involve reinvesting proceeds received from selling securities short, which may effectively create leverage. The use of leverage can amplify the effects of market volatility on an Underlying SEI Fund’s share price and make an Underlying SEI Fund’s returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of an Underlying SEI Fund’s portfolio securities. The use of leverage may also cause an Underlying SEI Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Small Capitalization Risk:  Certain Underlying SEI Funds invest in stocks of small capitalization companies. The smaller capitalization companies an Underlying SEI Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange and may or may not pay dividends.

INVESTMENT ADVISER

SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the Adviser to each Fund.  SIMC makes investment decisions for the Funds and continuously reviews,

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supervises and administers each Fund’s investment program.  As of June 30, 2007, SIMC had approximately $XX.X billion in assets under management.  For the fiscal year ended March 31, 2007, SIMC received investment advisory fees, as a percentage of each Fund’s net assets, at the following annual rates:

Diversified Conservative Income Fund	X.XX	%
Diversified Conservative Fund	X.XX	%
Diversified Global Moderate Growth Fund	X.XX	%
Diversified Moderate Growth Fund	X.XX	%
Diversified Global Growth Fund	X.XX	%
Diversified Global Stock Fund	X.XX	%
Diversified U.S. Stock Fund	X.XX	%

A discussion regarding the basis for the Board of Trustees’ approval of the Funds’ investment advisory agreement is available in the Funds’ annual report, which covers the period April 1, 2006 through March 31, 2007.

In addition to serving as Adviser to the Funds, SIMC is adviser to the Underlying SEI Funds, and oversees one or more Sub-Advisers for the Underlying SEI Funds. SIMC acts as the manager of managers of the Underlying SEI Funds, and is responsible for the investment performance of the Underlying SEI Funds since it allocates each Underlying SEI Fund’s assets to one or more Sub-Advisers and recommends hiring or changing Sub-Advisers to the Board of Trustees of the Underlying SEI Funds.

The Funds are managed by two investment professionals, as identified below.

Daniel Nevins, CFA, is currently the Managing Director of SIMC’s Portfolio Strategy Team.  Mr. Nevins is responsible for developing the asset allocation strategies for each Fund.  Along with leading the Portfolio Strategy Team, Mr. Nevins oversees research on investment strategies for individual and institutional investors.  Mr. Nevins joined SIMC in 1999 and led research groups in the individual investment planning and asset allocation areas prior to assuming his current responsibilities.

John J. McCue has served as Director of Portfolio Implementations for SIMC since 1995 and served as Director of Money Market Investments from 2003 to 2005.  Mr. McCue is responsible for the implementation of the Funds’ asset allocation strategies.

The SAI provides additional information about the portfolio managers’ compensation, other accounts they manage and their ownership, if any, of securities in the Funds.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called redeem) and exchange Class D Shares of the Funds. Class D Shares are offered to tax-advantaged and other retirement accounts through banks, broker-dealers and other financial institutions and intermediaries that have entered into arrangements with the Distributor to sell Class D Shares to their customers. If you are investing in a Fund through a 401(k) or other retirement plan, you should contact your plan sponsor for the services and procedures which pertain to your account.

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How to Purchase Fund Shares

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

Financial institutions and intermediaries may purchase Class D Shares by placing orders with the Funds’ Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems.  Generally, cash investments must be transmitted or delivered in federal funds to the Funds’ wire agent by the close of business on the day after the order is placed.  However, in certain circumstances the Funds at their discretion may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Funds’ procedures and applicable law.  The Funds reserve the right to refuse any purchase requests; particularly those that the Funds reasonably believe may not be in the best interests of the Funds or their shareholders and could adversely affect the Funds or their operations. This includes those from any individual or group who, in a Fund’s view, is likely to engage in excessive trading (usually defined as four or more “round trips” in a Fund in any twelve-month period).  For more information regarding the Funds’ policy and procedures related to excessive trading, please see “Frequent Purchases and Redemptions of Fund Shares” below.

When you purchase, sell or exchange Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase, sale and exchange requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are executed at the net asset value per share (NAV) next determined after the intermediary receives the request if transmitted to the Funds in accordance with the Funds’ procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution’s or intermediary’s procedures for transacting with the Funds. For more information about how to purchase, sell or exchange Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

Each Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern time). So, for you to receive the current Business Day’s NAV, a Fund (or an authorized agent) must receive your purchase order in proper form before 4:00 p.m. Eastern time. A Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

Pricing of Fund Shares

NAV for one Fund share is the value of that share’s portion of the net assets of the Fund.  In calculating NAV, each Fund generally values shares of the Underlying SEI Funds at their NAV and other investments at market prices. Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees.

The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the Committee) designated by the Funds’ Board of Trustees. The Committee is currently composed of two members of the Board of Trustees, as well as representatives from SIMC and its affiliates.

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Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended, the security has been de-listed from a national exchange, the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or the security’s primary pricing source is not able or willing to provide a price.  When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.  Examples of factors the Committee may consider are: the facts giving rise to the need to fair value, the last trade price, the performance of the market or the issuer’s industry, the liquidity or market capitalization of the security, the size of the holding in a Fund, or any other appropriate information.  The Fund’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.  The respective prospectuses for the Underlying SEI Funds in which the Funds invest explain the circumstances in which those Funds will use fair value pricing and the effects of fair value pricing.

The Funds’ Pricing and Valuation Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees. However, when the change would not materially affect valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, Board approval may be obtained at the next regularly scheduled Board meeting.

Minimum Purchases

To purchase Class D Shares for the first time, you must invest at least $150,000 in any Fund. Your subsequent investments in any Fund must be made in amounts of at least $1,000. A Fund may accept investments of smaller amounts at its discretion.

Frequent Purchases and Redemptions of Fund Shares

“Market timing” refers to a pattern of frequent purchases and sales of a Fund’s shares, often with the intent of earning arbitrage profits. Market timing of the Funds could harm other shareholders in various ways, including by diluting the value of the shareholders’ holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing the Funds to incur unwanted taxable gains and forcing the Funds to hold excess levels of cash.

The Funds are intended to be long-term investment vehicles and are not designed for investors that engage in short-term trading activity (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa, in an effort to take advantage of short-term market movements). Accordingly, the Board of Trustees has adopted policies and procedures on behalf of the Funds to deter short-term trading. These policies and procedures do not apply with respect to money market funds. The Funds’ transfer agent will monitor trades in an effort to detect short-term trading activities. If, as a result of this monitoring, a Fund determines, in its sole discretion, that a shareholder has engaged in excessive short-term trading, it will refuse to process future purchases or exchanges into the Fund from that shareholder’s account.

A shareholder will be considered to be engaging in excessive short-term trading in a Fund in the following circumstances:

i.                                          if the shareholder conducts four or more “round trips” in a Fund (other than a money market fund) in any twelve-month period. A round trip involves the purchase of shares of

54

a Fund and subsequent redemption of all or most of those shares. An exchange into and back out of a Fund in this manner is also considered a round trip.

ii.                                       if a Fund determines, in its sole discretion, that a shareholder’s trading activity constitutes excessive short-term trading, regardless of whether such shareholder exceeds the foregoing round trip threshold.

The Funds in their sole discretion also reserve the right to reject any purchase request (including exchange requests) for any reason without notice.

Judgments with respect to implementation of the Funds’ policies are made uniformly and in good faith in a manner that the Funds believe is consistent with the best long-term interests of shareholders. When applying the Funds’ policies, the Funds may consider (to the extent reasonably available) an investor’s trading history in all SEI funds, as well as trading in accounts under common ownership, influence or control, and any other information available to the Funds.

The Funds’ monitoring techniques are intended to identify and deter short-term trading in the Funds. However, despite the existence of these monitoring techniques, it is possible that short-term trading may occur in the Funds without being identified. For example, certain investors seeking to engage in short-term trading may be adept at taking steps to hide their identity or activity from the Funds’ monitoring techniques. Operational or technical limitations may also limit the Funds’ ability to identify short-term trading activity.

While it is the Funds’ intention that intermediaries trading in Fund shares will assist the Funds in enforcing the Funds’ policies, certain intermediaries may be unable or unwilling to effectively enforce the Funds’ trading or exchange restrictions. The Funds will monitor trading activity coming from such intermediaries and take reasonable steps to seek cooperation from any intermediary through which the Funds believe short-term trading activity is taking place.

Certain of the SEI funds are sold to participant-directed employee benefit plans. The Funds’ ability to monitor or restrict trading activity by individual participants in a plan may be constrained by regulatory restrictions or plan policies. In such circumstances, the Funds will take such action, which may include taking no action, as deemed appropriate in light of all the facts and circumstances.

The Funds may amend these policies and procedures in response to changing regulatory requirements or to enhance the effectiveness of the program.

Foreign Investors

The Funds do not generally accept investments by non-U.S. persons.  Non-U.S. persons may be permitted to invest in a Fund subject to the satisfaction of enhanced due diligence.

Customer Identification and Verification and Anti-Money Laundering Program

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account.  Accounts for the Funds are generally opened through other financial institutions or financial intermediaries.  When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you.  This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

55

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information.  In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Funds will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application).  The Funds, however, reserve the right to close and/or liquidate your account at the then-current day’s price if the financial institution or financial intermediary through which you open your account is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax consequences.

Customer identification and verification is part of the Funds’ overall obligation to deter money laundering under Federal law.  The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities.  In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity.  These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority.  If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if a Fund is required to withhold such proceeds.

How to Sell Your Fund Shares

If you hold Class D Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Funds receive your request or after the Funds’ authorized intermediary receives your request if transmitted to the Funds in accordance with the Funds’ procedures and applicable law. For IRA or other tax-deferred accounts, there are tax penalties for early withdrawal. For more information, see the SAI.

Receiving Your Money

Normally, the Funds will make payment on your sale on the Business Day following the day on which they receive your request, but it may take up to seven days. You may arrange for your proceeds to be wired to your bank account.

Redemptions In Kind

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds’ remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

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Suspension Of Your Right To Sell Your Shares

The Funds may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission declares an emergency or for other reasons. More information about this is in the SAI.

How to Exchange Your Shares

You may exchange your shares of a Fund for Class D Shares of any other Fund on any Business Day by contacting the Funds directly by mail or telephone. You may also exchange shares through your financial institution by mail or telephone. Your broker or institution may charge you a fee for its services. This exchange privilege may be changed or canceled at any time upon 60 days’ notice. When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Funds receive your exchange request.

Telephone Transactions

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. The Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Funds follow these procedures, the Funds will not be responsible for any losses or costs incurred by following telephone instructions that the Funds reasonably believe to be genuine.

Distribution of Fund Shares

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds.

The Funds have adopted a distribution plan that allows the Funds to pay SIDCo. distribution fees for the sale and distribution of their Class D Shares. Because these fees are paid out of the Funds’ assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For Class D Shares, the distribution fee is 0.75% of the average daily net assets of each Fund, and the shareholder servicing fee may be up to 0.25% of average daily net assets of each Fund.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals, and lodgings, and gifts that do not exceed $100 per year, per individual.

The Funds are sold primarily through independent registered investment advisers, financial planners, bank trust departments and other financial advisors (“Financial Advisors”) who provide their clients with advice and services in connection with their investments in the SEI Funds. Many Financial Advisors are also associated with broker-dealer firms. SIMC and its affiliates, at their expense, may pay compensation to these broker-dealers or other financial institutions for marketing, promotional or other services. These payments may be significant to these firms, and may create an incentive for the firm or its associated Financial Advisors to recommend or offer shares of the SEI Funds to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources. SIMC and its affiliates may also provide other products and services to Financial Advisors. For additional information, please see the Funds’ Statement of Additional

57

Information. You also can ask your Financial Advisor about any payments it receives from SIMC and its affiliates, as well as about fees it charges.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

The Funds’ and the Underlying SEI Funds’ portfolio holdings can be obtained on the Internet at the following addresses:  (i) enterprise clients are directed to http://www.seic.com/holdings_home.asp; and (ii) advisor and individual investors are directed to http://www.seic.com/fund_holdings_home.asp (together, the Portfolio Holdings Website).  Ten calendar days after each month end, a list of the top ten portfolio holdings in each Fund and Underlying SEI Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Thirty calendar days after the end of each month, a list of all portfolio holdings in each Fund and Underlying SEI Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the first business day of the fifth month after the date to which the data relates, at which time it will be permanently removed from the site.

Additional information regarding the Funds’ policy and procedures on the disclosure of portfolio holdings information is available in the SAI.

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DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

Substantially all of the net investment income (exclusive of capital gains) of each Fund is periodically declared and paid as a dividend. Capital gains, if any, are distributed at least annually. If you own Fund shares on a Fund’s record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receive your written notice. To cancel your election, simply send the Funds written notice.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Tax-advantaged and other retirement accounts generally will not be subject to federal taxation on income and capital gain distributions until you begin receiving distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates, except to the extent they are designated as qualified dividend income. Dividends that are designated by a Fund as qualified dividend income are eligible for the reduced maximum rate to individuals of 15 percent (5 percent for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income and certain holding period requirements are met by you and by the Fund. The Diversified Conservative Income Fund and the Diversified Conservative Fund each expect to distribute primarily ordinary income distributions that will not constitute qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains (currently at a maximum rate of 15 percent). Each sale or exchange of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different Fund is treated the same as a sale.

Foreign tax credits, if any, received by a Fund as a result of an investment in an Underlying SEI Fund will not be passed through to you.

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More information about taxes is in the Funds’ SAI.

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class D Shares of each Fund. This information is intended to help you understand each Fund’s financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

The information for the years ended March 31, 2006 and 2007 have been audited by [         ], an independent registered public accounting firm. Their report, along with each Fund’s financial statements, appears in the annual report that accompanies the Funds’ SAI. The information for the periods presented through March 31, 2005 has been audited by the Funds’ previous independent auditors. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

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SEI ASSET ALLOCATION TRUST

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS ENDED MARCH 31,

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Securities		Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions
Diversified Conservative Income Fund
Class D
2007	$ X.XX	$ X.XX		$ X.XX		$ X.XX	$ (X.XX )	$ (X.XX )	$ (X.XX )
2006	11.01	0.22	*	0.28	*	0.50	(0.23)	(0.07)	(0.30)
2005	11.13	0.15	*	0.03	*	0.18	(0.18)	(0.12)	(0.30)
2004	10.20	0.14	*	1.00	*	1.14	(0.14)	(0.07)	(0.21)
2003	10.67	0.18		(0.41)		(0.23)	(0.20)	(0.04)	(0.24)
2002	10.88	0.26		(0.04)		0.22	(0.29)	(0.14)	(0.43)
Diversified Conservative Fund
Class D
2007	$ X.XX	$ X.XX		$ X.XX		$ X.XX	$ (X.XX )	$ (X.XX )	$ (X.XX )
2006	10.47	0.19	*	0.56	*	0.75	(0.20)	(0.06)	(0.26)
2005	10.46	0.16	*	0.15	*	0.31	(0.18)	(0.12)	(0.30)
2004	9.06	0.14	*	1.46	*	1.60	(0.13)	(0.07)	(0.20)
2003	9.66	0.14		(0.59)		(0.45)	(0.12)	(0.03)	(0.15)
2002	10.11	0.15		(0.14)		0.01	(0.16)	(0.30)	(0.46)
Diversified Global Moderate Growth Fund
Class D
2007	$ X.XX	$ X.XX		$ X.XX		$ X.XX	$ (X.XX )	$ (X.XX )	$ (X.XX )
2006	10.82	0.16	*	1.07	*	1.23	(0.15)	(0.05)	(0.20)
2005	11.00	0.14	*	0.40	*	0.54	(0.16)	(0.56)	(0.72)
2004	8.85	0.12	*	2.20	*	2.32	(0.11)	(0.06)	(0.17)
2003	10.27	0.13		(1.43)		(1.30)	(0.10)	(0.02)	(0.12)
2002	10.44	0.16		(0.05)		0.11	(0.13)	(0.15)	(0.28)
Diversified Moderate Growth Fund
Class D
2007	$ X.XX	$ X.XX		$ X.XX		$ X.XX	$ (X.XX )	$ (X.XX )	$ (X.XX )
2006	12.16	0.15	*	1.09	*	1.24	(0.15)	(0.01)	(0.16)

	Net Asset Value, End of Period	Total Return†		Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets**		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimburse- ment)**		Portfolio Turnover Rate
Diversified Conservative Income Fund
Class D
2007	$ X.XX	X.XX	%	$ X.XX	X.XX	%	X.XX	%	X.XX	%	XX	%
2006	11.21	4.53		8,453	1.12		2.02		1.36		41
2005	11.01	1.63		12,177	1.12		1.39		1.41		27
2004	11.13	11.25		13,747	1.12		1.26		1.36		23
2003	10.20	(2.17)		12,847	1.12		1.78		1.36		24
2002	10.67	2.11		12,094	1.12		2.45		1.38		40
Diversified Conservative Fund
Class D
2007	$ X.XX	X.XX	%	$ X.XX	X.XX	%	X.XX	%	X.XX	%	XX	%
2006	10.96	7.15		8,942	1.12		1.80		1.36		43
2005	10.47	2.96		9,062	1.12		1.53		1.41		18
2004	10.46	17.85		9,124	1.12		1.41		1.36		15
2003	9.06	(4.61)		8,053	1.12		1.39		1.37		40
2002	9.66	0.06		11,182	1.12		1.45		1.35		31
Diversified Global Moderate Growth Fund
Class D
2007	$ X.XX	X.XX	%	$ X.XX	X.XX	%	X.XX	%	X.XX	%	XX	%
2006	11.85	11.51		7,674	1.12		1.38		1.36		58
2005	10.82	4.96		8,347	1.12		1.29		1.41		24
2004	11.00	26.46		8,829	1.12		1.18		1.36		36
2003	8.85	(12.69)		4,969	1.12		1.16		1.37		123
2002	10.27	1.06		6,975	1.12		1.35		1.37		29
Diversified Moderate Growth Fund
Class D
2007	$ X.XX	X.XX	%	$ X.XX	X.XX	%	X.XX	%	X.XX	%	XX	%
2006	13.24	10.27		19,586	1.12		1.15		1.36		52

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	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Securities		Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions
2005	11.84	0.12	*	0.36	*	0.48	(0.12)	(0.04)	(0.16)
2004	9.63	0.10	*	2.26	*	2.36	(0.09)	(0.06)	(0.15)
2003	11.14	0.09		(1.49)		(1.40)	(0.08)	(0.03)	(0.11)
2002	11.68	0.10		(0.17)		(0.07)	(0.10)	(0.37)	(0.47)
Diversified Global Growth Fund
Class D
2007	$ X.XX	$ X.XX		$ X.XX		$ X.XX	$ (X.XX )	$ (X.XX )	$ (X.XX )
2006	11.93	0.08	*	1.66	*	1.74	(0.08)	(0.07)	(0.15)
2005	11.54	0.07	*	0.60	*	0.67	(0.08)	(0.20)	(0.28)
2004	8.73	0.05	*	2.84	*	2.89	(0.04)	(0.04)	(0.08)
2003	10.97	0.03		(2.23)		(2.20)	(0.03)	(0.01)	(0.04)
2002	11.41	0.03		(0.02)		0.01	(0.04)	(0.41)	(0.45)
Diversified Global Stock Fund
Class D
2007	$ X.XX	$ X.XX		$ X.XX		$ X.XX	$ (X.XX )	$ (X.XX )	$ (X.XX )
2006	10.57	(0.01	)*	1.86	*	1.85	(0.04)	(0.02)	(0.06)
2005	10.01	—	*	0.66	*	0.66	(0.06)	(0.04)	(0.10)
2004	7.17	(0.02	)*	2.88	*	2.86	(0.01)	(0.01)	(0.02)
2003	9.80	—		(2.63)		(2.63)	—	—	—
2002	10.25	(0.06)		(0.04)		(0.10)	—	(0.35)	(0.35)
Diversified U.S. Stock Fund
Class D
2007	$ X.XX	$ X.XX		$ X.XX		$ X.XX	$ (X.XX )	$ (X.XX )	$ (X.XX )
2006	12.73	(0.06	)*	1.96	*	1.90	—	(0.03)	(0.03)
2005	12.25	(0.03	)*	0.59	*	0.56	(0.02)	(0.06)	(0.08)
2004	9.04	(0.01	)*	3.23	*	3.22	—	(0.01)	(0.01)
2003	12.30	(0.07)		(3.19)		(3.26)	—	—	—
2002	12.80	(0.08)		0.09		0.01	—	(0.51)	(0.51)

	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets**		Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimburse- ment)**		Portfolio Turnover Rate
2005	12.16	4.08	18,569	1.12		1.03	1.40		18
2004	11.84	24.57	20,780	1.12		0.87	1.36		17
2003	9.63	(12.69)	21,649	1.12		0.78	1.38		30
2002	11.14	(0.64)	29,961	1.12		0.77	1.38		22
Diversified Global Growth Fund
Class D
2007	$ X.XX	X.XX %	$ X.XX	X.XX	%	X.XX %	X.XX	%	XX	%
2006	13.52	14.69	14,026	1.12		0.62	1.36		69
2005	11.93	5.76	13,309	1.12		0.63	1.40		16
2004	11.54	33.18	17,583	1.12		0.46	1.36		32
2003	8.73	(20.10)	16,932	1.12		0.30	1.38		68
2002	10.97	0.09	21,670	1.12		0.34	1.36		31
Diversified Global Stock Fund
Class D
2007	$ X.XX	X.XX %	$ X.XX	X.XX	%	X.XX %	X.XX	%	XX	%
2006	12.36	17.53	6,046	1.12		(0.10)	1.36		86
2005	10.57	6.57	6,920	1.12		0.05	1.41		19
2004	10.01	39.94	7,969	1.12		(0.21)	1.36		58
2003	7.17	(26.84)	5,767	1.12		(0.53)	1.38		149
2002	9.80	(1.06)	7,985	1.12		(0.60)	1.39		36
Diversified U.S. Stock Fund
Class D
2007	$ X.XX	X.XX %	$ X.XX	X.XX	%	X.XX %	X.XX	%	XX	%
2006	14.60	14.91	13,190	1.12		(0.43)	1.37		101
2005	12.73	4.57	12,676	1.12		(0.21)	1.41		11
2004	12.25	35.68	15,562	1.12		(0.11)	1.36		27
2003	9.04	(26.50)	20,137	1.12		(0.43)	1.38		14
2002	12.30	0.03	30,684	1.12		(0.54)	1.35		35

†                        Returns are for the period indicated and have not been annualized.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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*                      Per share calculations were performed using average shares.

**               The expense ratios do not include expenses of the underlying affiliated investment companies.

Amounts designated as “—” are $0 or have been rounded to $0.

63

SEI ASSET ALLOCATION TRUST

Investment Adviser

SEI Investments Management Corporation

One Freedom Valley Drive

Oaks, PA 19456

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius LLP

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated July 31, 2007 includes detailed information about SEI Asset Allocation Trust.

The SAI is on file with the SEC and is incorporated by reference into this prospectus.  This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Funds’ holdings and contain information from the Funds’ managers about Fund strategies and market conditions and trends and their impact on Fund performance.  The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

By Telephone:  Call 1-800-DIAL-SEI

By Mail:  Write to the Funds at:

One Freedom Valley Drive

Oaks, PA 19456

By Internet:  http://www.seic.com

64

From the SEC:  You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the SEI Asset Allocation Trust, from the EDGAR Database on the SEC’s website (“http://www.sec.gov”).  You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-551-8090).  You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.  You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

SEI Asset Allocation Trust’s Investment Company Act registration number is 811-07445.

65

SEI ASSET ALLOCATION TRUST

Class I Shares

PROSPECTUS

July 31, 2007

DIVERSIFIED CONSERVATIVE INCOME FUND

DIVERSIFIED CONSERVATIVE FUND

DIVERSIFIED GLOBAL MODERATE GROWTH FUND

DIVERSIFIED MODERATE GROWTH FUND

DIVERSIFIED GLOBAL GROWTH FUND

DIVERSIFIED GLOBAL STOCK FUND

DIVERSIFIED U.S. STOCK FUND

Investment Adviser:

SEI INVESTMENTS MANAGEMENT CORPORATION

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

1

About This Prospectus

SEI Asset Allocation Trust is a mutual fund family that offers shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies and are designed primarily for institutional investors and financial institutions and their clients. This prospectus gives you important information about the Class I Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about each Fund, please see:

2

Global Asset Allocation

Each Fund has its own distinct risk and reward characteristics, investment objective, policies and strategies. In addition to managing the Funds, SEI Investments Management Corporation (SIMC) constructs and maintains global asset allocation strategies for certain clients, and the Funds are designed in part to implement those strategies by investing in certain mutual funds (Underlying SEI Funds), each of which is managed by SIMC. The degree to which an investor’s Fund is invested in the particular market segments and/or asset classes represented by the Underlying SEI Funds varies, as does the investment risk/return potential represented by each Fund. Some Funds may have extremely volatile returns. Because of the historical lack of correlation among various asset classes, an investment in a portfolio of Funds representing a range of asset classes as part of an asset allocation strategy may reduce the strategy’s overall level of volatility. As a result, a global asset allocation strategy may reduce risk.

In managing the Funds, SIMC focuses on four key principles: asset allocation, portfolio structure, the use of managers and continuous portfolio management. Asset allocation across appropriate asset classes (i.e., the Underlying SEI Funds) is the central theme of SIMC’s investment philosophy. SIMC then oversees a network of managers who invest the assets of the Underlying SEI Funds in distinct segments of the market or class represented by each Underlying SEI Fund. These managers adhere to distinct investment disciplines, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes. Finally, SIMC regularly rebalances to ensure that the appropriate mix of assets is constantly in place, and constantly monitors and evaluates managers for the Underlying SEI Funds to ensure that they do not deviate from their stated investment philosophy or process.

3

Risk/Return Information Common to the Funds

Each Fund is a mutual fund. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund’s assets are managed under the direction of SIMC, who manages the Fund’s assets in a way that it believes will help each Fund achieve its goal. In order to achieve its investment objective, SIMC allocates each Fund’s assets among certain Underlying SEI Funds. These Underlying SEI Funds are separately-managed series of the following investment companies: SEI Institutional Managed Trust (SIMT) and SEI Institutional International Trust (SIT). Each Underlying SEI Fund invests primarily in domestic or foreign equity securities, fixed income securities or money market instruments. The assets of each Fund are allocated among Underlying SEI Funds in accordance with its investment objective. These Underlying SEI Funds, in turn, invest directly in securities in accordance with their own varying investment objectives and policies. SIMC may change the allocations to the particular asset classes represented by the Underlying SEI Funds when it deems it appropriate.

Still, investing in the Funds involves risk, and there is no guarantee that a Fund will achieve its goal. SIMC’s judgments about the markets or the economy and its decisions about investing in Underlying SEI Funds may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job SIMC does, you could lose money on your investment in the Funds, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in a Fund is based on the market prices of the Underlying SEI Funds and, in turn, the securities that the Underlying SEI Funds hold. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities an Underlying SEI Fund owns and the markets in which those securities trade. The estimated level of volatility for each Fund is set forth in the Fund Summaries that follow. The effect on an Underlying SEI Fund of a change in the value of a single security will depend on how widely the Underlying SEI Fund diversifies its holdings.

4

DIVERSIFIED CONSERVATIVE INCOME FUND

Fund Summary

Investment Goal:	Current income and an opportunity for capital appreciation through limited participation in the domestic equity markets

Share Price Volatility:	Low to medium

Principal Investment Strategy:	Investing in a combination of Underlying SEI Funds that invest primarily in investment grade U.S. fixed income securities and, to a lesser extent, in U.S. common stocks

Investment Strategy

The Diversified Conservative Income Fund invests in Underlying SEI Funds.  The Underlying SEI Funds invest, in turn, in securities in specific asset classes.  Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.  The Fund is appropriate for investors seeking shorter-term investments of 2 to 5 years.

At least 50% of the Fund’s assets will be invested in an Underlying SEI Fund that invests primarily in investment grade U.S. fixed income securities, including mortgage-backed securities, to provide current income. Under normal conditions, this portion of the Fund’s assets is allocated to the SIMT Core Fixed Income Fund, which invests primarily in U.S. investment grade bonds with maturities of 30 years or less. The Fund may also invest in Underlying SEI Funds that, in turn, invest in below investment grade bonds (junk bonds) and non-dollar securities.

A moderate allocation to an Underlying SEI Fund that focuses on money markets provides liquidity and current income, which will fluctuate with the general level of short-term interest rates.

The Fund will also invest in Underlying SEI Funds that invest primarily in U.S. common stocks. This investment provides exposure to distinct styles of equity fund management thus lowering the risks associated with any one particular management style. While the equity component of the Fund emphasizes Underlying SEI Funds that focus on large cap securities, this Fund will also invest in Underlying SEI Funds that focus on small cap securities allowing for diversification and enhanced returns over the longer term.

SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

Fund/Asset Class	Investment Range (Percentage of the Fund’s Assets)

Equity SIMT Large Cap Growth Fund SIMT Large Cap Value Fund SIMT Large Cap Diversified Alpha Fund SIMT Small/Mid Cap Diversified Alpha Fund SIMT Small Cap Growth Fund	10-50%

5

SIMT Small Cap Value Fund

Fixed Income SIMT Core Fixed Income Fund	50-65%

Money Market SLAT Prime Obligation Fund	0-30%

What are the Risks of Investing in the Fund?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund’s assets among them. The prices of an Underlying SEI Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, an Underlying SEI Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Short sales are transactions in which an Underlying SEI Fund sells a security it does not own.  To complete a short sale, an Underlying SEI Fund must borrow the security to deliver to the buyer.  An Underlying SEI Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by an Underlying SEI Fund and the Underlying SEI Fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Underlying SEI Fund replaces the borrowed security.

The Fund is also subject to the risk that SIMC’s decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully. For example, weighting Underlying SEI Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying SEI Funds that invest in fixed income securities during a period of stock market appreciation may result in lower total return. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

6

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Class I Shares from year to year for ten years. However, the Fund’s Class I Shares commenced operations on June 28, 2002. Therefore, performance for the periods prior to June 28, 2002 is calculated using the performance of the Fund’s Class A Shares, adjusted for the higher expenses of the Class I Shares. The performance information shown is based on full calendar years.

1997	X.XX%
1998	X.XX%
1999	X.XX%
2000	X.XX%
2001	X.XX%
2002	X.XX%
2003	X.XX%
2004	X.XX%
2005	X.XX%
2006	X.XX%

Best Quarter:	Worst Quarter:
X.XX%	X.XX%
(MM/DD/YY)	(MM/DD/YY)

The Fund’s Class I total return from January 1, 2007 to June 30, 2007 was X.XX%.

This table compares the Fund’s average annual total returns for Class I Shares for the periods ended December 31, 2006 to those of the Lehman Aggregate Bond Index and the Fund’s Blended Benchmark.**** However, as noted above, the Fund’s Class I Shares commenced operations on June 28, 2002. Therefore, the Fund’s average annual total returns for the period prior to that time are based on the average annual total returns of the Class A Shares, adjusted for the higher expenses of the Class I Shares.

Diversified Conservative Income Fund - Class I	1 Year		5 Years		10 Years		Since Inception*
Fund Return Before Taxes	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Fund Return After Taxes on Distributions**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Fund Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Lehman Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%	X.XX	%	X.XX	%
The Fund’s 25/55/20 Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)****	X.XX	%	X.XX	%	X.XX	%	X.XX	%

*                      The inception date of the Fund’s Class I Shares is June 28, 2002.  Index returns shown from June 30, 1996.

**               After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

7

***        An index measures the market prices of a specific group of securities in a particular market or securities in a market sector.  You cannot invest directly in an index.  Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses.  If an index had expenses, its performance would be lower.  The Lehman Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Government obligations, corporate debt securities and AAA rated mortgage-backed securities.  All securities in the index are rated investment grade (BBB-) or higher, with maturities of at least one year.

****The Fund’s 25/55/20 Blended Benchmark consists of the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index), Lehman Aggregate Bond Index and Merrill Lynch 3-Month U.S. Treasury Bill Index. The Fund’s Blended Benchmark is a secondary index used to track the broad range of allocations the Fund makes to the Underlying SEI Funds, while each of the S&P 500 Index, Lehman Aggregate Bond Index and Merrill Lynch 3-Month U.S. Treasury Bill Index only track one specific allocation of the Fund. The Fund’s Blended Benchmark is designed to reflect a more accurate comparison to the Fund’s performance.

8

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (Expenses deducted from Fund assets)	Class I Shares
Investment Advisory Fees	X.XX	%
Distribution (12b-1) Fees	X.XX	%
Other Expenses	X.XX	%
Acquired Fund Fees and Expenses	X.XX	%*
Total Annual Fund Operating Expenses	X.XX	%**

*              This amount reflects the estimated amount of expenses borne indirectly by the Fund as a result of its investments in the Underlying SEI Funds. Underlying Fund Expenses are estimated based upon the Fund’s investments in the Underlying SEI Funds, other than the SIMT Large Cap Diversified Alpha Fund, as of March 31, 2007 and the total net operating expenses (after any fee waivers and/or fee reimbursements) for each Underlying SEI Fund, other than the SIMT Large Cap Diversified Alpha Fund, for the most recently completed fiscal year.  The portion of the Underlying Fund Expenses attributable to the SIMT Large Cap Diversified Alpha Fund is calculated based on estimates of the Fund’s investments in the SIMT Large Cap Diversified Alpha Fund and the estimated total net operating expenses of the SIMT Large Cap Diversified Alpha Fund (after any fee waivers and/or fee reimbursements) for its current fiscal year. Actual Underlying SEI Fund expenses indirectly borne by the Fund will vary with changes in the allocation of the Fund’s assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds. For additional information on the total operating expenses of each Underlying SEI Fund, please see “Information About the Underlying SEI Funds.”

**           The Fund’s total actual annual fund operating expenses (which reflect the estimated amount of expenses borne indirectly by the Fund as a result of its investment in the Underlying SEI Funds) for the current fiscal year were less than the amount shown above because the Adviser, the Fund’s administrator and/or the Fund’s distributor each waived a portion of the fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level.  The Adviser, the Fund’s administrator and/or the Fund’s distributor may discontinue all or part of these waivers at any time.  With these fee waivers, the Fund’s actual total operating expenses were as follows:

Diversified Conservative Income Fund – Class I Shares	X.XX	%

For more information about these fees, see “Investment Adviser.”

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund’s fees are equal to the “Total Annual Fund Operating Expenses” figure in the table above. Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Diversified Conservative Income Fund – Class I Shares	$	XXX	$	XXX	$	XXX	$	XXX

9

DIVERSIFIED CONSERVATIVE FUND

Fund Summary

Investment Goal:	Current income and an opportunity for capital appreciation through limited participation in the domestic and international equity markets

Share Price Volatility:	Medium

Principal Investment Strategy:	Investing in a combination of Underlying SEI Funds that invest primarily in investment grade U.S. and foreign fixed income securities and, to a lesser extent, in common stocks

Investment Strategy

The Diversified Conservative Fund invests in Underlying SEI Funds.  The Underlying SEI Funds invest, in turn, in securities in specific asset classes.  Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC. The Fund is appropriate for investors seeking intermediate-term investments of 4 to 12 years.

At least 50% of the Fund’s assets will be invested in Underlying SEI Funds that invest primarily in investment grade U.S. and foreign fixed income securities, including asset- and mortgage-backed securities.  In so doing, the Fund invests in Underlying SEI Funds that primarily focus on U.S. investment grade bonds with maturities of 30 years or less. The Fund may also invest in Underlying SEI Funds that, in turn, invest in junk bonds and non-dollar securities.

The Fund will also invest in Underlying SEI Funds that invest primarily in U.S. and foreign common stocks.  The Fund’s moderate allocations to Underlying SEI Funds that focus on U.S. equity securities includes investments in both Underlying SEI Funds that focus on large cap securities and Underlying SEI Funds that focus on small cap securities, and provides exposure to distinct styles of equity fund management to lower the risks associated with any one particular management style.

The Fund will also invest in an Underlying SEI Fund that focuses on international stock securities in order to provide additional diversification. The remainder of the Fund is allocated to an Underlying SEI Fund that focuses on money markets, providing liquidity and facilitation of transactions.

SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

Fund/Asset Class	Investment Range (Percentage of the Fund’s Assets)

Equity SIMT Large Cap Growth Fund SIMT Large Cap Value Fund SIMT Large Cap Diversified Alpha Fund SIMT Small/Mid Cap Diversified Alpha Fund SIMT Small Cap Growth Fund SIMT Small Cap Value Fund	15-50%

10

SIT International Equity Fund

Fixed Income SIMT Core Fixed Income Fund SIT International Fixed Income Fund	50-80%

Money Market SLAT Prime Obligation Fund	0-30%

What are the Risks of Investing in the Fund?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund’s assets among them. The prices of an Underlying SEI Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, an Underlying SEI Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund’s investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Short sales are transactions in which an Underlying SEI Fund sells a security it does not own.  To complete a short sale, an Underlying SEI Fund must borrow the security to deliver to the buyer.  An Underlying SEI Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by an Underlying SEI Fund and the Underlying SEI Fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Underlying SEI Fund replaces the borrowed security.

The Fund is also subject to the risk that SIMC’s decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully. For example, weighting Underlying SEI Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying SEI Funds that invest in fixed income securities during a period of stock market appreciation may result in lower total return. Of course, the risks

11

associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

12

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Class I Shares from year to year for ten years. However, the Fund’s Class I Shares commenced operations on June 28, 2002. Therefore, performance for the periods prior to June 28, 2002 is calculated using the performance of the Fund’s Class A Shares, adjusted for the higher expenses of the Class I Shares. The performance information shown is based on full calendar years.

1997	X.XX%
1998	X.XX%
1999	X.XX%
2000	X.XX%
2001	X.XX%
2002	X.XX%
2003	X.XX%
2004	X.XX%
2005	X.XX%
2006	X.XX%

Best Quarter:	Worst Quarter:
X.XX%	X.XX%
(MM/DD/YY)	(MM/DD/YY)

The Fund’s Class I total return from January 1, 2007 to June 30, 2007 was X.XX%.

This table compares the Fund’s average annual total returns for Class I Shares for the periods ended December 31, 2006 to those of the Lehman Aggregate Bond Index and the Fund’s Blended Benchmark.**** However, as noted above, the Fund’s Class I Shares commenced operations on June 28, 2002. Therefore, the Fund’s average annual total returns for the period prior to that time are based on the average annual total returns of the Class A Shares, adjusted for the higher expenses of the Class I Shares.

Diversified Conservative Fund — Class I	1 Year		5 Years		10 Years		Since Inception*
Fund Return Before Taxes	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Fund Return After Taxes on Distributions**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Fund Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Lehman Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%	X.XX	%	X.XX	%
The Fund’s 32/8/60 Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)****	X.XX	%	X.XX	%	X.XX	%	X.XX	%

*                      The inception date of the Fund’s Class I Shares is June 28, 2002.  Index returns shown from June 30, 1996.

**               After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***        An index measures the market prices of a specific group of securities in a particular market or securities in a market sector.  You cannot invest directly in an index.  Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses.  If an index had expenses, its performance would be lower. The Lehman Aggregate

13

Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Government obligations, corporate debt securities and AAA rated mortgage-backed securities.  All securities in the index are rated investment grade (BBB-) or higher, with maturities of at least one year.

****The Fund’s 32/8/60 Blended Benchmark consists of the S&P 500 Index, Morgan Stanley Capital International (MSCI) EAFE Index and Lehman Aggregate Bond Index. The Fund’s Blended Benchmark is a secondary index used to track the broad range of allocations the Fund makes to the Underlying SEI Funds, while each of the S&P 500 Index, Morgan Stanley Capital International (MSCI) EAFE Index and Lehman Aggregate Bond Index only track one specific allocation of the Fund. The Fund’s Blended Benchmark is designed to reflect a more accurate comparison to the Fund’s performance.

14

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (Expenses deducted from Fund assets)	Class I Shares
Investment Advisory Fees	X.XX	%
Distribution (12b-1) Fees	X.XX	%
Other Expenses	X.XX	%
Acquired Fund Fees and Expenses	X.XX	%*
Total Annual Fund Operating Expenses	X.XX	%**

*              This amount reflects the estimated amount of expenses borne indirectly by the Fund as a result of its investments in the Underlying SEI Funds. Underlying Fund Expenses are estimated based upon the Fund’s investments in the Underlying SEI Funds, other than the SIMT Large Cap Diversified Alpha Fund, as of March 31, 2007 and the total net operating expenses (after any fee waivers and/or fee reimbursements) for each Underlying SEI Fund, other than the SIMT Large Cap Diversified Alpha Fund, for the most recently completed fiscal year.  The portion of the Underlying Fund Expenses attributable to the SIMT Large Cap Diversified Alpha Fund is calculated based on estimates of the Fund’s investments in the SIMT Large Cap Diversified Alpha Fund and the estimated total net operating expenses of the SIMT Large Cap Diversified Alpha Fund (after any fee waivers and/or fee reimbursements) for its current fiscal year. Actual Underlying SEI Fund expenses indirectly borne by the Fund will vary with changes in the allocation of the Fund’s assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds. For additional information on the total operating expenses of each Underlying SEI Fund, please see “Information About the Underlying SEI Funds.”

**           The Fund’s total actual annual fund operating expenses (which reflect the estimated amount of expenses borne indirectly by the Fund as a result of its investment in the Underlying SEI Funds) for the current fiscal year were less than the amount shown above because the Adviser,  the Fund’s administrator and/or the Fund’s distributor each waived a portion of the fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level.  The Adviser, the Fund’s administrator and/or the Fund’s distributor may discontinue all or part of these waivers at any time.  With these fee waivers, the Fund’s actual total operating expenses were as follows:

Diversified Conservative Fund – Class I Shares	X.XX	%

For more information about these fees, see “Investment Adviser.”

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund’s fees are equal to the “Total Annual Fund Operating Expenses” figure in the table above. Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Diversified Conservative Fund – Class I Shares	$	XXX	$	XXX	$	XXX	$	XXX

15

DIVERSIFIED GLOBAL MODERATE GROWTH FUND

Fund Summary

Investment Goal:	Long-term capital appreciation through participation in the domestic and global equity markets with a limited level of current income

Share Price Volatility:	Medium

Principal Investment Strategy:	Investing in a combination of Underlying SEI Funds that invest primarily in U.S. and foreign common stocks and investment grade fixed income securities

Investment Strategy

The Diversified Global Moderate Growth Fund invests in Underlying SEI Funds.  The Underlying SEI Funds invest, in turn, in securities in specific asset classes.  Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC. The Fund is appropriate for investors seeking an intermediate-term investment of 5 to 15 years.

At least 30% of the Fund’s assets will be invested in Underlying SEI Funds that invest primarily in U.S. and foreign common stocks and other equity securities, including securities of emerging market issuers, to provide the opportunity for long-term capital appreciation. The Fund’s moderate allocations to Underlying SEI Funds that focus on U.S. equity securities includes investments in both Underlying SEI Funds that focus on large cap securities and Underlying SEI Funds that focus on small cap securities, and provides exposure to distinct styles of equity fund management to lower the risks inherent in any one particular management style. The Fund’s investment in Underlying SEI Funds that focus on small cap securities provides additional diversification and enhanced returns over the longer term. The Fund’s investment in equity securities is further diversified through Underlying SEI Funds that focus on international and emerging markets.

The Fund will also invest at least 25% of its assets in Underlying SEI Funds that invest primarily in investment grade U.S. and foreign fixed income securities, including mortgage-backed securities and emerging market debt securities.  In so doing, the Fund will invest in Underlying SEI Funds that primarily focus on U.S. investment grade bonds with maturities of 30 years or less. The Fund will also invest in an Underlying SEI Fund that focuses on high yield bonds thus providing added diversification and opportunity for enhanced return. The Fund may also invest in Underlying SEI Funds that focus on the international fixed income markets and the emerging country debt markets. The remainder of the Fund is allocated to an Underlying SEI Fund that focuses on money markets, providing liquidity and facilitating transactions.

SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

Fund/Asset Class	Investment Range (Percentage of the Fund’s Assets)

Equity SIMT Large Cap Growth Fund SIMT Large Cap Value Fund	30-75%

16

SIMT Large Cap Diversified Alpha Fund SIMT Small/Mid Cap Diversified Alpha Fund SIMT Small Cap Growth Fund SIMT Small Cap Value Fund SIT International Equity Fund SIT Emerging Markets Equity Fund

Fixed Income SIMT Core Fixed Income Fund SIMT High Yield Bond Fund SIT International Fixed Income Fund SIT Emerging Markets Debt Fund	25-70%

Money Market SLAT Prime Obligation Fund	0-30%

What are the Risks of Investing in the Fund?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund’s assets among them. Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund’s investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an Underlying SEI Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The prices of an Underlying SEI Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, an Underlying SEI Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally

17

more volatile, so the average maturity or duration of these securities affects risk.

Short sales are transactions in which an Underlying SEI Fund sells a security it does not own.  To complete a short sale, an Underlying SEI Fund must borrow the security to deliver to the buyer.  An Underlying SEI Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by an Underlying SEI Fund and the Underlying SEI Fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Underlying SEI Fund replaces the borrowed security.

The Fund is also subject to the risk that SIMC’s decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully. For example, weighting Underlying SEI Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying SEI Funds that invest in fixed income securities during a period of stock market appreciation may result in lower total return. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

18

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Class I Shares from year to year for ten years. However, the Fund’s Class I Shares commenced operations on June 28, 2002. Therefore, performance for the periods prior to June 28, 2002 is calculated using the performance of the Fund’s Class A Shares, adjusted for the higher expenses of the Class I Shares. The performance information shown is based on full calendar years.

1997	X.XX%
1998	X.XX%
1999	X.XX%
2000	X.XX%
2001	X.XX%
2002	X.XX%
2003	X.XX%
2004	X.XX%
2005	X.XX%
2006	X.XX%

Best Quarter:	Worst Quarter:
X.XX%	X.XX%
(MM/DD/YY)	(MM/DD/YY)

The Fund’s Class I total return from January 1, 2007 to June 30, 2007 was X.XX%.

This table compares the Fund’s average annual total returns for Class I Shares for the periods ended December 31, 2006 to those of the Lehman Aggregate Bond Index and the Fund’s Blended Benchmark.**** However, as noted above, the Fund’s Class I Shares commenced operations on June 28, 2002. Therefore, the Fund’s average annual total returns for the period prior to that time are based on the average annual total returns of the Class A Shares, adjusted for the higher expenses of the Class I Shares.

Diversified Global Moderate Growth Fund – Class I	1 Year		5 Years		10 Years		Since Inception*
Fund Return Before Taxes	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Fund Return After Taxes on Distributions**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Fund Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Lehman Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%	X.XX	%	X.XX	%
The Fund’s 45/15/40 Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)****	X.XX	%	X.XX	%	X.XX	%	X.XX	%

*                      The inception date of the Fund’s Class I Shares is June 28, 2002.  Index returns shown from December 31, 1996.

**               After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***        An index measures the market prices of a specific group of securities in a particular market or securities in a market sector.  You cannot invest directly in an index.  Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses.  If an index had expenses, its performance would be lower. The Lehman Aggregate

19

Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Government obligations, corporate debt securities and AAA rated mortgage-backed securities.  All securities in the index are rated investment grade (BBB-) or higher, with maturities of at least one year.

****The Fund’s 45/15/40 Blended Benchmark consists of the S&P 500 Index, Morgan Stanley Capital International (MSCI) EAFE Index and Lehman Aggregate Bond Index. The Fund’s Blended Benchmark is a secondary index used to track the broad range of allocations the Fund makes to the Underlying SEI Funds, while each of the S&P 500 Index, Morgan Stanley Capital International (MSCI) EAFE Index and Lehman Aggregate Bond Index only track one specific allocation to the Fund. The Fund’s Blended Benchmark is designed to reflect a more accurate comparison to the Fund’s performance.

20

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (Expenses deducted from Fund assets)	Class I Shares
Investment Advisory Fees	X.XX	%
Distribution (12b-1) Fees	X.XX	%
Other Expenses	X.XX	%
Acquired Fund Fees and Expenses	X.XX	%*
Total Annual Fund Operating Expenses	X.XX	%**

*                                         This amount reflects the estimated amount of expenses borne indirectly by the Fund as a result of its investments in the Underlying SEI Funds. Underlying Fund Expenses are estimated based upon the Fund’s investments in the Underlying SEI Funds, other than the SIMT Large Cap Diversified Alpha Fund, as of March 31, 2007 and the total net operating expenses (after any fee waivers and/or fee reimbursements) for each Underlying SEI Fund, other than the SIMT Large Cap Diversified Alpha Fund, for the most recently completed fiscal year.  The portion of the Underlying Fund Expenses attributable to the SIMT Large Cap Diversified Alpha Fund is calculated based on estimates of the Fund’s investments in the SIMT Large Cap Diversified Alpha Fund and the estimated total net operating expenses of the SIMT Large Cap Diversified Alpha Fund (after any fee waivers and/or fee reimbursements) for its current fiscal year. Actual Underlying SEI Fund expenses indirectly borne by the Fund will vary with changes in the allocation of the Fund’s assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds. For additional information on the total operating expenses of each Underlying SEI Fund, please see “Information About the Underlying SEI Funds.”

**                                  The Fund’s total actual annual fund operating expenses (which reflect the estimated amount of expenses borne indirectly by the Fund as a result of its investment in the Underlying SEI Funds) for the current fiscal year were less than the amount shown above because the Adviser, the Fund’s administrator and/or the Fund’s distributor each waived a portion of the fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level.  The Adviser, the Fund’s administrator and/or the Fund’s distributor may discontinue all or part of these waivers at any time.  With these fee waivers, the Fund’s actual total operating expenses were as follows:

Diversified Global Moderate Growth Fund – Class I Shares	X.XX%

For more information about these fees, see “Investment Adviser.”

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund’s fees are equal to the “Total Annual Fund Operating Expenses” figure in the table above. Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Diversified Global Moderate Growth Fund – Class I Shares	$	XXX	$	XXX	$	XXX	$	XXX

21

DIVERSIFIED MODERATE GROWTH FUND

Fund Summary

Investment Goal:	Long-term capital appreciation with a limited level of current income

Share Price Volatility:	Medium

Principal Investment Strategy:	Investing in a combination of Underlying SEI Funds that invest primarily in U.S. and foreign common stocks and investment grade fixed income securities

Investment Strategy

The Diversified Moderate Growth Fund invests in Underlying SEI Funds.  The Underlying SEI Funds invest, in turn, in securities in specific asset classes.  Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.  The Fund is appropriate for investors seeking an intermediate-term investment of 5 to 15 years.

At least 30% of the Fund’s assets will be invested in Underlying SEI Funds that invest primarily in U.S. and foreign common stocks and other equity securities, which provides the opportunity for long-term capital appreciation.  The Fund’s allocation to Underlying SEI Funds that focus on U.S. equity securities includes investments in both Underlying SEI Funds that focus on large cap securities and Underlying SEI Funds that focus on small cap securities, and provides exposure to distinct styles of equity fund management to lower the risks inherent in any one particular management style. The Fund’s investment in Underlying SEI Funds that focus on small cap securities provides additional diversification and enhanced returns over the longer term. In addition, under normal conditions, a portion of the Fund is allocated to an Underlying SEI Fund that focuses on non-U.S. equity securities which provides further diversification and enhanced returns over the longer term.

The Fund will also invest at least 30% of its assets in Underlying SEI Funds that invest primarily in investment grade U.S. and foreign fixed income securities, including mortgage-backed securities.  Under normal conditions, a sizeable portion of the Fund is invested in the SIMT Core Fixed Income Fund to provide current income and a moderating effect on the volatility of returns. The Fund may also invest in an Underlying SEI Fund that focuses on the international fixed income markets. The remainder of the Fund is allocated to an Underlying SEI Fund that focuses on money markets, providing liquidity and facilitating transactions.

SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

Fund/Asset Class	Investment Range (Percentage of the Fund’s Assets)

Equity SIMT Large Cap Growth Fund SIMT Large Cap Value Fund SIMT Large Cap Diversified Alpha Fund SIMT Small/Mid Cap Diversified Alpha Fund	30-70%

22

SIMT Small Cap Growth Fund SIMT Small Cap Value Fund SIT International Equity Fund

Fixed Income SIMT Core Fixed Income Fund SIT International Fixed Income Fund	30-60%

Money Market SLAT Prime Obligation Fund	0-30%

What are the Risks of Investing in the Fund?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund’s assets among them. Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund’s investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

The prices of an Underlying SEI Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, an Underlying SEI Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Short sales are transactions in which an Underlying SEI Fund sells a security it does not own.  To complete a short sale, an Underlying SEI Fund must borrow the security to deliver to the buyer.  An Underlying SEI Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by an Underlying SEI Fund and the Underlying SEI Fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Underlying SEI Fund replaces the borrowed security.

The Fund is also subject to the risk that SIMC’s decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully. For example, weighting Underlying SEI Funds that

23

invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying SEI Funds that invest in fixed income securities during a period of stock market appreciation may result in lower total return. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

24

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Class I Shares from year to year for ten years. However, the Fund’s Class I Shares commenced operations on June 28, 2002. Therefore, performance for the periods prior to June 28, 2002 is calculated using the performance of the Fund’s Class A Shares, adjusted for the higher expenses of the Class I Shares. The performance information shown is based on full calendar years.

1997	X.XX%
1998	X.XX%
1999	X.XX%
2000	X.XX%
2001	X.XX%
2002	X.XX%
2003	X.XX%
2004	X.XX%
2005	X.XX%
2006	X.XX%

Best Quarter:	Worst Quarter:
X.XX%	X.XX%
(MM/DD/YY)	(MM/DD/YY)

The Fund’s Class I total return from January 1, 2007 to June 30, 2007 was X.XX%.

This table compares the Fund’s average annual total returns for Class I Shares for the periods ended December 31, 2006 to those of the Lehman Aggregate Bond Index and the Fund’s Blended Benchmark.**** However, as noted above, the Fund’s Class I Shares commenced operations on June 28, 2002. Therefore, the Fund’s average annual total returns for the period prior to that time are based on the average annual total returns of the Class A Shares, adjusted for the higher expenses of the Class I Shares.

Diversified Moderate Growth Fund – Class I	1 Year		5 Years		10 Years		Since Inception*
Fund Return Before Taxes	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Fund Return After Taxes on Distributions**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Fund Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Lehman Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%	X.XX	%	X.XX	%
The Fund’s 48/12/40 Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)****	X.XX	%	X.XX	%	X.XX	%	X.XX	%

*                      The inception date of the Fund’s Class I Shares is June 28, 2002.  Index returns shown from June 30, 1996.

**               After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

25

***        An index measures the market prices of a specific group of securities in a particular market or securities in a market sector.  You cannot invest directly in an index.  Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses.  If an index had expenses, its performance would be lower.  The Lehman Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Government obligations, corporate debt securities and AAA rated mortgage-backed securities.  All securities in the index are rated investment grade (BBB-) or higher, with maturities of at least one year.

****The Fund’s 48/12/40 Blended Benchmark consists of the S&P 500 Index, Morgan Stanley Capital International (MSCI) EAFE Index and Lehman Aggregate Bond Index. The Fund’s Blended Benchmark is a secondary index used to track the broad range of allocations the Fund makes to the Underlying SEI Funds, while each of the S&P 500 Index, Morgan Stanley Capital International (MSCI) EAFE Index and Lehman Aggregate Bond Index only track one specific allocation of the Fund. The Fund’s Blended Benchmark is designed to reflect a more accurate comparison to the Fund’s performance.

26

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (Expenses deducted from Fund assets)	Class I Shares
Investment Advisory Fees	X.XX	%
Distribution (12b-1) Fees	X.XX	%
Other Expenses	X.XX	%
Acquired Fund Fees and Expenses	X.XX	%*
Total Annual Fund Operating Expenses	X.XX	%**

*              This amount reflects the estimated amount of expenses borne indirectly by the Fund as a result of its investments in the Underlying SEI Funds. Underlying Fund Expenses are estimated based upon the Fund’s investments in the Underlying SEI Funds, other than the SIMT Large Cap Diversified Alpha Fund, as of March 31, 2007 and the total net operating expenses (after any fee waivers and/or fee reimbursements) for each Underlying SEI Fund, other than the SIMT Large Cap Diversified Alpha Fund, for the most recently completed fiscal year.  The portion of the Underlying Fund Expenses attributable to the SIMT Large Cap Diversified Alpha Fund is calculated based on estimates of the Fund’s investments in the SIMT Large Cap Diversified Alpha Fund and the estimated total net operating expenses of the SIMT Large Cap Diversified Alpha Fund (after any fee waivers and/or fee reimbursements) for its current fiscal year. Actual Underlying SEI Fund expenses indirectly borne by the Fund will vary with changes in the allocation of the Fund’s assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds. For additional information on the total operating expenses of each Underlying SEI Fund, please see “Information About the Underlying SEI Funds.”

**           The Fund’s total actual annual fund operating expenses (which reflect the estimated amount of expenses borne indirectly by the Fund as a result of its investment in the Underlying SEI Funds) for the current fiscal year were less than the amount shown above because the Adviser, the Fund’s administrator and/or the Fund’s distributor each waived a portion of the fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level.  The Adviser, the Fund’s administrator and/or the Fund’s distributor may discontinue all or part of these waivers at any time.  With these fee waivers, the Fund’s actual total operating expenses were as follows:

Diversified Moderate Growth Fund – Class I Shares	X.XX%

For more information about these fees, see “Investment Adviser.”

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund’s fees are equal to the “Total Annual Fund Operating Expenses” figure in the table above. Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Diversified Moderate Growth Fund – Class I Shares	$	XXX	$	XXX	$	XXX	$	XXX

27

DIVERSIFIED GLOBAL GROWTH FUND

Fund Summary

Investment Goal:	Long-term capital appreciation

Share Price Volatility:	Medium to high

Principal Investment Strategy:	Investing in a combination of Underlying SEI Funds that invest primarily in U.S. and foreign common stocks and fixed income securities

Investment Strategy

The Diversified Global Growth Fund invests in Underlying SEI Funds.  The Underlying SEI Funds invest, in turn, in securities in specific asset classes.  Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.  The Fund is appropriate for investors with a longer time horizon of 10 to 20 years.

At least 45% of the Fund’s assets will be invested in Underlying SEI Funds that invest primarily in U.S. and foreign common stocks and other equity securities, including securities of emerging market issuers.  The domestic equity portion of the Fund invests in Underlying SEI Funds that primarily focus on large and some small cap securities, and provides exposure to distinct styles of equity fund management to lower the risks inherent in any one particular management style. Diversification is further enhanced through exposure to Underlying SEI Funds that focus on international and emerging markets.

The Fund will also invest at least 5% of its assets in Underlying SEI Funds that invest primarily in U.S. and foreign fixed income securities, including mortgage-backed securities and emerging market debt securities.  The fixed income portion of the Fund invests in Underlying SEI Funds that primarily focus on investment grade bonds with maturities of 30 years or less. Additionally, exposure to an Underlying SEI Fund that focuses on high yield bonds provides added diversification and opportunity for enhanced return. The Fund may also invest in Underlying SEI Funds that focus on international fixed income markets and the emerging country debt markets. The remainder of the Fund is allocated to an Underlying SEI Fund that focuses on money market funds, providing liquidity and facilitating transactions.

SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

Fund/Asset Class	Investment Range (Percentage of the Fund’s Assets)

Equity
SIMT Large Cap Growth Fund
SIMT Large Cap Value Fund
SIMT Large Cap Diversified Alpha Fund
SIMT Small/Mid Cap Diversified Alpha Fund
SIMT Small Cap Growth Fund
SIMT Small Cap Value Fund
SIT International Equity Fund
SIT Emerging Markets Equity Fund

45-95%

28

Fixed Income SIMT Core Fixed Income Fund SIMT High Yield Bond Fund SIT International Fixed Income Fund SIT Emerging Markets Debt Fund	5-50%

Money Market SLAT Prime Obligation Fund	0-30%

What are the Risks of Investing in the Fund?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund’s assets among them. Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund’s investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an Underlying SEI Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The prices of an Underlying SEI Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, an Underlying SEI Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Short sales are transactions in which an Underlying SEI Fund sells a security it does not own.  To complete a short sale, an Underlying SEI Fund must borrow the security to deliver to the buyer.  An Underlying SEI Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by an Underlying SEI Fund and the Underlying SEI Fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Underlying SEI Fund

29

replaces the borrowed security.

The Fund is also subject to the risk that SIMC’s decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully. For example, weighting Underlying SEI Funds that invest in common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in Underlying SEI Funds that invest in fixed income securities during a period of stock market appreciation may result in lower total return. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

30

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Class I Shares from year to year for ten years. However, the Fund’s Class I Shares commenced operations on July 31, 2002. Therefore, performance for the periods prior to July 31, 2002 is calculated using the performance of the Fund’s Class A Shares, adjusted for the higher expenses of the Class I Shares. The performance information shown is based on full calendar years.

1997	X.XX%
1998	X.XX%
1999	X.XX%
2000	X.XX%
2001	X.XX%
2002	X.XX%
2003	X.XX%
2004	X.XX%
2005	X.XX%
2006	X.XX%

Best Quarter:	Worst Quarter:
X.XX%	X.XX%
(MM/DD/YY)	(MM/DD/YY)

The Fund’s Class I total return from January 1, 2007 to June 30, 2007 was X.XX%.

This table compares the Fund’s average annual total returns for Class I Shares for the periods ended December 31, 2006 to those of the Lehman Aggregate Bond Index, the S&P 500 Index, the Morgan Stanley Capital International (MSCI) EAFE Index and the Fund’s Blended Benchmark.**** However, as noted above, the Fund’s Class I Shares commenced operations on July 31, 2002. Therefore, the Fund’s average annual total returns for the period prior to that time are based on the average annual total returns of the Class A Shares, adjusted for the higher expenses of the Class I Shares.

Diversified Global Growth Fund – Class I	1 Year		5 Years		10 Years		Since Inception*
Fund Return Before Taxes	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Fund Return After Taxes on Distributions**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Fund Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Lehman Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%	X.XX	%	X.XX	%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%	X.XX	%	X.XX	%
MSCI EAFE Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%	X.XX	%	X.XX	%
The Fund’s 60/20/20 Blended Benchmark (reflects no deduction for fees, expenses or taxes)****	X.XX	%	X.XX	%	X.XX	%	X.XX	%

31

*                      The inception date of the Fund’s Class I Shares is July 31, 2002. Index returns shown from June 30, 1996.

**               After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***        An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.  The Lehman Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Government obligations, corporate debt securities and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB-) or higher, with maturities of at least one year. The S&P 500 Index is a widely recognized, market capitalization-weighted index (number of shares outstanding multiplied by stock price) of 500 stocks that are traded on the New York Stock Exchange, American Stock Exchange and Nasdaq National Market.  The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.  The Morgan Stanley Capital International (MSCI) EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East. The Fund has changed primary benchmarks from the Lehman Aggregate Bond Index to the S&P 500 Index because it more accurately reflects the investment strategy of the Fund.

****The Fund’s 60/20/20 Blended Benchmark consists of the Lehman Aggregate Bond Index, S&P 500 Index and Morgan Stanley Capital International (MSCI) EAFE Index. The Fund’s Blended Benchmark is a secondary index used to track the broad range of allocations the Fund makes to the Underlying SEI Funds, while each of the S&P 500 Index, Lehman Aggregate Bond Index and Morgan Stanley Capital International (MSCI) EAFE Index only track one specific allocation of the Fund. The Fund’s Blended Benchmark is designed to reflect a more accurate comparison to the Fund’s performance.

32

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (Expenses deducted from Fund assets)	Class I Shares
Investment Advisory Fees	X.XX	%
Distribution (12b-1) Fees	X.XX	%
Other Expenses	X.XX	%
Acquired Fund Fees and Expenses	X.XX	%*
Total Annual Fund Operating Expenses	X.XX	%**

*              This amount reflects the estimated amount of expenses borne indirectly by the Fund as a result of its investments in the Underlying SEI Funds. Underlying Fund Expenses are estimated based upon the Fund’s investments in the Underlying SEI Funds, other than the SIMT Large Cap Diversified Alpha Fund, as of March 31, 2007 and the total net operating expenses (after any fee waivers and/or fee reimbursements) for each Underlying SEI Fund, other than the SIMT Large Cap Diversified Alpha Fund, for the most recently completed fiscal year.  The portion of the Underlying Fund Expenses attributable to the SIMT Large Cap Diversified Alpha Fund is calculated based on estimates of the Fund’s investments in the SIMT Large Cap Diversified Alpha Fund and the estimated total net operating expenses of the SIMT Large Cap Diversified Alpha Fund (after any fee waivers and/or fee reimbursements) for its current fiscal year. Actual Underlying SEI Fund expenses indirectly borne by the Fund will vary with changes in the allocation of the Fund’s assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds. For additional information on the total operating expenses of each Underlying SEI Fund, please see “Information About the Underlying SEI Funds.”

**           The Fund’s total actual annual fund operating expenses (which reflect the estimated amount of expenses borne indirectly by the Fund as a result of its investment in the Underlying SEI Funds) for the current fiscal year were less than the amount shown above because the Adviser, the Fund’s administrator and/or the Fund’s distributor each waived a portion of the fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level.  The Adviser, the Fund’s administrator and/or the Fund’s distributor may discontinue all or part of these waivers at any time.  With these fee waivers, the Fund’s actual total operating expenses were as follows:

Diversified Global Growth Fund – Class I Shares	X.XX	%

For more information about these fees, see “Investment Adviser.”

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund’s fees are equal to the “Total Annual Fund Operating Expenses” figure in the table above. Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Diversified Global Growth Fund – Class I Shares	$	XXX	$	XXX	$	XXX	$	XXX

33

DIVERSIFIED GLOBAL STOCK FUND

Fund Summary

Investment Goal:	Long-term capital appreciation through a diversified global equity strategy

Share Price Volatility:	High

Principal Investment Strategy:	Investing in a combination of Underlying SEI Funds that invest primarily in U.S. and foreign common stocks and other equity securities

Investment Strategy

The Diversified Global Stock Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.  The Fund is appropriate for investors with longer time horizons.

At least 80% of the Fund’s assets will be invested in Underlying SEI Funds that invest primarily in U.S. and foreign common stocks and other equity securities, including securities of emerging market issuers. The Fund invests in both Underlying SEI Funds that focus on large cap securities and Underlying SEI Funds that focus on small cap securities, and provides exposure to distinct styles of equity fund management. Equity styles go in and out of favor over market cycles, and diversification across these styles provides broad market exposure without a bias towards specific sectors and industries, thereby reducing the volatility of returns. While the allocation to Underlying SEI Funds that focus on small cap securities is smaller than the large cap allocation, the Underlying SEI Funds that focus on small cap exposure provide additional diversification and enhanced returns. The remainder of the Fund is allocated to an Underlying SEI Fund that focuses on money markets, providing liquidity and facilitating transactions.

SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

Fund/Asset Class	Investment Range (Percentage of the Fund’s Assets)

Equity	80-100%
SIMT Large Cap Growth Fund
SIMT Large Cap Value Fund
SIMT Large Cap Diversified Alpha Fund
SIMT Small/Mid Cap Diversified Alpha Fund
SIMT Small Cap Growth Fund
SIMT Small Cap Value Fund
SIT International Equity Fund
SIT Emerging Markets Equity Fund

Money Market	0-20%
SLAT Prime Obligation Fund

34

What are the Risks of Investing in the Fund?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund’s assets among them. Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund’s investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an Underlying SEI Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Short sales are transactions in which an Underlying SEI Fund sells a security it does not own.  To complete a short sale, an Underlying SEI Fund must borrow the security to deliver to the buyer.  An Underlying SEI Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by an Underlying SEI Fund and the Underlying SEI Fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Underlying SEI Fund replaces the borrowed security.

The Fund is also subject to the risk that SIMC’s decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully. For example, weighting Underlying SEI Funds that invest in small capitalization or foreign stocks too heavily during certain periods of time might result in higher volatility. Conversely, investing too heavily in Underlying SEI Funds that invest in large capitalization stocks during a period of market appreciation for smaller companies may result in lower total return. Similarly, investing in foreign stocks rather than U.S. stocks may cause the Fund to miss opportunities in the U.S. markets. Alternatively, investing in foreign stocks may subject the Fund to risks not present in the U.S. markets. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

35

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Class I Shares from year to year for ten years. However, the Fund’s Class I Shares commenced operations on July 31, 2002. Therefore, performance for the periods prior to July 31, 2002 is calculated using the performance of the Fund’s Class A Shares, adjusted for the higher expenses of the Class I Shares. The performance information shown is based on full calendar years.

1997	X.XX%
1998	X.XX%
1999	X.XX%
2000	X.XX%
2001	X.XX%
2002	X.XX%
2003	X.XX%
2004	X.XX%
2005	X.XX%
2006	X.XX%

Best Quarter:	Worst Quarter:
X.XX%	X.XX%
(MM/DD/YY)	(MM/DD/YY)

The Fund’s Class I total return from January 1, 2007 to June 30, 2007 was X.XX%.

This table compares the Fund’s average annual total returns for Class I Shares for the periods ended December 31, 2006 to those of the Morgan Stanley Capital International (MSCI) EAFE Index, the S&P 500 Index and the Fund’s Blended Benchmark.**** However, as noted above, the Fund’s Class I Shares commenced operations on July 31, 2002. Therefore, the Fund’s average annual total returns for the period prior to that time are based on the average annual total returns of the Class A Shares, adjusted for the higher expenses of the Class I Shares.

Diversified Global Stock Fund—Class I	1 Year		5 Years		10 Years		Since Inception*
Fund Return Before Taxes	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Fund Return After Taxes on Distributions**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Fund Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
MSCI EAFE Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%	X.XX	%	X.XX	%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%	X.XX	%	X.XX	%
The Fund’s 75/25 Blended Benchmark (reflects no deduction for fees, expenses or taxes)****	X.XX	%	X.XX	%	X.XX	%	X.XX	%

*                      The inception date of the Fund’s Class I Shares is July 31, 2002. Index returns shown from December 31, 1996.

36

**               After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***        An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Morgan Stanley Capital International (MSCI) EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East. The S&P 500 Index is a widely recognized, market capitalization-weighted index (number of shares outstanding multiplied by stock price) of 500 stocks that are traded on the New York Stock Exchange, American Stock Exchange and Nasdaq National Market. The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Fund has changed primary benchmarks from the Morgan Stanley Capital International (MSCI) EAFE Index to the S&P 500 Index because it more accurately reflects the investment strategy of the Fund.

****The Fund’s 75/25 Blended Benchmark consists of the S&P 500 Index and Morgan Stanley Capital International (MSCI) EAFE Index. The Fund’s Blended Benchmark is a secondary index used to track the broad range of allocations the Fund makes to the Underlying SEI Funds, while each of the S&P 500 Index and Morgan Stanley Capital International (MSCI) EAFE Index only track one specific allocation of the Fund. The Fund’s Blended Benchmark is designed to reflect a more accurate comparison to the Fund’s performance.

37

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (Expenses deducted from Fund assets)	Class I Shares
Investment Advisory Fees	X.XX	%
Distribution (12b-1) Fees	X.XX	%
Other Expenses	X.XX	%
Acquired Fund Fees and Expenses	X.XX	%*
Total Annual Fund Operating Expenses	X.XX	%**

*              This amount reflects the estimated amount of expenses borne indirectly by the Fund as a result of its investments in the Underlying SEI Funds. Underlying Fund Expenses are estimated based upon the Fund’s investments in the Underlying SEI Funds, other than the SIMT Large Cap Diversified Alpha Fund, as of March 31, 2007 and the total net operating expenses (after any fee waivers and/or fee reimbursements) for each Underlying SEI Fund, other than the SIMT Large Cap Diversified Alpha Fund, for the most recently completed fiscal year.  The portion of the Underlying Fund Expenses attributable to the SIMT Large Cap Diversified Alpha Fund is calculated based on estimates of the Fund’s investments in the SIMT Large Cap Diversified Alpha Fund and the estimated total net operating expenses of the SIMT Large Cap Diversified Alpha Fund (after any fee waivers and/or fee reimbursements) for its current fiscal year.  Actual Underlying SEI Fund expenses indirectly borne by the Fund will vary with changes in the allocation of the Fund’s assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds. For additional information on the total operating expenses of each Underlying SEI Fund, please see “Information About the Underlying SEI Funds.”

**           The Fund’s total actual annual fund operating expenses (which reflect the estimated amount of expenses borne indirectly by the Fund as a result of its investment in the Underlying SEI Funds) for the current fiscal year were less than the amount shown above because the Adviser, the Fund’s administrator and/or the Fund’s distributor each waived a portion of the fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level.  The Adviser, the Fund’s administrator and/or the Fund’s distributor may discontinue all or part of these waivers at any time.  With these fee waivers, the Fund’s actual total operating expenses were as follows:

Diversified Global Stock Fund – Class I Shares	X.XX	%

For more information about these fees, see “Investment Adviser.”

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund’s fees are equal to the “Total Annual Fund Operating Expenses” figure in the table above. Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Diversified Global Stock Fund – Class I Shares	$	XXX	$	XXX	$	XXX	$	XXX

38

DIVERSIFIED U.S. STOCK FUND

Fund Summary

Investment Goal:	Long-term capital appreciation through a diversified domestic equity strategy

Share Price Volatility:	High

Principal Investment Strategy:	Investing in a combination of Underlying SEI Funds that invest primarily in U.S. common stocks and other equity securities

Investment Strategy

The Diversified U.S. Stock Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC. The Fund is appropriate for investors with longer time horizons.

At least 80% of the Fund’s assets will be invested in Underlying SEI Funds that invest primarily in U.S. common stocks and other equity securities. The Fund invests in both Underlying SEI Funds that focus on large cap securities and Underlying SEI Funds that focus on small cap securities, and provides exposure to distinct styles of equity fund management. Equity styles go in and out of favor over market cycles, and diversification across these styles provides broad market exposure without a bias towards specific sectors and industries, thereby reducing the volatility of returns. While the allocation to Underlying SEI Funds that focus on small cap securities is smaller than the large cap allocation, the Underlying SEI Funds that focus on small cap exposure provide additional diversification and enhanced returns. The remainder of the Fund is allocated to an Underlying SEI Fund that focuses on money markets, providing liquidity and facilitating transactions.

SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

Fund/Asset Class	Investment Range (Percentage of the Fund’s Assets)

Equity	80-100%
SIMT Large Cap Growth Fund
SIMT Large Cap Value Fund
SIMT Large Cap Diversified Alpha Fund
SIMT Small/Mid Cap Diversified Alpha Fund
SIMT Small Cap Growth Fund
SIMT Small Cap Value Fund

Money Market	0-20%
SLAT Prime Obligation Fund

39

What are the Risks of Investing in the Fund?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund’s assets among them. Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Short sales are transactions in which an Underlying SEI Fund sells a security it does not own.  To complete a short sale, an Underlying SEI Fund must borrow the security to deliver to the buyer.  An Underlying SEI Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by an Underlying SEI Fund and the Underlying SEI Fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Underlying SEI Fund replaces the borrowed security.

The Fund is also subject to the risk that SIMC’s decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully. For example, weighting Underlying SEI Funds that invest in small capitalization stocks too heavily during certain periods of time might result in higher volatility. Conversely, investing too heavily in Underlying SEI Funds that invest in large capitalization stocks during a period of market appreciation for smaller companies may result in lower total return. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

40

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Class I Shares from year to year for ten years. However, the Fund’s Class I Shares commenced operations on September 4, 2002. Therefore, performance for the periods prior to September 4, 2002 is calculated using the performance of the Fund’s Class A Shares, adjusted for the higher expenses of the Class I Shares. The performance information shown is based on full calendar years.

1997	X.XX%
1998	X.XX%
1999	X.XX%
2000	X.XX%
2001	X.XX%
2002	X.XX%
2003	X.XX%
2004	X.XX%
2005	X.XX%
2006	X.XX%

Best Quarter:	Worst Quarter:
X.XX%	X.XX%
(MM/DD/YY)	(MM/DD/YY)

The Fund’s Class I total return from January 1, 2007 to June 30, 2007 was X.XX%.

This table compares the Fund’s average annual total returns for Class I Shares for the periods ended December 31, 2006 to the S&P 500 Index.† However, as noted above, the Fund’s Class I Shares commenced operations on September 4, 2002. Therefore, the Fund’s average annual total returns for the period prior to that time are based on the average annual total returns of the Class A Shares, adjusted for the higher expenses of the Class I Shares.

Diversified U.S. Stock Fund – Class I	1 Year		5 Years		10 Years		Since Inception*
Fund Return Before Taxes	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Fund Return After Taxes on Distributions**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Fund Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%	X.XX	%	X.XX	%

†                       The Fund previously compared its returns to the Dow Jones Wilshire 5000 Composite Index, a widely-recognized, market-value weighted index of equity securities issued by all companies with headquarters located in the U.S. The Fund has deleted reference to the Dow Jones Wilshire 5000 Composite Index in order to more accurately reflect the Fund’s current investment strategy.

*                       The inception date of the Fund’s Class I Shares is September 4, 2002. Index returns shown from May 31, 1996.

**               After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those

41

shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***        An index measures the market price of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.  The S&P 500 Index is a widely-recognized, market capitalization-weighted index (number of shares outstanding multiplied by stock price) of 500 stocks that are traded on the New York Stock Exchange, American Stock Exchange and Nasdaq National Market.  The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

42

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (Expenses deducted from Fund assets)	Class I Shares
Investment Advisory Fees	X.XX	%
Distribution (12b-1) Fees	X.XX	%
Other Expenses	X.XX	%
Acquired Fund Fees and Expenses	X.XX	%*
Total Annual Fund Operating Expenses	X.XX	%**

*              This amount reflects the estimated amount of expenses borne indirectly by the Fund as a result of its investments in the Underlying SEI Funds. Underlying Fund Expenses are estimated based upon the Fund’s investments in the Underlying SEI Funds, other than the SIMT Large Cap Diversified Alpha Fund, as of March 31, 2007 and the total net operating expenses (after any fee waivers and/or fee reimbursements) for each Underlying SEI Fund, other than the SIMT Large Cap Diversified Alpha Fund, for the most recently completed fiscal year.  The portion of the Underlying Fund Expenses attributable to the SIMT Large Cap Diversified Alpha Fund is calculated based on estimates of the Fund’s investments in the SIMT Large Cap Diversified Alpha Fund and the estimated total net operating expenses of the SIMT Large Cap Diversified Alpha Fund (after any fee waivers and/or fee reimbursements) for its current fiscal year.  Actual Underlying SEI Fund expenses indirectly borne by the Fund will vary with changes in the allocation of the Fund’s assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds. For additional information on the total operating expenses of each Underlying SEI Fund, please see “Information About the Underlying SEI Funds.”

**           The Fund’s total actual annual fund operating expenses (which reflect the estimated amount of expenses borne indirectly by the Fund as a result of its investment in the Underlying SEI Funds) for the current fiscal year were less than the amount shown above because the Adviser, the Fund’s administrator and/or the Fund’s distributor each waived a portion of the fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level.  The Adviser, the Fund’s administrator and/or the Fund’s distributor may discontinue all or part of these waivers at any time.  With these fee waivers, the Fund’s actual total operating expenses were as follows:

Diversified U.S. Stock Fund – Class I Shares	X.XX	%

For more information about these fees, see “Investment Adviser.”

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund’s fees are equal to the “Total Annual Fund Operating Expenses” figure in the table above. Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Diversified U.S. Stock Fund – Class I Shares	$	XXX	$	XXX	$	XXX	$	XXX

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MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds’ primary strategies, and the Funds will normally invest at least 90% of their assets in the Underlying SEI Funds within the percentage ranges set forth for each asset class. However, the Funds may also use other strategies and engage in other investment practices, which are described in detail in the Funds’ Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Funds may invest up to 100% of their assets in short-term obligations, cash or cash equivalents that would not ordinarily be consistent with each Fund’s objective. The Funds will do so only if SIMC believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, there is no guarantee that any Fund will achieve its investment goal.

INFORMATION ABOUT THE UNDERLYING SEI FUNDS

The Funds will invest in the following Underlying SEI Funds. However, SIMC may, in accordance with the Funds’ investment objectives and policies, select additional Underlying SEI Funds for investment.

The chart below sets forth the expense ratio, after fee waivers, for each of the Underlying SEI Funds in which the Funds will invest (based on information as of June 30, 2007).

Underlying SEI Fund:	Expense Ratio:
SIMT Large Cap Value Fund	X.XX	%
SIMT Large Cap Growth Fund	X.XX	%
SIMT Large Cap Diversified Alpha Fund	X.XX	%
SIMT Small/Mid Cap Diversified Alpha Fund	N/A	*
SIMT Small Cap Value Fund	X.XX	%
SIMT Small Cap Growth Fund	X.XX	%
SIT International Equity Fund	X.XX	%
SIT Emerging Markets Equity Fund	X.XX	%
SIMT Core Fixed Income Fund	X.XX	%
SIMT High Yield Bond Fund	X.XX	%
SIT International Fixed Income Fund	X.XX	%
SIT Emerging Markets Debt Fund	X.XX	%
SLAT Prime Obligation Fund	X.XX	%

*              The SIMT Small/Mid Cap Diversified Alpha Fund was not operational as of June 30, 2007.

Underlying U.S. Equity Funds

SIMT Large Cap Value Fund:  The SIMT Large Cap Value Fund seeks long-term growth of capital and income. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of large companies. The Fund invests primarily in U.S. common stocks with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund’s assets, selects stocks it believes are undervalued in light of such fundamental characteristics as earnings, book value or return on equity. AllianceBernstein L.P.’s investment unit of Sanford C. Bernstein & Co., LLC, Aronson+Johnson+Ortiz, LP, Enhanced Investment Technologies, LLC and LSV Asset Management serve as Sub-Advisers to the SIMT Large Cap Value Fund.

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SIMT Large Cap Growth Fund:  The SIMT Large Cap Growth Fund seeks capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of large companies. The Fund invests primarily in U.S. common stocks with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund’s assets, selects stocks it believes have significant growth potential in light of such characteristics as revenue and earnings growth and positive earnings surprises. Delaware Management Company, Enhanced Investment Technologies, LLC, Goldman Sachs Asset Management, L.P., Montag & Caldwell, Inc. and Quantitative Management Associates LLC serve as Sub-Advisers to the SIMT Large Cap Growth Fund.

SIMT Large Cap Diversified Alpha Fund:  The SIMT Large Cap Diversified Alpha Fund seeks capital appreciation. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of large companies or in portfolio strategies designed to correlate to a portfolio composed of large cap equity securities. The Fund uses a multi-manager approach under the general supervision of SIMC, allocating the assets among multiple Sub-Advisers that use different investment strategies to seek to achieve returns in excess of the performance of a broad U.S. large cap benchmark. This allocation among investment strategies aims to diversify the sources from which Sub-Advisers seek to achieve excess returns (i.e., returns in excess of a benchmark index or “alpha”), and thereby diversify the relative risk of the Fund. While the Fund is expected to have an absolute return and risk profile similar to the broad U.S. large cap equity market, returns may be derived in part from investing significant portions of the Fund in securities outside of the large cap market.  The Fund may also engage in short sales, and may use the proceeds of such short sales to purchase additional securities, in which case the value of the Fund’s holdings in securities may exceed the value of the net assets of the Fund.  The Fund uses a multi-manager approach, relying upon Sub-Advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SIMC.  The Fund’s investment strategy involves reinvesting proceeds received from selling securities short, which may effectively create leverage. The use of leverage can amplify the effects of market volatility on the Fund’s share price and make the Fund’s returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Analytic Investors, Inc., Aronson+Johnson+Ortiz, LP, Delaware Management Company, Enhanced Investment Technologies, LLC, Quantitative Management Associates LLC and Smith Breeden Associates, Inc. serve as Sub-Advisers to the SIMT Large Cap Diversified Alpha Fund.

SIMT Small/Mid Cap Diversified Alpha Fund:  The SIMT Small/Mid Cap Diversified Alpha Fund seeks long-term capital appreciation. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of small and medium sized companies. The Fund invests primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Frank Russell 2500 Index (between $XX million and $X.X billion as of June 30, 2007). The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SIMC. For example, the Sub-Advisers may include both value managers (i.e., managers that select stocks they believe are undervalued in light of such fundamental characteristics as earnings, cash flow or book value), and growth managers (i.e., managers that select stocks they believe have significant earnings growth potential based on new product introductions, revenue growth and/or margin improvement and other factors). Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. Integrity Asset Management, LLC, Los Angeles Capital Management and Equity Research, Inc., Martingale Asset Management, L.P., PanAgora Asset Management, Inc., Smith Breeden Associates, Inc. and Wellington Management Company, LLP serve as Sub-Advisers to the SIMT Small/Mid Cap Diversified Alpha Fund.

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SIMT Small Cap Value Fund:  The SIMT Small Cap Value Fund seeks capital appreciation. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of small companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Frank Russell 2000 Index or the S&P SmallCap 600 Index. The market capitalization range and the composition of the Frank Russell 2000 Index and the S&P SmallCap 600 Index are subject to change.  The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund’s portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund’s assets, selects stocks it believes are attractively valued in light of such fundamental characteristics as earnings, capital structure and/or return on invested capital among other factors.  Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. Artisan Partners Limited Partnership, BlackRock Capital Management, Inc., David J. Greene and Company, LLC, Lee Munder Investments, Ltd., LSV Asset Management, Martingale Asset Management, L.P., PanAgora Asset Management, Inc., Weiss, Peck & Greer Investments and Wellington Management Company, LLP serve as Sub-Advisers to the SIMT Small Cap Value Fund.

SIMT Small Cap Growth Fund:  The SIMT Small Cap Growth Fund seeks long-term capital appreciation. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of small companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Frank Russell 2000 Index or the S&P SmallCap 600 Index. The market capitalization range and the composition of the Frank Russell 2000 Index and the S&P SmallCap 600 Index are subject to change. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund’s portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund’s assets, selects stocks it believes have attractive growth and appreciation potential in light of such characteristics as revenue and earnings growth, expectations from sell side analysts and relative valuation among other considerations. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. Delaware Management Company, Lee Munder Investments, Ltd., Martingale Asset Management, L.P., Mazama Capital Management, Inc., McKinley Capital Management Inc. and Wellington Management Company, LLP serve as Sub-Advisers to the SIMT Small Cap Growth Fund.

Underlying International Equity Funds

SIT International Equity Fund:  The SIT International Equity Fund seeks long-term capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. The Fund invests primarily in common stocks and other equity securities of issuers of all capitalization ranges that are located in at least three countries other than the United States. The Fund invests primarily in companies located in developed countries, but may also invest in companies located in emerging markets. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SIMC.  Certain Sub-Advisers will seek to achieve returns in excess of an international equity benchmark. This allocation among investment strategies aims to diversify the sources from which certain Sub-Advisers seek to achieve excess returns (i.e., returns in excess of a benchmark index or “alpha”). The Sub-Advisers seek to enhance the Fund’s return by actively managing the Fund’s foreign currency exposure. In managing the Fund’s currency exposure, the Sub-Advisers buy and sell currencies (i.e., take long or short positions) using futures, foreign currency forward contracts and other derivatives. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund’s assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. The Fund may also engage in currency transactions in an attempt to take advantage of certain inefficiencies in the currency exchange market, to increase their exposure to a foreign currency or to shift

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exposure to foreign currency fluctuations from one currency to another.  Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liability.  AllianceBernstein L.P., AXA Rosenberg Investment Management LLC, Capital Guardian Trust Company, Fuller & Thaler Asset Management, Inc., McKinley Capital Management Inc., Quantitative Management Associates LLC, Record Currency Management Limited and Smith Breeden Associates, Inc. serve as Sub-Advisers to the SIT International Equity Fund.

SIT Emerging Markets Equity Fund:  The SIT Emerging Markets Equity Fund seeks capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of emerging market issuers. The Fund invests primarily in common stocks and other equity securities of foreign companies located in emerging market countries. The Fund normally maintains investments in at least six emerging market countries, and does not invest more than 35% of its total assets in any one emerging market country. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SIMC. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. AllianceBernstein L.P., Ashmore Investment Management Limited, AXA Rosenberg Investment Management LLC, The Boston Company Asset Management LLC, Emerging Markets Management, L.L.C. and Rexiter Capital Management Limited serve as Sub-Advisers to the SIT Emerging Markets Equity Fund.

Underlying U.S. Fixed Income Funds

SIMT Core Fixed Income Fund:  The SIMT Core Fixed Income Fund seeks current income consistent with the preservation of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed income securities. The Fund invests primarily in investment and non-investment grade U.S. and foreign securities, including emerging market, corporate and Government fixed income securities, and mortgage-backed securities.  The Fund may invest in securities denominated in either U.S. dollars or foreign currency.  The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SIMC. Sub-Advisers are selected for their expertise in managing various kinds of fixed income securities, and each Sub-Adviser makes investment decisions based on an analysis of yield trends, credit ratings and other factors in accordance with its particular discipline.  The Sub-Advisers may also engage in currency transactions using futures, foreign currency forward contracts and other derivatives either to seek to hedge the Fund’s currency exposure or to enhance the Fund’s returns. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund’s assets denominated in a particular currency or when the Fund does not own assets denominated in that currency.  While each Sub-Adviser chooses securities of different types and maturities, the Fund in the aggregate generally will have a dollar-weighted average duration that is consistent with that of the broad U.S. fixed income market as represented by the Lehman Aggregate Bond Index. The dollar-weighted average duration of the Lehman Aggregate Bond Index varies significantly over time, but as of June 30, 2006 it was 4.80 years. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. Metropolitan West Asset Management, LLC, Smith Breeden Associates, Inc., Wells Capital Management, Inc., Western Asset Management Company and Western Asset Management Company Limited serve as Sub-Advisers to the SIMT Core Fixed Income Fund.

SIMT High Yield Bond Fund:  The SIMT High Yield Bond Fund seeks total return. Under normal circumstances, the Fund invests at least 80% of its net assets in high yield fixed income securities. The Fund invests primarily in fixed income securities rated below investment grade (junk bonds), including corporate bonds and debentures, convertible and preferred securities, and zero coupon obligations. The

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Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SIMC. To a limited extent, SIMC may also directly manage a portion of the Fund’s portfolio. In managing the Fund’s assets, the Sub-Advisers and, to the extent applicable, SIMC select securities that offer a high current yield as well as total return potential. The Fund’s securities are diversified as to issuers and industries. The Fund’s average weighted maturity may vary, and will generally not exceed ten years. There is no limit on the maturity or credit quality of any security.  Ares Management LLC, JPMorgan Investment Management Inc., Metropolitan West Asset Management, LLC and Nomura Corporate Research and Asset Management Inc. serve as Sub-Advisers to the SIMT High Yield Bond Fund.

Underlying International Fixed Income Funds

SIT International Fixed Income Fund:  The SIT International Fixed Income Fund seeks capital appreciation and current income. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed income securities. The Fund invests primarily in investment grade foreign government and corporate fixed income securities, as well as foreign mortgage-backed and/or asset-backed fixed income securities, of issuers located in at least three countries other than the United States. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SIMC. In selecting investments for the Fund, the Sub-Advisers choose investment grade securities issued by corporations and governments located in various developed foreign countries, looking for opportunities for capital appreciation and gain, as well as current income. There are no restrictions on the Fund’s average portfolio maturity, or on the maturity of any specific security. The Sub-Advisers seek to enhance the Fund’s return by actively managing the Fund’s foreign currency exposure.  In managing the Fund’s currency exposure, the Sub-Advisers buy and sell currencies (i.e., take long or short positions) using futures, foreign currency forward contracts and other derivatives.  The Fund may take long and short positions in foreign currencies in excess of the value of the Fund’s assets denominated in a particular currency or when the Fund does not own assets denominated in that currency.  The Fund may also engage in currency transactions in an attempt to take advantage of certain inefficiencies in the currency exchange market, to increase their exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another.  The Fund will also invest in securities rated below investment grade (junk bonds). The Fund also invests a portion of its assets in bank loans, which are, generally, non-investment grade floating rate instruments. The Fund may invest in bank loans in the form of participations in the loans (participations) and assignments of all or a portion of the loans from third parties (assignments). Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. AllianceBernstein L.P., BlackRock Financial Management, Inc., Fidelity International Investment Advisors and Record Currency Management Limited serve as Sub-Advisers to the SIT International Fixed Income Fund.

SIT Emerging Markets Debt Fund:  The SIT Emerging Markets Debt Fund seeks to maximize total return. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed income securities of emerging market issuers. The Fund invests primarily in U.S. dollar-denominated debt securities of government, government-related and corporate issuers in emerging market countries, as well as entities organized to restructure the outstanding debt of such issuers. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SIMC. The Sub-Advisers will spread the Fund’s holdings across a number of countries and industries to limit its exposure to a single emerging market economy. There are no restrictions on the Fund’s average portfolio maturity, or on the maturity of any specific security. There is no minimum rating standard for the Fund’s securities and the Fund’s securities will generally be in the lower or lowest rating categories (including those below investment grade, commonly referred to as junk bonds). Due to its investment strategy, the Fund may buy and sell

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securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. Ashmore Investment Management Limited, AXA Rosenberg Investment Management LLC, ING Investment Management Co. and Stone Harbor Investment Partners LP serve as Sub-Advisers to the SIT Emerging Markets Debt Fund.

Underlying Money Market Fund

SLAT Prime Obligation Fund:  The SLAT Prime Obligation Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. The Fund is comprised of short-term debt obligations of U.S. issuers that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the Sub-Adviser determines are of comparable quality.  Under normal market conditions, the Fund invests in: (i) commercial paper and other short-term corporate obligations (including asset-backed securities) rated in the highest short-term rating category or that the Sub-Adviser determines are of comparable quality; (ii) certificates of deposit, time deposits, bankers’ acceptances, bank notes and other obligations of U.S. commercial banks or savings and loan institutions that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; and (iv) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government. The Fund may also enter into fully-collateralized repurchase agreements. Columbia Management Advisors, LLC serves as the Sub-Adviser to the SLAT Prime Obligation Fund.

Additional Risks of Investing in the Underlying SEI Funds

The following sections describe some of the additional risks associated with certain of the Underlying SEI Funds.

Derivatives Risk:  Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, options, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by an Underlying SEI Fund, and of the derivative instruments relating to those securities, may not be proportionate. There may not be a liquid market for an Underlying SEI Fund to sell a derivative instrument, which could result in difficulty closing the positions, and certain derivative instruments can magnify the extent of losses incurred due to changes in market value of the securities to which they relate. In addition, some derivative instruments are subject to counterparty risk.

Exchange-Traded Funds Risk:  A number of the Underlying SEI Funds may purchase shares of exchange-traded funds (ETFs) to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When an Underlying SEI Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

International Investing Risk:  A number of the Underlying SEI Funds invest in foreign securities. Investing in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are

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generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund’s investments. In the case of foreign fixed income securities, price fluctuations will reflect international, economic and political events, as well as changes in currency valuations relative to the U.S. dollar. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing.  Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an Underlying SEI Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. The foreign sovereign debt securities and “Brady Bonds” that some Underlying SEI Funds purchase involve specific risks, including the risk that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their sovereign debt, which may require holders of such sovereign debt to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Junk Bond Risk:  Certain Underlying SEI Funds invest in bonds rated below investment grade (junk bonds). Junk bonds involve greater risk of default or downgrade, and involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of junk bonds may be more susceptible than issuers of investment grade securities to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. The volatility of junk bonds and certain foreign sovereign debt obligations is even greater than that of investment grade securities since the prospects for repayment of principal and interest of many of these securities is speculative. Some may even be in default. As an incentive to invest in these risky securities, they tend to offer higher returns.

Mortgage-Backed Securities Risk:  Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

Asset-Backed Securities Risk:  Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables.  Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets.  Therefore, repayment depends largely on the cash

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flows generated by the assets backing the securities.  Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities, which is discussed above.  Asset-backed securities present credit risks that are not presented by mortgage-backed securities.  This is because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets.  If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Underlying SEI Fund will be unable to possess and sell the underlying collateral and that the Underlying SEI Fund’s recoveries on repossessed collateral may not be available to support payments on the security.  In the event of a default, the Underlying SEI Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Non-Diversification Risk:  Certain Underlying SEI Funds are non-diversified, which means that they may invest in the securities of relatively few issuers. As a result, these Funds may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to their investments in those securities.

Short Sales Risk:  Short sales are transactions in which an Underlying SEI Fund sells a security it does not own. To complete a short sale, an Underlying SEI Fund must borrow the security to deliver to the buyer. An Underlying SEI Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by an Underlying SEI Fund and the Underlying SEI Fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Underlying SEI Fund replaces the borrowed security. Prior to replacing the borrowed security, certain Underlying SEI Funds may use the proceeds of a short sale to purchase other securities. In such a case, the value of the Underlying SEI Fund’s holdings may exceed the value of the Underlying SEI Fund’s net assets, which could cause the Underlying SEI Fund’s returns to be more volatile than they would have been if such a strategy was not used. Certain Underlying SEI Funds’ investment strategies involve reinvesting proceeds received from selling securities short, which may effectively create leverage. The use of leverage can amplify the effects of market volatility on an Underlying SEI Fund’s share price and make an Underlying SEI Fund’s returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of an Underlying SEI Fund’s portfolio securities. The use of leverage may also cause an Underlying SEI Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Small Capitalization Risk:  Certain Underlying SEI Funds invest in stocks of small capitalization companies. The smaller capitalization companies an Underlying SEI Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange and may or may not pay dividends.

INVESTMENT ADVISER

SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the Adviser to each Fund.  SIMC makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund’s investment program.  As of June 30, 2007, SIMC had approximately $XX.X billion in assets under management.  For the fiscal year ended March 31, 2007, SIMC received investment advisory fees, as a percentage of each Fund’s net assets, at the following annual rates:

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Diversified Conservative Income Fund	X.XX%
Diversified Conservative Fund	X.XX%
Diversified Global Moderate Growth Fund	X.XX%
Diversified Moderate Growth Fund	X.XX%
Diversified Global Growth Fund	X.XX%
Diversified Global Stock Fund	X.XX%
Diversified U.S. Stock Fund	X.XX%

A discussion regarding the basis for the Board of Trustees’ approval of the Funds’ investment advisory agreement is available in the Funds’ annual report, which covers the period April 1, 2006 through March 31, 2007.

In addition to serving as Adviser to the Funds, SIMC is adviser to the Underlying SEI Funds, and oversees one or more Sub-Advisers for the Underlying SEI Funds. SIMC acts as the manager of managers of the Underlying SEI Funds, and is responsible for the investment performance of the Underlying SEI Funds since it allocates each Underlying SEI Fund’s assets to one or more Sub-Advisers and recommends hiring or changing Sub-Advisers to the Board of Trustees of the Underlying SEI Funds.

The Funds are managed by two investment professionals, as identified below.

Daniel Nevins, CFA, is currently the Managing Director of SIMC’s Portfolio Strategy Team.  Mr. Nevins is responsible for developing the asset allocation strategies for each Fund.  Along with leading the Portfolio Strategy Team, Mr. Nevins oversees research on investment strategies for individual and institutional investors.  Mr. Nevins joined SIMC in 1999 and led research groups in the individual investment planning and asset allocation areas prior to assuming his current responsibilities.

John J. McCue has served as Director of Portfolio Implementations for SIMC since 1995 and served as Director of Money Market Investments from 2003 to 2005.  Mr. McCue is responsible for the implementation of the Funds’ asset allocation strategies.

The SAI provides additional information about the portfolio managers’ compensation, other accounts they manage and their ownership, if any, of securities in the Funds.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called redeem) and exchange Class I Shares of the Funds. Class I Shares are offered to tax-advantaged and other retirement accounts. If you are investing in a Fund through a 401(k) or other retirement plan, you should contact your plan sponsor for the services and procedures which pertain to your account.

How to Purchase Fund Shares

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

Financial institutions and intermediaries may purchase Class I Shares by placing orders with the Funds’ Transfer Agent (or its authorized agent). Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems.  Generally, cash investments must be transmitted or delivered in federal funds to the Funds’ wire agent by the close of business on the day after the order is placed.  However, in certain circumstances the Funds at their discretion may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Funds’ procedures and

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applicable law.  The Funds reserve the right to refuse any purchase requests, particularly those that the Funds reasonably believe may not be in the best interests of the Funds or their shareholders and could adversely affect the Funds or their operations. This includes those from any individual or group who, in a Fund’s view, is likely to engage in excessive trading (usually defined as four or more “round trips” in a Fund in any twelve-month period).  For more information regarding the Funds’ policy and procedures related to excessive trading, please see “Frequent Purchases and Redemptions of Fund Shares” below.

When you purchase, sell or exchange Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase, sale and exchange requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are executed at the net asset value per share (NAV) next determined after the intermediary receives the request if transmitted to the Funds in accordance with the Funds’ procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution’s or intermediary’s procedures for transacting with the Funds. For more information about how to purchase, sell or exchange Fund shares through your financial institution, you should contact your financial institution directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

Each Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern time). So, for you to receive the current Business Day’s NAV, a Fund (or an authorized agent) must receive your purchase order in proper form before 4:00 p.m. Eastern time. A Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

Pricing of Fund Shares

NAV for one Fund share is the value of that share’s portion of the net assets of the Fund.  In calculating NAV, each Fund generally values shares of the Underlying SEI Funds at their NAV and other investments at market prices. Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees.

The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the Committee) designated by the Funds’ Board of Trustees. The Committee is currently composed of two members of the Board of Trustees, as well as representatives from SIMC and its affiliates.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended, the security has been de-listed from a national exchange, the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or the security’s primary pricing source is not able or willing to provide a price.  When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.  Examples of factors the Committee may consider are: the facts giving rise to the need to fair value, the last trade price, the performance of the market or the issuer’s industry, the liquidity or market capitalization of the security, the size of the holding in a Fund, or any other appropriate information.  The Fund’s determination of a security’s fair value price often involves the

53

consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.  The respective prospectuses for the Underlying SEI Funds in which the Funds invest explain the circumstances in which those Funds will use fair value pricing and the effects of fair value pricing.

The Funds’ Pricing and Valuation Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees. However, when the change would not materially affect valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, Board approval may be obtained at the next regularly scheduled Board meeting.

Minimum Purchases

To purchase Class I Shares for the first time, you must invest at least $100,000 in any Fund. Your subsequent investments in any Fund must be made in amounts of at least $1,000. A Fund may accept investments of smaller amounts at its discretion.

Frequent Purchases and Redemptions of Fund Shares

“Market timing” refers to a pattern of frequent purchases and sales of a Fund’s shares, often with the intent of earning arbitrage profits. Market timing of the Funds could harm other shareholders in various ways, including by diluting the value of the shareholders’ holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing the Funds to incur unwanted taxable gains, and forcing the Funds to hold excess levels of cash.

The Funds are intended to be long-term investment vehicles and are not designed for investors that engage in short-term trading activity (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa, in an effort to take advantage of short-term market movements). Accordingly, the Board of Trustees has adopted policies and procedures on behalf of the Funds to deter short-term trading.  These policies and procedures do not apply with respect to money market funds. The Funds’ transfer agent will monitor trades in an effort to detect short-term trading activities. If, as a result of this monitoring, a Fund determines, in its sole discretion, that a shareholder has engaged in excessive short-term trading, it will refuse to process future purchases or exchanges into the Fund from that shareholder’s account.

A shareholder will be considered to be engaging in excessive short-term trading in a Fund in the following circumstances:

i.                                          if the shareholder conducts four or more “round trips” in a Fund (other than a money market fund) in any twelve-month period. A round trip involves the purchase of shares of a Fund and subsequent redemption of all or most of those shares. An exchange into and back out of a Fund in this manner is also considered a round trip.

ii.                                       if a Fund determines, in its sole discretion, that a shareholder’s trading activity constitutes excessive short-term trading, regardless of whether such shareholder exceeds the foregoing round trip threshold.

The Funds in their sole discretion also reserve the right to reject any purchase request (including exchange requests) for any reason without notice.

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Judgments with respect to implementation of the Funds’ policies are made uniformly and in good faith in a manner that the Funds believe is consistent with the best long-term interests of shareholders. When applying the Funds’ policies, the Funds may consider (to the extent reasonably available) an investor’s trading history in all SEI funds, as well as trading in accounts under common ownership, influence or control, and any other information available to the Funds.

The Funds’ monitoring techniques are intended to identify and deter short-term trading in the Funds. However, despite the existence of these monitoring techniques, it is possible that short-term trading may occur in the Funds without being identified. For example, certain investors seeking to engage in short-term trading may be adept at taking steps to hide their identity or activity from the Funds’ monitoring techniques. Operational or technical limitations may also limit the Funds’ ability to identify short-term trading activity.

While it is the Funds’ intention that intermediaries trading in Fund shares will assist the Funds in enforcing the Funds’ policies, certain intermediaries may be unable or unwilling to effectively enforce the Funds’ trading or exchange restrictions. The Funds will monitor trading activity coming from such intermediaries and take reasonable steps to seek cooperation from any intermediary through which the Funds believe short-term trading activity is taking place.

Certain of the SEI funds are sold to participant-directed employee benefit plans. The Funds’ ability to monitor or restrict trading activity by individual participants in a plan may be constrained by regulatory restrictions or plan policies. In such circumstances, the Funds will take such action, which may include taking no action, as deemed appropriate in light of all the facts and circumstances.

The Funds may amend these policies and procedures in response to changing regulatory requirements or to enhance the effectiveness of the program.

Foreign Investors

The Funds do not generally accept investments by non-U.S. persons.  Non-U.S. persons may be permitted to invest in a Fund subject to the satisfaction of enhanced due diligence.

Customer Identification and Verification and Anti-Money Laundering Program

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account.  Accounts for the Funds are generally opened through other financial institutions or financial intermediaries.  When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you.  This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information.  In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Funds will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the

55

application).  The Funds, however, reserve the right to close and/or liquidate your account at the then-current day’s price if the financial institution or financial intermediary through which you open your account is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax consequences.

Customer identification and verification is part of the Funds’ overall obligation to deter money laundering under Federal law.  The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities.  In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity.  These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority.  If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if a Fund is required to withhold such proceeds.

How to Sell Your Fund Shares

If you hold Class I Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Funds receive your request or after the Funds’ authorized intermediary receives your request if transmitted to the Funds in accordance with the Funds’ procedures and applicable law. For IRA or other tax-deferred accounts, there are tax penalties for early withdrawal. For more information, see the SAI.

Receiving Your Money

Normally, the Funds will make payment on your sale on the Business Day following the day on which they receive your request, but it may take up to seven days. You may arrange for your proceeds to be wired to your bank account.

Redemptions In Kind

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds’ remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Suspension Of Your Right To Sell Your Shares

The Funds may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission declares an emergency or for other reasons. More information about this is in the SAI.

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How to Exchange Your Shares

You may exchange Class I Shares of any Fund for Class I Shares of any other Fund on any Business Day by contacting the Funds directly by mail or telephone. You may also exchange shares through your financial institution by mail or telephone. Your broker or institution may charge you a fee for its services. This exchange privilege may be changed or canceled at any time upon 60 days’ notice. When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Funds receive your exchange request.

Telephone Transactions

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. The Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Funds follow these procedures, the Funds will not be responsible for any losses or costs incurred by following telephone instructions that the Funds reasonably believe to be genuine.

Distribution of Fund Shares

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds.  SIDCo. receives no compensation for distributing the Funds’ shares.

For Class I Shares, administrative servicing fees, as a percentage of average daily net assets, may be up to 0.25%.

The Funds are sold primarily through independent registered investment advisers, financial planners, bank trust departments and other financial advisors (“Financial Advisors”) who provide their clients with advice and services in connection with their investments in the SEI Funds. Many Financial Advisors are also associated with broker-dealer firms. SIMC and its affiliates, at their expense, may pay compensation to these broker-dealers or other financial institutions for marketing, promotional or other services. These payments may be significant to these firms, and may create an incentive for the firm or its associated Financial Advisors to recommend or offer shares of the SEI Funds to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources. SIMC and its affiliates may also provide other products and services to Financial Advisors. For additional information, please see the Funds’ Statement of Additional Information. You also can ask your Financial Advisor about any payments it receives from SIMC and its affiliates, as well as about fees it charges.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

The Funds’ and the Underlying SEI Funds’ portfolio holdings can be obtained on the Internet at the following addresses: (i) enterprise clients are directed to http://www.seic.com/holdings_home.asp; and (ii) advisor and individual investors are directed to http://www.seic.com/fund_holdings_home.asp (together, the Portfolio Holdings Website).  Ten calendar days after each month end, a list of the top ten portfolio holdings in each Fund and Underlying SEI Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Thirty calendar days after the end of each month, a list of all portfolio holdings in each Fund and Underlying SEI Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the first business day of the fifth month after the date to which the data relates, at which time it will be permanently removed from the site.

57

Additional information regarding the Funds’ policy and procedures on the disclosure of portfolio holdings information is available in the SAI.

58

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

Substantially all of the net investment income (exclusive of capital gains) of each Fund is periodically declared and paid as a dividend. Capital gains, if any, are distributed at least annually. If you own Fund shares on a Fund’s record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receive your written notice. To cancel your election, simply send the Funds written notice.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Tax-advantaged and other retirement accounts generally will not be subject to federal taxation on income and capital gain distributions until you begin receiving distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates, except to the extent they are designated as qualified dividend income. Dividends that are designated by a Fund as qualified dividend income are eligible for the reduced maximum rate to individuals of 15 percent (5 percent for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income and certain holding period requirements are met by you and by the Fund. The Diversified Conservative Income Fund and the Diversified Conservative Fund each expect to distribute primarily ordinary income distributions that will not constitute qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains (currently at a maximum rate of 15 percent). Each sale or exchange of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different Fund is treated the same as a sale.

Foreign tax credits, if any, received by a Fund as a result of an investment in an Underlying SEI Fund will not be passed through to you.

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More information about taxes is in the Funds’ SAI.

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class I Shares of each Fund. This information is intended to help you understand each Fund’s financial performance for the past five years or, if shorter, the period of a Fund’s operations. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

The information for the years ended March 31, 2006 and 2007 has been audited by [           ], an independent registered public accounting firm. Their report, along with each Fund’s financial statements, appears in the annual report that accompanies the Funds’ SAI. The information for the periods presented through March 31, 2005 has been audited by the Funds’ previous independent auditors. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

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SEI ASSET ALLOCATION TRUST

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS ENDED MARCH 31,

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains (Losses) on Securities		Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions
Diversified Conservative Income Fund
Class I
2007	$ XX.XX	$ X.XX		$ X.XX		$ X.XX	$ (X.XX )	$ (X.XX )	$ (X.XX )
2006	11.06	0.32	*	0.27	*	0.59	(0.32)	(0.07)	(0.39)
2005	11.20	0.24	*	0.03	*	0.27	(0.29)	(0.12)	(0.41)
2004	10.27	0.22	*	1.00	*	1.22	(0.22)	(0.07)	(0.29)
2003(1)	10.54	0.24		(0.25)		(0.01)	(0.22)	(0.04)	(0.26)
Diversified Conservative Fund
Class I
2007	$ XX.XX	$ X.XX		$ X.XX		$ X.XX	$ (X.XX )	$ (X.XX )	$ (X.XX )
2006	10.47	0.27	*	0.56	*	0.83	(0.28)	(0.06)	(0.34)
2005	10.49	0.24	*	0.14	*	0.38	(0.28)	(0.12)	(0.40)
2004	9.09	0.21	*	1.47	*	1.68	(0.21)	(0.07)	(0.28)
2003(1)	9.56	0.18		(0.46)		(0.28)	(0.16)	(0.03)	(0.19)
Diversified Global Moderate Growth Fund
Class I
2007	$ XX.XX	$ X.XX		$ X.XX		$ X.XX	$ (X.XX )	$ (X.XX )	$ (X.XX )
2006	10.89	0.24	*	1.09	*	1.33	(0.24)	(0.05)	(0.29)
2005	11.08	0.23	*	0.41	*	0.64	(0.27)	(0.56)	(0.83)
2004	8.92	0.20	*	2.21	*	2.41	(0.19)	(0.06)	(0.25)
2003(1)	9.83	0.17		(0.90)		(0.73)	(0.16)	(0.02)	(0.18)
Diversified Moderate Growth Fund
Class I
2007	$ XX.XX	$ X.XX		$ X.XX		$ X.XX	$ (X.XX )	$ (X.XX )	$ (X.XX )
2006	12.20	0.24	*	1.11	*	1.35	(0.25)	(0.01)	(0.26)
2005	11.90	0.22	*	0.35	*	0.57	(0.23)	(0.04)	(0.27)
2004	9.67	0.18	*	2.28	*	2.46	(0.17)	(0.06)	(0.23)

	Net Asset Value, End of Period	Total Return†		Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets**		Ratio of Net Investment Income to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimburse- ment)**		Portfolio Turnover Rate
Diversified Conservative Income Fund
Class I
2007	$ X.XX	X.XX	%	$ X.XX	X.XX	%	X.XX	%	X.XX	%	XX	%
2006	11.26	5.36		4,165	0.37		2.79		0.61		41
2005	11.06	2.41		3,660	0.37		2.16		0.66		27
2004	11.20	12.00		3,434	0.37		1.99		0.61		23
2003(1)	10.27	(0.12)		1,710	0.37		2.19		0.61		24
Diversified Conservative Fund
Class I
2007	$ X.XX	X.XX	%	$ X.XX	X.XX	%	X.XX	%	X.XX	%	XX	%
2006	10.96	7.95		7,250	0.37		2.54		0.61		43
2005	10.47	3.62		7,571	0.37		2.31		0.66		18
2004	10.49	18.72		6,045	0.37		2.15		0.61		15
2003(1)	9.09	(2.93)		3,583	0.37		2.10		0.62		40
Diversified Global Moderate Growth Fund
Class I
2007	$ X.XX	X.XX	%	$ X.XX	X.XX	%	X.XX	%	X.XX	%	XX	%
2006	11.93	12.41		18,748	0.37		2.15		0.61		58
2005	10.89	5.80		13,973	0.37		2.10		0.67		24
2004	11.08	27.28		8,408	0.37		1.96		0.62		36
2003(1)	8.92	(7.51)		2,222	0.37		1.74		0.62		123
Diversified Moderate Growth Fund
Class I
2007	$ X.XX	X.XX	%	$ X.XX	X.XX	%	X.XX	%	X.XX	%	XX	%
2006	13.29	11.14		23,262	0.37		1.91		0.61		52
2005	12.20	4.87		19,137	0.37		1.81		0.65		18
2004	11.90	25.61		10,887	0.37		1.59		0.62		17

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	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains (Losses) on Securities		Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions
2003(1)	10.70	0.15		(1.02)		(0.87)	(0.13)	(0.03)	(0.16)
Diversified Global Growth Fund
Class I
2007	$ XX.XX	$ X.XX		$ X.XX		$ X.XX	$ (X.XX )	$ (X.XX )	$ (X.XX )
2006	12.00	0.18	*	1.68	*	1.86	(0.18)	(0.07)	(0.25)
2005	11.62	0.17	*	0.60	*	0.77	(0.19)	(0.20)	(0.39)
2004	8.79	0.13	*	2.86	*	2.99	(0.12)	(0.04)	(0.16)
2003(2)	9.38	0.07		(0.58)		(0.51)	(0.07)	(0.01)	(0.08)
Diversified Global Stock Fund
Class I
2007	$ XX.XX	$ X.XX		$ X.XX		$ X.XX	$ (X.XX )	$ (X.XX )	$ (X.XX )
2006	11.14	0.10	*	1.94	*	2.04	(0.08)	(0.02)	(0.10)
2005	10.50	0.10	*	0.67	*	0.77	(0.09)	(0.04)	(0.13)
2004	7.50	0.06	*	2.99	*	3.05	(0.04)	(0.01)	(0.05)
2003(2)	8.30	—		(0.78)		(0.78)	(0.02)	—	(0.02)
Diversified U.S. Stock Fund
Class I
2007	$ XX.XX	$ X.XX		$ X.XX		$ X.XX	$ (X.XX )	$ (X.XX )	$ (X.XX )
2006	13.44	0.05	*	2.07	*	2.12	(0.05)	(0.03)	(0.08)
2005	12.89	0.08	*	0.61	*	0.69	(0.08)	(0.06)	(0.14)
2004	9.48	0.06	*	3.41	*	3.47	(0.05)	(0.01)	(0.06)
2003(3)	10.03	0.02		(0.55)		(0.53)	(0.02)	—	(0.02)

	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets**		Ratio of Net Investment Income to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimburse- ment)**		Portfolio Turnover Rate
2003(1)	9.67	(8.22)	4,858	0.37		1.42		0.63		30
Diversified Global Growth Fund
Class I
2007	$ X.XX	X.XX %	$ X.XX	X.XX	%	X.XX	%	X.XX	%	XX	%
2006	13.61	15.63	32,240	0.37		1.44		0.61		69
2005	12.00	6.59	22,177	0.37		1.47		0.66		16
2004	11.62	34.13	14,686	0.37		1.25		0.62		32
2003(2)	8.79	(5.52)	3,859	0.37		1.04		0.63		68
Diversified Global Stock Fund
Class I
2007	$ X.XX	X.XX %	$ X.XX	X.XX	%	X.XX	%	X.XX	%	XX	%
2006	13.08	18.40	9,110	0.37		0.82		0.61		86
2005	11.14	7.35	8,445	0.37		0.96		0.66		19
2004	10.50	40.77	3,177	0.37		0.58		0.61		58
2003(2)	7.50	(9.41)	978	0.37		0.01		0.63		149
Diversified U.S. Stock Fund
Class I
2007	$ X.XX	X.XX %	$ X.XX	X.XX	%	X.XX	%	X.XX	%	XX	%
2006	15.48	15.78	5,936	0.37		0.35		0.62		101
2005	13.44	5.35	4,323	0.37		0.58		0.66		11
2004	12.89	36.76	2,251	0.37		0.51		0.61		27
2003(3)	9.48	(5.25)	698	0.37		0.05		0.63		14

(1)          Commenced operations June 28, 2002.  All ratios have been annualized.  Total return has not been annualized.

(2)          Commenced operations July 31, 2002.  All ratios have been annualized.  Total return has not been annualized.

(3)          Commenced operations September 4, 2002.  All ratios have been annualized.  Total return has not been annualized.

†                  Returns are for the period indicated and have not been annualized.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*                 Per share calculations were performed using average shares.

**          The expense ratios do not include expenses of the underlying affiliated investment companies.

Amounts designated as “—” are $0 or have been rounded to $0.

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SEI ASSET ALLOCATION TRUST

Investment Adviser

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, PA 19456

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius LLP

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated July 31, 2007 includes detailed information about SEI Asset Allocation Trust.

The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Funds’ holdings and contain information from the Funds’ managers about Fund strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

By Telephone:	Call 1-800-DIAL-SEI

By Mail:	Write to the Funds at:
One Freedom Valley Drive
Oaks, PA 19456

By Internet:	http://www.seic.com

63

From the SEC:  You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the SEI Asset Allocation Trust, from the EDGAR Database on the SEC’s website (“http://www.sec.gov”).  You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.  You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address:  publicinfo@sec.gov.

SEI Asset Allocation Trust’s Investment Company Act registration number is 811-07445.

64

SEI ASSET ALLOCATION TRUST

Class A Shares

PROSPECTUS

July 31, 2007

DEFENSIVE STRATEGY FUND

DEFENSIVE STRATEGY ALLOCATION FUND

CONSERVATIVE STRATEGY FUND

CONSERVATIVE STRATEGY ALLOCATION FUND

MODERATE STRATEGY FUND

MODERATE STRATEGY ALLOCATION FUND

AGGRESSIVE STRATEGY FUND

TAX-MANAGED AGGRESSIVE STRATEGY FUND

CORE MARKET STRATEGY FUND

CORE MARKET STRATEGY ALLOCATION FUND

MARKET GROWTH STRATEGY FUND

MARKET GROWTH STRATEGY ALLOCATION FUND

Investment Adviser:

SEI INVESTMENTS MANAGEMENT CORPORATION

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

About This Prospectus

SEI Asset Allocation Trust is a mutual fund family that offers shares in separate investment portfolios (Funds). This prospectus gives you important information about Class A Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about each Fund, please see:

Global Asset Allocation

Each Fund has its own distinct risk and reward characteristics, investment objective, policies and strategies. In addition to managing the Funds, SEI Investments Management Corporation (SIMC) constructs and maintains global asset allocation strategies for certain clients, and the Funds are designed in part to implement those strategies by investing in certain mutual funds (Underlying SEI Funds), each of which is managed by SIMC. The degree to which an investor’s Fund is invested in the particular market segments and/or asset classes represented by the Underlying SEI Funds varies, as does the investment risk/return potential represented by each Fund. Some Funds may have extremely volatile returns. Because of the historical lack of correlation among various asset classes, an investment in a portfolio of Funds representing a range of asset classes as part of an asset allocation strategy may reduce the strategy’s overall level of volatility. As a result, a global asset allocation strategy may reduce risk.

In managing the Funds, SIMC focuses on four key principles: asset allocation, portfolio structure, the use of managers and continuous portfolio management. Asset allocation across appropriate asset classes (i.e., the Underlying SEI Funds) is the central theme of SIMC’s investment philosophy. SIMC then oversees a network of managers who invest the assets of the Underlying SEI Funds in distinct segments of the market or class represented by each Underlying SEI Fund. These managers adhere to distinct investment disciplines, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes. Finally, SIMC regularly rebalances to ensure that the appropriate mix of assets is constantly in place, and constantly monitors and evaluates managers for the Underlying SEI Funds to ensure that they do not deviate from their stated investment philosophy or process.

Strategy Allocation Funds: Each of the Defensive Strategy Allocation Fund, Conservative Strategy Allocation Fund, Moderate Strategy Allocation Fund, Core Market Strategy Allocation Fund and Market Growth Strategy Allocation Fund (each, a Strategy Allocation Fund and, together, the Strategy Allocation Funds) is designed to be a component of a broader tax-managed investment strategy (a GoalLink Strategy). The Strategy Allocation Funds are not designed to be a complete investment program. Shareholders who participate in a GoalLink Strategy allocate their overall investment portfolio among investments in a Strategy Allocation Fund and in one or more SEI funds that invest principally in municipal bonds, based on model strategies developed by SIMC and selected by the shareholder in consultation with his or her investment adviser. Therefore, the Strategy Allocation Funds are not recommended for investment by persons who do not choose to participate in a GoalLink Strategy.

Risk/Return Information Common to the Funds

Each Fund is a mutual fund. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund’s assets are managed under the direction of SIMC, who manages the Fund’s assets in a way that it believes will help each Fund achieve its goal. In order to achieve its investment objective, SIMC allocates each Fund’s assets among certain Underlying SEI Funds. These Underlying SEI Funds are separately-managed series of the following investment companies: SEI Institutional Managed Trust (SIMT), SEI Institutional International Trust (SIT), SEI Tax Exempt Trust (STET) and SEI Daily Income Trust (SDIT). Each Underlying SEI Fund invests primarily in domestic or foreign equity securities, domestic or foreign fixed income securities or money market instruments. The assets of each Fund are allocated among Underlying SEI Funds in accordance with its investment objective. These Underlying SEI Funds, in turn, invest directly in securities in accordance with their own varying investment objectives and policies. SIMC may change the allocations to the particular asset classes represented by the Underlying SEI Funds when it deems it appropriate.

Still, investing in the Funds involves risk, and there is no guarantee that a Fund will achieve its goal. SIMC’s judgments about the markets or the economy and its decisions about investing in Underlying SEI Funds may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job SIMC does, you could lose money on your investment in the Funds, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in a Fund is based on the market prices of the Underlying SEI Funds and, in turn, the securities that the Underlying SEI Funds hold. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities an Underlying SEI Fund owns and the markets in which those securities trade. The estimated level of volatility for each Fund is set forth in the Fund Summaries that follow. The effect on an Underlying SEI Fund of a change in the value of a single security will depend on how widely the Underlying SEI Fund diversifies its holdings.

DEFENSIVE STRATEGY FUND

Fund Summary

Investment Goal:	Manage risk of loss while providing current income and opportunity for limited capital appreciation

Share Price Volatility:	Low to medium

Principal Investment Strategy:

Invest in a combination of Underlying SEI Funds that invest primarily in U.S. short-term investment grade fixed income securities and, to a lesser extent, U.S. and/or foreign non-investment grade fixed income securities, common stocks and securities of real estate companies

Investment Strategy

The Defensive Strategy Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund’s assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. short-term investment grade fixed income securities, including mortgage-backed securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest in U.S. and/or foreign non-investment grade fixed income securities, common stocks and securities of real estate companies. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

Fund/Asset Class	Investment Range (Percentage of the Fund’s Assets)

U.S. Equity
SIMT Large Cap Growth Fund
SIMT Large Cap Value Fund
SIMT Large Cap Diversified Alpha Fund
SIMT Small/Mid Cap Diversified Alpha Fund
SIMT U.S. Managed Volatility Fund
SIMT Global Managed Volatility Fund
SIMT Small Cap Growth Fund
SIMT Small Cap Value Fund

0-30%

International Equity SIT Emerging Markets Equity Fund SIT International Equity Fund	0-15%

Real Estate SIMT Real Estate Fund	0-20%

Investment Grade Bonds & Money Market SDIT Ultra Short Bond Fund SIMT Core Fixed Income Fund SIMT Enhanced Income Fund SLAT Prime Obligation Fund	50-100%

Non-Investment Grade Bonds SIT Emerging Markets Debt Fund SIMT High Yield Bond Fund	0-30%

What are the Risks of Investing in the Fund?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund’s assets among them. The prices of an Underlying SEI Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, an Underlying SEI Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Junk bonds, which are bonds rated below investment grade, involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund’s investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an

Underlying SEI Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

An Underlying SEI Fund’s investments in the securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties and defaults by borrowers or tenants. In addition to these risks, real estate investment trusts (REITs) and real estate operating companies (REOCs) are dependent on specialized management skills and some REITs and REOCs may have investments in relatively few properties, or in a small geographic area or a single type of property. These factors may increase the volatility of an Underlying SEI Fund’s investments in REITs or REOCs.

Short sales are transactions in which an Underlying SEI Fund sells a security it does not own. To complete a short sale, an Underlying SEI Fund must borrow the security to deliver to the buyer. An Underlying SEI Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by an Underlying SEI Fund and the Underlying SEI Fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Underlying SEI Fund replaces the borrowed security.

The Fund is also subject to the risk that categories of securities in which it invests may underperform other segments of the markets or the markets as a whole. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund’s Class A Shares for three years. The performance information shown is based on full calendar years.

2004	X.XX%
2005	X.XX%
2006	X.XX%

Best Quarter:	Worst Quarter:
X.XX%	X.XX%
(MM/DD/YY)	(MM/DD/YY)

The Fund’s Class A total return from January 1, 2007 to June 30, 2007 was X.XX%.

This table compares the Fund’s average annual total returns for Class A Shares for the periods ended December 31, 2006 to those of the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index), Lehman Aggregate Bond Index and Merrill Lynch 3-Month U.S. Treasury Bill Index.

Defensive Strategy Fund – Class A	1 Year		5 Years		10 Years		Since Inception*
Return Before Taxes	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Lehman Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Merrill Lynch 3-Month U.S. Treasury Bill Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%	X.XX	%	X.XX	%

*                      The inception date for the Fund’s Class A Shares is November 14, 2003. Index returns shown from November 30, 2003.

**               After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***        An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely-recognized, market capitalization-weighted index (number of shares outstanding multiplied by stock price) of 500 stocks that are traded on the New York Stock Exchange, American Stock Exchange and Nasdaq National Market. The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Lehman Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Government obligations, corporate debt securities and AAA rated mortgage-backed securities. All securities in the Lehman Aggregate Bond Index are rated investment grade (BBB-) or higher, with maturities of at least one year. The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged index of treasury securities that assumes reinvestment of all income.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (Expenses deducted from Fund assets)	Class A Shares
Investment Advisory Fees	X.XX	%
Distribution (12b-1) Fees	X.XX	%
Other Expenses	X.XX	%
Acquired Fund Fees and Expenses	X.XX	%*
Total Annual Fund Operating Expenses	X.XX	%**

*              This amount reflects the estimated amount of expenses borne indirectly by the Fund as a result of its investments in the Underlying SEI Funds. Underlying Fund Expenses are estimated based upon the Fund’s investments in the Underlying SEI Funds as of March 31, 2007 and the total net operating expenses (after any fee waivers and/or fee reimbursements) for each Underlying SEI Fund’s most recently completed fiscal year. Actual Underlying SEI Fund expenses indirectly borne by the Fund will vary with changes in the allocation of the Fund’s assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds. For additional information on the total operating expenses of each Underlying SEI Fund, please see “Information About the Underlying SEI Funds.”

**           The Fund’s total actual annual fund operating expenses (which reflect the estimated amount of expenses borne indirectly by the Fund as a result of its investment in the Underlying SEI Funds) for the current fiscal year were less than the amount shown above because the Adviser, the Fund’s administrator and/or the Fund’s distributor each waived a portion of the fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level. The Adviser, the Fund’s administrator and/or the Fund’s distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund’s actual total operating expenses were as follows:

Defensive Strategy Fund – Class A Shares	X.XX	%

For more information about these fees, see “Investment Adviser.”

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund’s fees are equal to the “Total Annual Fund Operating Expenses” figure in the table above. Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Defensive Strategy Fund – Class A Shares	$	XXX	$	XXX	$	XXX	$	XXX

DEFENSIVE STRATEGY ALLOCATION FUND

Fund Summary

Investment Goal:	Generate investment income while providing opportunity for capital appreciation

Strategy and Fund Risk:

Low to medium overall, when viewed as a component of a broader tax-managed defensive strategy; however, viewed independently, the Fund’s share price may vary from medium to high, depending on asset allocation

Principal Investment Strategy:

Invest in a combination of Underlying SEI Funds that invest primarily in U.S. common stocks and short-term investment grade fixed income securities, U.S. and/or foreign non-investment grade fixed income securities, as well as, to a lesser extent, securities of real estate companies and foreign equity securities

GoalLink Strategy Component

The Defensive Strategy Allocation Fund is designed to be a component of a broader GoalLink tax-managed defensive investment strategy. Shareholders who participate in the GoalLink Strategy allocate their overall investment portfolio among investments in the Fund and separate investments in one or more SEI funds that invest primarily in municipal bonds (Muni Bond Funds). The allocation between the Fund and investments in Muni Bond Funds is based on models developed by SIMC and selected by the shareholder in consultation with his or her investment adviser. The Fund is not designed to be a complete investment program outside of the GoalLink Strategy. Accordingly, the Fund is not recommended for persons who do not participate in the GoalLink Strategy.

Fund Investment Strategy

The Defensive Strategy Allocation Fund invests in Underlying SEI Funds that form the non-Underlying Muni Bond Fund component of the tax-managed defensive GoalLink Strategy. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund’s assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. common stocks and short-term investment grade fixed income securities and U.S. and/or foreign non-investment grade fixed income securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest in securities of real estate companies and foreign equity securities. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

Fund/Asset Class	Investment Range (Percentage of the Fund’s Assets)

U.S. Equity
SIMT Large Cap Growth Fund
SIMT Large Cap Value Fund
SIMT Large Cap Diversified Alpha Fund
SIMT Small/Mid Cap Diversified Alpha Fund
SIMT U.S. Managed Volatility Fund
SIMT Small Cap Growth Fund
SIMT Small Cap Value Fund
SIMT Tax-Managed Large Cap Fund
SIMT Tax-Managed Small Cap Fund

0-100%

International Equity SIT Emerging Markets Equity Fund SIT International Equity Fund	0-30%

Real Estate SIMT Real Estate Fund	0-40%

Investment Grade Bonds & Money Market SDIT Ultra Short Bond Fund SLAT Prime Obligation Fund STET Tax Free Fund	0-100%

Non-Investment Grade Bonds SIMT High Yield Bond Fund SIT Emerging Markets Debt Fund	0-60%

What are the Risks of Investing in the Fund?

Strategy Risks. The Fund is intended to be used only as a part of the tax-managed defensive GoalLink Strategy and is not designed as a stand-alone investment. The overall investment risk to a shareholder is significantly different when not combined with recommended investments in Underlying Muni Bond Funds as part of a GoalLink Strategy.

Investment Risks. The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund’s assets among them. The prices of an Underlying SEI Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, an Underlying SEI Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Junk bonds, which are bonds rated below investment grade, involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund’s investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an Underlying SEI Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

An Underlying SEI Fund’s investments in the securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties and defaults by borrowers or tenants. In addition to these risks, REITs and REOCs are dependent on specialized management skills and some REITs and REOCs may have investments in relatively few properties, or in a small geographic area or a single type of property. These factors may increase the volatility of an Underlying SEI Fund’s investments in REITs or REOCs.

Short sales are transactions in which an Underlying SEI Fund sells a security it does not own. To complete a short sale, an Underlying SEI Fund must borrow the security to deliver to the buyer. An Underlying SEI Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by an Underlying SEI Fund and the Underlying SEI Fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Underlying SEI Fund replaces the borrowed security.

The Fund is also subject to the risk that categories of securities in which it invests may underperform other segments of the markets or the markets as a whole. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

While the Fund may actively allocate its assets among the Underlying SEI Funds, the Fund attempts to manage the tax impact to investors by investing significant portions of the portfolio in Underlying SEI Funds that implement a tax-managed strategy when investing in equity securities. However, the Fund may also invest in Underlying SEI Funds that generate taxable income or that do not implement tax-managed strategies, and, therefore, will likely incur taxable income and may generate taxable capital gains in any year.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future. For the year ended December 31, 2004, the performance information below reflects the period when the Fund held significant positions in Muni Bond Funds. The Fund’s investment policies have been modified so that, effective March 30, 2005, the Fund no longer holds significant positions in such funds.

This bar chart shows the performance of the Fund’s Class A Shares for three years. The performance information shown is based on full calendar years.

2004	X.XX%
2005	X.XX%
2006	X.XX%

Best Quarter:	Worst Quarter:
X.XX%	X.XX%
(MM/DD/YY)	(MM/DD/YY)

The Fund’s Class A total return from January 1, 2007 to June 30, 2007 was X.XX%.

This table compares the Fund’s average annual total returns for Class A Shares for the periods ended December 31, 2006 to those of the S&P 500 Index and Lehman Aggregate Bond Index.

Defensive Strategy Allocation Fund – Class A	1 Year		Since Inception*
Return Before Taxes	X.XX	%	X.XX	%
Return After Taxes on Distributions**	X.XX	%	X.XX	%
Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%
Lehman Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%

*                      The inception date for the Fund’s Class A Shares is November 14, 2003. Index returns shown from November 30, 2003.

**               After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***        An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely-recognized, market capitalization-weighted index (number of shares outstanding multiplied by stock price) of 500 stocks that are traded on the New York Stock Exchange, American Stock Exchange and Nasdaq National Market. The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Lehman Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Government obligations, corporate debt securities and AAA rated mortgage-backed securities. All securities in the Lehman Aggregate Bond Index are rated investment grade (BBB-) or higher, with maturities of at least one year.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (Expenses deducted from Fund assets)	Class A Shares
Investment Advisory Fees	X.XX	%
Distribution (12b-1) Fees	X.XX	%
Other Expenses	X.XX	%
Acquired Fund Fees and Expenses	X.XX	%*
Total Annual Fund Operating Expenses	X.XX	%**

*              This amount reflects the estimated amount of expenses borne indirectly by the Fund as a result of its investments in the Underlying SEI Funds. Underlying Fund Expenses are estimated based upon the Fund’s investments in the Underlying SEI Funds as of March 31, 2007 and the total net operating expenses (after any fee waivers and/or fee reimbursements) for each Underlying SEI Fund’s most recently completed fiscal year. Actual Underlying SEI Fund expenses indirectly borne by the Fund will vary with changes in the allocation of the Fund’s assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds. For additional information on the total operating expenses of each Underlying SEI Fund, please see “Information About the Underlying SEI Funds.”

**           The Fund’s total actual annual fund operating expenses (which reflect the estimated amount of expenses borne indirectly by the Fund as a result of its investment in the Underlying SEI Funds) for the current fiscal year were less than the amount shown above because the Adviser, the Fund’s administrator and/or the Fund’s distributor each waived a portion of the fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level. The Adviser, the Fund’s administrator and/or the Fund’s distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund’s actual total operating expenses were as follows:

Defensive Strategy Allocation Fund – Class A Shares	X.XX	%

For more information about these fees, see “Investment Adviser.”

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund’s fees are equal to the “Total Annual Fund Operating Expenses” figure in the table above. Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Defensive Strategy Allocation Fund – Class A Shares	$	XXX	$	XXX	$	XXX	$	XXX

CONSERVATIVE STRATEGY FUND

Fund Summary

Investment Goal:	Manage risk of loss while providing the opportunity for modest capital appreciation

Share Price Volatility:	Low to medium

Principal Investment Strategy:

Invest in a combination of Underlying SEI Funds that invest primarily in U.S. short-term investment grade fixed income securities and, to a lesser extent, U.S. and/or foreign non-investment grade fixed income securities, common stocks and securities of real estate companies

Investment Strategy

The Conservative Strategy Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund’s assets will be invested in Underlying SEI Funds that invest primarily in U.S. short-term investment grade fixed income securities, including mortgage-backed securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities, common stocks and securities of real estate companies. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

Fund/Asset Class	Investment Range (Percentage of the Fund’s Assets)

U.S. Equity
SIMT Large Cap Growth Fund
SIMT Large Cap Value Fund
SIMT Large Cap Diversified Alpha Fund
SIMT Small/Mid Cap Diversified Alpha Fund
SIMT U.S. Managed Volatility Fund
SIMT Global Managed Volatility Fund
SIMT Small Cap Growth Fund
SIMT Small Cap Value Fund

0-40%

International Equity SIT Emerging Markets Equity Fund SIT International Equity Fund	0-20%

Real Estate SIMT Real Estate Fund	0-25%

Investment Grade Bonds & Money Market SDIT Ultra Short Bond Fund SIMT Core Fixed Income Fund SIMT Enhanced Income Fund SLAT Prime Obligation Fund	35-100%

Non-Investment Grade Bonds SIT Emerging Markets Debt Fund SIMT High Yield Bond Fund	0-35%

What are the Risks of Investing in the Fund?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund’s assets among them. The prices of an Underlying SEI Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, an Underlying SEI Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Junk bonds, which are bonds rated below investment grade, involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund’s investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an Underlying SEI Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

An Underlying SEI Fund’s investments in the securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties and defaults by borrowers or tenants. In addition to these risks, REITs and REOCs are dependent on specialized management skills and some REITs and REOCs may have investments in relatively few properties, or in a small geographic area or a single type of property. These factors may increase the volatility of an Underlying SEI Fund’s investments in REITs or REOCs.

Short sales are transactions in which an Underlying SEI Fund sells a security it does not own. To complete a short sale, an Underlying SEI Fund must borrow the security to deliver to the buyer. An Underlying SEI Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by an Underlying SEI Fund and the Underlying SEI Fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Underlying SEI Fund replaces the borrowed security.

The Fund is also subject to the risk that categories of securities in which it invests may underperform other segments of the markets or the markets as a whole. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund’s Class A Shares for three years. The performance information shown is based on full calendar years.

2004	X.XX%
2005	X.XX%
2006	X.XX%

Best Quarter:	Worst Quarter:
X/XX%	X.XX%
(MM/DD/YY)	(MM/DD/YY)

The Fund’s Class A total return from January 1, 2007 to June 30, 2007 was X.XX%.

This table compares the Fund’s average annual total returns for Class A Shares for the periods ended December 31, 2006 to those of the S&P 500 Index, Lehman Aggregate Bond Index and Merrill Lynch 3-Month U.S. Treasury Bill Index.

Conservative Strategy Fund – Class A	1 Year		5 Years		10 Years		Since Inception*
Return Before Taxes	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Lehman Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Merrill Lynch 3-Month U.S. Treasury Bill Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%	X.XX	%	X.XX	%

*                      The inception date for the Fund’s Class A Shares is November 14, 2003. Index returns shown from November 30, 2003.

**               After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***        An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely-recognized, market capitalization-weighted index (number of shares outstanding multiplied by stock price) of 500 stocks that are traded on the New York Stock Exchange, American Stock Exchange and Nasdaq National Market. The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Lehman Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Government obligations, corporate debt securities and AAA rated mortgage-backed securities. All securities in the Lehman Aggregate Bond Index are rated investment grade (BBB-) or higher, with maturities of at least one year. The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged index of treasury securities that assumes reinvestment of all income.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (Expenses deducted from Fund assets)	Class A Shares
Investment Advisory Fees	X.XX	%
Distribution (12b-1) Fees	X.XX	%
Other Expenses	X.XX	%
Acquired Fund Fees and Expenses	X.XX	%*
Total Annual Fund Operating Expenses	X.XX	%**

*              This amount reflects the estimated amount of expenses borne indirectly by the Fund as a result of its investments in the Underlying SEI Funds. Underlying Fund Expenses are estimated based upon the Fund’s investments in the Underlying SEI Funds as of March 31, 2007 and the total net operating expenses (after any fee waivers and/or fee reimbursements) for each Underlying SEI Fund’s most recently completed fiscal year. Actual Underlying SEI Fund expenses indirectly borne by the Fund will vary with changes in the allocation of the Fund’s assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds. For additional information on the total operating expenses of each Underlying SEI Fund, please see “Information About the Underlying SEI Funds.”

**           The Fund’s total actual annual fund operating expenses (which reflect the estimated amount of expenses borne indirectly by the Fund as a result of its investment in the Underlying SEI Funds) for the current fiscal year were less than the amount shown above because the Adviser, the Fund’s administrator and/or the Fund’s distributor each waived a portion of the fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level. The Adviser, the Fund’s administrator and/or the Fund’s distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund’s actual total operating expenses were as follows:

Conservative Strategy Fund – Class A Shares	X.XX	%

For more information about these fees, see “Investment Adviser.”

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund’s fees are equal to the “Total Annual Fund Operating Expenses” figure in the table above. Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Conservative Strategy Fund – Class A Shares	$	XXX	$	XXX	$	XXX	$	XXX

CONSERVATIVE STRATEGY ALLOCATION FUND

Fund Summary

Investment Goal:	Generate investment income while providing opportunity for capital appreciation

Strategy and Fund Risk:

Low to medium overall, when viewed as a component of a broader tax-managed conservative strategy; however, viewed independently, the Fund’s share price may vary from medium to high, depending on asset allocation

Principal Investment Strategy:

Invest in a combination of Underlying SEI Funds that invest primarily in U.S. common stocks and short-term investment grade fixed income securities, U.S. and/or foreign non-investment grade fixed income securities, as well as, to a lesser extent, securities of real estate companies and foreign equity securities

GoalLink Strategy Component

The Conservative Strategy Allocation Fund is designed to be a component of a broader GoalLink tax-managed conservative investment strategy. Shareholders who participate in the GoalLink Strategy allocate their overall investment portfolio among investments in the Fund and separate investments in one or more Muni Bond Funds. The allocation between the Fund and investments in Muni Bond Funds is based on models developed by SIMC and selected by the shareholder in consultation with his or her investment adviser. The Fund is not designed to be a complete investment program outside of the GoalLink Strategy. Accordingly, the Fund is not recommended for persons who do not participate in the GoalLink Strategy.

Fund Investment Strategy

The Conservative Strategy Allocation Fund invests in Underlying SEI Funds that form the non-Underlying Muni Bond Fund component of the tax-managed conservative GoalLink Strategy. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund’s assets will be invested in Underlying SEI Funds that invest primarily in U.S. common stocks and short-term investment grade fixed income securities and U.S. and/or foreign non-investment grade fixed income securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in securities of real estate companies and foreign equity securities. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

Fund/Asset Class	Investment Range (Percentage of the Fund’s Assets)

U.S. Equity
SIMT Large Cap Growth Fund
SIMT Large Cap Value Fund
SIMT Large Cap Diversified Alpha Fund
SIMT Small/Mid Cap Diversified Alpha Fund
SIMT U.S. Managed Volatility Fund
SIMT Small Cap Growth Fund
SIMT Small Cap Value Fund
SIMT Tax-Managed Large Cap Fund
SIMT Tax-Managed Small Cap Fund

0-100%

International Equity SIT Emerging Markets Equity Fund SIT International Equity Fund	0-40%

Real Estate SIMT Real Estate Fund	0-50%

Investment Grade Bonds & Money Market SDIT Ultra Short Bond Fund SLAT Prime Obligation Fund STET Tax Free Fund	0-80%

Non-Investment Grade Bonds SIMT High Yield Bond Fund SIT Emerging Markets Debt Fund	0-60%

What are the Risks of Investing in the Fund?

Strategy Risks. The Fund is intended to be used only as a part of the tax-managed conservative GoalLink Strategy and is not designed as a stand-alone investment. The overall investment risk to a shareholder is significantly different when not combined with recommended investments in Underlying Muni Bond Funds as part of a GoalLink Strategy.

Investment Risks. The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund’s assets among them. The prices of an Underlying SEI Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, an Underlying SEI Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Junk bonds, which are bonds rated below investment grade, involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund’s investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Underlying SEI Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

An Underlying SEI Fund’s investments in the securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties and defaults by borrowers or tenants. In addition to these risks, REITs and REOCs are dependent on specialized management skills and some REITs and REOCs may have investments in relatively few properties, or in a small geographic area or a single type of property. These factors may increase the volatility of an Underlying SEI Fund’s investments in REITs or REOCs.

Short sales are transactions in which an Underlying SEI Fund sells a security it does not own. To complete a short sale, an Underlying SEI Fund must borrow the security to deliver to the buyer. An Underlying SEI Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by an Underlying SEI Fund and the Underlying SEI Fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Underlying SEI Fund replaces the borrowed security.

The Fund is also subject to the risk that categories of securities in which it invests may underperform other segments of the markets or the markets as a whole. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

While the Fund may actively allocate its assets among the Underlying SEI Funds, the Fund attempts to manage the tax impact to investors by investing significant portions of the portfolio in Underlying SEI Funds that implement a tax-managed strategy when investing in equity securities. However, the Fund may also invest in Underlying SEI Funds that generate taxable income or that do not implement tax-managed strategies, and, therefore, will likely incur taxable income and may generate taxable capital gains in any year.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future. For the year ended December 31, 2004, the performance information below reflects the period when the Fund held significant positions in Muni Bond Funds. The Fund’s investment policies have been modified so that, effective March 30, 2005, the Fund no longer holds significant positions in such funds.

This bar chart shows the performance of the Fund’s Class A Shares for three years. The performance information shown is based on full calendar years.

2004	X.XX%
2005	X.XX%
2006	X.XX%

Best Quarter:	Worst Quarter:
X.XX%	X.XX%
(MM/DD/YY)	(MM/DD/YY)

The Fund’s Class A total return from January 1, 2007 to June 30, 2007 was X.XX%.

This table compares the Fund’s average annual total returns for Class A Shares for the periods ended December 31, 2006 to those of the S&P 500 Index and Lehman Aggregate Bond Index.

Conservative Strategy Allocation Fund – Class A	1 Year		Since Inception*
Return Before Taxes	X.XX	%	X.XX	%
Return After Taxes on Distributions**	X.XX	%	X.XX	%
Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%
Lehman Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%

*                      The inception date for the Fund’s Class A Shares is November 14, 2003. Index returns shown from November 30, 2003.

**               After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***        An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely-recognized, market capitalization-weighted index (number of shares outstanding multiplied by stock price) of 500 stocks that are traded on the New York Stock Exchange, American Stock Exchange and Nasdaq National Market. The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Lehman Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Government obligations, corporate debt securities and AAA rated mortgage-backed securities. All securities in the Lehman Aggregate Bond Index are rated investment grade (BBB-) or higher, with maturities of at least one year.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (Expenses deducted from Fund assets)	Class A Shares
Investment Advisory Fees	X.XX	%
Distribution (12b-1) Fees	X.XX	%
Other Expenses	X.XX	%
Acquired Fund Fees and Expenses	X.XX	%*
Total Annual Fund Operating Expenses	X.XX	%**

*              This amount reflects the estimated amount of expenses borne indirectly by the Fund as a result of its investments in the Underlying SEI Funds. Underlying Fund Expenses are estimated based upon the Fund’s investments in the Underlying SEI Funds as of March 31, 2007 and the total net operating expenses (after any fee waivers and/or fee reimbursements) for each Underlying SEI Fund’s most recently completed fiscal year. Actual Underlying SEI Fund expenses indirectly borne by the Fund will vary with changes in the allocation of the Fund’s assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds. For additional information on the total operating expenses of each Underlying SEI Fund, please see “Information About the Underlying SEI Funds.”

**           The Fund’s total actual annual fund operating expenses (which reflect the estimated amount of expenses borne indirectly by the Fund as a result of its investment in the Underlying SEI Funds) for the current fiscal year were less than the amount shown above because the Adviser, the Fund’s administrator and/or the Fund’s distributor each waived a portion of the fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level. The Adviser, the Fund’s administrator and/or the Fund’s distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund’s actual total operating expenses were as follows:

Conservative Strategy Allocation Fund – Class A Shares	X.XX	%

For more information about these fees, see “Investment Adviser.”

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund’s fees are equal to the “Total Annual Fund Operating Expenses” figure in the table above. Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Conservative Strategy Allocation Fund – Class A Shares	$	XXX	$	XXX	$	XXX	$	XXX

MODERATE STRATEGY FUND

Fund Summary

Investment Goal:	Capital appreciation, while managing the risk of loss

Share Price Volatility:	Medium to high

Principal Investment Strategy:

Invest in a combination of Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and/or U.S. short-term investment grade fixed income securities and, to a lesser extent, U.S. and/or foreign non-investment grade fixed income securities and securities of real estate companies

Investment Strategy

The Moderate Strategy Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund’s assets will be invested in Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and/or U.S. short-term investment grade fixed income securities, including mortgage-backed securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities and securities of real estate companies. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

Fund/Asset Class	Investment Range (Percentage of the Fund’s Assets)

U.S. Equity
SIMT Large Cap Growth Fund
SIMT Large Cap Value Fund
SIMT Large Cap Diversified Alpha Fund
SIMT Small/Mid Cap Diversified Alpha Fund
SIMT U.S. Managed Volatility Fund
SIMT Global Managed Volatility Fund
SIMT Small Cap Growth Fund
SIMT Small Cap Value Fund

0-50%

International Equity SIT Emerging Markets Equity Fund SIT International Equity Fund	0-25%

Real Estate SIMT Real Estate Fund	0-25%

Investment Grade Bonds & Money Market SDIT Ultra Short Bond Fund	20-100%

SIMT Core Fixed Income Fund SIMT Enhanced Income Fund SLAT Prime Obligation Fund

Non-Investment Grade Bonds SIT Emerging Markets Debt Fund SIMT High Yield Bond Fund	0-35%

What are the Risks of Investing in the Fund?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund’s assets among them. The prices of an Underlying SEI Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, an Underlying SEI Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund’s investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an Underlying SEI Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

An Underlying SEI Fund’s investments in the securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties and defaults by borrowers or tenants. In addition to these risks, REITs and REOCs are dependent on specialized management skills and some REITs and REOCs may have investments in relatively few properties, or in a small geographic area or a single type of property. These factors may increase the volatility of an Underlying SEI Fund’s investments in REITs or REOCs.

Junk bonds, which are bonds rated below investment grade, involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

Short sales are transactions in which an Underlying SEI Fund sells a security it does not own. To complete a short sale, an Underlying SEI Fund must borrow the security to deliver to the buyer. An Underlying SEI Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by an Underlying SEI Fund and the Underlying SEI Fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Underlying SEI Fund replaces the borrowed security.

The Fund is also subject to the risk that categories of securities in which it invests may underperform other segments of the markets or the markets as a whole. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund’s Class A Shares for three years. The performance information shown is based on full calendar years.

2004	X.XX%
2005	X.XX%
2006	X.XX%

Best Quarter:	Worst Quarter:
X.XX%	X.XX%
(MM/DD/YY)	(MM/DD/YY)

The Fund’s Class A total return from January 1, 2007 to June 30, 2007 was X.XX%.

This table compares the Fund’s average annual total returns for Class A Shares for the periods ended December 31, 2006 to those of the S&P 500 Index, Lehman Aggregate Bond Index, Morgan Stanley Capital International (MSCI) EAFE Index and Merrill Lynch 3-Month U.S. Treasury Bill Index.

Moderate Strategy Fund – Class A	1 Year		Since Inception*
Return Before Taxes	X.XX	%	X.XX	%
Return After Taxes on Distributions**	X.XX	%	X.XX	%
Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%
Lehman Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%
MSCI EAFE Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%
Merrill Lynch 3-Month U.S. Treasury Bill Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%

*                      The inception date for the Fund’s Class A Shares is November 14, 2003. Index returns shown from November 30, 2003.

**               After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***        An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely-recognized, market capitalization-weighted index (number of shares outstanding multiplied by stock price) of 500 stocks that are traded on the New York Stock Exchange, American Stock Exchange and Nasdaq National Market. The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Lehman Aggregate Bond Index is a widely-recognized, market value-

weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Government obligations, corporate debt securities and AAA rated mortgage-backed securities. All securities in the Lehman Aggregate Bond Index are rated investment grade (BBB-) or higher, with maturities of at least one year. The Morgan Stanley Capital International (MSCI) EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East. The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged index of treasury securities that assumes reinvestment of all income.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (Expenses deducted from Fund assets)	Class A Shares
Investment Advisory Fees	X.XX	%
Distribution (12b-1) Fees	X.XX	%
Other Expenses	X.XX	%
Acquired Fund Fees and Expenses	X.XX	%*
Total Annual Fund Operating Expenses	X.XX	%**

*              This amount reflects the estimated amount of expenses borne indirectly by the Fund as a result of its investments in the Underlying SEI Funds. Underlying Fund Expenses are estimated based upon the Fund’s investments in the Underlying SEI Funds as of March 31, 2007 and the total net operating expenses (after any fee waivers and/or fee reimbursements) for each Underlying SEI Fund’s most recently completed fiscal year. Actual Underlying SEI Fund expenses indirectly borne by the Fund will vary with changes in the allocation of the Fund’s assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds. For additional information on the total operating expenses of each Underlying SEI Fund, please see “Information About the Underlying SEI Funds.”

**           The Fund’s total actual annual fund operating expenses (which reflect the estimated amount of expenses borne indirectly by the Fund as a result of its investment in the Underlying SEI Funds) for the current fiscal year were less than the amount shown above because the Adviser, the Fund’s administrator and/or the Fund’s distributor each waived a portion of the fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level. The Adviser, the Fund’s administrator and/or the Fund’s distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund’s actual total operating expenses were as follows:

Moderate Strategy Fund – Class A Shares	X.XX	%

For more information about these fees, see “Investment Adviser.”

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund’s fees are equal to the “Total Annual Fund Operating Expenses” figure in the table above. Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Moderate Strategy Fund – Class A Shares	$	XXX	$	XXX	$	XXX	$	XXX

MODERATE STRATEGY ALLOCATION FUND

Fund Summary

Investment Goal:	Provide the opportunity for capital appreciation with some opportunity to generate income

Strategy and Fund Risk:

Medium to high overall, when viewed as a component of a broader tax-managed moderate strategy, and, when viewed independently, the Fund’s share price may vary from medium to high, depending on asset allocation

Principal Investment Strategy:

Invest in a combination of Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks, U.S. and/or foreign non-investment grade fixed income securities and, to a lesser extent, securities of real estate companies and U.S. short-term investment grade fixed income securities

GoalLink Strategy Component

The Moderate Strategy Allocation Fund is designed to be a component of a broader GoalLink tax-managed moderate investment strategy. Shareholders who participate in the GoalLink Strategy allocate their overall investment portfolio among investments in the Fund and separate investments in one or more Muni Bond Funds. The allocation between the Fund and investments in Muni Bond Funds is based on models developed by SIMC and selected by the shareholder in consultation with his or her investment adviser. The Fund is not designed to be a complete investment program outside of the GoalLink Strategy. Accordingly, the Fund is not recommended for persons who do not participate in the GoalLink Strategy.

Fund Investment Strategy

The Moderate Strategy Allocation Fund invests in Underlying SEI Funds that form the non-Underlying Muni Bond Fund component of the tax-managed moderate GoalLink Strategy. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund’s assets will be invested in Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and U.S. and/or foreign non-investment grade fixed income securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in securities of real estate companies and U.S. short-term investment grade fixed income securities. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

Fund/Asset Class	Investment Range (Percentage of the Fund’s Assets)

U.S. Equity
SIMT Large Cap Growth Fund
SIMT Large Cap Value Fund
SIMT Large Cap Diversified Alpha Fund
SIMT Small/Mid Cap Diversified Alpha Fund
SIMT U.S. Managed Volatility Fund
SIMT Small Cap Growth Fund
SIMT Small Cap Value Fund
SIMT Tax-Managed Large Cap Fund
SIMT Tax-Managed Small Cap Fund

0-100%

International Equity SIT Emerging Markets Equity Fund SIT International Equity Fund	0-50%

Real Estate SIMT Real Estate Fund	0-50%

Investment Grade Bonds & Money Market SDIT Ultra Short Bond Fund SLAT Prime Obligation Fund STET Tax Free Fund	0-60%

Non-Investment Grade Bonds SIMT High Yield Bond Fund SIT Emerging Markets Debt Fund	0-70%

What are the Risks of Investing in the Fund?

Strategy Risks. The Fund is intended to be used only as a part of the tax-managed moderate GoalLink Strategy and is not designed as a stand-alone investment. The overall investment risk to a shareholder is significantly different when not combined with recommended investments in Underlying Muni Bond Funds as part of a GoalLink Strategy.

Investment Risks. The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund’s assets among them. The prices of an Underlying SEI Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, an Underlying SEI Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund’s securities may fluctuate drastically from day to day.

Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund’s investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an Underlying SEI Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

An Underlying SEI Fund’s investments in the securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties and defaults by borrowers or tenants. In addition to these risks, REITs and REOCs are dependent on specialized management skills and some REITs and REOCs may have investments in relatively few properties, or in a small geographic area or a single type of property. These factors may increase the volatility of an Underlying SEI Fund’s investments in REITs or REOCs.

Junk bonds, which are bonds rated below investment grade, involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

Short sales are transactions in which an Underlying SEI Fund sells a security it does not own. To complete a short sale, an Underlying SEI Fund must borrow the security to deliver to the buyer. An Underlying SEI Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by an Underlying SEI Fund and the Underlying SEI Fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Underlying SEI Fund replaces the borrowed security.

The Fund is also subject to the risk that categories of securities in which it invests may underperform other segments of the markets or the markets as a whole. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

While the Fund may actively allocate its assets among the Underlying SEI Funds, the Fund attempts to manage the tax impact to investors by investing significant portions of the portfolio in Underlying SEI Funds that implement a tax-managed strategy when investing in equity securities. However, the Fund may also invest in Underlying SEI Funds that generate taxable income or that do not implement tax-managed strategies, and, therefore, will likely incur taxable income and may generate taxable capital gains in any year.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future. For the year ended December 31, 2004, the performance information below reflects the period when the Fund held significant positions in Muni Bond Funds. The Fund’s investment policies have been modified so that, effective March 30, 2005, the Fund no longer holds significant positions in such funds.

This bar chart shows the performance of the Fund’s Class A Shares for three years. The performance information shown is based on full calendar years.

2004	X.XX%
2005	X.XX%
2006	X.XX%

Best Quarter:	Worst Quarter:
X.XX%	X.XX%
(MM/DD/YY)	(MM/DD/YY)

The Fund’s Class A total return from January 1, 2007 to June 30, 2007 was X.XX%.

This table compares the Fund’s average annual total returns for Class A Shares for the periods ended December 31, 2006 to those of the S&P 500 Index, Lehman Aggregate Bond Index and Morgan Stanley Capital International (MSCI) EAFE Index.

Moderate Strategy Allocation Fund – Class A	1 Year		Since Inception*
Return Before Taxes	X.XX	%	X.XX	%
Return After Taxes on Distributions**	X.XX	%	X.XX	%
Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%
Lehman Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%
MSCI EAFE Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%

*                      The inception date for the Fund’s Class A Shares is November 14, 2003. Index returns shown from November 30, 2003.

**               After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***        An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely-recognized, market capitalization-weighted index (number of shares outstanding multiplied by stock price) of 500 stocks that are traded on the New York Stock Exchange, American Stock Exchange and Nasdaq National Market. The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Lehman Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S.

Government obligations, corporate debt securities and AAA rated mortgage-backed securities. All securities in the Lehman Aggregate Bond Index are rated investment grade (BBB-) or higher, with maturities of at least one year. The Morgan Stanley Capital International (MSCI) EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (Expenses deducted from Fund assets)	Class A Shares
Investment Advisory Fees	X.XX	%
Distribution (12b-1) Fees	X.XX	%
Other Expenses	X.XX	%
Acquired Fund Fees and Expenses	X.XX	%*
Total Annual Fund Operating Expenses	X.XX	%**

*              This amount reflects the estimated amount of expenses borne indirectly by the Fund as a result of its investments in the Underlying SEI Funds. Underlying Fund Expenses are estimated based upon the Fund’s investments in the Underlying SEI Funds as of March 31, 2007 and the total net operating expenses (after any fee waivers and/or fee reimbursements) for each Underlying SEI Fund’s most recently completed fiscal year. Actual Underlying SEI Fund expenses indirectly borne by the Fund will vary with changes in the allocation of the Fund’s assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds. For additional information on the total operating expenses of each Underlying SEI Fund, please see “Information About the Underlying SEI Funds.”

**           The Fund’s total actual annual fund operating expenses (which reflect the estimated amount of expenses borne indirectly by the Fund as a result of its investment in the Underlying SEI Funds) for the current fiscal year were less than the amount shown above because the Adviser, the Fund’s administrator and/or the Fund’s distributor each waived a portion of the fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level. The Adviser, the Fund’s administrator and/or the Fund’s distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund’s actual total operating expenses were as follows:

Moderate Strategy Allocation Fund – Class A Shares	X.XX	%

For more information about these fees, see “Investment Adviser.”

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund’s fees are equal to the “Total Annual Fund Operating Expenses” figure in the table above. Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Moderate Strategy Allocation Fund – Class A Shares	$	XXX	$	XXX	$	XXX	$	XXX

AGGRESSIVE STRATEGY FUND

Fund Summary

Investment Goal:	Long-term capital appreciation

Share Price Volatility:	High

Principal Investment Strategy:

Invest in a combination of Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and other equity securities and, to a lesser extent, U.S. and/or foreign fixed income securities of varying credit quality and securities of real estate companies

Investment Strategy

The Aggressive Strategy Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund’s assets will be invested in Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and other equity securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign fixed income securities of varying quality, and securities of real estate companies. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

Fund/Asset Class	Investment Range (Percentage of the Fund’s Assets)

U.S. Equity
SIMT Large Cap Growth Fund
SIMT Large Cap Value Fund
SIMT Large Cap Diversified Alpha Fund
SIMT Small/Mid Cap Diversified Alpha Fund
SIMT U.S. Managed Volatility Fund
SIMT Small Cap Growth Fund
SIMT Small Cap Value Fund

40-100%

International Equity SIT Emerging Markets Equity Fund SIT International Equity Fund	0-40%

Real Estate SIMT Real Estate Fund	0-20%

Investment Grade Bonds & Money Market SDIT Ultra Short Bond Fund SIMT Core Fixed Income Fund SLAT Prime Obligation Fund	0-25%

Non-Investment Grade Bonds SIT Emerging Markets Debt Fund SIMT High Yield Bond Fund	0-40%

What are the Risks of Investing in the Fund?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund’s assets among them. Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund’s investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an Underlying SEI Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The prices of an Underlying SEI Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, an Underlying SEI Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

An Underlying SEI Fund’s investments in the securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties and defaults by borrowers or tenants. In addition to these risks, REITs and REOCs are dependent on specialized management skills and some REITs and REOCs may have investments in relatively few properties, or in a small geographic area or a single type of property. These factors may increase the volatility of an Underlying SEI Fund’s investments in REITs or REOCs.

Junk bonds, which are bonds rated below investment grade, involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

Short sales are transactions in which an Underlying SEI Fund sells a security it does not own. To complete a short sale, an Underlying SEI Fund must borrow the security to deliver to the buyer. An Underlying SEI Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by an Underlying SEI Fund and the Underlying SEI Fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Underlying SEI Fund replaces the borrowed security.

The Fund is also subject to the risk that categories of securities in which it invests may underperform other segments of the markets or the markets as a whole. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund’s Class A Shares for three years. The performance information shown is based on full calendar years.

2004	X.XX%
2005	X.XX%
2006	X.XX%

Best Quarter:	Worst Quarter:
X.XX%	X.XX%
(MM/DD/YY)	(MM/DD/YY)

The Fund’s Class A total return from January 1, 2007 to June 30, 2007 was X.XX%.

This table compares the Fund’s average annual total returns for Class A Shares for the periods ended December 31, 2006 to those of the S&P 500 Index and Morgan Stanley Capital International (MSCI) EAFE Index.

Aggressive Strategy Fund – Class A	1 Year		Since Inception*
Return Before Taxes	X.XX	%	X.XX	%
Return After Taxes on Distributions**	X.XX	%	X.XX	%
Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%
MSCI EAFE Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%

*                      The inception date for the Fund’s Class A Shares is November 14, 2003. Index returns shown from November 30, 2003.

**               After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***        An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely-recognized, market capitalization-weighted index (number of shares outstanding multiplied by stock price) of 500 stocks that are traded on the New York Stock Exchange, American Stock Exchange and Nasdaq National Market. The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Morgan Stanley Capital International (MSCI) EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (Expenses deducted from Fund assets)	Class A Shares
Investment Advisory Fees	X.XX	%
Distribution (12b-1) Fees	X.XX	%
Other Expenses	X.XX	%
Acquired Fund Fees and Expenses	X.XX	%*
Total Annual Fund Operating Expenses	X.XX	%**

*              This amount reflects the estimated amount of expenses borne indirectly by the Fund as a result of its investments in the Underlying SEI Funds. Underlying Fund Expenses are estimated based upon the Fund’s investments in the Underlying SEI Funds, other than the SIMT Large Cap Diversified Alpha Fund, as of March 31, 2007 and the total net operating expenses (after any fee waivers and/or fee reimbursements) for each Underlying SEI Fund, other than the SIMT Large Cap Diversified Alpha Fund, for the most recently completed fiscal year. The portion of the Underlying Fund Expenses attributable to the SIMT Large Cap Diversified Alpha Fund is calculated based on estimates of the Fund’s investments in the SIMT Large Cap Diversified Alpha Fund and the estimated total net operating expenses of the SIMT Large Cap Diversified Alpha Fund (after any fee waivers and/or fee reimbursements) for its current fiscal year. Actual Underlying SEI Fund expenses indirectly borne by the Fund will vary with changes in the allocation of the Fund’s assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds. For additional information on the total operating expenses of each Underlying SEI Fund, please see “Information About the Underlying SEI Funds.”

**           The Fund’s total actual annual fund operating expenses (which reflect the estimated amount of expenses borne indirectly by the Fund as a result of its investment in the Underlying SEI Funds) for the current fiscal year were less than the amount shown above because the Adviser, the Fund’s administrator and/or the Fund’s distributor each waived a portion of the fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level. The Adviser, the Fund’s administrator and/or the Fund’s distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund’s actual total operating expenses were as follows:

Aggressive Strategy Fund – Class A Shares	X.XX	%

For more information about these fees, see “Investment Adviser.”

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund’s fees are equal to the “Total Annual Fund Operating Expenses” figure in the table above. Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Aggressive Strategy Fund – Class A Shares	$	XXX	$	XXX	$	XXX	$	XXX

TAX-MANAGED AGGRESSIVE STRATEGY FUND

Fund Summary

Investment Goal:	Long-term capital appreciation

Share Price Volatility:	High

Principal Investment Strategy:

Invest in a combination of Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and U.S. short-term investment grade fixed income securities and, to a lesser extent, U.S. and/or foreign fixed income securities of varying credit quality and securities of real estate companies

Investment Strategy

The Tax-Managed Aggressive Strategy Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund’s assets will be invested in Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and U.S. short-term investment grade fixed income securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign fixed income securities of varying credit quality and securities of real estate companies.

A portion of the U.S. equity component of the Fund’s portfolio will be invested in “tax-managed” Underlying SEI Funds. Given this tax-managed strategy, the Fund is intended for investors subject to Federal income taxation. Tax-exempt investors may wish to select Funds that do not have a tax-managed strategy. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

Fund/Asset Class	Investment Range (Percentage of the Fund’s Assets)

U.S. Equity
SIMT Large Cap Growth Fund
SIMT Large Cap Value Fund
SIMT Large Cap Diversified Alpha Fund
SIMT Small/Mid Cap Diversified Alpha Fund
SIMT U.S. Managed Volatility Fund
SIMT Small Cap Growth Fund
SIMT Small Cap Value Fund
SIMT Tax-Managed Large Cap Fund
SIMT Tax-Managed Small Cap Fund

40-100%

International Equity SIT Emerging Markets Equity Fund SIT International Equity Fund	0-40%

Real Estate SIMT Real Estate Fund	0-20%

Investment Grade Bonds & Money Market SDIT Ultra Short Bond Fund SLAT Prime Obligation Fund STET Tax Free Fund	0-25%

Non-Investment Grade Bonds SIMT High Yield Bond Fund SIT Emerging Markets Debt Fund	0-40%

What are the Risks of Investing in the Fund?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund’s assets among them. Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund’s investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an Underlying SEI Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The prices of an Underlying SEI Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, an Underlying SEI Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Junk bonds, which are bonds rated below investment grade, involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

An Underlying SEI Fund’s investments in the securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties and defaults by borrowers or tenants. In addition to these risks, REITs and REOCs are dependent on specialized management skills and some REITs and REOCs may have investments in relatively few properties, or in a small geographic area or a single type of property. These factors may increase the volatility of an Underlying SEI Fund’s investments in REITs or REOCs.

Short sales are transactions in which an Underlying SEI Fund sells a security it does not own. To complete a short sale, an Underlying SEI Fund must borrow the security to deliver to the buyer. An Underlying SEI Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by an Underlying SEI Fund and the Underlying SEI Fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Underlying SEI Fund replaces the borrowed security.

The Fund is also subject to the risk that categories of securities in which it invests may underperform other segments of the markets or the markets as a whole. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

While the Fund may actively allocate its assets among the Underlying SEI Funds, the Fund attempts to manage the tax impact to investors by investing significant portions of the portfolio in Underlying SEI Funds that implement a tax-managed strategy when investing in equity securities. However, the Fund may also invest in Underlying SEI Funds that generate taxable income or that do not implement tax-managed strategies, and, therefore, will likely incur taxable income and may generate taxable capital gains in any year.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund’s Class A Shares for three years. The performance information shown is based on full calendar years.

2004	X.XX%
2005	X.XX%
2006	X.XX%

Best Quarter:	Worst Quarter:
X.XX%	X.XX%
(MM/DD/YY)	(MM/DD/YY)

The Fund’s Class A total return from January 1, 2007 to June 30, 2007 was X.XX%.

This table compares the Fund’s average annual total returns for Class A Shares for the periods ended December 31, 2006 to those of the S&P 500 Index and Morgan Stanley Capital International (MSCI) EAFE Index.

Tax-Managed Aggressive Strategy Fund – Class A	1 Year		Since Inception*
Return Before Taxes	X.XX	%	X.XX	%
Return After Taxes on Distributions**	X.XX	%	X.XX	%
Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%
MSCI EAFE Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%

*                      The inception date for the Fund’s Class A Shares is November 14, 2003. Index returns shown from November 30, 2003.

**               After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***        An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely-recognized, market capitalization-weighted index (number of shares outstanding multiplied by stock price) of 500 stocks that are traded on the New York Stock Exchange, American Stock Exchange and Nasdaq National Market. The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Morgan Stanley Capital International (MSCI) EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (Expenses deducted from Fund assets)	Class A Shares
Investment Advisory Fees	X.XX	%
Distribution (12b-1) Fees	X.XX	%
Other Expenses	X.XX	%
Acquired Fund Fees and Expenses	X.XX	%*
Total Annual Fund Operating Expenses	X.XX	%**

*              This amount reflects the estimated amount of expenses borne indirectly by the Fund as a result of its investments in the Underlying SEI Funds. Underlying Fund Expenses are estimated based upon the Fund’s investments in the Underlying SEI Funds as of March 31, 2007 and the total net operating expenses (after any fee waivers and/or fee reimbursements) for each Underlying SEI Fund’s most recently completed fiscal year. Actual Underlying SEI Fund expenses indirectly borne by the Fund will vary with changes in the allocation of the Fund’s assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds. For additional information on the total operating expenses of each Underlying SEI Fund, please see “Information About the Underlying SEI Funds.”

**           The Fund’s total actual annual fund operating expenses (which reflect the estimated amount of expenses borne indirectly by the Fund as a result of its investment in the Underlying SEI Funds) for the current fiscal year were less than the amount shown above because the Adviser, the Fund’s administrator and/or the Fund’s distributor each waived a portion of the fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level. The Adviser, the Fund’s administrator and/or the Fund’s distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund’s actual total operating expenses were as follows:

Tax-Managed Aggressive Strategy Fund – Class A Shares	X.XX	%

For more information about these fees, see “Investment Adviser.”

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund’s fees are equal to the “Total Annual Fund Operating Expenses” figure in the table above. Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Tax-Managed Aggressive Strategy Fund – Class A Shares	$	XXX	$	XXX	$	XXX	$	XXX

CORE MARKET STRATEGY FUND

Fund Summary

Investment Goal:	Capital appreciation while maintaining broad equity and fixed income market participation

Share Price Volatility:	High

Principal Investment Strategy:

Invest in a combination of Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and U.S. short-term investment grade fixed income securities and, to a lesser extent, U.S. and/or foreign non-investment grade fixed income securities and securities of real estate companies

Investment Strategy

The Core Market Strategy Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund’s assets will be invested in Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and U.S. short-term investment grade fixed income securities, including mortgage-backed securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities and securities of real estate companies. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

Fund/Asset Class	Investment Range (Percentage of the Fund’s Assets)

U.S. Equity
SIMT Large Cap Growth Fund
SIMT Large Cap Value Fund
SIMT Large Cap Diversified Alpha Fund
SIMT Small/Mid Cap Diversified Alpha Fund
SIMT U.S. Managed Volatility Fund
SIMT Small Cap Growth Fund
SIMT Small Cap Value Fund

20-70%

International Equity SIT Emerging Markets Equity Fund SIT International Equity Fund	0-30%

Real Estate SIMT Real Estate Fund	0-20%

Investment Grade Bonds & Money Market SDIT Ultra Short Bond Fund SIMT Core Fixed Income Fund	30-75%

SLAT Prime Obligation Fund

Non-Investment Grade Bonds SIT Emerging Markets Debt Fund SIMT High Yield Bond Fund	0-30%

What are the Risks of Investing in the Fund?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund’s assets among them. Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund’s investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an Underlying SEI Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The prices of an Underlying SEI Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, an Underlying SEI Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Junk bonds, which are bonds rated below investment grade, involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

An Underlying SEI Fund’s investments in the securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties and defaults by borrowers or tenants. In addition to these risks, REITs and REOCs are dependent on specialized management skills and some REITs and REOCs may have investments in relatively few properties, or in a small geographic area or a single type of property. These factors may increase the volatility of an Underlying SEI Fund’s investments in REITs or REOCs.

Short sales are transactions in which an Underlying SEI Fund sells a security it does not own. To complete a short sale, an Underlying SEI Fund must borrow the security to deliver to the buyer. An Underlying SEI Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by an Underlying SEI Fund and the Underlying SEI Fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Underlying SEI Fund replaces the borrowed security.

The Fund is also subject to the risk that categories of securities in which it invests may underperform other segments of the markets or the markets as a whole. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund’s Class A Shares for three years. The performance information shown is based on full calendar years.

2004	X.XX%
2005	X.XX%
2006	X.XX%

Best Quarter:	Worst Quarter:
X.XX%	X.XX%
(MM/DD/YY)	(MM/DD/YY)

The Fund’s Class A total return from January 1, 2007 to June 30, 2007 was X.XX%.

This table compares the Fund’s average annual total returns for Class A Shares for the periods ended December 31, 2006 to those of the S&P 500 Index, Lehman Aggregate Bond Index and Morgan Stanley Capital International (MSCI) EAFE Index.

Core Market Strategy Fund – Class A	1 Year		Since Inception*
Return Before Taxes	X.XX	%	X.XX	%
Return After Taxes on Distributions**	X.XX	%	X.XX	%
Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%
Lehman Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%
MSCI EAFE Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%

*                      The inception date for the Fund’s Class A Shares is November 14, 2003. Index returns shown from November 30, 2003.

**               After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***        An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely-recognized, market capitalization-weighted index (number of shares outstanding multiplied by stock price) of 500 stocks that are traded on the New York Stock Exchange, American Stock Exchange and Nasdaq National Market. The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Lehman Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Government obligations, corporate debt securities and AAA rated mortgage-backed securities. All securities in the Lehman Aggregate Bond Index are rated investment grade (BBB-) or higher, with maturities of at least one year. The Morgan Stanley Capital International (MSCI) EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (Expenses deducted from Fund assets)	Class A Shares
Investment Advisory Fees	X.XX	%
Distribution (12b-1) Fees	X.XX	%
Other Expenses	X.XX	%
Acquired Fund Fees and Expenses	X.XX	%*
Total Annual Fund Operating Expenses	X.XX	%**

*              This amount reflects the estimated amount of expenses borne indirectly by the Fund as a result of its investments in the Underlying SEI Funds. Underlying Fund Expenses are estimated based upon the Fund’s investments in the Underlying SEI Funds, other than the SIMT Large Cap Diversified Alpha Fund, as of March 31, 2007 and the total net operating expenses (after any fee waivers and/or fee reimbursements) for each Underlying SEI Fund, other than the SIMT Large Cap Diversified Alpha Fund, for the most recently completed fiscal year. The portion of the Underlying Fund Expenses attributable to the SIMT Large Cap Diversified Alpha Fund is calculated based on estimates of the Fund’s investments in the SIMT Large Cap Diversified Alpha Fund and the estimated total net operating expenses of the SIMT Large Cap Diversified Alpha Fund (after any fee waivers and/or fee reimbursements) for its current fiscal year. Actual Underlying SEI Fund expenses indirectly borne by the Fund will vary with changes in the allocation of the Fund’s assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds. For additional information on the total operating expenses of each Underlying SEI Fund, please see “Information About the Underlying SEI Funds.”

**           The Fund’s total actual annual fund operating expenses (which reflect the estimated amount of expenses borne indirectly by the Fund as a result of its investment in the Underlying SEI Funds) for the current fiscal year were less than the amount shown above because the Adviser, the Fund’s administrator and/or the Fund’s distributor each waived a portion of the fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level. The Adviser, the Fund’s administrator and/or the Fund’s distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund’s actual total operating expenses were as follows:

Core Market Strategy Fund – Class A Shares	X.XX	%

For more information about these fees, see “Investment Adviser.”

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund’s fees are equal to the “Total Annual Fund Operating Expenses” figure in the table above. Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Core Market Strategy Fund – Class A Shares	$	XXX	$	XXX	$	XXX	$	XXX

CORE MARKET STRATEGY ALLOCATION FUND

Fund Summary

Investment Goal:	Provide the opportunity for capital appreciation with some opportunity to generate income

Strategy and Fund Risk:	High overall, when viewed as a component of a broader tax-managed core market strategy, and when viewed independently

Principal Investment Strategy:

Invest in a combination of Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and, to a lesser extent, U.S. and/or foreign non-investment grade fixed income securities, securities of real estate companies and U.S. short-term investment grade fixed income securities

GoalLink Strategy Component

The Core Market Strategy Allocation Fund is designed to be a component of a broader GoalLink tax-managed core market investment strategy. Shareholders who participate in the GoalLink Strategy allocate their overall investment portfolio among investments in the Fund and separate investments in one or more Muni Bond Funds. The allocation between the Fund and investments in Muni Bond Funds is based on models developed by SIMC and selected by the shareholder in consultation with his or her investment adviser. The Fund is not designed to be a complete investment program outside of the GoalLink Strategy. Accordingly, the Fund is not recommended for persons who do not participate in the GoalLink Strategy.

Fund Investment Strategy

The Core Market Strategy Allocation Fund invests in Underlying SEI Funds that form the non-Underlying Muni Bond Fund component of the tax-managed core market GoalLink Strategy. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund’s assets will be invested in Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities, securities of real estate companies and U.S. short-term investment grade fixed income securities. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

Fund/Asset Class	Investment Range (Percentage of the Fund’s Assets)

U.S. Equity SIMT Large Cap Growth Fund SIMT Large Cap Value Fund SIMT Large Cap Diversified Alpha Fund SIMT Small/Mid Cap Diversified Alpha Fund SIMT U.S. Managed Volatility Fund	20-100%

SIMT Small Cap Growth Fund SIMT Small Cap Value Fund SIMT Tax-Managed Large Cap Fund SIMT Tax-Managed Small Cap Fund

International Equity SIT Emerging Markets Equity Fund SIT International Equity Fund	0-60%

Real Estate SIMT Real Estate Fund	0-40%

Investment Grade Bonds & Money Market SDIT Ultra Short Bond Fund SLAT Prime Obligation Fund STET Tax Free Fund	0-75%

Non-Investment Grade Bonds SIMT High Yield Bond Fund SIT Emerging Markets Debt Fund	0-60%

What are the Risks of Investing in the Fund?

Strategy Risks. The Fund is intended to be used only as a part of the tax-managed core market GoalLink Strategy and is not designed as a stand-alone investment. The overall investment risk to a shareholder is significantly different when not combined with recommended investments in Underlying Muni Bond Funds as part of a GoalLink Strategy.

Investment Risks. The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund’s assets among them. Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund’s investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an Underlying SEI Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The prices of an Underlying SEI Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, an Underlying SEI Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Junk bonds, which are bonds rated below investment grade, involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

An Underlying SEI Fund’s investments in the securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties and defaults by borrowers or tenants. In addition to these risks, REITs and REOCs are dependent on specialized management skills and some REITs and REOCs may have investments in relatively few properties, or in a small geographic area or a single type of property. These factors may increase the volatility of an Underlying SEI Fund’s investments in REITs or REOCs.

Short sales are transactions in which an Underlying SEI Fund sells a security it does not own. To complete a short sale, an Underlying SEI Fund must borrow the security to deliver to the buyer. An Underlying SEI Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by an Underlying SEI Fund and the Underlying SEI Fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Underlying SEI Fund replaces the borrowed security.

The Fund is also subject to the risk that categories of securities in which it invests may underperform other segments of the markets or the markets as a whole. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

While the Fund may actively allocate its assets among the Underlying SEI Funds, the Fund attempts to manage the tax impact to investors by investing significant portions of the portfolio in Underlying SEI Funds that implement a tax-managed strategy when investing in equity securities. However, the Fund may also invest in Underlying SEI Funds that generate taxable income or that do not implement tax-managed strategies, and, therefore, will likely incur taxable income and may generate taxable capital gains in any year.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund.  Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.  For the year ended December 31, 2004, the performance information below reflects the period when the Fund held significant positions in Muni Bond Funds.  The Fund’s investment policies have been modified so that, effective March 30, 2005, the Fund no longer holds significant positions in such funds.

This bar chart shows the performance of the Fund’s Class A Shares for three years.  The performance information shown is based on full calendar years.

2004	X.XX%
2005	X.XX%
2006	X.XX%

Best Quarter:	Worst Quarter:
X.XX%	X.XX%
(MM/DD/YY)	(MM/DD/YY)

The Fund’s Class A total return from January 1, 2007 to June 30, 2007 was X.XX%.

This table compares the Fund’s average annual total returns for Class A Shares for the periods ended December 31, 2006 to those of the S&P 500 Index, Lehman Aggregate Bond Index and Morgan Stanley Capital International (MSCI) EAFE Index.

Core Market Strategy Allocation Fund – Class A	1 Year		Since Inception*
Return Before Taxes	X.XX	%	X.XX	%
Return After Taxes on Distributions**	X.XX	%	X.XX	%
Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%
Lehman Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%
MSCI EAFE Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%

*                      The inception date for the Fund’s Class A Shares is November 14, 2003.  Index returns shown from November 30, 2003.

**               After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***        An index measures the market prices of a specific group of securities in a particular market or securities in a market sector.  You cannot invest directly in an index.  Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses.  If an index had expenses, its performance would be lower.  The S&P 500 Index is a widely-recognized, market capitalization-weighted index (number of shares outstanding multiplied by stock price) of 500 stocks that are traded on the New York Stock Exchange, American Stock Exchange and Nasdaq National Market.  The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.  The Lehman Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S.

Government obligations, corporate debt securities and AAA rated mortgage-backed securities.  All securities in the Lehman Aggregate Bond Index are rated investment grade (BBB-) or higher, with maturities of at least one year.  The Morgan Stanley Capital International (MSCI) EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (Expenses deducted from Fund assets)	Class A Shares
Investment Advisory Fees	X.XX	%
Distribution (12b-1) Fees	X.XX	%
Other Expenses	X.XX	%
Acquired Fund Fees and Expenses	X.XX	%*
Total Annual Fund Operating Expenses	X.XX	%**

*       This amount reflects the estimated amount of expenses borne indirectly by the Fund as a result of its investments in the Underlying SEI Funds. Underlying Fund Expenses are estimated based upon the Fund’s investments in the Underlying SEI Funds as of March 31, 2007 and the total net operating expenses (after any fee waivers and/or fee reimbursements) for each Underlying SEI Fund’s most recently completed fiscal year. Actual Underlying SEI Fund expenses indirectly borne by the Fund will vary with changes in the allocation of the Fund’s assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds. For additional information on the total operating expenses of each Underlying SEI Fund, please see “Information About the Underlying SEI Funds.”

**           The Fund’s total actual annual fund operating expenses (which reflect the estimated amount of expenses borne indirectly by the Fund as a result of its investment in the Underlying SEI Funds) for the current fiscal year were less than the amount shown above because the Adviser, the Fund’s administrator and/or the Fund’s distributor each waived a portion of the fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level. The Adviser, the Fund’s administrator and/or the Fund’s distributor may discontinue all or part of these waivers at any time.  With these fee waivers, the Fund’s actual total operating expenses were as follows:

Core Market Strategy Allocation Fund – Class A Shares	X.XX	%

For more information about these fees, see “Investment Adviser.”

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  For purposes of calculating the Example, the Fund’s fees are equal to the “Total Annual Fund Operating Expenses” figure in the table above.  Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Core Market Strategy Allocation Fund – Class A Shares	$	XXX	$	XXX	$	XXX	$	XXX

MARKET GROWTH STRATEGY FUND

Fund Summary

Investment Goal:	Capital appreciation while maintaining broad equity and fixed income market participation

Share Price Volatility:	High

Principal Investment Strategy:

Invest in a combination of Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and U.S. short-term investment grade fixed income securities and, to a lesser extent, U.S. and/or foreign non-investment grade fixed income securities and securities of real estate companies

Investment Strategy

The Market Growth Strategy Fund invests in Underlying SEI Funds.  The Underlying SEI Funds invest, in turn, in securities in specific asset classes.  Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund’s assets will be invested in Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and U.S. short-term investment grade fixed income securities, including mortgage-backed securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities, and securities of real estate companies.  SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

Fund/Asset Class	Investment Range (Percentage of the Fund’s Assets)

U.S. Equity

SIMT Large Cap Growth Fund

SIMT Large Cap Value Fund

SIMT Large Cap Diversified Alpha Fund

SIMT Small/Mid Cap Diversified Alpha Fund

SIMT U.S. Managed Volatility Fund

SIMT Small Cap Growth Fund

SIMT Small Cap Value Fund

30-85%

International Equity SIT Emerging Markets Equity Fund SIT International Equity Fund	0-35%

Real Estate SIMT Real Estate Fund	0-20%

Investment Grade Bonds & Money Market SDIT Ultra Short Bond Fund SIMT Core Fixed Income Fund SLAT Prime Obligation Fund	5-50%

Non-Investment Grade Bonds SIT Emerging Markets Debt Fund SIMT High Yield Bond Fund	0-35%

What are the Risks of Investing in the Fund?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund’s assets among them.  Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by such companies may suffer a decline in response.  These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers.  These events will not necessarily affect the U.S. economy or similar issuers located in the United States.  In addition, investments in foreign countries are generally denominated in a foreign currency.  As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund’s investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an Underlying SEI Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The prices of an Underlying SEI Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.  Generally, an Underlying SEI Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is greater than that of higher-rated securities.  Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Junk bonds, which are bonds rated below investment grade, involve greater risks of default or downgrade and are more volatile than investment grade securities.  Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness.  In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns.  Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity.  Discontinuation of these payments could substantially adversely affect the market value of the security.

An Underlying SEI Fund’s investments in the securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate.  Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties and defaults by borrowers or tenants.  In addition to these risks, REITs  and REOCs are dependent on specialized management skills and some REITs and REOCs may have investments in relatively few properties, or in a small geographic area or a single type of property.  These factors may increase the volatility of an Underlying SEI Fund’s investments in REITs or REOCs.

Short sales are transactions in which an Underlying SEI Fund sells a security it does not own.  To complete a short sale, an Underlying SEI Fund must borrow the security to deliver to the buyer.  An Underlying SEI Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement.  This price may be more or less than the price at which the security was sold by an Underlying SEI Fund and the Underlying SEI Fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Underlying SEI Fund replaces the borrowed security.

The Fund is also subject to the risk that categories of securities in which it invests may underperform other segments of the markets or the markets as a whole.  Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund.  Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund’s Class A Shares for three years.  The performance information shown is based on full calendar years.

2004	X.XX%
2005	X.XX%
2006	X.XX%

Best Quarter:	Worst Quarter:
X.XX%	X.XX%
(MM/DD/YY)	(MM/DD/YY)

The Fund’s Class A total return from January 1, 2007 to June 30, 2007 was X.XX%.

This table compares the Fund’s average annual total returns for Class A Shares for the periods ended December 31, 2006 to those of the S&P 500 Index, Lehman Aggregate Bond Index and Morgan Stanley Capital International (MSCI) EAFE Index.

Market Growth Strategy Fund– Class A	1 Year		Since Inception*
Return Before Taxes	X.XX	%	X.XX	%
Return After Taxes on Distributions**	X.XX	%	X.XX	%
Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%
Lehman Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%
MSCI EAFE Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%

*                      The inception date for the Fund’s Class A Shares is November 14, 2003.  Index returns shown from November 30, 2003.

**               After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***        An index measures the market prices of a specific group of securities in a particular market or securities in a market sector.  You cannot invest directly in an index.  Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses.  If an index had expenses, its performance would be lower.  The S&P 500 Index is a widely-recognized, market capitalization-weighted index (number of shares outstanding multiplied by stock price) of 500 stocks that are traded on the New York Stock Exchange, American Stock Exchange and Nasdaq National Market.  The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.  The Lehman Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Government obligations, corporate debt securities and AAA rated mortgage-backed securities.  All securities in the Lehman Aggregate Bond Index are rated investment grade (BBB-) or higher, with maturities of at least one year.  The Morgan Stanley Capital International (MSCI) EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (Expenses deducted from Fund assets)	Class A Shares
Investment Advisory Fees	X.XX	%
Distribution (12b-1) Fees	X.XX	%
Other Expenses	X.XX	%
Acquired Fund Fees and Expenses	X.XX	%*
Total Annual Fund Operating Expenses	X.XX	%**

*          This amount reflects the estimated amount of expenses borne indirectly by the Fund as a result of its investments in the Underlying SEI Funds. Underlying Fund Expenses are estimated based upon the Fund’s investments in the Underlying SEI Funds, other than the SIMT Large Cap Diversified Alpha Fund, as of March 31, 2007 and the total net operating expenses (after any fee waivers and/or fee reimbursements) for each Underlying SEI Fund, other than the SIMT Large Cap Diversified Alpha Fund, for the most recently completed fiscal year.  The portion of the Underlying Fund Expenses attributable to the SIMT Large Cap Diversified Alpha Fund is calculated based on estimates of the Fund’s investments in the SIMT Large Cap Diversified Alpha Fund and the estimated total net operating expenses of the SIMT Large Cap Diversified Alpha Fund (after any fee waivers and/or fee reimbursements) for its current fiscal year.  Actual Underlying SEI Fund expenses indirectly borne by the Fund will vary with changes in the allocation of the Fund’s assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds. For additional information on the total operating expenses of each Underlying SEI Fund, please see “Information About the Underlying SEI Funds.”

**           The Fund’s total actual annual fund operating expenses (which reflect the estimated amount of expenses borne indirectly by the Fund as a result of its investment in the Underlying SEI Funds) for the current fiscal year were less than the amount shown above because the Adviser, the Fund’s administrator and/or the Fund’s distributor each waived a portion of the fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level. The Adviser, the Fund’s administrator and/or the Fund’s distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund’s actual total operating expenses were as follows:

Market Growth Strategy Fund – Class A Shares	X.XX	%

For more information about these fees, see “Investment Adviser.”

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  For purposes of calculating the Example, the Fund’s fees are equal to the “Total Annual Fund Operating Expenses” figure in the table above.  Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Market Growth Strategy Fund – Class A Shares	$	XXX	$	XXX	$	XXX	$	XXX

MARKET GROWTH STRATEGY ALLOCATION FUND

Fund Summary

Investment Goal:	Provide the opportunity for capital appreciation with some opportunity to generate income

Strategy and Fund Risk:	High overall, when viewed as a component of a broader tax-managed market growth strategy, and when viewed independently

Principal Investment Strategy:

Invest in a combination of Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and, to a lesser extent, U.S. and/or foreign non-investment grade fixed income securities, securities of real estate companies and U.S. short-term investment grade fixed income securities

GoalLink Strategy Component

The Market Growth Strategy Allocation Fund is designed to be a component of a broader GoalLink tax-managed market growth investment strategy.  Shareholders who participate in the GoalLink Strategy allocate their overall investment portfolio among investments in the Fund and separate investments in one or more Muni Bond Funds.  The allocation between the Fund and investments in Muni Bond Funds is based on models developed by SIMC and selected by the shareholder in consultation with his or her investment adviser.  The Fund is not designed to be a complete investment program outside of the GoalLink Strategy.  Accordingly, the Fund is not recommended for persons who do not participate in the GoalLink Strategy.

Fund Investment Strategy

The Market Growth Strategy Allocation Fund invests in Underlying SEI Funds that form the non-Underlying Muni Bond Fund component of the tax-managed market growth GoalLink Strategy.  The Underlying SEI Funds invest, in turn, in securities in specific asset classes.  Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund’s assets will be invested in Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks.  The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities, securities of real estate companies and U.S. short-term investment grade fixed income securities.  SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

Fund/Asset Class	Investment Range (Percentage of the Fund’s Assets)

U.S. Equity

SIMT Large Cap Growth Fund

SIMT Large Cap Value Fund

SIMT Large Cap Diversified Alpha Fund

SIMT Small/Mid Cap Diversified Alpha Fund

SIMT U.S. Managed Volatility Fund

SIMT Small Cap Growth Fund

SIMT Small Cap Value Fund

SIMT Tax-Managed Large Cap Fund

SIMT Tax-Managed Small Cap Fund

30-100%

International Equity SIT Emerging Markets Equity Fund SIT International Equity Fund	0-70%

Real Estate SIMT Real Estate Fund	0-40%

Investment Grade Bonds & Money Market SDIT Ultra Short Bond Fund SLAT Prime Obligation Fund STET Tax Free Fund	0-50%

Non-Investment Grade Bonds SIMT High Yield Bond Fund SIT Emerging Markets Debt Fund	0-70%

What are the Risks of Investing in the Fund?

Strategy Risks.  The Fund is intended to be used only as a part of the tax-managed market growth GoalLink Strategy and is not designed as a stand-alone investment.  The overall investment risk to a shareholder is significantly different when not combined with recommended investments in Underlying Muni Bond Funds as part of a GoalLink Strategy.

Investment Risks.  The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund’s assets among them.  Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by such companies may suffer a decline in response.  These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund’s investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an Underlying SEI Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The prices of an Underlying SEI Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.  Generally, an Underlying SEI Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is greater than that of higher-rated securities.  Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Junk bonds, which are bonds rated below investment grade, involve greater risks of default or downgrade and are more volatile than investment grade securities.  Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness.  In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns.  Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity.  Discontinuation of these payments could substantially adversely affect the market value of the security.

An Underlying SEI Fund’s investments in the securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate.  Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties and defaults by borrowers or tenants.  In addition to these risks, REITs  and REOCs are dependent on specialized management skills and some REITs and REOCs may have investments in relatively few properties, or in a small geographic area or a single type of property.  These factors may increase the volatility of an Underlying SEI Fund’s investments in REITs or REOCs.

Short sales are transactions in which an Underlying SEI Fund sells a security it does not own.  To complete a short sale, an Underlying SEI Fund must borrow the security to deliver to the buyer.  An Underlying SEI Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement.  This price may be more or less than the price at which the security was sold by an Underlying SEI Fund and the Underlying SEI Fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Underlying SEI Fund replaces the borrowed security.

The Fund is also subject to the risk that categories of securities in which it invests may underperform other segments of the markets or the markets as a whole.  Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

While the Fund may actively allocate its assets among the Underlying SEI Funds, the Fund attempts to manage the tax impact to investors by investing significant portions of the portfolio in Underlying SEI

Funds that implement a tax-managed strategy when investing in equity securities. However, the Fund may also invest in Underlying SEI Funds that generate taxable income or that do not implement tax-managed strategies, and, therefore, will likely incur taxable income and may generate taxable capital gains in any year.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund.  Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future. For the year ended December 31, 2004, the performance information below reflects the period when the Fund held significant positions in Muni Bond Funds.  The Fund’s investment policies have been modified so that, effective March 30, 2005, the Fund no longer holds significant positions in such funds.

This bar chart shows the performance of the Fund’s Class A Shares for three years.  The performance information shown is based on full calendar years.

2004	X.XX%
2005	X.XX%
2006	X.XX%

Best Quarter:	Worst Quarter:
X.XX%	X.XX%
(MM/DD/YY)	(MM/DD/YY)

The Fund’s Class A total return from January 1, 2007 to June 30, 2007 was X.XX%.

This table compares the Fund’s average annual total returns for Class A Shares for the periods ended December 31, 2006 to those of the S&P 500 Index, Lehman Aggregate Bond Index and Morgan Stanley Capital International (MSCI) EAFE Index.

Market Growth Strategy Allocation Fund – Class A	1 Year		Since Inception*
Return Before Taxes	X.XX	%	X.XX	%
Return After Taxes on Distributions**	X.XX	%	X.XX	%
Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%
Lehman Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%
MSCI EAFE Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%

*                      The inception date for the Fund’s Class A Shares is November 14, 2003.  Index returns shown from November 30, 2003.

**               After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***        An index measures the market prices of a specific group of securities in a particular market or securities in a market sector.  You cannot invest directly in an index.  Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses.  If an index had expenses, its performance would be lower.  The S&P 500 Index is a widely-recognized, market capitalization-weighted index (number of shares outstanding multiplied by stock price) of 500 stocks that are traded on the New York Stock Exchange, American Stock Exchange and Nasdaq National Market.  The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.  The Lehman Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S.

Government obligations, corporate debt securities and AAA rated mortgage-backed securities.  All securities in the Lehman Aggregate Bond Index are rated investment grade (BBB-) or higher, with maturities of at least one year.  The Morgan Stanley Capital International (MSCI) EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (Expenses deducted from Fund assets)	Class A Shares
Investment Advisory Fees	X.XX	%
Distribution (12b-1) Fees	X.XX	%
Other Expenses	X.XX	%
Acquired Fund Fees and Expenses	X.XX	%*
Total Annual Fund Operating Expenses	X.XX	%**

*          This amount reflects the estimated amount of expenses borne indirectly by the Fund as a result of its investments in the Underlying SEI Funds. Underlying Fund Expenses are estimated based upon the Fund’s investments in the Underlying SEI Funds as of March 31, 2007 and the total net operating expenses (after any fee waivers and/or fee reimbursements) for each Underlying SEI Fund’s most recently completed fiscal year. Actual Underlying SEI Fund expenses indirectly borne by the Fund will vary with changes in the allocation of the Fund’s assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds. For additional information on the total operating expenses of each Underlying SEI Fund, please see “Information About the Underlying SEI Funds.”

**           The Fund’s total actual annual fund operating expenses (which reflect the estimated amount of expenses borne indirectly by the Fund as a result of its investment in the Underlying SEI Funds) for the current fiscal year were less than the amount shown above because the Adviser, the Fund’s administrator and/or the Fund’s distributor each waived a portion of the fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level. The Adviser, the Fund’s administrator and/or the Fund’s distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund’s actual total operating expenses were as follows:

Market Growth Strategy Allocation Fund – Class A Shares	X.XX	%

For more information about these fees, see “Investment Adviser.”

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  For purposes of calculating the Example, the Fund’s fees are equal to the “Total Annual Fund Operating Expenses” figure in the table above.  Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Market Growth Strategy Allocation Fund – Class A Shares	$	XXX	$	XXX	$	XXX	$	XXX

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds’ primary strategies, and the Funds will normally invest at least 90% of their assets in the Underlying SEI Funds within the percentage ranges set forth in this prospectus. However, the Funds may also use other strategies and engage in other investment practices, which are described in detail in the Funds’ Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Funds may invest up to 100% of their assets in short-term obligations, cash or cash equivalents that would not ordinarily be consistent with each Fund’s objective. The Funds will do so only if SIMC believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, there is no guarantee that any Fund will achieve its investment goal.

INFORMATION ABOUT THE UNDERLYING SEI FUNDS

The Funds will invest in the following Underlying SEI Funds. However, SIMC may, in accordance with the Funds’ investment objectives and policies, select additional Underlying SEI Funds for investment.

The chart below sets forth the expense ratio, after fee waivers, for each of the Underlying SEI Funds in which the Funds will invest (based on information as of June 30, 2007).

Underlying SEI Fund:	Expense Ratio:
SIMT Large Cap Value Fund	X.XX	%
SIMT Large Cap Growth Fund	X.XX	%
SIMT Tax-Managed Large Cap Fund	X.XX	%
SIMT Large Cap Diversified Alpha Fund	X.XX	%
SIMT Small/Mid Cap Diversified Alpha Fund	X.XX	%
SIMT U.S. Managed Volatility Fund	X.XX	%
SIMT Global Managed Volatility Fund	X.XX	%
SIMT Real Estate Fund	X.XX	%
SIMT Small Cap Value Fund	X.XX	%
SIMT Small Cap Growth Fund	X.XX	%
SIMT Tax-Managed Small Cap Fund	X.XX	%
SIT International Equity Fund	X.XX	%
SIT Emerging Markets Equity Fund	X.XX	%
SIMT Core Fixed Income Fund	X.XX	%
SIMT Enhanced Income Fund	X.XX	%
SIMT High Yield Bond Fund	X.XX	%
SIT Emerging Markets Debt Fund	X.XX	%
SLAT Prime Obligation Fund	X.XX	%
SDIT Ultra Short Bond Fund	X.XX	%
STET Tax Free Fund	X.XX	%

*              The SIMT Small/Mid Cap Diversified Alpha Fund was not operational as of June 30, 2007.

Underlying U.S. Equity Funds

SIMT U.S. Managed Volatility Fund: The SIMT U.S. Managed Volatility Fund seeks capital appreciation with less volatility than the broad U.S. equity markets. The Fund will typically invest in securities of U.S. companies of all capitalization ranges. These securities may include common stocks, preferred stocks, warrants, equity options and related equity based derivative instruments. The Fund also may invest in futures, options on futures, and swap agreements, and engage in short sales. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. The Sub-Advisers may use derivative instruments and other techniques or instruments (e.g., simultaneously taking long and short positions on similar stock securities, long-only or short-only positions) to hedge the Fund against various risks and other factors that affect the portfolio’s volatility. The Sub-Advisers may also use these instruments and techniques for non-hedging purposes. The Fund’s investment strategy involves reinvesting proceeds received from selling securities short, which may effectively create leverage. The use of leverage can amplify the effects of market volatility on the Fund’s share price and make the Fund’s returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Aronson+Johnson+Ortiz, LP and Analytic Investors, Inc. serve as Sub-Advisers to the SIMT U.S. Managed Volatility Fund.

SIMT Large Cap Value Fund:  The SIMT Large Cap Value Fund seeks long-term growth of capital and income. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of large companies. The Fund invests primarily in U.S. common stocks with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund’s assets, selects stocks it believes are undervalued in light of such fundamental characteristics as earnings, book value or return on equity. AllianceBernstein L.P.’s investment unit of Sanford C. Bernstein & Co., LLC, Aronson+Johnson+Ortiz, LP, Enhanced Investment Technologies, LLC and LSV Asset Management serve as Sub-Advisers to the SIMT Large Cap Value Fund.

SIMT Large Cap Growth Fund:  The SIMT Large Cap Growth Fund seeks capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of large companies. The Fund invests primarily in U.S. common stocks with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund’s assets, selects stocks it believes have significant growth potential in light of such characteristics as revenue and earnings growth and positive earnings surprises. Delaware Management Company, Enhanced Investment Technologies, LLC, Goldman Sachs Asset Management, L.P., Montag & Caldwell, Inc. and Quantitative Management Associates LLC serve as Sub-Advisers to the SIMT Large Cap Growth Fund.

SIMT Tax-Managed Large Cap Fund:  The SIMT Tax-Managed Large Cap Fund seeks high long-term after-tax returns. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of large companies. The Fund invests primarily in U.S. common stocks with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund’s portfolio under the general supervision of SIMC.  Each Sub-Adviser, in managing its portion of the Fund’s assets, generally applies either a growth-oriented, a value-oriented or a blended approach to selecting investments.  Growth-oriented managers generally select stocks they believe have attractive growth and appreciation potential in light of such characteristics as revenue and earnings growth, expectations from sell side analysts and relative valuation, while value-oriented managers generally select stocks they believe are attractively valued in light of fundamental characteristics such as earnings, capital structure and/or return on invested capital.  Generally, the Sub-Advisers attempt to maximize after-tax returns by buying undervalued securities, selling stocks with the highest tax cost first and offsetting losses with gains where possible. Aronson+Johnson+Ortiz, LP, Delaware Management Company, Goldman Sachs Asset Management, L.P., LSV Asset Management, Montag & Caldwell, Inc., Parametric Portfolio Associates and AllianceBernstein L.P.’s investment unit of Sanford C. Bernstein & Co., LLC serve as Sub-Advisers to the SIMT Tax-Managed Large Cap Fund.

SIMT Large Cap Diversified Alpha Fund: The SIMT Large Cap Diversified Alpha Fund seeks capital appreciation. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of large companies or in portfolio strategies designed to correlate to a portfolio composed of large cap equity securities.  The Fund uses a multi-manager approach under the general supervision of SIMC, allocating the assets among multiple Sub-Advisers that use different investment strategies to seek to achieve returns in excess of the performance of a broad U.S. large cap benchmark. This allocation among investment strategies aims to diversify the sources from which Sub-Advisers seek to achieve excess returns (i.e., returns in excess of a benchmark index or “alpha”), and thereby diversify the relative risk of the Fund. While the Fund is expected to have an absolute return and risk profile similar to the broad U.S. large cap equity market, returns may be derived in part from investing significant portions of the Fund in securities outside of the large cap market.  The Fund may also engage in short sales, and may use the proceeds of such short sales to purchase additional securities, in which case the value of the Fund’s holdings in securities may exceed the value of the net assets of the Fund.  The Fund uses a multi-manager approach, relying upon Sub-Advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SIMC.  The Fund’s investment strategy involves reinvesting proceeds received from selling securities short, which may effectively create leverage. The use of leverage can amplify the effects of market volatility on the Fund’s share price and make the Fund’s returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Analytic Investors, Inc., Aronson+Johnson+Ortiz, LP, Delaware Management Company, Enhanced Investment Technologies, LLC, Quantitative Management Associates LLC and Smith Breeden Associates, Inc. serve as Sub-Advisers to the SIMT Large Cap Diversified Alpha Fund.

SIMT Global Managed Volatility Fund: The SIMT Global Managed Volatility Fund seeks capital appreciation with less volatility than the broad global equity markets. Under normal circumstances, the Fund will typically invest in securities of U.S. and foreign companies of all capitalization ranges. These securities may include common stocks, preferred stocks, warrants, exchange-traded funds, depositary receipts and equity options. The Fund also may invest in futures, options on futures, and swap agreements and engage in short sales. Under normal circumstances, the Fund will invest in at least three countries outside of the U.S., but will typically invest much more broadly. The Fund will invest primarily in companies located in developed countries, but may also invest in companies located in emerging markets. The Fund seeks to achieve lower volatility by constructing a portfolio of securities that the Adviser believes would produce a less volatile return stream than the market. The Adviser effectively weighs securities based on their total expected risk and return, without regard to market capitalization and industry. In managing the Fund’s currency exposure for foreign securities, the Sub-Advisers may buy and sell currencies for hedging purposes. Acadian Asset Management Inc. and Analytic Investors, Inc. serve as Sub-Advisers to the SIMT Global Managed Volatility Fund.

SIMT Small/Mid Cap Diversified Alpha Fund: The SIMT Small/Mid Cap Diversified Alpha Fund seeks long-term capital appreciation. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of small and medium sized companies. The Fund invests primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Frank Russell 2500 Index (between $XX million and $X.X billion as of June 30, 2007). The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SIMC. For example, the Sub-Advisers may include both value managers (i.e., managers that select stocks they believe are undervalued in light of such fundamental characteristics as earnings, cash flow or book value), and growth managers (i.e., managers that select stocks they believe have significant earnings growth potential based on new product introductions, revenue growth and/or margin improvement and other factors). Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.  Integrity Asset Management, LLC, Los Angeles Capital Management and Equity Research, Inc., Martingale Asset Management, L.P., PanAgora Asset Management, Inc., Smith Breeden Associates, Inc. and Wellington Management Company, LLP serve as Sub-Advisers to the SIMT Small/Mid Cap Diversified Alpha Fund.

SIMT Small Cap Value Fund:  The SIMT Small Cap Value Fund seeks capital appreciation. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of small companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Frank Russell 2000 Index or the S&P SmallCap 600 Index. The market capitalization range and the composition of the Frank Russell 2000 Index and the S&P SmallCap 600 Index are subject to change.  The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund’s portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund’s assets, selects stocks it believes are attractively valued in light of such fundamental characteristics as earnings, capital structure and/or return on invested capital among other factors.  Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. Artisan Partners Limited Partnership, BlackRock Capital Management, Inc., David J. Greene and Company, LLC, Lee Munder Investments, Ltd., LSV Asset Management, Martingale Asset Management, L.P., PanAgora Asset Management, Inc., Weiss, Peck & Greer Investments and Wellington Management Company, LLP serve as Sub-Advisers to the SIMT Small Cap Value Fund.

SIMT Small Cap Growth Fund:  The SIMT Small Cap Growth Fund seeks long-term capital appreciation. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of small companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Frank Russell 2000 Index or the S&P SmallCap 600 Index. The market capitalization range and the composition of the Frank Russell 2000 Index and the S&P SmallCap 600 Index are subject to change. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund’s portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund’s assets, selects stocks it believes have attractive growth and appreciation potential in light of such characteristics as revenue and earnings growth, expectations from sell side analysts and relative valuation among other considerations. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. Delaware Management Company, Lee Munder Investments, Ltd., Martingale Asset Management, L.P., Mazama Capital Management, Inc., McKinley Capital Management Inc., PanAgora Asset Management, Inc. and Wellington Management Company, LLP serve as Sub-Advisers to the SIMT Small Cap Growth Fund.

SIMT Tax-Managed Small Cap Fund:  The SIMT Tax-Managed Small Cap Fund seeks high long-term after-tax returns. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of small companies. The Fund invests primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Frank Russell 2500 Index (between $XX million and $X.X billion as of June 30, 2007). The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund’s portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund’s assets, generally applies either a growth-oriented, a value-oriented or a blended approach to selecting investments. Growth-oriented managers generally select stocks they believe have attractive growth and appreciation potential in light of such characteristics as revenue and earnings growth, expectations from sell side analysts and relative valuation, while value-oriented managers generally select stocks they believe are attractively valued in light of fundamental characteristics such as earnings, capital structure and/or return on invested capital. Generally, the Sub-Advisers attempt to maximize after-tax returns by buying undervalued securities, selling stocks with the highest tax cost first and offsetting losses with gains where possible.  BlackRock Capital Management,

Inc., David J. Greene and Company, LLC, Delaware Management Company, LSV Asset Management, Mazama Capital Management, Inc., McKinley Capital Management Inc. and Parametric Portfolio Associates serve as Sub-Advisers to the SIMT Tax-Managed Small Cap Fund.

Underlying International Equity Funds

SIT International Equity Fund:  The SIT International Equity Fund seeks long-term capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. The Fund invests primarily in common stocks and other equity securities of issuers of all capitalization ranges that are located in at least three countries other than the United States. The Fund invests primarily in companies located in developed countries, but may also invest in companies located in emerging markets. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SIMC.  Certain Sub-Advisers will seek to achieve returns in excess of an international equity benchmark. This allocation among investment strategies aims to diversify the sources from which certain Sub-Advisers seek to achieve excess returns (i.e., returns in excess of a benchmark index or “alpha”). [The Sub-Advisers seek to enhance the Fund’s return by actively managing the Fund’s foreign currency exposure. In managing the Fund’s currency exposure, the Sub-Advisers buy and sell currencies (i.e., take long or short positions) using futures, foreign currency forward contracts and other derivatives. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund’s assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. The Fund may also engage in currency transactions in an attempt to take advantage of certain inefficiencies in the currency exchange market, to increase their exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another.]  Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liability. AllianceBernstein L.P., AXA Rosenberg Investment Management LLC, Capital Guardian Trust Company, Fuller & Thaler Asset Management, Inc., McKinley Capital Management Inc., Quantitative Management Associates LLC, Record Currency Management Limited and Smith Breeden Associates, Inc. serve as Sub-Advisers to the SIT International Equity Fund.

SIT Emerging Markets Equity Fund:  The SIT Emerging Markets Equity Fund seeks capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of emerging market issuers. The Fund invests primarily in common stocks and other equity securities of foreign companies located in emerging market countries. The Fund normally maintains investments in at least six emerging market countries, and does not invest more than 35% of its total assets in any one emerging market country. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SIMC. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. AllianceBernstein L.P., Ashmore Investment Management Limited, AXA Rosenberg Investment Management LLC, The Boston Company Asset Management LLC, Emerging Markets Management, L.L.C. and Rexiter Capital Management Limited serve as Sub-Advisers to the SIT Emerging Markets Equity Fund.

Underlying Real Estate Fund

SIMT Real Estate Fund:  The SIMT Real Estate Fund seeks total return, including current income and capital appreciation.  Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of real estate companies (e.g., common stocks, rights, warrants, convertible securities and preferred stocks of REITs and REOCs).  The Fund is non-diversified and expects to hold a relatively small number of securities, thus increasing the importance of each holding. Generally, the Fund will invest in real estate companies operating in the United States.  The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund’s portfolio under the general supervision of SIMC.  Security Capital Research & Management Incorporated and Wellington Management Company, LLP serve as Sub-Advisers to the SIMT Real Estate Fund.

Underlying Investment Grade Bond & Money Market Funds

SDIT Ultra Short Bond Fund:  The SDIT Ultra Short Bond Fund seeks to provide higher current income than that typically offered by a money market fund while maintaining a high degree of liquidity and a correspondingly higher risk of principal volatility.  The Fund invests at least 80% of its net assets in investment grade U.S. dollar-denominated instruments, including: (i) commercial paper and other corporate obligations; (ii) certificates of deposit, time deposits, bankers’ acceptances, bank notes and other obligations of U.S. savings and loan and thrift institutions, U.S. commercial banks (including foreign branches of such banks), and foreign banks, that meet certain asset requirements; (iii) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government; (iv) mortgage-backed securities; (v) asset-backed securities; (vi) fully collateralized repurchase agreements involving any of the foregoing obligations; and (vii) U.S. dollar-denominated instruments of foreign issuers.  In addition, the Fund may invest in futures contracts, options, swaps and other similar instruments.  Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks attractively-valued securities with an acceptable maturity, that offer competitive yields, and that are issued by issuers that are on a sound financial footing.  Wellington Management Company, LLP serves as the Sub-Adviser to the SDIT Ultra Short Bond Fund.

SIMT Core Fixed Income Fund:  The SIMT Core Fixed Income Fund seeks current income consistent with the preservation of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed income securities. The Fund invests primarily in investment and non-investment grade U.S. and foreign securities, including emerging market, corporate and Government fixed income securities, and mortgage-backed securities.  The Fund may invest in securities denominated in either U.S. dollars or foreign currency.  The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SIMC. Sub-Advisers are selected for their expertise in managing various kinds of fixed income securities, and each Sub-Adviser makes investment decisions based on an analysis of yield trends, credit ratings, and other factors in accordance with its particular discipline.  The Sub-Advisers may also engage in currency transactions using futures, foreign currency forward contracts and other derivatives either to seek to hedge the Fund’s currency exposure or to enhance the Fund’s returns. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund’s assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. While each Sub-Adviser chooses securities of different types and maturities, the Fund in the aggregate generally will have a dollar-weighted average duration that is consistent with that of the broad U.S. fixed income market as represented by the Lehman Aggregate Bond Index. The dollar-weighted average duration of the Lehman Aggregate Bond Index varies significantly over time, but as of June 30, 2006 it was 4.80 years. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. Metropolitan West Asset Management, LLC, Smith Breeden Associates, Inc., Wells Capital Management, Inc., Western Asset Management Company and Western Asset Management Company Limited serve as Sub-Advisers to the SIMT Core Fixed Income Fund.

SIMT Enhanced Income Fund: The SIMT Enhanced Income Fund seeks capital appreciation and income. Under normal circumstances, the Fund invests primarily in a diversified portfolio of investment grade and non-investment grade fixed-income securities, including: (i) securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities and obligations of U.S. and foreign commercial banks, such as certificates of deposit, time deposits, bankers’ acceptances and bank notes; (ii) obligations of foreign governments; (iii) U.S. and foreign corporate debt securities, including commercial paper, and fully-collateralized repurchase agreements with counterparties deemed credit-worthy by the Fund’s Sub-Advisers; and (iv) securitized issues such as mortgage-backed securities, asset-backed securities, commercial mortgage-backed securities and collateralized debt obligations. These securities may be fixed-, variable- or floating-rate obligations and will be rated CCC or higher at the time of purchase by at least one ratings agency. There are no restrictions on the maturity of any individual securities or on the Fund’s average portfolio maturity, although the average portfolio duration of the Fund will typically vary between zero and two years. The Sub-Advisers seek to enhance the Fund’s return by actively managing the Fund’s foreign currency. The Fund also invests a portion of its assets in bank loans, which are, generally, non-investment grade (junk bond) floating rate instruments. The Fund may invest in bank loans in the form of participations in the loans (participations) and assignments of all or a portion of the loans from third parties (assignments). The Fund may invest in derivatives, such as futures contracts, options, forward contracts and swaps, either for risk management purposes or as part of its investment strategies. Highland Capital Management, L.P., Record Currency Management Limited and Wellington Management Company, LLP serve as Sub-Advisers for the SIMT Enhanced Income Fund.

SLAT Prime Obligation Fund:  The SLAT Prime Obligation Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. The Fund is comprised of short-term debt obligations of U.S. issuers that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the Sub-Adviser determines are of comparable quality.  Under normal market conditions, the Fund invests in: (i) commercial paper and other short-term corporate obligations (including asset-backed securities) rated in the highest short-term rating category or that the Sub-Adviser determines are of comparable quality; (ii) certificates of deposit, time deposits, bankers’ acceptances, bank notes and other obligations of U.S. commercial banks or savings and loan institutions that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; and (iv) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government. The Fund may also enter into fully-collateralized repurchase agreements. Columbia Management Advisors, LLC serves as the Sub-Adviser to the SLAT Prime Obligation Fund.

STET Tax Free Fund:  The STET Tax Free Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income exempt from Federal income taxes.  The Fund invests, under normal circumstances:  (i) at least 80% of its net assets in municipal money market securities that pay interest that is exempt from Federal income taxes; and (ii) at least 80% of its net assets in securities the interest on which is not a preference item for purposes of the Federal alternative minimum tax.  The principal issuers of these securities are state and local governments and agencies located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions. The Sub-Adviser purchases liquid securities with appropriate maturities that offer competitive yields, and that are issued by financially sound issuers. The Sub-Adviser also considers sector allocation and relative valuations in selecting securities for the Fund. Neuberger Berman Management Inc. serves as the Sub-Adviser to the STET Tax Free Fund.

Underlying Non-Investment Grade Bond Funds

SIMT High Yield Bond Fund:  The SIMT High Yield Bond Fund seeks total return. Under normal circumstances, the Fund invests at least 80% of its net assets in high yield fixed income securities. The Fund invests primarily in fixed income securities rated below investment grade (junk bonds), including corporate bonds and debentures, convertible and preferred securities, and zero coupon obligations. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SIMC. To a limited extent, SIMC may also directly manage a portion of the Fund’s portfolio. In managing the Fund’s assets, the Sub-Advisers and, to the extent applicable, SIMC select securities that offer a high current yield as well as total return potential. The Fund’s securities are diversified as to issuers and industries. The Fund’s average weighted maturity may vary, and will generally not exceed ten years. There is no limit on the maturity or credit quality of any security.  Ares Management LLC, JPMorgan Investment Management Inc., and Nomura Corporate Research and Asset Management Inc. serve as Sub-Advisers to the SIMT High Yield Bond Fund.

SIT Emerging Markets Debt Fund:  The SIT Emerging Markets Debt Fund seeks to maximize total return. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed income securities of emerging market issuers. The Fund invests primarily in U.S. dollar-denominated debt securities of government, government-related and corporate issuers in emerging market countries, as well as entities organized to restructure the outstanding debt of such issuers. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SIMC. The Sub-Advisers will spread the Fund’s holdings across a number of countries and industries to limit its exposure to a single emerging market economy. There are no restrictions on the Fund’s average portfolio maturity, or on the maturity of any specific security. There is no minimum rating standard for the Fund’s securities and the Fund’s securities will generally be in the lower or lowest rating categories (including those below investment grade, commonly referred to as junk bonds). Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. Ashmore Investment Management Limited, AXA Rosenberg Investment Management, ING Investment Management Co. and Stone Harbor Investment Partners LP serve as Sub-Advisers to the SIT Emerging Markets Debt Fund.

Additional Risks of Investing in the Underlying SEI Funds

The following sections describe some of the additional risks associated with certain of the Underlying SEI Funds.

Derivatives Risk:  Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, options, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by an Underlying SEI Fund, and of the derivative instruments relating to those securities, may not be proportionate. There may not be a liquid market for an Underlying SEI Fund to sell a derivative instrument, which could result in difficulty closing the positions, and certain derivative instruments can magnify the extent of losses incurred due to changes in market value of the securities to which they relate. In addition, some derivative instruments are subject to counterparty risk.

Exchange-Traded Funds Risk:  A number of the Underlying SEI Funds may purchase shares of exchange-traded funds (ETFs) to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When an Underlying SEI Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

International Investing Risk:  A number of the Underlying SEI Funds invest in foreign securities. Investing in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund’s investments. In the case of foreign fixed income securities, price fluctuations will reflect international, economic and political events, as well as changes in currency valuations relative to the U.S. dollar. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing.  Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an Underlying SEI Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. The foreign sovereign debt securities and “Brady Bonds” that some Underlying SEI Funds purchase involve specific risks, including the risk that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their sovereign debt, which may require holders of such sovereign debt to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Junk Bond Risk:  Certain Underlying SEI Funds invest in bonds rated below investment grade (junk bonds). Junk bonds involve greater risk of default or downgrade, and involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of junk bonds may be more susceptible than issuers of investment grade securities to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. The volatility of junk bonds and certain foreign sovereign debt obligations is even greater than that of investment grade securities since the prospects for repayment of principal and interest of many of these securities is speculative. Some may even be in default. As an incentive to invest in these risky securities, they tend to offer higher returns.

Mortgage-Backed Securities Risk:  Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

Asset-Backed Securities Risk:  Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables.  Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets.  Therefore, repayment depends largely on the cash flows generated by the assets backing the securities.  Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities, which is discussed above.  Asset-backed securities present credit risks that are not presented by mortgage-backed securities.  This is because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets.  If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Underlying SEI Fund will be unable to possess and sell the underlying collateral and that the Underlying SEI Fund’s recoveries on repossessed collateral may not be available to support payments on the security.  In the event of a default, the Underlying SEI Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Non-Diversification Risk:  Certain Underlying SEI Funds are non-diversified, which means that they may invest in the securities of relatively few issuers. As a result, these Funds may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to their investments in those securities.

Short Sales Risk:  Short sales are transactions in which an Underlying SEI Fund sells a security it does not own. To complete a short sale, an Underlying SEI Fund must borrow the security to deliver to the buyer. An Underlying SEI Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by an Underlying SEI Fund and the Underlying SEI Fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Underlying SEI Fund replaces the borrowed security. Prior to replacing the borrowed security, certain Underlying SEI Funds may use the proceeds of a short sale to purchase other securities.  In such a case, the value of the Underlying SEI Fund’s holdings may exceed the value of the Underlying SEI Fund’s net assets, which could cause the Underlying SEI Fund’s returns to be more volatile than they would have been if such a strategy was not used. Certain Underlying SEI Funds’ investment strategies involve reinvesting proceeds received from selling securities short, which may effectively create leverage. The use of leverage can amplify the effects of market volatility on an Underlying SEI Fund’s share price and make an Underlying SEI Fund’s returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of an Underlying SEI Fund’s portfolio securities. The use of leverage may also cause an Underlying SEI Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Small Capitalization Risk:  Certain Underlying SEI Funds invest in stocks of small capitalization companies. The smaller capitalization companies an Underlying SEI Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange and may or may not pay dividends.

Investment Adviser

SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the Adviser to each Fund.  SIMC makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund’s investment program.  As of June 30, 2007, SIMC had approximately $XX.X billion in assets under management.  For the fiscal year ended March 31, 2007, SIMC received investment advisory fees, as a percentage of each Fund’s net assets, at the following annual rates:

Defensive Strategy Fund	X.XX	%
Defensive Strategy Allocation Fund	X.XX	%
Conservative Strategy Fund	X.XX	%
Conservative Strategy Allocation Fund	X.XX	%
Moderate Strategy Fund	X.XX	%
Moderate Strategy Allocation Fund	X.XX	%
Aggressive Strategy Fund	X.XX	%
Tax-Managed Aggressive Strategy Fund	X.XX	%
Core Market Strategy Fund	X.XX	%
Core Market Strategy Allocation Fund	X.XX	%
Market Growth Strategy Fund	X.XX	%
Market Growth Strategy Allocation Fund	X.XX	%

A discussion regarding the basis for the Board of Trustees’ approval of the Funds’ investment advisory agreement is available in the Funds’ annual report, which covers the period April 1, 2006 through March 31, 2007.

In addition to serving as Adviser to the Funds, SIMC is adviser to the Underlying SEI Funds, and oversees one or more Sub-Advisers for the Underlying SEI Funds.  SIMC acts as the manager of managers of the Underlying SEI Funds, and is responsible for the investment performance of the Underlying SEI Funds since it allocates each Underlying SEI Fund’s assets to one or more Sub-Advisers and recommends hiring or changing Sub-Advisers to the Board of Trustees of the Underlying SEI Funds.

The Funds are managed by two investment professionals, as identified below.

Daniel Nevins, CFA, is currently the Managing Director of SIMC’s Portfolio Strategy Team.  Mr. Nevins is responsible for developing the asset allocation strategies for each Fund.  Along with leading the Portfolio Strategy Team, Mr. Nevins oversees research on investment strategies for individual and institutional investors.  Mr. Nevins joined SIMC in 1999 and led research groups in the individual investment planning and asset allocation areas prior to assuming his current responsibilities.

John J. McCue has served as Director of Portfolio Implementations for SIMC since 1995 and served as Director of Money Market Investments from 2003 to 2005.  Mr. McCue is responsible for the implementation of the Funds’ asset allocation strategies.

The SAI provides additional information about the portfolio managers’ compensation, other accounts they manage and their ownership, if any, of securities in the Funds.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called redeem) and exchange Class A Shares of the Funds.

The Funds offer Class A Shares only to financial institutions and intermediaries for their own or their customers’ accounts.  For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL-SEI.

How to Purchase Fund Shares

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

Financial institutions and intermediaries may purchase Class A Shares by placing orders with the Funds’ transfer agent (the Transfer Agent) or its authorized agent.  Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems.  Generally, cash investments must be transmitted or delivered in federal funds to the Funds’ wire agent by the close of business on the day after the order is placed.  However, in certain circumstances the Funds at their discretion may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Funds’ procedures and applicable law.  The Funds reserve the right to refuse any purchase requests, particularly those that the Funds reasonably believe may not be in the best interests of the Funds or their shareholders and could adversely affect the Funds or their operations.  This includes those from any individual or group who, in a Fund’s view, is likely to engage in excessive trading (usually defined as four or more “round trips” in a Fund in any twelve-month period).  For more information regarding the Funds’ policy and procedures related to excessive trading, please see “Frequent Purchases and Redemptions of Fund Shares” below.

When you purchase, sell or exchange Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase, sale and exchange requests to these financial institutions at an earlier time for your transaction to become effective that day.  This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares.  These requests are executed at the net asset value per share (NAV) next determined after the intermediary receives the request if transmitted to the Funds in accordance with the Funds’ procedures and applicable law.  These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution’s or intermediary’s procedures for transacting with the Funds.  For more information about how to purchase, sell or exchange Fund shares through your financial institution, you should contact your financial institution directly.  Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

Each Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern time).  So, for you to receive the current Business Day’s NAV, a Fund (or an authorized agent) must receive your purchase order in proper form before 4:00 p.m. Eastern time.  A Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

Please note that the Strategy Allocation Funds are not recommended for purchase by persons who do not choose to participate in a GoalLink Strategy.

Pricing of Fund Shares

NAV for one Fund share is the value of that share’s portion of the net assets of the Fund. In calculating NAV, each Fund generally values shares of the Underlying SEI Funds at their NAV and other investments at market prices.  Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees.  The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the Committee) designated by the

Funds’ Board of Trustees.  The Committee is currently composed of two members of the Board of Trustees, as well as representatives from SIMC and its affiliates.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended, the security has been de-listed from a national exchange, the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or the security’s primary pricing source is not able or willing to provide a price.  When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.  Examples of factors the Committee may consider are: the facts giving rise to the need to fair value, the last trade price, the performance of the market or the issuer’s industry, the liquidity or market capitalization of the security, the size of the holding in a Fund or any other appropriate information.  The Fund’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.  The respective prospectuses for the Underlying SEI Funds in which the Funds invest explain the circumstances in which those Funds will use fair value pricing and the effects of fair value pricing.

The Funds’ Pricing and Valuation Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees. However, when the change would not materially affect valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, Board approval may be obtained at the next regularly scheduled Board meeting.

Minimum Purchases

To purchase Class A Shares for the first time, you must invest at least $100,000 in any Fund with minimum subsequent investments of at least $1,000.  A Fund may accept investments of smaller amounts at its discretion.

Frequent Purchases and Redemptions of Fund Shares

“Market timing” refers to a pattern of frequent purchases and sales of a Fund’s shares, often with the intent of earning arbitrage profits. Market timing of the Funds could harm other shareholders in various ways, including by diluting the value of the shareholders’ holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing the Funds to incur unwanted taxable gains and forcing the Funds to hold excess levels of cash.

The Funds are intended to be long-term investment vehicles and are not designed for investors that engage in short-term trading activity (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa, in an effort to take advantage of short-term market movements). Accordingly, the Board of Trustees has adopted policies and procedures on behalf of the Funds to deter short-term trading.  These policies and procedures do not apply with respect to money market funds. The Transfer Agent will monitor trades in an effort to detect short-term trading activities. If, as a result of this monitoring, a Fund determines, in its sole discretion, that a shareholder has engaged in excessive short-term trading, it will refuse to process future purchases or exchanges into the Fund from that shareholder’s account.

A shareholder will be considered to be engaging in excessive short-term trading in a Fund in the following circumstances:

i.                                          if the shareholder conducts four or more “round trips” in a Fund (other than a money market fund) in any twelve-month period. A round trip involves the purchase of shares of a Fund and subsequent redemption of all or most of those shares. An exchange into and back out of a Fund in this manner is also considered a round trip.

ii.                                       if a Fund determines, in its sole discretion, that a shareholder’s trading activity constitutes excessive short-term trading, regardless of whether such shareholder exceeds the foregoing round trip threshold.

The Funds in their sole discretion also reserve the right to reject any purchase request (including exchange requests) for any reason without notice.

Judgments with respect to implementation of the Funds’ policies are made uniformly and in good faith in a manner that the Funds believe is consistent with the best long-term interests of shareholders. When applying the Funds’ policies, the Funds may consider (to the extent reasonably available) an investor’s trading history in all SEI funds, as well as trading in accounts under common ownership, influence or control, and any other information available to the Funds.

The Funds’ monitoring techniques are intended to identify and deter short-term trading in the Funds. However, despite the existence of these monitoring techniques, it is possible that short-term trading may occur in the Funds without being identified. For example, certain investors seeking to engage in short-term trading may be adept at taking steps to hide their identity or activity from the Funds’ monitoring techniques. Operational or technical limitations may also limit the Funds’ ability to identify short-term trading activity.

While it is the Funds’ intention that intermediaries trading in Fund shares will assist the Funds in enforcing the Funds’ policies, certain intermediaries may be unable or unwilling to effectively enforce the Funds’ trading or exchange restrictions. The Funds will monitor trading activity coming from such intermediaries and take reasonable steps to seek cooperation from any intermediary through which the Funds believe short-term trading activity is taking place.

Certain of the SEI funds are sold to participant-directed employee benefit plans. The Funds’ ability to monitor or restrict trading activity by individual participants in a plan may be constrained by regulatory restrictions or plan policies. In such circumstances, the Funds will take such action, which may include taking no action, as deemed appropriate in light of all the facts and circumstances.

The Funds may amend these policies and procedures in response to changing regulatory requirements or to enhance the effectiveness of the program.

Foreign Investors

The Funds do not generally accept investments by non-U.S. persons.  Non-U.S. persons may be permitted to invest in a Fund subject to the satisfaction of enhanced due diligence.

Customer Identification and Verification and Anti-Money Laundering Program

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account.  Accounts for the Funds are generally opened through other financial institutions or financial intermediaries.  When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you.  This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information.  In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Funds will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application).  The Funds, however, reserve the right to close and/or liquidate your account at the then-current day’s price if the financial institution or financial intermediary through which you open your account is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax consequences.

Customer identification and verification is part of the Funds’ overall obligation to deter money laundering under Federal law.  The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities.  In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity.  These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority.  If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if a Fund is required to withhold such proceeds.

How to Sell Your Fund Shares

If you hold Class A Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts.  If you have questions, call 1-800-DIAL-SEI.  If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares.  Your financial institution or intermediary may charge a fee for its services.  The sale price of each share will be the next NAV determined after the Funds receive your request or after the Funds’ authorized intermediary receives your request if transmitted to the Funds in accordance with the Funds’ procedures and applicable law.

Receiving Your Money

Normally, the Funds will make payment on your sale on the Business Day following the day on which they receive your request, but it may take up to seven days.  You may arrange for your proceeds to be wired to your bank account.

Redemptions In Kind

The Funds generally pay sale (redemption) proceeds in cash.  However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds’ remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind).  Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Suspension of Your Right to Sell Your Shares

The Funds may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission declares an emergency or for other reasons.  More information about this is in the SAI.

How to Exchange Your Shares

You may exchange Class A Shares of any Fund for Shares of the same Class of any other Fund on any Business Day by contacting the Funds directly by mail or telephone.  You may also exchange shares through your financial institution or intermediary by telephone.  This exchange privilege may be changed or canceled at any time upon 60 days’ notice.  When you exchange shares, you are really selling your shares and buying other Fund shares.  So, your sale price and purchase price will be based on the NAV next calculated after the Funds receive your exchange request.

Telephone Transactions

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk.  The Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions.  If the Funds follow these procedures, the Funds will not be responsible for any losses or costs incurred by following telephone instructions that the Funds reasonably believe to be genuine.

Distribution of Fund Shares

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds.  SIDCo. receives no compensation for distributing the Funds’ shares.

The Funds are sold primarily through independent registered investment advisers, financial planners, bank trust departments and other financial advisors (“Financial Advisors”) who provide their clients with advice and services in connection with their investments in the SEI Funds. Many Financial Advisors are also associated with broker-dealer firms. SIMC and its affiliates, at their expense, may pay compensation to these broker-dealers or other financial institutions for marketing, promotional or other services. These payments may be significant to these firms, and may create an incentive for the firm or its associated Financial Advisors to recommend or offer shares of the SEI Funds to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources. SIMC and its affiliates may also provide other products and services to Financial Advisors. For additional information, please see the Funds’ Statement of Additional Information. You also can ask your Financial Advisor about any payments it receives from SIMC and its affiliates, as well as about fees it charges.

Disclosure of Portfolio Holdings Information

The Funds’ and the Underlying SEI Funds’ portfolio holdings can be obtained on the Internet at the following addresses: (i) enterprise clients are directed to http://www.seic.com/holdings_home.asp; and (ii) advisor and individual investors are directed to http://www.seic.com/fund_holdings_home.asp (together, the Portfolio Holdings Website).  Ten calendar days after each month end, a list of the top ten portfolio holdings in each Fund and Underlying SEI Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Thirty calendar days after the end of each month, a list of all portfolio holdings in each Fund and Underlying SEI Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the first business day of the fifth month after the date to which the data relates, at which time it will be permanently removed from the site.

Additional information regarding the Funds’ policy and procedures on the disclosure of portfolio holdings information is available in the SAI.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

Substantially all of the net investment income (exclusive of capital gains) of each Fund is periodically declared and paid as a dividend. Capital gains, if any, are distributed at least annually. If you own Fund shares on a Fund’s record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receive your written notice. To cancel your election, simply send the Funds written notice.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates, except to the extent they are designated as qualified dividend income. Dividends that are designated by a Fund as qualified dividend income are eligible for the reduced maximum rate to individuals of 15 percent (5 percent for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income and certain holding period requirements are met by you and by the Fund. The Defensive Strategy Fund and the Conservative Strategy Fund each expect to distribute primarily ordinary income distributions that will not constitute qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains (currently at a maximum rate of 15 percent). Each sale or exchange of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different Fund is treated the same as a sale.

Foreign tax credits, if any, received by a Fund as a result of an investment in an Underlying SEI Fund will not be passed through to you.

More information about taxes is in the Funds’ SAI.

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class A Shares of each Fund. This information is intended to help you understand each Fund’s financial performance for the past five years or, if shorter, the period of a Fund’s operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

The information for the years ended March 31, 2006 and 2007 have been audited by [                  ], an independent registered public accounting firm. Their report, along with each Fund’s financial statements, appears in the annual report that accompanies the Funds’ SAI. The information for the periods presented through March 31, 2005 has been audited by the Funds’ previous independent auditors. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

SEI ASSET ALLOCATION TRUST
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS ENDED MARCH 31,

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains on Securities		Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Return of Capital ***	Total Dividends and Distributions
Defensive Strategy Fund
Class A
2007	$ XX.XX	$ X.XX		$ X.XX		$ X.XX	$ (X.XX )	$ (X.XX )	—	$ (X.XX )
2006	10.34	0.39	*	0.20	*	0.59	(0.33)	(0.02)	—	(0.35)
2005	10.29	0.29	*	0.06	*	0.35	(0.25)	(0.05)	—	(0.30)
2004(1)	10.00	0.14	*	0.15	*	0.29	—	—	—	—
Defensive Strategy Allocation Fund
Class A
2007	$ XX.XX	$ X.XX		$ X.XX		$ X.XX	$ (X.XX )	$ (X.XX )	—	$ (X.XX )
2006(5)	11.48	0.40	*	1.31	*	1.71	(0.36)	(0.15)	—	(0.51)
2005(2)	40.84	0.88	*	0.16	*	1.04	(0.80)	(0.16)	(29.44)	(30.40)
2004(1)(2)	40.00	0.80	*	0.04	*	0.84	—	—	—	—
Conservative Strategy Fund
Class A
2007	$ XX.XX	$ X.XX		$ X.XX		$ X.XX	$ (X.XX )	$ (X.XX )	—	$ (X.XX )
2006	10.61	0.38	*	0.53	*	0.91	(0.34)	(0.05)	—	(0.39)
2005	10.43	0.31	*	0.22	*	0.53	(0.28)	(0.07)	—	(0.35)
2004(1)	10.00	0.13	*	0.30	*	0.43	—	—	—	—
Conservative Strategy Allocation Fund
Class A
2007	$ XX.XX	$ X.XX		$ X.XX		$ X.XX	$ (X.XX )	$ (X.XX )	—	$ (X.XX )
2006(6)	10.18	0.32	*	1.30	*	1.62	(0.32)	(0.18)	—	(0.50)
2005(3)	20.90	0.52	*	0.48	*	1.00	(0.50)	(0.14)	(11.08)	(11.72)
2004(1)(3)	20.00	0.24	*	0.66	*	0.90	—	—	—	—

	Net Asset Value, End of Period	Total Return†		Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets**		Ratio of Net Investment Income to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimburse- ment)**		Portfolio Turnover Rate
Defensive Strategy Fund
Class A
2007	$ X.XX	X.XX	%	$ X.XX	X.XX	%	X.XX	%	X.XX	%	XX	%
2006	10.58	5.81		99,511	0.10		3.69		0.35		46
2005	10.34	3.44		26,587	0.10		2.78		0.49		52
2004(1)	10.29	2.90		2,500	0.10		3.78		4.04		1
Defensive Strategy Allocation Fund
Class A
2007	$ X.XX	X.XX	%	$ X.XX	X.XX	%	X.XX	%	X.XX	%	XX	%
2006(5)	12.68	15.10		20,027	0.10		3.74		0.36		49
2005(2)	11.48	3.09		4,608	0.10		2.14		0.59		212
2004(1)(2)	40.84	2.10		1,249	0.10		5.38		8.27		5
Conservative Strategy Fund
Class A
2007	$ X.XX	X.XX	%	$ X.XX	X.XX	%	X.XX	%	X.XX	%	XX	%
2006	11.13	8.72		110,248	0.10		3.48		0.35		15
2005	10.61	5.12		47,268	0.10		2.97		0.46		49
2004(1)	10.43	4.30		3,092	0.10		3.44		2.69		4
Conservative Strategy Allocation Fund
Class A
2007	$ X.XX	X.XX	%	$ X.XX	X.XX	%	X.XX	%	X.XX	%	XX	%
2006(6)	11.30	16.29		37,197	0.10		3.22		0.37		28
2005(3)	10.18	5.18		25,443	0.10		2.48		0.45		167
2004(1)(3)	20.90	4.50		3,090	0.10		3.03		2.27		—

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains on Securities		Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Return of Capital ***	Total Dividends and Distributions
Moderate Strategy Fund
Class A
2007	$ XX.XX	$ X.XX		$ X.XX		$ X.XX	$ (X.XX )	$ (X.XX )	—	$ (X.XX )
2006	11.03	0.37	*	0.82	*	1.19	(0.34)	(0.06)	—	(0.40)
2005	10.69	0.34	*	0.33	*	0.67	(0.28)	(0.05)	—	(0.33)
2004(1)	10.00	0.14	*	0.55	*	0.69	—	—	—	—
Moderate Strategy Allocation Fund
Class A
2007	$ XX.XX	$ X.XX		$ X.XX		$ X.XX	$ (X.XX )	$ (X.XX )	—	$ (X.XX )
2006(6)	12.54	0.28	*	1.58	*	1.86	(0.27)	(0.10)	—	(0.37)
2005(3)	21.16	0.52	*	0.58	*	1.10	(0.46)	(0.14)	(9.12)	(9.72)
2004(1)(3)	20.00	0.30	*	0.86	*	1.16	—	—	—	—
Aggressive Strategy Fund
Class A
2007	$ XX.XX	$ X.XX		$ X.XX		$ X.XX	$ (X.XX )	$ (X.XX )	—	$ (X.XX )
2006	11.45	0.28	*	1.75	*	2.03	(0.24)	(0.06)	—	(0.30)
2005	10.89	0.30	*	0.56	*	0.86	(0.24)	(0.06)	—	(0.30)
2004(1)	10.00	0.09	*	0.80	*	0.89	—	—	—	—
Tax-Managed Aggressive Strategy Fund
Class A
2007	$ XX.XX	$ X.XX		$ X.XX		$ X.XX	$ (X.XX )	$ (X.XX )	—	$ (X.XX )
2006	11.54	0.21	*	1.78	*	1.99	(0.19)	(0.08)	—	(0.27)
2005	10.89	0.24	*	0.62	*	0.86	(0.19)	(0.02)	—	(0.21)
2004(1)	10.00	0.06	*	0.83	*	0.89	—	—	—	—

	Net Asset Value, End of Period	Total Return†		Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets**		Ratio of Net Investment Income to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimburse- ment)**		Portfolio Turnover Rate
Moderate Strategy Fund
Class A
2007	$ X.XX	X.XX	%	$ X.XX	X.XX	%	X.XX	%	X.XX	%	XX	%
2006	11.82	10.89		342,663	0.10		3.22		0.35		6
2005	11.03	6.32		163,817	0.10		3.06		0.41		27
2004(1)	10.69	6.90		9,400	0.10		3.54		1.64		4
Moderate Strategy Allocation Fund
Class A
2007	$ X.XX	X.XX	%	$ X.XX	X.XX	%	X.XX	%	X.XX	%	XX	%
2006(6)	14.03	14.98		91,539	0.10		2.26		0.36		12
2005(3)	12.54	5.61		40,281	0.10		2.39		0.43		137
2004(1)(3)	21.16	5.80		2,118	0.10		3.94		4.71		1
Aggressive Strategy Fund
Class A
2007	$ X.XX	X.XX	%	$ X.XX	X.XX	%	X.XX	%	X.XX	%	XX	%
2006	13.18	17.90		192,654	0.10		2.27		0.35		60
2005	11.45	7.87		73,500	0.10		2.66		0.43		13
2004(1)	10.89	8.90		6,721	0.10		2.18		2.24		2
Tax-Managed Aggressive Strategy Fund
Class A
2007	$ X.XX	X.XX	%	$ X.XX	X.XX	%	X.XX	%	X.XX	%	XX	%
2006	13.26	17.35		66,660	0.10		1.69		0.35		12
2005	11.54	7.90		34,131	0.10		2.11		0.50		18
2004(1)	10.89	8.90		2,664	0.10		1.39		2.16		44

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains on Securities		Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Return of Capital ***	Total Dividends and Distributions
Core Market Strategy Fund
Class A
2007	$ XX.XX	$ X.XX		$ X.XX		$ X.XX	$ (X.XX )	$ (X.XX )	—	$ (X.XX )
2006	10.73	0.35	*	0.67	*	1.02	(0.32)	(0.06)	—	(0.38)
2005	10.60	0.33	*	0.16	*	0.49	(0.28)	(0.08)	—	(0.36)
2004(1)	10.00	0.11	*	0.49	*	0.60	—	—	—	—
Core Market Strategy Allocation Fund
Class A
2007	$ XX.XX	$ X.XX		$ X.XX		$ X.XX	$ (X.XX )	$ (X.XX )	—	$ (X.XX )
2006(6)	11.32	0.19	*	1.74	*	1.93	(0.17)	(0.16)	—	(0.33)
2005(3)	21.08	0.56	*	0.46	*	1.02	(0.42)	(0.10)	(10.26)	(10.78)
2004(1)(3)	20.00	1.80	*	(0.72	)*	1.08	—	—	—	—
Market Growth Strategy Fund
Class A
2007	$ XX.XX	$ X.XX		$ X.XX		$ X.XX	$ (X.XX )	$ (X.XX )	—	$ (X.XX )
2006	11.02	0.32	*	1.17	*	1.49	(0.28)	(0.05)	—	(0.33)
2005	10.63	0.33	*	0.36	*	0.69	(0.25)	(0.05)	—	(0.30)
2004(1)	10.00	0.08	*	0.55	*	0.63	—	—	—	—
Market Growth Strategy Allocation Fund
Class A
2007	$ XX.XX	$ X.XX		$ X.XX		$ X.XX	$ (X.XX )	$ (X.XX )	—	$ (X.XX )
2006(7)	12.89	0.24	*	1.94	*	2.18	(0.22)	(0.03)	—	(0.25)
2005(4)	15.99	0.36	*	0.62	*	0.98	(0.35)	(0.16)	(3.57)	(4.08)
2004(1)(4)	15.00	0.09	*	0.90	*	0.99	—	—	—	—

	Net Asset Value, End of Period	Total Return†		Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets**		Ratio of Net Investment Income to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimburse- ment)**		Portfolio Turnover Rate
Core Market Strategy Fund
Class A
2007	$ X.XX	X.XX	%	$ X.XX	X.XX	%	X.XX	%	X.XX	%	XX	%
2006	11.37	9.68		84,047	0.10		3.18		0.35		42
2005	10.73	4.66		40,602	0.10		3.09		0.46		55
2004(1)	10.60	6.00		5,867	0.10		2.87		2.54		6
Core Market Strategy Allocation Fund
Class A
2007	$ X.XX	X.XX	%	$ X.XX	X.XX	%	X.XX	%	X.XX	%	XX	%
2006(6)	12.92	17.29		20,456	0.10		1.67		0.36		34
2005(3)	11.32	5.53		13,474	0.10		2.61		0.57		159
2004(1)(3)	21.08	5.40		382	0.10		23.19		64.00		—
Market Growth Strategy Fund
Class A
2007	$ X.XX	X.XX	%	$ X.XX	X.XX	%	X.XX	%	X.XX	%	XX	%
2006	12.18	13.72		466,958	0.10		2.74		0.35		44
2005	11.02	6.50		208,538	0.10		2.98		0.40		8
2004(1)	10.63	6.30		11,707	0.10		2.02		1.55		13
Market Growth Strategy Allocation Fund
Class A
2007	$ X.XX	X.XX	%	$ X.XX	X.XX	%	X.XX	%	X.XX	%	XX	%
2006(7)	14.82	17.02		127,791	0.10		1.77		0.36		8
2005(4)	12.89	6.42		55,765	0.10		2.25		0.43		71
2004(1)(4)	15.99	6.60		11,608	0.10		1.48		0.87		1

(1)     Commenced operations November 14, 2003.  All ratios have been annualized.  Total return has not been annualized.

(2)     Per Share amounts have been restated for a 1 for 4 reverse stock split paid to shareholders of record on May 6, 2005.

(3)     Per Share amounts have been restated for a 1 for 2 reverse stock split paid to shareholders of record on May 6, 2005.

(4)     Per Share amounts have been restated for a 2 for 3 reverse stock split paid to shareholders of record on May 6, 2005.

(5)     Per Share amounts have been adjusted for a 1 for 4 reverse stock split paid to shareholders of record on May 6, 2005.

(6)     Per Share amounts have been adjusted for a 1 for 2 reverse stock split paid to shareholders of record on May 6, 2005.

(7)     Per Share amounts have been adjusted for a 2 for 3 reverse stock split paid to shareholders of record on May 6, 2005.

†                        Returns are for the period indicated and have not been annualized.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*        Per share calculations were performed using average shares.

**     The expense ratios do not include expenses of the underlying affiliated investment companies.

***   Reflects distributions in connection with the liquidation of the Fund’s investments in certain underlying funds.

Amounts designated as “—” are $0 or have been rounded to $0.

SEI ASSET ALLOCATION TRUST

Investment Adviser

SEI Investments Management Corporation

One Freedom Valley Drive

Oaks, PA 19456

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius LLP

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated July 31, 2007 includes detailed information about SEI Asset Allocation Trust.  The SAI is on file with the SEC and is incorporated by reference into this prospectus.  This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Funds’ holdings and contain information from the Funds’ managers about Fund strategies and market conditions and trends and their impact on Fund performance.  The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

By Telephone:	Call 1-800-DIAL-SEI

By Mail:	Write to the Funds at:
One Freedom Valley Drive
Oaks, PA 19456

By Internet:	http://www.seic.com

From the SEC:  You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the SEI Asset Allocation Trust, from the EDGAR Database on the SEC’s website (“http://www.sec.gov”).  You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-551-8090).  You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.  You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

SEI Asset Allocation Trust’s Investment Company Act registration number is 811-07445.

SEI ASSET ALLOCATION TRUST

Class I Shares

PROSPECTUS

July 31, 2007

DEFENSIVE STRATEGY FUND
CONSERVATIVE STRATEGY FUND
MODERATE STRATEGY FUND
AGGRESSIVE STRATEGY FUND
CORE MARKET STRATEGY FUND
MARKET GROWTH STRATEGY FUND

Investment Adviser:
SEI INVESTMENTS MANAGEMENT CORPORATION

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

1

About This Prospectus

SEI Asset Allocation Trust is a mutual fund family that offers shares in separate investment portfolios (Funds).  This prospectus gives you important information about Class I Shares of the Funds that you should know before investing.  Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information.  On the next page, there is some general information you should know about risk and return that is common to each of the Funds.  For more detailed information about each Fund, please see:

2

Global Asset Allocation

Each Fund has its own distinct risk and reward characteristics, investment objective, policies and strategies. In addition to managing the Funds, SEI Investments Management Corporation (SIMC) constructs and maintains global asset allocation strategies for certain clients, and the Funds are designed in part to implement those strategies by investing in certain mutual funds (Underlying SEI Funds), each of which is managed by SIMC.  The degree to which an investor’s Fund is invested in the particular market segments and/or asset classes represented by the Underlying SEI Funds varies, as does the investment risk/return potential represented by each Fund. Some Funds may have extremely volatile returns.  Because of the historical lack of correlation among various asset classes, an investment in a portfolio of Funds representing a range of asset classes as part of an asset allocation strategy may reduce the strategy’s overall level of volatility. As a result, a global asset allocation strategy may reduce risk.

In managing the Funds, SIMC focuses on four key principles: asset allocation, portfolio structure, the use of managers and continuous portfolio management.  Asset allocation across appropriate asset classes (i.e., the Underlying SEI Funds) is the central theme of SIMC’s investment philosophy.  SIMC then oversees a network of managers who invest the assets of the Underlying SEI Funds in distinct segments of the market or class represented by each Underlying SEI Fund.  These managers adhere to distinct investment disciplines, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes. Finally, SIMC regularly rebalances to ensure that the appropriate mix of assets is constantly in place, and constantly monitors and evaluates managers for the Underlying SEI Funds to ensure that they do not deviate from their stated investment philosophy or process.

3

Risk/Return Information Common to the Funds

Each Fund is a mutual fund.  A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal.  Each Fund’s assets are managed under the direction of SIMC, who manages the Fund’s assets in a way that it believes will help each Fund achieve its goal.  In order to achieve its investment objective, SIMC allocates each Fund’s assets among certain Underlying SEI Funds.  These Underlying SEI Funds are separately-managed series of the following investment companies:  SEI Institutional Managed Trust (SIMT), SEI Institutional International Trust (SIT) and SEI Daily Income Trust (SDIT).  Each Underlying SEI Fund invests primarily in domestic or foreign equity securities, domestic or foreign fixed income securities or money market instruments.  The assets of each Fund are allocated among Underlying SEI Funds in accordance with its investment objective.  These Underlying SEI Funds, in turn, invest directly in securities in accordance with their own varying investment objectives and policies.  SIMC may change the allocations to the particular asset classes represented by the Underlying SEI Funds when it deems it appropriate.

Still, investing in the Funds involves risk, and there is no guarantee that a Fund will achieve its goal. SIMC’s judgments about the markets or the economy and its decisions about investing in Underlying SEI Funds may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment.  In fact, no matter how good a job SIMC does, you could lose money on your investment in the Funds, just as you could with other investments.  A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in a Fund is based on the market prices of the Underlying SEI Funds and, in turn, the securities that the Underlying SEI Funds hold.  These prices change daily due to economic and other events that affect particular companies and other issuers.  These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities an Underlying SEI Fund owns and the markets in which those securities trade.  The estimated level of volatility for each Fund is set forth in the Fund Summaries that follow.  The effect on an Underlying SEI Fund of a change in the value of a single security will depend on how widely the Underlying SEI Fund diversifies its holdings.

4

DEFENSIVE STRATEGY FUND

Fund Summary

Investment Goal:	Manage risk of loss while providing current income and opportunity for limited capital appreciation

Share Price Volatility:	Low to medium

Principal Investment Strategy:

Invest in a combination of Underlying SEI Funds that invest primarily in U.S. short-term investment grade fixed income securities and, to a lesser extent, U.S. and/or foreign non-investment grade fixed income securities, common stocks and securities of real estate companies

Investment Strategy

The Defensive Strategy Fund invests in Underlying SEI Funds.  The Underlying SEI Funds invest, in turn, in securities in specific asset classes.  Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund’s assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. short-term investment grade fixed income securities, including mortgage-backed securities.  The Fund will invest to a lesser extent in Underlying SEI Funds that invest in U.S. and/or foreign non-investment grade fixed income securities, common stocks and securities of real estate companies.  SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

Fund/Asset Class	Investment Range (Percentage of the Fund’s Assets)

U.S. Equity

SIMT Large Cap Growth Fund

SIMT Large Cap Value Fund

SIMT Large Cap Diversified Alpha Fund

SIMT Small/Mid Cap Diversified Alpha Fund

SIMT U.S. Managed Volatility Fund

SIMT Global Managed Volatility Fund

SIMT Small Cap Growth Fund

SIMT Small Cap Value Fund

0-30%

International Equity SIT Emerging Markets Equity Fund SIT International Equity Fund	0-15%

Real Estate SIMT Real Estate Fund	0-20%

Investment Grade Bonds & Money Market SDIT Ultra Short Bond Fund	50-100%

5

SIMT Core Fixed Income Fund SIMT Enhanced Income Fund SLAT Prime Obligation Fund

Non-Investment Grade Bonds SIT Emerging Markets Debt Fund SIMT High Yield Bond Fund	0-30%

What are the Risks of Investing in the Fund?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund’s assets among them.  The prices of an Underlying SEI Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.  Generally, an Underlying SEI Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is greater than that of higher-rated securities.  Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Junk bonds, which are bonds rated below investment grade, involve greater risk of default or downgrade and are more volatile than investment grade securities.  Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness.  In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns.  Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity.  Discontinuation of these payments could substantially adversely affect the market value of the security.

Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund’s securities may fluctuate drastically from day to day.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by such companies may suffer a decline in response.  These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers.  These events will not necessarily affect the U.S. economy or similar issuers located in the United States.  In addition, investments in foreign countries are generally denominated in a foreign currency.  As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund’s investments.  These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.  These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing.  Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.  In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries.  As a result, there will tend to be an increased risk of price volatility associated with an Underlying SEI Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

6

An Underlying SEI Fund’s investments in the securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate.  Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties and defaults by borrowers or tenants.  In addition to these risks, real estate investment trusts (REITs) and real estate operating companies (REOCs) are dependent on specialized management skills and some REITs and REOCs may have investments in relatively few properties, or in a small geographic area or a single type of property.  These factors may increase the volatility of an Underlying SEI Fund’s investments in REITs or REOCs.

Short sales are transactions in which an Underlying SEI Fund sells a security it does not own.  To complete a short sale, an Underlying SEI Fund must borrow the security to deliver to the buyer.  An Underlying SEI Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement.  This price may be more or less than the price at which the security was sold by an Underlying SEI Fund and the Underlying SEI Fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Underlying SEI Fund replaces the borrowed security.

The Fund is also subject to the risk that categories of securities in which it invests may underperform other segments of the markets or the markets as a whole. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

7

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund.  Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund’s Class I Shares for three years.  The performance information shown is based on full calendar years.

2004	X.XX%
2005	X.XX%
2006	X.XX%

Best Quarter:	Worst Quarter:
X.XX%	X.XX%
(MM/DD/YY)	(MM/DD/YY)

The Fund’s Class I total return from January 1, 2007 to June 30, 2007 was X.XX%.

This table compares the Fund’s average annual total returns for Class I Shares for the periods ended December 31, 2006 to those of the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index), Lehman Aggregate Bond Index and Merrill Lynch 3-Month U.S. Treasury Bill Index.

Defensive Strategy Fund – Class I	1 Year		5 Years		10 Years		Since Inception*
Return Before Taxes	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Lehman Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Merrill Lynch 3-Month U.S. Treasury Bill Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%	X.XX	%	X.XX	%

*                      The inception date for the Fund’s Class I Shares is November 14, 2003.  Index returns shown from November 30, 2003.

**               After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***        An index measures the market prices of a specific group of securities in a particular market or securities in a market sector.  You cannot invest directly in an index.  Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses.  If an index had expenses, its performance would be lower.  The S&P 500 Index is a widely-recognized, market capitalization-weighted index (number of shares outstanding multiplied by stock price) of 500 stocks that are traded on the New York Stock Exchange, American Stock Exchange and Nasdaq National Market.  The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.  The Lehman Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Government obligations, corporate debt securities and AAA rated mortgage-backed securities.  All securities in the Lehman Aggregate Bond Index are rated investment grade (BBB-) or higher, with maturities of at least

8

one year.  The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged index of treasury securities that assumes reinvestment of all income.

9

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (Expenses deducted from Fund assets)	Class I Shares
Investment Advisory Fees	X.XX	%
Distribution (12b-1) Fees	X.XX	%
Other Expenses	X.XX	%
Acquired Fund Fees and Expenses	X.XX	%*
Total Annual Fund Operating Expenses	X.XX	%**

*              This amount reflects the estimated amount of expenses borne indirectly by the Fund as a result of its investments in the Underlying SEI Funds. Underlying Fund Expenses are estimated based upon the Fund’s investments in the Underlying SEI Funds as of March 31, 2007 and the total net operating expenses (after any fee waivers and/or fee reimbursements) for each Underlying SEI Fund’s most recently completed fiscal year. Actual Underlying SEI Fund expenses indirectly borne by the Fund will vary with changes in the allocation of the Fund’s assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds. For additional information on the total operating expenses of each Underlying SEI Fund, please see “Information About the Underlying SEI Funds.”

**           The Fund’s total actual annual fund operating expenses (which reflect the estimated amount of expenses borne indirectly by the Fund as a result of its investment in the Underlying SEI Funds) for the current fiscal year were less than the amount shown above because the Adviser, the Fund’s administrator and/or the Fund’s distributor each waived a portion of the fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level.  The Adviser, the Fund’s administrator and/or the Fund’s distributor may discontinue all or part of these waivers at any time.  With these fee waivers, the Fund’s actual total operating expenses were as follows:

Defensive Strategy Fund - Class I Shares	X.XX	%

For more information about these fees, see “Investment Adviser.”

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  For purposes of calculating the Example, the Fund’s fees are equal to the “Total Annual Fund Operating Expenses” figure in the table above.  Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Defensive Strategy Fund - Class I Shares	$	XXX	$	XXX	$	XXX	$	XXX

10

CONSERVATIVE STRATEGY FUND

Fund Summary

Investment Goal:	Manage risk of loss while providing the opportunity for modest capital appreciation

Share Price Volatility:	Low to medium

Principal Investment Strategy:

Invest in a combination of Underlying SEI Funds that invest primarily in U.S. short-term investment grade fixed income securities and, to a lesser extent, U.S. and/or foreign non-investment grade fixed income securities, common stocks and securities of real estate companies

Investment Strategy

The Conservative Strategy Fund invests in Underlying SEI Funds.  The Underlying SEI Funds invest, in turn, in securities in specific asset classes.  Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund’s assets will be invested in Underlying SEI Funds that invest primarily in U.S. short-term investment grade fixed income securities, including mortgage-backed securities.  The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities, common stocks and securities of real estate companies.  SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

Fund/Asset Class	Investment Range (Percentage of the Fund’s Assets)

U.S. Equity

SIMT Large Cap Growth Fund

SIMT Large Cap Value Fund

SIMT Large Cap Diversified Alpha Fund

SIMT Small/Mid Cap Diversified Alpha Fund

SIMT U.S. Managed Volatility Fund

SIMT Global Managed Volatility Fund

SIMT Small Cap Growth Fund

SIMT Small Cap Value Fund

0-40%

International Equity SIT Emerging Markets Equity Fund SIT International Equity Fund	0-20%

Real Estate SIMT Real Estate Fund	0-25%

11

Investment Grade Bonds & Money Market SDIT Ultra Short Bond Fund SIMT Core Fixed Income Fund SIMT Enhanced Income Fund SLAT Prime Obligation Fund	35-100%

Non-Investment Grade Bonds SIT Emerging Markets Debt Fund SIMT High Yield Bond Fund	0-35%

What are the Risks of Investing in the Fund?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund’s assets among them.  The prices of an Underlying SEI Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.  Generally, an Underlying SEI Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is greater than that of higher-rated securities.  Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Junk bonds, which are bonds rated below investment grade, involve greater risks of default or downgrade and are more volatile than investment grade securities.  Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness.  In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns.  Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity.  Discontinuation of these payments could substantially adversely affect the market value of the security.

Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund’s securities may fluctuate drastically from day to day.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by such companies may suffer a decline in response.  These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers.  These events will not necessarily affect the U.S. economy or similar issuers located in the United States.  In addition, investments in foreign countries are generally denominated in a foreign currency.  As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund’s investments.  These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.  These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing.  Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.  In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries.  As a result, there will tend to be an increased risk of price volatility associated with an

12

Underlying SEI Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

An Underlying SEI Fund’s investments in the securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate.  Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties and defaults by borrowers or tenants.  In addition to these risks, REITs and REOCs are dependent on specialized management skills and some REITs and REOCs may have investments in relatively few properties, or in a small geographic area or a single type of property.  These factors may increase the volatility of an Underlying SEI Fund’s investments in REITs or REOCs.

Short sales are transactions in which an Underlying SEI Fund sells a security it does not own.  To complete a short sale, an Underlying SEI Fund must borrow the security to deliver to the buyer.  An Underlying SEI Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement.  This price may be more or less than the price at which the security was sold by an Underlying SEI Fund and the Underlying SEI Fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Underlying SEI Fund replaces the borrowed security.

The Fund is also subject to the risk that categories of securities in which it invests may underperform other segments of the markets or the markets as a whole.  Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

13

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund.  Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund’s Class I Shares for three years.  The performance information shown is based on full calendar years.

2004	X.XX%
2005	X.XX%
2006	X.XX%

Best Quarter:	Worst Quarter:
X.XX%	X.XX%
(MM/DD/YY)	(MM/DD/YY)

The Fund’s Class I total return from January 1, 2007 to June 30, 2007 was X.XX%.

This table compares the Fund’s average annual total returns for Class I Shares for the periods ended December 31, 2006 to those of the S&P 500 Index, Lehman Aggregate Bond Index and Merrill Lynch 3-Month U.S. Treasury Bill Index.

Conservative Strategy Fund – Class I	1 Year		5 Years		10 Years		Since Inception*
Return Before Taxes	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Lehman Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Merrill Lynch 3-Month U.S. Treasury Bill Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%	X.XX	%	X.XX	%

*                      The inception date for the Fund’s Class I Shares is November 14, 2003.  Index returns shown from November 30, 2003.

**               After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***        An index measures the market prices of a specific group of securities in a particular market or securities in a market sector.  You cannot invest directly in an index.  Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses.  If an index had expenses, its performance would be lower.  The S&P 500 Index is a widely-recognized, market capitalization-weighted index (number of shares outstanding multiplied by stock price) of 500 stocks that are traded on the New York Stock Exchange, American Stock Exchange and Nasdaq National Market.  The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.  The Lehman Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Government obligations, corporate debt securities and AAA rated mortgage-backed securities.  All securities in the Lehman Aggregate Bond Index are rated investment grade (BBB-) or higher, with maturities of at least

14

one year.  The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged index of treasury securities that assumes reinvestment of all income.

15

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (Expenses deducted from Fund assets)	Class I Shares
Investment Advisory Fees	X.XX	%
Distribution (12b-1) Fees	X.XX	%
Other Expenses	X.XX	%
Acquired Fund Fees and Expenses	X.XX	%*
Total Annual Fund Operating Expenses	X.XX	%**

*              This amount reflects the estimated amount of expenses borne indirectly by the Fund as a result of its investments in the Underlying SEI Funds. Underlying Fund Expenses are estimated based upon the Fund’s investments in the Underlying SEI Funds as of March 31, 2007 and the total net operating expenses (after any fee waivers and/or fee reimbursements) for each Underlying SEI Fund’s most recently completed fiscal year. Actual Underlying SEI Fund expenses indirectly borne by the Fund will vary with changes in the allocation of the Fund’s assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds. For additional information on the total operating expenses of each Underlying SEI Fund, please see “Information About the Underlying SEI Funds.”

**           The Fund’s total actual annual fund operating expenses (which reflect the estimated amount of expenses borne indirectly by the Fund as a result of its investment in the Underlying SEI Funds) for the current fiscal year were less than the amount shown above because the Adviser, the Fund’s administrator and/or the Fund’s distributor each waived a portion of the fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level. The Adviser, the Fund’s administrator and/or the Fund’s distributor may discontinue all or part of these waivers at any time.  With these fee waivers, the Fund’s actual total operating expenses were as follows:

Conservative Strategy Fund - Class I Shares	X.XX	%

For more information about these fees, see “Investment Adviser.”

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  For purposes of calculating the Example, the Fund’s fees are equal to the “Total Annual Fund Operating Expenses” figure in the table above.  Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Conservative Strategy Fund - Class I Shares	$	XXX	$	XXX	$	XXX	$	XXX

16

MODERATE STRATEGY FUND

Fund Summary

Investment Goal:	Capital appreciation, while managing the risk of loss

Share Price Volatility:	Medium to high

Principal Investment Strategy:

Invest in a combination of Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and/or U.S. short-term investment grade fixed income securities and, to a lesser extent, U.S. and/or foreign non-investment grade fixed income securities and securities of real estate companies

Investment Strategy

The Moderate Strategy Fund invests in Underlying SEI Funds.  The Underlying SEI Funds invest, in turn, in securities in specific asset classes.  Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund’s assets will be invested in Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and/or U.S. short-term investment grade fixed income securities, including mortgage-backed securities.  The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities and securities of real estate companies.  SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

Fund/Asset Class	Investment Range (Percentage of the Fund’s Assets)

U.S. Equity

SIMT Large Cap Growth Fund

SIMT Large Cap Value Fund

SIMT Large Cap Diversified Alpha Fund

SIMT Small/Mid Cap Diversified Alpha Fund

SIMT U.S. Managed Volatility Fund

SIMT Global Managed Volatility Fund

SIMT Small Cap Growth Fund

SIMT Small Cap Value Fund

0-50%

International Equity SIT Emerging Markets Equity Fund SIT International Equity Fund	0-25%

Real Estate SIMT Real Estate Fund	0-25%

Investment Grade Bonds & Money Market SDIT Ultra Short Bond Fund SIMT Core Fixed Income Fund	20-100%

17

SIMT Enhanced Income Fund SLAT Prime Obligation Fund

Non-Investment Grade Bonds SIT Emerging Markets Debt Fund SIMT High Yield Bond Fund	0-35%

What are the Risks of Investing in the Fund?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund’s assets among them.  The prices of an Underlying SEI Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.  Generally, an Underlying SEI Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is greater than that of higher-rated securities.  Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by such companies may suffer a decline in response.  These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers.  These events will not necessarily affect the U.S. economy or similar issuers located in the United States.  In addition, investments in foreign countries are generally denominated in a foreign currency.  As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund’s investments.  These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.  These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing.  Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.  In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries.  As a result, there will tend to be an increased risk of price volatility associated with an Underlying SEI Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

An Underlying SEI Fund’s investments in the securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate.  Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties and defaults by borrowers or tenants.  In addition to these risks, REITs and REOCs are dependent on specialized management skills and some REITs and REOCs may have investments in relatively few properties, or in a small geographic area or a single type of property.  These factors may increase the volatility of an Underlying SEI Fund’s investments in REITs or REOCs.

18

Junk bonds, which are bonds rated below investment grade, involve greater risks of default or downgrade and are more volatile than investment grade securities.  Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness.  In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns.  Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity.  Discontinuation of these payments could substantially adversely affect the market value of the security.

Short sales are transactions in which an Underlying SEI Fund sells a security it does not own.  To complete a short sale, an Underlying SEI Fund must borrow the security to deliver to the buyer.  An Underlying SEI Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement.  This price may be more or less than the price at which the security was sold by an Underlying SEI Fund and the Underlying SEI Fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Underlying SEI Fund replaces the borrowed security.

The Fund is also subject to the risk that categories of securities in which it invests may underperform other segments of the markets or the markets as a whole.  Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

19

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund.  Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund’s Class I Shares for three years.  The performance information shown is based on full calendar years.

2004	X.XX%
2005	X.XX%
2006	X.XX%

Best Quarter:	Worst Quarter:
X.XX%	X.XX%
(MM/DD/YY)	(MM/DD/YY)

The Fund’s Class I total return from January 1, 2007 to June 30, 2007 was X.XX%.

This table compares the Fund’s average annual total returns for Class I Shares for the periods ended December 31, 2006 to those of the S&P 500 Index, Lehman Aggregate Bond Index, Morgan Stanley Capital International (MSCI) EAFE Index and Merrill Lynch 3-Month U.S. Treasury Bill Index.

Moderate Strategy Fund – Class I	1 Year		5 Years		10 Years		Since Inception*
Return Before Taxes	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Lehman Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%	X.XX	%	X.XX	%
MSCI EAFE Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Merrill Lynch 3-Month U.S. Treasury Bill Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%	X.XX	%	X.XX	%

*                      The inception date for the Fund’s Class I Shares is November 14, 2003.  Index returns shown from November 30, 2003.

**               After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***        An index measures the market prices of a specific group of securities in a particular market or securities in a market sector.  You cannot invest directly in an index.  Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses.  If an index had expenses, its performance would be lower.  The S&P 500 Index is a widely-recognized, market capitalization-weighted index (number of shares outstanding multiplied by stock price) of 500 stocks that are traded on the New York Stock Exchange, American Stock Exchange and Nasdaq National Market.  The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.  The Lehman Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S.

20

Government obligations, corporate debt securities and AAA rated mortgage-backed securities.  All securities in the Lehman Aggregate Bond Index are rated investment grade (BBB-) or higher, with maturities of at least one year.  The Morgan Stanley Capital International (MSCI) EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.  The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged index of treasury securities that assumes reinvestment of all income.

21

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (Expenses deducted from Fund assets)	Class I Shares
Investment Advisory Fees	X.XX	%
Distribution (12b-1) Fees	X.XX	%
Other Expenses	X.XX	%
Acquired Fund Fees and Expenses	X.XX	%*
Total Annual Fund Operating Expenses	X.XX	%**

*                                         This amount reflects the estimated amount of expenses borne indirectly by the Fund as a result of its investments in the Underlying SEI Funds. Underlying Fund Expenses are estimated based upon the Fund’s investments in the Underlying SEI Funds as of March 31, 2007 and the total net operating expenses (after any fee waivers and/or fee reimbursements) for each Underlying SEI Fund’s most recently completed fiscal year. Actual Underlying SEI Fund expenses indirectly borne by the Fund will vary with changes in the allocation of the Fund’s assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds. For additional information on the total operating expenses of each Underlying SEI Fund, please see “Information About the Underlying SEI Funds.”

**                                  The Fund’s total actual annual fund operating expenses (which reflect the estimated amount of expenses borne indirectly by the Fund as a result of its investment in the Underlying SEI Funds) for the current fiscal year were less than the amount shown above because the Adviser, the Fund’s administrator and/or the Fund’s distributor each waived a portion of the fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level.  The Adviser, the Fund’s administrator and/or the Fund’s distributor may discontinue all or part of these waivers at any time.  With these fee waivers, the Fund’s actual total operating expenses were as follows:

Moderate Strategy Fund - Class I Shares	X.XX%

For more information about these fees, see “Investment Adviser.”

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  For purposes of calculating the Example, the Fund’s fees are equal to the “Total Annual Fund Operating Expenses” figure in the table above.  Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Moderate Strategy Fund - Class I Shares	$	XXX	$	XXX	$	XXX	$	XXX

22

AGGRESSIVE STRATEGY FUND

Fund Summary

Investment Goal:	Long-term capital appreciation

Share Price Volatility:	High

Principal Investment Strategy:

Invest in a combination of Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and other equity securities and, to a lesser extent, U.S. and/or foreign fixed income securities of varying credit quality and securities of real estate companies

Investment Strategy

The Aggressive Strategy Fund invests in Underlying SEI Funds.  The Underlying SEI Funds invest, in turn, in securities in specific asset classes.  Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund’s assets will be invested in Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and other equity securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign fixed income securities of varying quality and securities of real estate companies.  SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

Fund/Asset Class	Investment Range (Percentage of the Fund’s Assets)

U.S. Equity

SIMT Large Cap Growth Fund

SIMT Large Cap Value Fund

SIMT Large Cap Diversified Alpha Fund

SIMT Small/Mid Cap Diversified Alpha Fund

SIMT U.S. Managed Volatility Fund

SIMT Small Cap Growth Fund

SIMT Small Cap Value Fund

40-100%

International Equity SIT Emerging Markets Equity Fund SIT International Equity Fund	0-40%

Real Estate SIMT Real Estate Fund	0-20%

Investment Grade Bonds & Money Market SDIT Ultra Short Bond Fund SIMT Core Fixed Income Fund SLAT Prime Obligation Fund	0-25%

23

Non-Investment Grade Bonds SIT Emerging Markets Debt Fund SIMT High Yield Bond Fund	0-40%

What are the Risks of Investing in the Fund?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund’s assets among them.  Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund’s securities may fluctuate drastically from day to day.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by such companies may suffer a decline in response.  These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers.  These events will not necessarily affect the U.S. economy or similar issuers located in the United States.  In addition, investments in foreign countries are generally denominated in a foreign currency.  As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund’s investments.  These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.  These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an Underlying SEI Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The prices of an Underlying SEI Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.  Generally, an Underlying SEI Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

An Underlying SEI Fund’s investments in the securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate.  Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties and defaults by borrowers or tenants.  In addition to these risks, REITs and REOCs are dependent on specialized management skills and some REITs and REOCs may have investments in relatively few properties, or in a small geographic area or a single type of property.  These factors may increase the volatility of an Underlying SEI Fund’s investments in REITs or REOCs.

Junk bonds, which are bonds rated below investment grade, involve greater risks of default or downgrade and are more volatile than investment grade securities.  Junk bonds involve greater risk of price declines

24

than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness.  In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns.  Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity.  Discontinuation of these payments could substantially adversely affect the market value of the security.

Short sales are transactions in which an Underlying SEI Fund sells a security it does not own.  To complete a short sale, an Underlying SEI Fund must borrow the security to deliver to the buyer.  An Underlying SEI Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement.  This price may be more or less than the price at which the security was sold by an Underlying SEI Fund and the Underlying SEI Fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Underlying SEI Fund replaces the borrowed security.

The Fund is also subject to the risk that categories of securities in which it invests may underperform other segments of the markets or the markets as a whole. Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

25

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund.  Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund’s Class I Shares for two years.  The performance information shown is based on full calendar years.

2004	X.XX%
2005	X.XX%
2006	X.XX%

Best Quarter:	Worst Quarter:
X.XX%	X.XX%
(MM/DD/YY)	(MM/DD/YY)

The Fund’s Class I total return from January 1, 2007 to June 30, 2007 was X.XX%.

This table compares the Fund’s average annual total returns for Class I Shares for the periods ended December 31, 2006 to those of the S&P 500 Index and Morgan Stanley Capital International (MSCI) EAFE Index.

Aggressive Strategy Fund – Class I	1 Year		5 Years		10 Years		Since Inception*
Return Before Taxes	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%	X.XX	%	X.XX	%
MSCI EAFE Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%	X.XX	%	X.XX	%

*                      The inception date for the Fund’s Class I Shares is November 14, 2003.  Index returns shown from November 30, 2003.

**               After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***        An index measures the market prices of a specific group of securities in a particular market or securities in a market sector.  You cannot invest directly in an index.  Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses.  If an index had expenses, its performance would be lower.  The S&P 500 Index is a widely-recognized, market capitalization-weighted index (number of shares outstanding multiplied by stock price) of 500 stocks that are traded on the New York Stock Exchange, American Stock Exchange and Nasdaq National Market.  The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.  The Morgan Stanley Capital International (MSCI) EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.

26

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (Expenses deducted from Fund assets)	Class I Shares
Investment Advisory Fees	X.XX	%
Distribution (12b-1) Fees	X.XX	%
Other Expenses	X.XX	%
Acquired Fund Fees and Expenses	X.XX	%*
Total Annual Fund Operating Expenses	X.XX	%**

*              This amount reflects the estimated amount of expenses borne indirectly by the Fund as a result of its investments in the Underlying SEI Funds. Underlying Fund Expenses are estimated based upon the Fund’s investments in the Underlying SEI Funds, other than the SIMT Large Cap Diversified Alpha Fund, as of March 31, 2007 and the total net operating expenses (after any fee waivers and/or fee reimbursements) for each Underlying SEI Fund, other than the SIMT Large Cap Diversified Alpha Fund, for the most recently completed fiscal year.  The portion of the Underlying Fund Expenses attributable to the SIMT Large Cap Diversified Alpha Fund is calculated based on estimates of the Fund’s investments in the SIMT Large Cap Diversified Alpha Fund and the estimated total net operating expenses of the SIMT Large Cap Diversified Alpha Fund (after any fee waivers and/or fee reimbursements) for its current fiscal year. Actual Underlying SEI Fund expenses indirectly borne by the Fund will vary with changes in the allocation of the Fund’s assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds. For additional information on the total operating expenses of each Underlying SEI Fund, please see “Information About the Underlying SEI Funds.”

**           The Fund’s total actual annual fund operating expenses (which reflect the estimated amount of expenses borne indirectly by the Fund as a result of its investment in the Underlying SEI Funds) for the current fiscal year were less than the amount shown above because the Adviser, the Fund’s administrator and/or the Fund’s distributor each waived a portion of the fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level. The Adviser, the Fund’s administrator and/or the Fund’s distributor may discontinue all or part of these waivers at any time.  With these fee waivers, the Fund’s actual total operating expenses were as follows:

Aggressive Strategy Fund - Class I Shares	X.XX	%

For more information about these fees, see “Investment Adviser.”

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  For purposes of calculating the Example, the Fund’s fees are equal to the “Total Annual Fund Operating Expenses” figure in the table above.  Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Aggressive Strategy Fund - Class I Shares	$	XXX	$	XXX	$	XXX	$	XXX

27

CORE MARKET STRATEGY FUND

Fund Summary

Investment Goal:	Capital appreciation while maintaining broad equity and fixed income market participation

Share Price Volatility:	High

Principal Investment Strategy:

Invest in a combination of Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and U.S. short-term investment grade fixed income securities and, to a lesser extent, U.S. and/or foreign non-investment grade fixed income securities and securities of real estate companies

Investment Strategy

The Core Market Strategy Fund invests in Underlying SEI Funds.  The Underlying SEI Funds invest, in turn, in securities in specific asset classes.  Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund’s assets will be invested in Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and U.S. short-term investment grade fixed income securities, including mortgage-backed securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities and securities of real estate companies.  SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

Fund/Asset Class	Investment Range (Percentage of the Fund’s Assets)

U.S. Equity

SIMT Large Cap Growth Fund

SIMT Large Cap Value Fund

SIMT Large Cap Diversified Alpha Fund

SIMT Small/Mid Cap Diversified Alpha Fund

SIMT U.S. Managed Volatility Fund

SIMT Small Cap Growth Fund

SIMT Small Cap Value Fund

20-70%

International Equity SIT Emerging Markets Equity Fund SIT International Equity Fund	0-30%

Real Estate SIMT Real Estate Fund	0-20%

Investment Grade Bonds & Money Market SDIT Ultra Short Bond Fund SIMT Core Fixed Income Fund	30-75%

28

SLAT Prime Obligation Fund

Non-Investment Grade Bonds SIT Emerging Markets Debt Fund SIMT High Yield Bond Fund	0-30%

What are the Risks of Investing in the Fund?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund’s assets among them. Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund’s investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an Underlying SEI Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The prices of an Underlying SEI Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, an Underlying SEI Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Junk bonds, which are bonds rated below investment grade, involve greater risks of default or downgrade and are more volatile than investment grade securities.  Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness.  In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns.  Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity.  Discontinuation of these payments could substantially adversely affect the market value of the security.

29

An Underlying SEI Fund’s investments in the securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate.  Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties and defaults by borrowers or tenants.  In addition to these risks, REITs and REOCs are dependent on specialized management skills and some REITs and REOCs may have investments in relatively few properties, or in a small geographic area or a single type of property.  These factors may increase the volatility of an Underlying SEI Fund’s investments in REITs or REOCs.

Short sales are transactions in which an Underlying SEI Fund sells a security it does not own.  To complete a short sale, an Underlying SEI Fund must borrow the security to deliver to the buyer.  An Underlying SEI Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement.  This price may be more or less than the price at which the security was sold by an Underlying SEI Fund and the Underlying SEI Fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Underlying SEI Fund replaces the borrowed security.

The Fund is also subject to the risk that categories of securities in which it invests may underperform other segments of the markets or the markets as a whole.  Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

30

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund.  Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund’s Class I Shares for three years.  The performance information shown is based on full calendar years.

2004	X.XX%
2005	X.XX%
2006	X.XX%

Best Quarter:	Worst Quarter:
X.XX%	X.XX%
(MM/DD/YY)	(MM/DD/YY)

The Fund’s Class I total return from January 1, 2007 to June 30, 2007 was X.XX%.

This table compares the Fund’s average annual total returns for Class I Shares for the periods ended December 31, 2006 to those of the S&P 500 Index, Lehman Aggregate Bond Index and Morgan Stanley Capital International (MSCI) EAFE Index.

Core Market Strategy Fund – Class I	1 Year		5 Years		10 Years		Since Inception*
Return Before Taxes	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Lehman Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%	X.XX	%	X.XX	%
MSCI EAFE Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%	X.XX	%	X.XX	%

*                      The inception date for the Fund’s Class I Shares is November 14, 2003.  Index returns shown from November 30, 2003.

**               After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***        An index measures the market prices of a specific group of securities in a particular market or securities in a market sector.  You cannot invest directly in an index.  Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses.  If an index had expenses, its performance would be lower. The S&P 500 Index is a widely-recognized, market capitalization-weighted index (number of shares outstanding multiplied by stock price) of 500 stocks that are traded on the New York Stock Exchange, American Stock Exchange and Nasdaq National Market.  The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.  The Lehman Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Government obligations, corporate debt securities and AAA rated mortgage-backed securities.  All securities in the Lehman Aggregate Bond Index are rated investment grade (BBB-) or higher, with maturities of at least one year.  The Morgan Stanley Capital International (MSCI) EAFE Index is a widely-recognized,

31

capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.

32

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (Expenses deducted from Fund assets)	Class I Shares
Investment Advisory Fees	X.XX	%
Distribution (12b-1) Fees	X.XX	%
Other Expenses	X.XX	%
Acquired Fund Fees and Expenses	X.XX	%*
Total Annual Fund Operating Expenses	X.XX	%**

*              This amount reflects the estimated amount of expenses borne indirectly by the Fund as a result of its investments in the Underlying SEI Funds. Underlying Fund Expenses are estimated based upon the Fund’s investments in the Underlying SEI Funds, other than the SIMT Large Cap Diversified Alpha Fund, as of March 31, 2007 and the total net operating expenses (after any fee waivers and/or fee reimbursements) for each Underlying SEI Fund, other than the SIMT Large Cap Diversified Alpha Fund, for the most recently completed fiscal year.  The portion of the Underlying Fund Expenses attributable to the SIMT Large Cap Diversified Alpha Fund is calculated based on estimates of the Fund’s investments in the SIMT Large Cap Diversified Alpha Fund and the estimated total net operating expenses of the SIMT Large Cap Diversified Alpha Fund (after any fee waivers and/or fee reimbursements) for its current fiscal year.  Actual Underlying SEI Fund expenses indirectly borne by the Fund will vary with changes in the allocation of the Fund’s assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds. For additional information on the total operating expenses of each Underlying SEI Fund, please see “Information About the Underlying SEI Funds.”

**           The Fund’s total actual annual fund operating expenses (which reflect the estimated amount of expenses borne indirectly by the Fund as a result of its investment in the Underlying SEI Funds) for the current fiscal year were less than the amount shown above because the Adviser, the Fund’s administrator and/or the Fund’s distributor each waived a portion of the fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level.  The Adviser, the Fund’s administrator and/or the Fund’s distributor may discontinue all or part of these waivers at any time.  With these fee waivers, the Fund’s actual total operating expenses were as follows:

Core Market Strategy Fund - Class I Shares	X.XX	%

For more information about these fees, see “Investment Adviser.”

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  For purposes of calculating the Example, the Fund’s fees are equal to the “Total Annual Fund Operating Expenses” figure in the table above.  Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Core Market Strategy Fund - Class I Shares	$	XXX	$	XXX	$	XXX	$	XXX

33

MARKET GROWTH STRATEGY FUND

Fund Summary

Investment Goal:	Capital appreciation while maintaining broad equity and fixed income market participation

Share Price Volatility:	High

Principal Investment Strategy:

Invest in a combination of Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and U.S. short-term investment grade fixed income securities and, to a lesser extent, U.S. and/or foreign non-investment grade fixed income securities and securities of real estate companies

Investment Strategy

The Market Growth Strategy Fund invests in Underlying SEI Funds. The Underlying SEI Funds invest, in turn, in securities in specific asset classes. Each of the Underlying SEI Funds is managed by one or more Sub-Advisers under the supervision of SIMC.

The Fund’s assets will be invested in Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and U.S. short-term investment grade fixed income securities, including mortgage-backed securities.  The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities and securities of real estate companies. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

Fund/Asset Class	Investment Range (Percentage of the Fund’s Assets)

U.S. Equity

SIMT Large Cap Growth Fund

SIMT Large Cap Value Fund

SIMT Large Cap Diversified Alpha Fund

SIMT Small/Mid Cap Diversified Alpha Fund

SIMT U.S. Managed Volatility Fund

SIMT Small Cap Growth Fund

SIMT Small Cap Value Fund

30-85%

International Equity SIT Emerging Markets Equity Fund SIT International Equity Fund	0-35%

Real Estate SIMT Real Estate Fund	0-20%

Investment Grade Bonds & Money Market	5-50%

34

SDIT Ultra Short Bond Fund SIMT Core Fixed Income Fund SLAT Prime Obligation Fund

Non-Investment Grade Bonds SIT Emerging Markets Debt Fund SIMT High Yield Bond Fund	0-35%

What are the Risks of Investing in the Fund?

The value of an investment in the Fund is based primarily on the performance of the Underlying SEI Funds and the allocation of the Fund’s assets among them.  Since some Underlying SEI Funds purchase equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Historically, the equity markets have moved in cycles, and the value of an Underlying SEI Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by such companies may suffer a decline in response.  These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in Underlying SEI Funds that invest in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund’s investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an Underlying SEI Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The prices of an Underlying SEI Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies.  Generally, an Underlying SEI Fund’s fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is greater than that of higher-rated securities.  Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Junk bonds, which are bonds rated below investment grade, involve greater risks of default or downgrade and are more volatile than investment grade securities.  Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness.  In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns.  Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity.  Discontinuation of these payments could substantially adversely affect the market value of the security.

35

An Underlying SEI Fund’s investments in the securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate.  Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties and defaults by borrowers or tenants.  In addition to these risks, REITs and REOCs are dependent on specialized management skills and some REITs and REOCs may have investments in relatively few properties, or in a small geographic area or a single type of property.  These factors may increase the volatility of an Underlying SEI Fund’s investments in REITs or REOCs.

Short sales are transactions in which an Underlying SEI Fund sells a security it does not own.  To complete a short sale, an Underlying SEI Fund must borrow the security to deliver to the buyer.  An Underlying SEI Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement.  This price may be more or less than the price at which the security was sold by an Underlying SEI Fund and the Underlying SEI Fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Underlying SEI Fund replaces the borrowed security.

The Fund is also subject to the risk that categories of securities in which it invests may underperform other segments of the markets or the markets as a whole.  Of course, the risks associated with investing in the Fund will vary depending upon how the assets are allocated among Underlying SEI Funds.

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Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund.  Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows the performance of the Fund’s Class I Shares for three years.  The performance information shown is based on full calendar years.

2004	X.XX%
2005	X.XX%
2006	X.XX%

Best Quarter:	Worst Quarter:
X.XX%	X.XX%
(MM/DD/YY)	(MM/DD/YY)

The Fund’s Class I total return from January 1, 2007 to June 30, 2007 was X.XX%.

This table compares the Fund’s average annual total returns for Class I Shares for the periods ended December 31, 2006 to those of the S&P 500 Index, Lehman Aggregate Bond Index and Morgan Stanley Capital International (MSCI) EAFE Index.

Market Growth Strategy Fund – Class I	1 Year		5 Years		10 Years		Since Inception*
Return Before Taxes	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Return After Taxes on Distributions and Sale of Fund Shares**	X.XX	%	X.XX	%	X.XX	%	X.XX	%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%	X.XX	%	X.XX	%
Lehman Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%	X.XX	%	X.XX	%
MSCI EAFE Index Return (reflects no deduction for fees, expenses or taxes)***	X.XX	%	X.XX	%	X.XX	%	X.XX	%

*                      The inception date for the Fund’s Class I Shares is November 14, 2003.  Index returns shown from November 30, 2003.

**               After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns will depend on your tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

***        An index measures the market prices of a specific group of securities in a particular market or securities in a market sector.  You cannot invest directly in an index.  Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses.  If an index had expenses, its performance would be lower.  The S&P 500 Index is a widely-recognized, market capitalization-weighted index (number of shares outstanding multiplied by stock price) of 500 stocks that are traded on the New York Stock Exchange, American Stock Exchange and Nasdaq National Market.  The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.  The Lehman Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Government obligations, corporate debt securities and AAA rated mortgage-backed securities.  All securities in the Lehman Aggregate Bond Index are rated investment grade (BBB-) or higher, with maturities of at least one year.  The Morgan Stanley Capital International (MSCI) EAFE Index is a widely-recognized,

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capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.

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Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (Expenses deducted from Fund assets)	Class I Shares
Investment Advisory Fees	X.XX	%
Distribution (12b-1) Fees	X.XX	%
Other Expenses	X.XX	%
Acquired Fund Fees and Expenses	X.XX	%*
Total Annual Fund Operating Expenses	X.XX	%**

*              This amount reflects the estimated amount of expenses borne indirectly by the Fund as a result of its investments in the Underlying SEI Funds. Underlying Fund Expenses are estimated based upon the Fund’s investments in the Underlying SEI Funds, other than the SIMT Large Cap Diversified Alpha Fund, as of March 31, 2007 and the total net operating expenses (after any fee waivers and/or fee reimbursements) for each Underlying SEI Fund, other than the SIMT Large Cap Diversified Alpha Fund, for the most recently completed fiscal year.  The portion of the Underlying Fund Expenses attributable to the SIMT Large Cap Diversified Alpha Fund is calculated based on estimates of the Fund’s investments in the SIMT Large Cap Diversified Alpha Fund and the estimated total net operating expenses of the SIMT Large Cap Diversified Alpha Fund (after any fee waivers and/or fee reimbursements) for its current fiscal year. Actual Underlying SEI Fund expenses indirectly borne by the Fund will vary with changes in the allocation of the Fund’s assets among the Underlying SEI Funds and with other events that directly affect the operating expenses of the Underlying SEI Funds. For additional information on the total operating expenses of each Underlying SEI Fund, please see “Information About the Underlying SEI Funds.”

**           The Fund’s total actual annual fund operating expenses (which reflect the estimated amount of expenses borne indirectly by the Fund as a result of its investment in the Underlying SEI Funds) for the current fiscal year were less than the amount shown above because the Adviser, the Fund’s administrator and/or the Fund’s distributor each waived a portion of the fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level. The Adviser, the Fund’s administrator and/or the Fund’s distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund’s actual total operating expenses were as follows:

Market Growth Strategy Fund - Class I Shares	X.XX	%

For more information about these fees, see “Investment Adviser.”

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  For purposes of calculating the Example, the Fund’s fees are equal to the “Total Annual Fund Operating Expenses” figure in the table above.  Although your actual costs and returns might be different, your approximate costs (including the costs of the Underlying SEI Funds) of investing $10,000 in the Fund would be:

	1 Year		3 Years		5 Years		10 Years
Market Growth Strategy Fund - Class I Shares	$	XXX	$	XXX	$	XXX	$	XXX

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MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds’ primary strategies, and the Funds will normally invest at least 90% of their assets in the Underlying SEI Funds within the percentage ranges set forth in this prospectus. However, the Funds may also use other strategies and engage in other investment practices, which are described in detail in the Funds’ Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Funds may invest up to 100% of their assets in short-term obligations, cash or cash equivalents that would not ordinarily be consistent with each Fund’s objective. The Funds will do so only if SIMC believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, there is no guarantee that any Fund will achieve its investment goal.

INFORMATION ABOUT THE UNDERLYING SEI FUNDS

The Funds will invest in the following Underlying SEI Funds. However, SIMC may, in accordance with the Funds’ investment objectives and policies, select additional Underlying SEI Funds for investment.

The chart below sets forth the expense ratio, after fee waivers, for each of the Underlying SEI Funds in which the Funds will invest (based on information as of June 30, 2007).

Underlying SEI Fund:	Expense Ratio:
SIMT Large Cap Value Fund	X.XX	%
SIMT Large Cap Growth Fund	X.XX	%
SIMT Large Cap Diversified Alpha Fund	X.XX	%
SIMT Small/Mid Cap Diversified Alpha Fund	X.XX	%
SIMT U.S. Managed Volatility Fund	X.XX	%
SIMT Global Managed Volatility Fund	X.XX	%
SIMT Real Estate Fund	X.XX	%
SIMT Small Cap Value Fund	X.XX	%
SIMT Small Cap Growth Fund	X.XX	%
SIT International Equity Fund	X.XX	%
SIT Emerging Markets Equity Fund	X.XX	%
SIMT Core Fixed Income Fund	X.XX	%
SIMT Enhanced Income Fund	X.XX	%
SIMT High Yield Bond Fund	X.XX	%
SIT Emerging Markets Debt Fund	X.XX	%
SLAT Prime Obligation Fund	X.XX	%
SDIT Ultra Short Bond Fund	X.XX	%

*                    The SIMT Small/Mid Cap Diversified Alpha Fund was not operational as of June 30, 2007.

Underlying U.S. Equity Funds

SIMT U.S. Managed Volatility Fund: The SIMT U.S. Managed Volatility Fund seeks capital appreciation with less volatility than the broad U.S. equity markets. The Fund will typically invest in securities of U.S. companies of all capitalization ranges. These securities may include common stocks, preferred stocks, warrants, equity options and related equity based derivative instruments. The Fund also may invest in futures, options on futures, and swap agreements, and engage in short sales. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. The Sub-Advisers may use derivative instruments and

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other techniques or instruments (e.g., simultaneously taking long and short positions on similar stock securities, long-only or short-only positions) to hedge the Fund against various risks and other factors that affect the portfolio’s volatility. The Sub-Advisers may also use these instruments and techniques for non-hedging purposes. The Fund’s investment strategy involves reinvesting proceeds received from selling securities short, which may effectively create leverage. The use of leverage can amplify the effects of market volatility on the Fund’s share price and make the Fund’s returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Aronson+Johnson+Ortiz, LP and Analytic Investors, Inc. serve as Sub-Advisers to the SIMT U.S. Managed Volatility Fund.

SIMT Large Cap Value Fund:  The SIMT Large Cap Value Fund seeks long-term growth of capital and income. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of large companies. The Fund invests primarily in U.S. common stocks with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund’s assets, selects stocks it believes are undervalued in light of such fundamental characteristics as earnings, book value or return on equity. AllianceBernstein L.P.’s investment unit of Sanford C. Bernstein & Co., LLC, Aronson+Johnson+Ortiz, LP, Enhanced Investment Technologies, LLC and LSV Asset Management serve as Sub-Advisers to the SIMT Large Cap Value Fund.

SIMT Large Cap Growth Fund:  The SIMT Large Cap Growth Fund seeks capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of large companies. The Fund invests primarily in U.S. common stocks with market capitalizations of more than $1 billion. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund’s assets, selects stocks it believes have significant growth potential in light of such characteristics as revenue and earnings growth and positive earnings surprises. Delaware Management Company, Enhanced Investment Technologies, LLC, Goldman Sachs Asset Management, L.P., Montag & Caldwell, Inc., and Quantitative Management Associates LLC serve as Sub-Advisers to the SIMT Large Cap Growth Fund.

SIMT Large Cap Diversified Alpha Fund: The SIMT Large Cap Diversified Alpha Fund seeks capital appreciation. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of large companies or in portfolio strategies designed to correlate to a portfolio composed of large cap equity securities. The Fund uses a multi-manager approach under the general supervision of SIMC, allocating the assets among multiple Sub-Advisers that use different investment strategies to seek to achieve returns in excess of the performance of a broad U.S. large cap benchmark. This allocation among investment strategies aims to diversify the sources from which Sub-Advisers seek to achieve excess returns (i.e., returns in excess of a benchmark index or “alpha”), and thereby diversify the relative risk of the Fund. While the Fund is expected to have an absolute return and risk profile similar to the broad U.S. large cap equity market, returns may be derived in part from investing significant portions of the Fund in securities outside of the large cap market.  The Fund may also engage in short sales, and may use the proceeds of such short sales to purchase additional securities, in which case the value of the Fund’s holdings in securities may exceed the value of the net assets of the Fund. The Fund uses a multi-manager approach, relying upon Sub-Advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SIMC.  The Fund’s investment strategy involves reinvesting proceeds received from selling securities short, which may effectively create leverage. The use of leverage can amplify the effects of market volatility on the Fund’s share price and make the Fund’s returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease

41

in the value of the Fund’s portfolio securities. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Analytic Investors, Inc., Aronson+Johnson+Ortiz, LP, Delaware Management Company, Enhanced Investment Technologies, LLC, Quantitative Management Associates LLC and Smith Breeden Associates, Inc. serve as Sub-Advisers to the SIMT Large Cap Diversified Alpha Fund.

SIMT Global Managed Volatility Fund: The SIMT Global Managed Volatility Fund seeks capital appreciation with less volatility than the broad global equity markets. Under normal circumstances, the Fund will typically invest in securities of U.S. and foreign companies of all capitalization ranges. These securities may include common stocks, preferred stocks, warrants, exchange-traded funds, depositary receipts and equity options. The Fund also may invest in futures, options on futures, and swap agreements and engage in short sales. Under normal circumstances, the Fund will invest in at least three countries outside of the U.S., but will typically invest much more broadly. The Fund will invest primarily in companies located in developed countries, but may also invest in companies located in emerging markets. The Fund seeks to achieve lower volatility by constructing a portfolio of securities that the Adviser believes would produce a less volatile return stream than the market. The Adviser effectively weighs securities based on their total expected risk and return, without regard to market capitalization and industry. In managing the Fund’s currency exposure for foreign securities, the Sub-Advisers may buy and sell currencies for hedging purposes. Acadian Asset Management Inc. and Analytic Investors, Inc. serve as Sub-Advisers to the SIMT Global Managed Volatility Fund.

SIMT Small/Mid Cap Diversified Alpha Fund: The SIMT Small/Mid Cap Diversified Alpha Fund seeks long-term capital appreciation. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of small and medium sized companies. The Fund invests primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Frank Russell 2500 Index (between $XX million and $X.X billion as of June 30, 2007). The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SIMC. For example, the Sub-Advisers may include both value managers (i.e., managers that select stocks they believe are undervalued in light of such fundamental characteristics as earnings, cash flow or book value), and growth managers (i.e., managers that select stocks they believe have significant earnings growth potential based on new product introductions, revenue growth and/or margin improvement and other factors). Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. Integrity Asset Management, LLC, Los Angeles Capital Management and Equity Research, Inc., Martingale Asset Management, L.P., PanAgora Asset Management, Inc., Smith Breeden Associates, Inc. and Wellington Management Company, LLP serve as Sub-Advisers to the SIMT Small/Mid Cap Diversified Alpha Fund.

SIMT Small Cap Value Fund:  The SIMT Small Cap Value Fund seeks capital appreciation. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of small companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Frank Russell 2000 Index or the S&P SmallCap 600 Index. The market capitalization range and the composition of the Frank Russell 2000 Index and the S&P SmallCap 600 Index are subject to change.  The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund’s portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund’s assets, selects stocks it believes are attractively valued in light of such fundamental characteristics as earnings, capital structure and/or return on invested capital among other factors.  Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. Artisan Partners Limited Partnership, BlackRock Capital Management, Inc., David J. Greene and Company, LLC, Lee Munder Investments, Ltd., LSV Asset Management, Martingale Asset Management,

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L.P., PanAgora Asset Management, Inc., Weiss, Peck & Greer Investments and Wellington Management Company, LLP serve as Sub-Advisers to the SIMT Small Cap Value Fund.

SIMT Small Cap Growth Fund:  The SIMT Small Cap Growth Fund seeks long-term capital appreciation. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of small companies. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the Frank Russell 2000 Index or the S&P SmallCap 600 Index. The market capitalization range and the composition of the Frank Russell 2000 Index and the S&P SmallCap 600 Index are subject to change. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund’s portfolio under the general supervision of SIMC. Each Sub-Adviser, in managing its portion of the Fund’s assets, selects stocks it believes have attractive growth and appreciation potential in light of such characteristics as revenue and earnings growth, expectations from sell side analysts and relative valuation among other considerations. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. Delaware Management Company, Lee Munder Investments, Ltd., Martingale Asset Management, L.P., Mazama Capital Management, Inc., McKinley Capital Management Inc., PanAgora Asset Management, Inc. and Wellington Management Company, LLP serve as Sub-Advisers to the SIMT Small Cap Growth Fund.

Underlying International Equity Funds

SIT International Equity Fund:  The SIT International Equity Fund seeks long-term capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. The Fund invests primarily in common stocks and other equity securities of issuers of all capitalization ranges that are located in at least three countries other than the United States. The Fund invests primarily in companies located in developed countries, but may also invest in companies located in emerging markets. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SIMC.  Certain Sub-Advisers will seek to achieve returns in excess of an international equity benchmark. This allocation among investment strategies aims to diversify the sources from which certain Sub-Advisers seek to achieve excess returns (i.e., returns in excess of a benchmark index or “alpha”). The Sub-Advisers seek to enhance the Fund’s return by actively managing the Fund’s foreign currency exposure. In managing the Fund’s currency exposure, the Sub-Advisers buy and sell currencies (i.e., take long or short positions) using futures, foreign currency forward contracts and other derivatives. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund’s assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. The Fund may also engage in currency transactions in an attempt to take advantage of certain inefficiencies in the currency exchange market, to increase their exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another.  Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liability.  AllianceBernstein L.P., AXA Rosenberg Investment Management LLC, Capital Guardian Trust Company, Fuller & Thaler Asset Management, Inc., McKinley Capital Management Inc., Quantitative Management Associates LLC, Record Currency Management Limited and Smith Breeden Associates, Inc. serve as Sub-Advisers to the SIT International Equity Fund.

SIT Emerging Markets Equity Fund:  The SIT Emerging Markets Equity Fund seeks capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of emerging market issuers. The Fund invests primarily in common stocks and other equity securities of foreign companies located in emerging market countries. The Fund normally maintains investments in at least six emerging market countries, and does not invest more than 35% of its total assets in any one emerging market country. The Fund uses a multi-manager approach, relying upon a

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number of Sub-Advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SIMC. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. AllianceBernstein L.P., Ashmore Investment Management Limited, AXA Rosenberg Investment Management LLC, The Boston Company Asset Management LLC, Emerging Markets Management, L.L.C. and Rexiter Capital Management Limited serve as Sub-Advisers to the SIT Emerging Markets Equity Fund.

Underlying Real Estate Fund

SIMT Real Estate Fund:  The SIMT Real Estate Fund seeks total return, including current income and capital appreciation.  Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of real estate companies (e.g., common stocks, rights, warrants, convertible securities and preferred stocks of REITs and REOCs).  The Fund is non-diversified and expects to hold a relatively small number of securities, thus increasing the importance of each holding. Generally, the Fund will invest in real estate companies operating in the United States.  The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers to manage portions of the Fund’s portfolio under the general supervision of SIMC.  Security Capital Research & Management Incorporated and Wellington Management Company, LLP serve as Sub-Advisers to the SIMT Real Estate Fund.

Underlying Investment Grade Bond & Money Market Funds

SDIT Ultra Short Bond Fund:  The SDIT Ultra Short Bond Fund seeks to provide higher current income than that typically offered by a money market fund while maintaining a high degree of liquidity and a correspondingly higher risk of principal volatility.  The Fund invests at least 80% of its net assets in investment grade U.S. dollar-denominated instruments, including: (i) commercial paper and other corporate obligations; (ii) certificates of deposit, time deposits, bankers’ acceptances, bank notes and other obligations of U.S. savings and loan and thrift institutions, U.S. commercial banks (including foreign branches of such banks), and foreign banks, that meet certain asset requirements; (iii) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government; (iv) mortgage-backed securities; (v) asset-backed securities; (vi) fully collateralized repurchase agreements involving any of the foregoing obligations; and (vii) U.S. dollar-denominated instruments of foreign issuers.  In addition, the Fund may invest in futures contracts, options, swaps and other similar instruments.  Using a top-down strategy and bottom-up security selection, the Sub-Adviser seeks attractively-valued securities with an acceptable maturity, that offer competitive yields, and that are issued by issuers that are on a sound financial footing.  Wellington Management Company, LLP serves as the Sub-Adviser to the SDIT Ultra Short Bond Fund.

SIMT Core Fixed Income Fund:  The SIMT Core Fixed Income Fund seeks current income consistent with the preservation of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed income securities. The Fund invests primarily in investment and non-investment grade U.S. and foreign securities, including emerging market, corporate and Government fixed income securities, and mortgage-backed securities.  The Fund may invest in securities denominated in either U.S. dollars or foreign currency.  The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SIMC. Sub-Advisers are selected for their expertise in managing various kinds of fixed income securities, and each Sub-Adviser makes investment decisions based on an analysis of yield trends, credit ratings, and other factors in accordance with its particular discipline.  The Sub-Advisers may also engage in currency transactions using futures, foreign currency forward contracts and other derivatives either to seek to hedge the Fund’s currency exposure or to enhance the Fund’s returns. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund’s assets

44

denominated in a particular currency or when the Fund does not own assets denominated in that currency.  While each Sub-Adviser chooses securities of different types and maturities, the Fund in the aggregate generally will have a dollar-weighted average duration that is consistent with that of the broad U.S. fixed income market as represented by the Lehman Aggregate Bond Index. The dollar-weighted average duration of the Lehman Aggregate Bond Index varies significantly over time, but as of June 30, 2006 it was 4.80 years. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. Metropolitan West Asset Management, LLC, Smith Breeden Associates, Inc., Wells Capital Management, Inc., Western Asset Management Company and Western Asset Management Company Limited serve as Sub-Advisers to the SIMT Core Fixed Income Fund.

SIMT Enhanced Income Fund: The SIMT Enhanced Income Fund seeks capital appreciation and income. Under normal circumstances, the Fund invests primarily in a diversified portfolio of investment grade and non-investment grade fixed-income securities, including: (i) securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities and obligations of U.S. and foreign commercial banks, such as certificates of deposit, time deposits, bankers’ acceptances and bank notes; (ii) obligations of foreign governments; (iii) U.S. and foreign corporate debt securities, including commercial paper, and fully-collateralized repurchase agreements with counterparties deemed credit-worthy by the Fund’s Sub-Advisers; and (iv) securitized issues such as mortgage-backed securities, asset-backed securities, commercial mortgage-backed securities and collateralized debt obligations. These securities may be fixed-, variable- or floating-rate obligations and will be rated CCC or higher at the time of purchase by at least one ratings agency. There are no restrictions on the maturity of any individual securities or on the Fund’s average portfolio maturity, although the average portfolio duration of the Fund will typically vary between zero and two years. The Sub-Advisers seek to enhance the Fund’s return by actively managing the Fund’s foreign currency. The Fund also invests a portion of its assets in bank loans, which are, generally, non-investment grade (junk bond) floating rate instruments. The Fund may invest in bank loans in the form of participations in the loans (participations) and assignments of all or a portion of the loans from third parties (assignments). The Fund may invest in derivatives, such as futures contracts, options, forward contracts and swaps, either for risk management purposes or as part of its investment strategies. Highland Capital Management, L.P., Record Currency Management Limited and Wellington Management Company, LLP serve as Sub-Advisers for the SIMT Enhanced Income Fund.

SLAT Prime Obligation Fund:  The SLAT Prime Obligation Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. The Fund is comprised of short-term debt obligations of U.S. issuers that are rated in one of the two highest rating categories by nationally recognized statistical rating organizations or that the Sub-Adviser determines are of comparable quality. Under normal market conditions, the Fund invests in: (i) commercial paper and other short-term corporate obligations (including asset-backed securities) rated in the highest short-term rating category or that the Sub-Adviser determines are of comparable quality; (ii) certificates of deposit, time deposits, bankers’ acceptances, bank notes and other obligations of U.S. commercial banks or savings and loan institutions that meet certain asset requirements; (iii) short-term obligations issued by state and local governments; and (iv) U.S. Treasury obligations and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government. The Fund may also enter into fully-collateralized repurchase agreements. Columbia Management Advisors, LLC serves as the Sub-Adviser to the SLAT Prime Obligation Fund.

Underlying Non-Investment Grade Bond Funds

SIMT High Yield Bond Fund:  The SIMT High Yield Bond Fund seeks total return. Under normal circumstances, the Fund invests at least 80% of its net assets in high yield fixed income securities. The Fund invests primarily in fixed income securities rated below investment grade (junk bonds), including

45

corporate bonds and debentures, convertible and preferred securities, and zero coupon obligations. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SIMC. To a limited extent, SIMC may also directly manage a portion of the Fund’s portfolio. In managing the Fund’s assets, the Sub-Advisers and, to the extent applicable, SIMC select securities that offer a high current yield as well as total return potential. The Fund’s securities are diversified as to issuers and industries. The Fund’s average weighted maturity may vary, and will generally not exceed ten years. There is no limit on the maturity or credit quality of any security.  Ares Management LLC, JPMorgan Investment Management Inc. and Nomura Corporate Research and Asset Management Inc. serve as Sub-Advisers to the SIMT High Yield Bond Fund.

SIT Emerging Markets Debt Fund:  The SIT Emerging Markets Debt Fund seeks to maximize total return. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed income securities of emerging market issuers. The Fund invests primarily in U.S. dollar-denominated debt securities of government, government-related and corporate issuers in emerging market countries, as well as entities organized to restructure the outstanding debt of such issuers. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SIMC. The Sub-Advisers will spread the Fund’s holdings across a number of countries and industries to limit its exposure to a single emerging market economy. There are no restrictions on the Fund’s average portfolio maturity, or on the maturity of any specific security. There is no minimum rating standard for the Fund’s securities and the Fund’s securities will generally be in the lower or lowest rating categories (including those below investment grade, commonly referred to as junk bonds). Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities. Ashmore Investment Management Limited, AXA Rosenberg Investment Management LLC, ING Investment Management Co. and Stone Harbor Investment Partners LP serve as Sub-Advisers to the SIT Emerging Markets Debt Fund.

Additional Risks of Investing in the Underlying SEI Funds

The following sections describe some of the additional risks associated with certain of the Underlying SEI Funds.

Derivatives Risk:  Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, options, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by an Underlying SEI Fund, and of the derivative instruments relating to those securities, may not be proportionate. There may not be a liquid market for an Underlying SEI Fund to sell a derivative instrument, which could result in difficulty closing the positions, and certain derivative instruments can magnify the extent of losses incurred due to changes in market value of the securities to which they relate. In addition, some derivative instruments are subject to counterparty risk.

Exchange-Traded Funds Risk:  A number of the Underlying SEI Funds may purchase shares of exchange-traded funds (ETFs) to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When an Underlying SEI Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than

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the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

International Investing Risk:  A number of the Underlying SEI Funds invest in foreign securities. Investing in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of an Underlying SEI Fund’s investments. In the case of foreign fixed income securities, price fluctuations will reflect international, economic and political events, as well as changes in currency valuations relative to the U.S. dollar. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing.  Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with an Underlying SEI Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. The foreign sovereign debt securities and “Brady Bonds” that some Underlying SEI Funds purchase involve specific risks, including the risk that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their sovereign debt, which may require holders of such sovereign debt to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Junk Bond Risk:  Certain Underlying SEI Funds invest in bonds rated below investment grade (junk bonds). Junk bonds involve greater risk of default or downgrade, and involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of junk bonds may be more susceptible than issuers of investment grade securities to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. The volatility of junk bonds and certain foreign sovereign debt obligations is even greater than that of investment grade securities since the prospects for repayment of principal and interest of many of these securities is speculative. Some may even be in default. As an incentive to invest in these risky securities, they tend to offer higher returns.

Mortgage-Backed Securities Risk:  Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average

47

maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

Asset-Backed Securities Risk:  Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables.  Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets.  Therefore, repayment depends largely on the cash flows generated by the assets backing the securities.  Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities, which is discussed above.  Asset-backed securities present credit risks that are not presented by mortgage-backed securities.  This is because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets.  If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Underlying SEI Fund will be unable to possess and sell the underlying collateral and that the Underlying SEI Fund’s recoveries on repossessed collateral may not be available to support payments on the security.  In the event of a default, the Underlying SEI Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Non-Diversification Risk:  Certain Underlying SEI Funds are non-diversified, which means that they may invest in the securities of relatively few issuers. As a result, these Funds may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to their investments in those securities.

Short Sales Risk:  Short sales are transactions in which an Underlying SEI Fund sells a security it does not own. To complete a short sale, an Underlying SEI Fund must borrow the security to deliver to the buyer. An Underlying SEI Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by an Underlying SEI Fund and the Underlying SEI Fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Underlying SEI Fund replaces the borrowed security. Prior to replacing the borrowed security, certain Underlying SEI Funds may use the proceeds of a short sale to purchase other securities.  In such a case, the value of the Underlying SEI Fund’s holdings may exceed the value of the Underlying SEI Fund’s net assets, which could cause the Underlying SEI Fund’s returns to be more volatile than they would have been if such a strategy was not used. Certain Underlying SEI Funds’ investment strategies involve reinvesting proceeds received from selling securities short, which may effectively create leverage. The use of leverage can amplify the effects of market volatility on an Underlying SEI Fund’s share price and make an Underlying SEI Fund’s returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of an Underlying SEI Fund’s portfolio securities. The use of leverage may also cause an Underlying SEI Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Small Capitalization Risk:  Certain Underlying SEI Funds invest in stocks of small capitalization companies. The smaller capitalization companies an Underlying SEI Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange and may or may not pay dividends.

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INVESTMENT ADVISER

SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the Adviser to each Fund.  SIMC makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund’s investment program.  As of June 30, 2007, SIMC had approximately $XX.X billion in assets under management.  For the fiscal year ended March 31, 2007, SIMC received investment advisory fees, as a percentage of each Fund’s net assets, at the following annual rates:

Defensive Strategy Fund	X.XX	%
Conservative Strategy Fund	X.XX	%
Moderate Strategy Fund	X.XX	%
Aggressive Strategy Fund	X.XX	%
Core Market Strategy Fund	X.XX	%
Market Growth Strategy Fund	X.XX	%

A discussion regarding the basis for the Board of Trustees’ approval of the Funds’ investment advisory agreement is available in the Funds’ annual report, which covers the period April 1, 2006 through March 31, 2007.

In addition to serving as Adviser to the Funds, SIMC is adviser to the Underlying SEI Funds, and oversees one or more Sub-Advisers for the Underlying SEI Funds.  SIMC acts as the manager of managers of the Underlying SEI Funds, and is responsible for the investment performance of the Underlying SEI Funds since it allocates each Underlying SEI Fund’s assets to one or more Sub-Advisers and recommends hiring or changing Sub-Advisers to the Board of Trustees of the Underlying SEI Funds.

The Funds are managed by two investment professionals, as identified below.

Daniel Nevins, CFA, is currently the Managing Director of SIMC’s Portfolio Strategy Team.  Mr. Nevins is responsible for developing the asset allocation strategies for each Fund.  Along with leading the Portfolio Strategy Team, Mr. Nevins oversees research on investment strategies for individual and institutional investors.  Mr. Nevins joined SIMC in 1999 and led research groups in the individual investment planning and asset allocation areas prior to assuming his current responsibilities.

John J. McCue has served as Director of Portfolio Implementations for SIMC since 1995 and served as Director of Money Market Investments from 2003 to 2005.  Mr. McCue is responsible for the implementation of the Funds’ asset allocation strategies.

The SAI provides additional information about the portfolio managers’ compensation, other accounts they manage and their ownership, if any, of securities in the Funds.

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PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called redeem) and exchange Class I Shares of the Funds.

The Funds offer Class I Shares only to financial institutions and intermediaries for their own or their customers’ accounts.  For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL-SEI.

How to Purchase Fund Shares

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

Financial institutions and intermediaries may purchase Class I Shares by placing orders with the Funds’ Transfer Agent (or its authorized agent).  Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems.  Generally, cash investments must be transmitted or delivered in federal funds to the Funds’ wire agent by the close of business on the day after the order is placed.  However, in certain circumstances the Funds at their discretion may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Funds’ procedures and applicable law.  The Funds reserve the right to refuse any purchase requests; particularly those that the Funds reasonably believe may not be in the best interests of the Funds or their shareholders and could adversely affect the Funds or their operations.  This includes those from any individual or group who, in a Fund’s view, is likely to engage in excessive trading (usually defined as four or more “round trips” in a Fund in any twelve-month period).  For more information regarding the Funds’ policy and procedures related to excessive trading, please see “Frequent Purchases and Redemptions of Fund Shares” below.

When you purchase, sell or exchange Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase, sale and exchange requests to these financial institutions at an earlier time for your transaction to become effective that day.  This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares.  These requests are executed at the net asset value per share (NAV) next determined after the intermediary receives the request if transmitted to the Funds in accordance with the Funds’ procedures and applicable law.  These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution’s or intermediary’s procedures for transacting with the Funds.  For more information about how to purchase, sell or exchange Fund shares through your financial institution, you should contact your financial institution directly.  Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

Each Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern time).  So, for you to receive the current Business Day’s NAV, a Fund (or an authorized agent) must receive your purchase order in proper form before 4:00 p.m. Eastern time.  A Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

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Pricing of Fund Shares

NAV for one Fund share is the value of that share’s portion of the net assets of the Fund. In calculating NAV, each Fund generally values shares of the Underlying SEI Funds at their NAV and other investments at market prices.  Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees.  The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the Committee) designated by the Funds’ Board of Trustees.  The Committee is currently composed of two members of the Board of Trustees, as well as representatives from SIMC and its affiliates.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended, the security has been de-listed from a national exchange, the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or the security’s primary pricing source is not able or willing to provide a price.  When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.  Examples of factors the Committee may consider are: the facts giving rise to the need to fair value, the last trade price, the performance of the market or the issuer’s industry, the liquidity or market capitalization of the security, the size of the holding in a Fund, or any other appropriate information.  The Fund’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.  The respective prospectuses for the Underlying SEI Funds in which the Funds invest explain the circumstances in which those Funds will use fair value pricing and the effects of fair value pricing.

The Funds’ Pricing and Valuation Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees. However, when the change would not materially affect valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, Board approval may be obtained at the next regularly scheduled Board meeting.

Minimum Purchases

To purchase Class I Shares for the first time, you must invest at least $100,000 in any Fund.  Your subsequent investments in any Fund must be made in amounts of at least $1,000.  A Fund may accept investments of smaller amounts at its discretion.

Frequent Purchases and Redemptions of Fund Shares

“Market timing” refers to a pattern of frequent purchases and sales of a Fund’s shares, often with the intent of earning arbitrage profits. Market timing of the Funds could harm other shareholders in various ways, including by diluting the value of the shareholders’ holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing the Funds to incur unwanted taxable gains and forcing the Funds to hold excess levels of cash.

The Funds are intended to be long-term investment vehicles and are not designed for investors that engage in short-term trading activity (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa, in an effort to take advantage of short-term market movements). Accordingly, the Board of Trustees has adopted policies and procedures on behalf of the Funds to deter short-term trading.  These policies and procedures do not apply with respect to money market funds. The

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Funds’ transfer agent will monitor trades in an effort to detect short-term trading activities. If, as a result of this monitoring, a Fund determines, in its sole discretion, that a shareholder has engaged in excessive short-term trading, it will refuse to process future purchases or exchanges into the Fund from that shareholder’s account.

A shareholder will be considered to be engaging in excessive short-term trading in a Fund in the following circumstances:

i.                                          if the shareholder conducts four or more “round trips” in a Fund (other than a money market fund) in any twelve-month period. A round trip involves the purchase of shares of a Fund and subsequent redemption of all or most of those shares. An exchange into and back out of a Fund in this manner is also considered a round trip.

ii.                                       if a Fund determines, in its sole discretion, that a shareholder’s trading activity constitutes excessive short-term trading, regardless of whether such shareholder exceeds the foregoing round trip threshold.

The Funds in their sole discretion also reserve the right to reject any purchase request (including exchange requests) for any reason without notice.

Judgments with respect to implementation of the Funds’ policies are made uniformly and in good faith in a manner that the Funds believe is consistent with the best long-term interests of shareholders. When applying the Funds’ policies, the Funds may consider (to the extent reasonably available) an investor’s trading history in all SEI funds, as well as trading in accounts under common ownership, influence or control, and any other information available to the Funds.

The Funds’ monitoring techniques are intended to identify and deter short-term trading in the Funds. However, despite the existence of these monitoring techniques, it is possible that short-term trading may occur in the Funds without being identified. For example, certain investors seeking to engage in short-term trading may be adept at taking steps to hide their identity or activity from the Funds’ monitoring techniques. Operational or technical limitations may also limit the Funds’ ability to identify short-term trading activity.

While it is the Funds’ intention that intermediaries trading in Fund shares will assist the Funds in enforcing the Funds’ policies, certain intermediaries may be unable or unwilling to effectively enforce the Funds’ trading or exchange restrictions. The Funds will monitor trading activity coming from such intermediaries and take reasonable steps to seek cooperation from any intermediary through which the Funds believe short-term trading activity is taking place.

Certain of the SEI funds are sold to participant-directed employee benefit plans. The Funds’ ability to monitor or restrict trading activity by individual participants in a plan may be constrained by regulatory restrictions or plan policies. In such circumstances, the Funds will take such action, which may include taking no action, as deemed appropriate in light of all the facts and circumstances.

The Funds may amend these policies and procedures in response to changing regulatory requirements or to enhance the effectiveness of the program.

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Foreign Investors

The Funds do not generally accept investments by non-U.S. persons.  Non-U.S. persons may be permitted to invest in a Fund subject to the satisfaction of enhanced due diligence.

Customer Identification and Verification and Anti-Money Laundering Program

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account.  Accounts for the Funds are generally opened through other financial institutions or financial intermediaries.  When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you.  This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information.  In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Funds will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application).  The Funds, however, reserve the right to close and/or liquidate your account at the then-current day’s price if the financial institution or financial intermediary through which you open your account is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax consequences.

Customer identification and verification is part of the Funds’ overall obligation to deter money laundering under Federal law.  The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities.  In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity.  These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority.  If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if a Fund is required to withhold such proceeds.

How to Sell Your Fund Shares

If you hold Class I Shares, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts.  If you have questions, call 1-800-DIAL-SEI.  If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares.  Your financial institution or intermediary may charge a fee for its services.  The sale price of each share will be the next NAV determined after the Funds receive your request or after the Funds’ authorized intermediary receives your request if transmitted to the Funds in accordance with the Funds’ procedures and applicable law.

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Receiving Your Money

Normally, the Funds will make payment on your sale on the Business Day following the day on which they receive your request, but it may take up to seven days.  You may arrange for your proceeds to be wired to your bank account.

Redemptions In Kind

The Funds generally pay sale (redemption) proceeds in cash.  However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds’ remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind).  Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Suspension of Your Right to Sell Your Shares

The Funds may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission declares an emergency or for other reasons.  More information about this is in the SAI.

How to Exchange Your Shares

You may exchange Class I Shares of any Fund for Class I Shares of any other Fund on any Business Day by contacting the Funds directly by mail or telephone.  You may also exchange shares through your financial institution or intermediary by telephone.  This exchange privilege may be changed or canceled at any time upon 60 days’ notice.  When you exchange shares, you are really selling your shares and buying other Fund shares.  So, your sale price and purchase price will be based on the NAV next calculated after the Funds receive your exchange request.

Telephone Transactions

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk.  The Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions.  If the Funds follow these procedures, the Funds will not be responsible for any losses or costs incurred by following telephone instructions that the Funds reasonably believe to be genuine.

Distribution of Fund Shares

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds’ shares.

For Class I Shares, administrative servicing fees, as a percentage of average daily net assets, may be up to 0.25%.

The Funds are sold primarily through independent registered investment advisers, financial planners, bank trust departments and other financial advisors (“Financial Advisors”) who provide their clients with advice and services in connection with their investments in the SEI Funds. Many Financial Advisors are also associated with broker-dealer firms. SIMC and its affiliates, at their expense, may pay compensation to these broker-dealers or other financial institutions for marketing, promotional or other services. These payments may be significant to these firms, and may create an incentive for the firm or its associated Financial Advisors to recommend or offer

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shares of the SEI Funds to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources. SIMC and its affiliates may also provide other products and services to Financial Advisors. For additional information, please see the Funds’ Statement of Additional Information. You also can ask your Financial Advisor about any payments it receives from SIMC and its affiliates, as well as about fees it charges.

Disclosure of Portfolio Holdings Information

The Funds’ and the Underlying SEI Funds’ portfolio holdings can be obtained on the Internet at the following addresses: (i) enterprise clients are directed to http://www.seic.com/holdings_home.asp; and (ii) advisor and individual investors are directed to http://www.seic.com/fund_holdings_home.asp (together, the Portfolio Holdings Website).  Ten calendar days after each month end, a list of the top ten portfolio holdings in each Fund and Underlying SEI Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Thirty calendar days after the end of each month, a list of all portfolio holdings in each Fund and Underlying SEI Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the first business day of the fifth month after the date to which the data relates, at which time it will be permanently removed from the site.

Additional information regarding the Funds’ policy and procedures on the disclosure of portfolio holdings information is available in the SAI.

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DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

Substantially all of the net investment income (exclusive of capital gains) of each Fund is periodically declared and paid as a dividend. Capital gains, if any, are distributed at least annually. If you own Fund shares on a Fund’s record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receive your written notice. To cancel your election, simply send the Funds written notice.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates, except to the extent they are designated as qualified dividend income. Dividends that are designated by a Fund as qualified dividend income are eligible for the reduced maximum rate to individuals of 15 percent (5 percent for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income and certain holding period requirements are met by you and by the Fund. The Defensive Strategy Fund and the Conservative Strategy Fund each expect to distribute primarily ordinary income distributions that will not constitute qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains (currently at a maximum rate of 15 percent). Each sale or exchange of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different Fund is treated the same as a sale.

Foreign tax credits, if any, received by a Fund as a result of an investment in an Underlying SEI Fund will not be passed through to you.

More information about taxes is in the Funds’ SAI.

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FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class I Shares of each Fund. This information is intended to help you understand each Fund’s financial performance for the past five years or, if shorter, the period of a Fund’s operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

The information for the years ended March 31, 2006 and 2007 have been audited by [            ], an independent registered public accounting firm. Their report, along with each Fund’s financial statements, appears in the annual report that accompanies the Funds’ SAI. The information for the periods presented through March 31, 2005 has been audited by the Funds’ previous independent auditors.  You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

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SEI ASSET ALLOCATION TRUST
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS ENDED MARCH 31,

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains on Securities		Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions
Defensive Strategy Fund
Class I
2007	$ XX.XX	$ X.XX		$ X.XX		$ X.XX	$ (X.XX )	$ (X.XX )	$ (X.XX )
2006	10.46	0.37	*(3)	0.22	*	0.59	(0.33)	(0.02)	(0.35)
2005	10.30	0.38	*	0.08	*	0.46	(0.25)	(0.05)	(0.30)
2004(1)	10.00	0.16	*	0.14	*	0.30	—	—	—
Conservative Strategy Fund
Class I
2007	$ XX.XX	$ X.XX		$ X.XX		$ X.XX	$ (X.XX )	$ (X.XX )	$ (X.XX )
2006	10.75	0.39	*(3)	0.54	*	0.93	(0.34)	(0.05)	(0.39)
2005	10.46	0.37	*	0.27	*	0.64	(0.28)	(0.07)	(0.35)
2004(1)	10.00	0.16	*	0.30	*	0.46	—	—	—
Moderate Strategy Fund
Class I
2007	$ XX.XX	$ X.XX		$ X.XX		$ X.XX	$ (X.XX )	$ (X.XX )	$ (X.XX )
2006	11.18	0.42	*(3)	0.85	*	1.27	(0.34)	(0.06)	(0.40)
2005	10.73	0.42	*	0.36	*	0.78	(0.28)	(0.05)	(0.33)
2004(1)	10.00	0.15	*	0.58	*	0.73	—	—	—
Aggressive Strategy Fund
Class I
2007	$ XX.XX	$ X.XX		$ X.XX		$ X.XX	$ (X.XX )	$ (X.XX )	$ (X.XX )
2006	11.36	0.18	*(3)	1.75	*	1.93	(0.24)	(0.06)	(0.30)
2005	10.87	0.17	*	0.62	*	0.79	(0.24)	(0.06)	(0.30)
2004(1)	10.00	0.18	*	0.69	*	0.87	—	—	—

	Net Asset Value, End of Period	Total Return†		Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets**		Ratio of Net Investment Income to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursement)**		Portfolio Turnover Rate
Defensive Strategy Fund
Class I
2007	$ X.XX	X.XX	%	—	X.XX	%	X.XX	%	X.XX	%	XX	%
2006	10.70	5.74		—	0.10		3.69		0.35		46
2005	10.46	4.51	(2)	—	0.10		2.78		0.49		52
2004(1)	10.30	3.00	(2)	—	0.10		3.78		4.04		1
Conservative Strategy Fund
Class I
2007	$ X.XX	X.XX	%	—	X.XX	%	X.XX	%	X.XX	%	XX	%
2006	11.29	8.79	(2)	—	0.10		3.48		0.35		15
2005	10.75	6.17	(2)	—	0.10		2.97		0.46		49
2004(1)	10.46	4.60	(2)	—	0.10		3.44		2.69		4
Moderate Strategy Fund
Class I
2007	$ X.XX	X.XX	%	—	X.XX	%	X.XX	%	X.XX	%	XX	%
2006	12.05	11.46	(2)	—	0.10		3.22		0.35		6
2005	11.18	7.34	(2)	—	0.10		3.06		0.41		27
2004(1)	10.73	7.30	(2)	—	0.10		3.54		1.64		4
Aggressive Strategy Fund
Class I
2007	$ X.XX	X.XX	%	—	X.XX	%	X.XX	%	X.XX	%	XX	%
2006	12.99	17.16		—	0.10		2.27		0.35		60
2005	11.36	7.24		—	0.10		2.66		0.43		13
2004(1)	10.87	8.70		—	0.10		2.18		2.24		2

58

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains on Securities		Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions

Core Market Strategy Fund
Class I
2007	$ XX.XX	$ X.XX		$ X.XX		$ X.XX	$ (X.XX )	$ (X.XX )	$ (X.XX )
2006	10.88	0.43	*(3)	0.70	*	1.13	(0.32)	(0.06)	(0.38)
2005	10.62	0.43	*	0.19	*	0.62	(0.28)	(0.08)	(0.36)
2004(1)	10.00	0.16	*	0.46	*	0.62	—	—	—
Market Growth Strategy Fund
Class I
2007	$ XX.XX	$ X.XX		$ X.XX		$ X.XX	$ (X.XX )	$ (X.XX )	$ (X.XX )
2006	10.84	0.36	*(3)	1.17	*	1.53	(0.28)	(0.05)	(0.33)
2005	10.58	0.15	*	0.41	*	0.56	(0.25)	(0.05)	(0.30)
2004(1)	10.00	0.17	*	0.41	*	0.58	—	—	—

	Net Asset Value, End of Period	Total Return†		Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets**		Ratio of Net Investment Income to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursement)**		Portfolio Turnover Rate
Core Market Strategy Fund
Class I
2007	$ X.XX	X.XX	%	—	X.XX	%	X.XX	%	X.XX	%	XX	%
2006	11.63	10.57	(2)	—	0.10		3.18		0.35		42
2005	10.88	5.89	(2)	—	0.10		3.09		0.46		55
2004(1)	10.62	6.20	(2)	—	0.10		2.87		2.54		6
Market Growth Strategy Fund
Class I
2007	$ X.XX	X.XX	%	—	X.XX	%	X.XX	%	X.XX	%	XX	%
2006	12.04	14.32	(2)	—	0.10		2.74		0.35		44
2005	10.84	5.29		—	0.10		2.98		0.40		8
2004(1)	10.58	5.80		—	0.10		2.02		1.55		13

(1)           Commenced operations November 14, 2003.  All ratios have been annualized.  Total return has not been annualized.

(2)           Class I shares have not been marketed and have a limited number of shares outstanding. The total return of Class I exceeds Class A due to rounding.

(3)           The per share amounts for net investment income (loss) between classes does not accord with the ratios of net investment income (loss) between classes due to the size of Class I relative to the other classes.

†              Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*              Per share calculations were performed using average shares.

**           The expense ratios do not include expenses of the underlying affiliated investment companies.

Amounts designated as “—” are $0 or have been rounded to $0.

59

SEI ASSET ALLOCATION TRUST

Investment Adviser

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, PA 19456

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius LLP

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated July 31, 2007 includes detailed information about SEI Asset Allocation Trust.  The SAI is on file with the SEC and is incorporated by reference into this prospectus.  This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Funds’ holdings and contain information from the Funds’ managers about Fund strategies and market conditions and trends and their impact on Fund performance.  The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

By Telephone:  Call 1-800-DIAL-SEI

By Mail:    Write to the Funds at:

One Freedom Valley Drive

Oaks, PA 19456

By Internet:  http://www.seic.com

60

From the SEC:  You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the SEI Asset Allocation Trust, from the EDGAR Database on the SEC’s website (“http://www.sec.gov”).  You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-551-8090).  You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.  You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

SEI Asset Allocation Trust’s Investment Company Act registration number is 811-07445.

61

SEI ASSET ALLOCATION TRUST

Investment Adviser:

SEI Investments Management Corporation

Administrator:

SEI Investments Global Funds Services

Distributor:

SEI Investments Distribution Co.

This Statement of Additional Information is not a Prospectus. It is intended to provide additional information regarding the activities and operations of the Trust, and should be read in conjunction with the Trust's Class A, Class D and Class I Shares Prospectuses for the Diversified Conservative Income, Diversified Conservative, Diversified Global Moderate Growth, Diversified Moderate Growth, Diversified Global Growth, Diversified Global Stock and Diversified U.S. Stock Funds, the Class A Shares Prospectus for the Defensive Strategy, Defensive Strategy Allocation, Conservative Strategy, Conservative Strategy Allocation, Moderate Strategy, Moderate Strategy Allocation, Aggressive Strategy, Tax-Managed Aggressive Strategy, Core Market Strategy, Core Market Strategy Allocation, Market Growth Strategy and Market Growth Strategy Allocation Funds and the Class I Shares Prospectus for the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, each dated July 31, 2007. A Prospectus may be obtained upon request and without charge by writing the Trust's distributor, SEI Investments Distribution Co., at One Freedom Valley Drive, Oaks, Pennsylvania 19456, or by calling 1-800-342-5734.

The Trust's financial statements for the fiscal year ended March 31, 2007, including notes thereto and the report of [        ] thereon, are incorporated by reference. A copy of the 2007 Annual Report must accompany the delivery of this Statement of Additional Information.

July 31, 2007

SEI-X-XXX (7/07)

TABLE OF CONTENTS

THE TRUST	S-2

INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS	S-2

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS OF THE UNDERLYING SEI FUNDS	S-7

American Depositary Receipts	S-7

Asset-Backed Securities	S-8

Brady Bonds	S-9

Commercial Paper	S-9

Construction Loans	S-9

Demand Instruments	S-10

Equity-Linked Warrants	S-10

Equity Securities	S-11

Fixed Income Securities	S-12

Foreign Securities	S-14

Forward Foreign Currency Contracts	S-15

Futures and Options on Futures	S-17

High Yield Foreign Sovereign Debt Securities	S-18

Illiquid Securities	S-19

Interfund Lending and Borrowing Arrangements	S-19

Investment Companies	S-20

Mortgage-Backed Securities	S-21

Mortgage Dollar Rolls	S-23

Municipal Securities	S-24

Non-Diversification	S-25

Obligations of Domestic Banks, Foreign Banks and Foreign Branches of U.S. Banks	S-25

Options	S-25

Pay-in-Kind Bonds	S-27

Privatizations	S-27

Receipts	S-27

Real Estate Investment Trusts	S-27

Repurchase Agreements	S-27

Restricted Securities	S-28

Reverse Repurchase Agreements and Sale-Buybacks	S-28

Securities Lending	S-29

Short Sales	S-29

Structured Securities	S-30

Swaps, Caps, Floors, Collars and Swaptions	S-30

U.S. Government Securities	S-32

Variable and Floating Rate Instruments	S-33

When-Issued and Delayed Delivery Securities	S-33

Yankee Obligations	S-33

Zero Coupon Securities	S-33

INVESTMENT LIMITATIONS OF THE FUNDS	S-34

INVESTMENT LIMITATIONS OF THE UNDERLYING SEI FUNDS	S-36

THE ADMINISTRATOR AND TRANSFER AGENT TO THE FUNDS	S-43

THE INVESTMENT ADVISER TO THE FUNDS	S-44

THE ADVISER AND SUB-ADVISERS TO THE UNDERLYING SEI FUNDS	S-47

MANAGERS OF THE UNDERLYING SEI FUNDS	S-47

DISTRIBUTION, SHAREHOLDER SERVICING AND ADMINISTRATIVE SERVICING	S-57

TRUSTEES AND OFFICERS OF THE TRUST	S-60

PROXY VOTING POLICIES AND PROCEDURES	S-64

PURCHASE AND REDEMPTION OF SHARES	S-65

SHAREHOLDER SERVICES	S-67

TAXES	S-68

PORTFOLIO TRANSACTIONS	S-70

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	S-73

DESCRIPTION OF SHARES	S-74

LIMITATION OF TRUSTEES' LIABILITY	S-74

CODES OF ETHICS	S-75

VOTING	S-75

SHAREHOLDER LIABILITY	S-75

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	S-75

CUSTODIAN	S-88

EXPERTS	S-88

LEGAL COUNSEL	S-88

APPENDIX A—DESCRIPTION OF RATINGS	A-1

July 31, 2007

THE TRUST

SEI Asset Allocation Trust (the "Trust") is an open-end management investment company that currently consists of the following nineteen separate investment portfolios (each a "Fund" and, together, the "Funds"): Diversified Conservative Income Fund; Diversified Conservative Fund; Diversified Global Moderate Growth Fund; Diversified Moderate Growth Fund; Diversified Global Growth Fund; Diversified Global Stock Fund; Diversified U.S. Stock Fund; Defensive Strategy Fund; Defensive Strategy Allocation Fund; Conservative Strategy Fund; Conservative Strategy Allocation Fund; Moderate Strategy Fund; Moderate Strategy Allocation Fund; Aggressive Strategy Fund; Tax-Managed Aggressive Strategy Fund; Core Market Strategy Fund; Core Market Strategy Allocation Fund; Market Growth Strategy Fund; and Market Growth Strategy Allocation Fund. The Funds invest in shares of certain portfolios (the "Underlying SEI Funds") of: SEI Institutional Managed Trust ("SIMT"), SEI Institutional International Trust ("SIT"), SEI Tax Exempt Trust ("STET") and SEI Daily Income Trust ("SDIT"), which are managed by SEI Investments Management Corporation ("SIMC"), the Trust's investment adviser (together, SDIT, SIMT, SIT and STET are the "Underlying Trusts"). The Funds currently invest in the following Underlying SEI Funds: SIMT U.S. Managed Volatility Fund; SIMT Global Managed Volatility Fund; SIMT Large Cap Growth Fund; SIMT Large Cap Value Fund; SIMT Tax-Managed Large Cap Fund; SIMT Large Cap Diversified Alpha Fund; SIMT Small/Mid Cap Diversified Alpha Fund; SIMT Small Cap Growth Fund; SIMT Small Cap Value Fund; SIMT Tax-Managed Small Cap Fund; SIMT Enhanced Income Fund; SIT International Equity Fund; SIT Emerging Markets Equity Fund; SIMT Real Estate Fund; SDIT Ultra Short Bond Fund; SIMT Core Fixed Income Fund; SLAT Prime Obligation Fund; STET Tax Free Fund; SIMT High Yield Bond Fund; SIT International Fixed Income Fund; and SIT Emerging Markets Debt Fund.

The Trust was established as a Massachusetts business trust pursuant to a Declaration of Trust dated November 20, 1995. The Declaration of Trust permits the Trust to offer separate series ("portfolios") of units of beneficial interest ("shares") and separate classes of portfolios. Shareholders may purchase shares in each Fund through three separate classes of shares: Class A Shares, Class D Shares and Class I Shares, which provide for variations in distribution, shareholder servicing and administrative servicing plans, transfer agent costs, voting rights and dividends. Additional information pertaining to the Trust may be obtained by writing to SEI Investments Global Funds Services, One Freedom Valley Drive, Oaks, Pennsylvania 19456, or by calling 1-800-342-5734.

All consideration received by the Trust for shares of any Fund and all assets of such Fund belong to that Fund and would be subject to liabilities of that Fund. Except for differences between the Class A Shares, Class D Shares and Class I Shares pertaining to distribution, shareholder servicing and administrative servicing fees, voting rights, dividends and transfer agent expenses, each share of each Fund represents an equal proportionate interest in that Fund with each other share of that Fund.

The Trust pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation materials and reports to shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing, insurance expenses, including litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS

DIVERSIFIED CONSERVATIVE INCOME FUND—The investment objective of the Diversified Conservative Income Fund is to provide current income and an opportunity for capital appreciation through limited participation in the domestic equity markets.

At least 50% of the Fund's assets will be invested in an Underlying SEI Fund that invests primarily in investment grade U.S. fixed income securities, including mortgage-backed securities, to provide current income. The Fund may invest in Underlying SEI Funds that invest in below investment grade bonds ("junk bonds") and non-dollar securities. A moderate allocation to an Underlying SEI Fund that focuses on money markets provides liquidity and current income, which will fluctuate with the general level of short-term interest rates. The Fund will also invest in Underlying SEI Funds that invest primarily in U.S. common stocks.

DIVERSIFIED CONSERVATIVE FUND—The investment objective of the Diversified Conservative Fund is to provide current income and an opportunity for capital appreciation through limited participation in the domestic and international equity markets.

At least 50% of the Fund's assets will be invested in Underlying SEI Funds that invest primarily in investment grade U.S. and foreign fixed income securities, including asset- and mortgage-backed securities. The Fund may invest in Underlying SEI Funds that invest in junk bonds and non-dollar securities. The Fund will invest in Underlying SEI Funds that invest primarily in U.S. and foreign common stocks.

The Fund will also invest in an Underlying SEI Fund that focuses on international stock securities in order to provide additional diversification. The remainder of the Fund is allocated to an Underlying SEI Fund that focuses on money markets, providing liquidity and facilitation of transactions.

DIVERSIFIED GLOBAL MODERATE GROWTH FUND—The investment objective of the Diversified Global Moderate Growth Fund is long-term capital appreciation through participation in the domestic and global equity markets with a limited level of current income.

At least 30% of the Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. and foreign common stocks and other equity securities, including securities of emerging market issuers. The Fund will invest at least 25% of its assets in Underlying SEI Funds that invest primarily in investment grade U.S. and foreign fixed income securities, including mortgage-backed securities and emerging market debt securities.

The Fund will also invest in an Underlying SEI Fund that focuses on high yield bonds thus providing added diversification and opportunity for enhanced return. The Fund may also invest in Underlying SEI Funds that focus on the international fixed income markets and the emerging country debt markets. The remainder of the Fund is allocated to an Underlying SEI Fund that focuses on money markets, providing liquidity and facilitating transactions.

DIVERSIFIED MODERATE GROWTH FUND—The investment objective of the Diversified Moderate Growth Fund is long-term capital appreciation with a limited level of current income.

At least 30% of the Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. and foreign common stocks and other equity securities. The Fund will invest at least 30% of its assets in Underlying SEI Funds that invest primarily in investment grade U.S. and foreign fixed income securities, including mortgage-backed securities. The Fund may also invest in an Underlying SEI Fund that focuses on international fixed income markets. The remainder of the Fund is allocated to an Underlying SEI Fund that focuses on money markets, providing liquidity and facilitating transactions.

DIVERSIFIED GLOBAL GROWTH FUND—The investment objective of the Diversified Global Growth Fund is to provide long-term capital appreciation. Current income is a secondary consideration.

At least 45% of the Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. and foreign common stocks and other equity securities, including securities of emerging market issuers. The Fund will invest at least 5% of its assets in Underlying SEI Funds that invest primarily in U.S. and foreign fixed income securities, including mortgage-backed securities and emerging market debt securities. Additionally, exposure to an Underlying SEI Fund that focuses on high yield bonds provides added diversification and opportunity for enhanced return. The Fund may also invest in Underlying SEI Funds that focus on international fixed income markets and the emerging country debt markets. The remainder of the Fund is allocated to an Underlying SEI Fund that focuses on money market funds, providing liquidity and facilitating transactions.

DIVERSIFIED GLOBAL STOCK FUND—The investment objective of the Diversified Global Stock Fund is to provide long-term capital appreciation through a diversified global equity strategy.

At least 80% of the Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. and foreign common stocks and other equity securities, including securities of emerging market issuers. The remainder of the Fund is allocated to an Underlying SEI Fund that focuses on money markets, providing liquidity and facilitating transactions.

DIVERSIFIED U.S. STOCK FUND—The investment objective of the Diversified U.S. Stock Fund is to provide long-term capital appreciation through a diversified domestic equity strategy. Current income is an incidental consideration.

At least 80% of the Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. common stocks and other equity securities. The remainder of the Fund is allocated to an Underlying SEI Fund that focuses on money markets, providing liquidity and facilitating transactions.

To assist investors in comparing the Diversified Conservative Income, Diversified Conservative, Diversified Global Moderate Growth, Diversified Moderate Growth, Diversified Global Growth, Diversified Global Stock and Diversified U.S. Stock Funds, the following chart reflects the potential level of income, level of growth and level of principal risk for each of the Funds.

	Diversified Conservative Income Fund	Diversified Conservative Fund	Diversified Global Moderate Growth Fund	Diversified Moderate Growth Fund	Diversified Global Growth Fund	Diversified Global Stock Fund	Diversified U.S. Stock Fund
Level of Income	medium to high	medium	medium	medium	low to medium	low	low

Level of Growth	low to medium	low to medium	medium	medium	medium to high	high	high

Level of Principal Risk	medium	medium	medium	medium	high	medium to high	medium to high

DEFENSIVE STRATEGY FUND—The investment objective of the Defensive Strategy Fund is to manage risk of loss while providing current income and opportunity for limited capital appreciation.

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. short-term investment grade fixed income securities, including mortgage-backed securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest in U.S. and/or foreign non-investment grade fixed income securities, common stocks and securities of real estate companies.

DEFENSIVE STRATEGY ALLOCATION FUND—The investment objective of the Defensive Strategy Allocation Fund is to generate investment income while providing opportunity for capital appreciation.

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. common stocks and short-term investment grade fixed income securities and U.S. and/or foreign non-investment grade fixed income securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest in securities of real estate companies and foreign equity securities.

CONSERVATIVE STRATEGY FUND—The investment objective of the Conservative Strategy Fund is to manage risk of loss while providing the opportunity for modest capital appreciation.

The Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. short-term investment grade fixed income securities, including mortgage-backed securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities, common stocks and securities of real estate companies.

CONSERVATIVE STRATEGY ALLOCATION FUND—The investment objective of the Conservative Strategy Allocation Fund is to generate investment income while providing opportunity for capital appreciation.

The Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. common stocks and short-term investment grade fixed income securities and U.S. and/or foreign non-investment grade fixed income securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in securities of real estate companies and foreign equity securities.

MODERATE STRATEGY FUND—The investment objective of the Moderate Strategy Fund is capital appreciation, while minimizing the risk of loss.

The Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and/or U.S. short-term investment grade fixed income securities, including mortgage-backed securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities, and securities of real estate companies.

MODERATE STRATEGY ALLOCATION FUND—The investment objective of the Moderate Strategy Allocation Fund is to provide the opportunity for capital appreciation with some opportunity to generate income.

The Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and U.S. and/or foreign non-investment grade fixed income securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in securities of real estate companies and U.S. short-term investment grade fixed income securities.

AGGRESSIVE STRATEGY FUND—The investment objective of the Aggressive Strategy Fund is long-term capital appreciation.

The Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and other equity securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign fixed income securities of varying quality, and securities of real estate companies.

TAX-MANAGED AGGRESSIVE STRATEGY FUND—The investment objective of the Tax-Managed Aggressive Strategy Fund is long-term capital appreciation.

The Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and U.S. short-term investment grade fixed income securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign fixed income securities of varying quality, and securities of real estate companies.

CORE MARKET STRATEGY FUND—The investment objective of the Core Market Strategy Fund is capital appreciation while maintaining broad equity and fixed income market participation.

The Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and U.S. short-term investment grade fixed income securities, including mortgage-backed securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities, and securities of real estate companies.

CORE MARKET STRATEGY ALLOCATION FUND—The investment objective of the Core Market Strategy Allocation Fund is to provide the opportunity for capital appreciation with some opportunity to generate income.

The Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities, securities of real estate companies and U.S. short-term investment grade fixed income securities.

MARKET GROWTH STRATEGY FUND—The investment objective of the Market Growth Strategy Fund is capital appreciation while maintaining broad equity and fixed income market participation.

The Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and U.S. short-term investment grade fixed income securities, including mortgage-backed securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities, and securities of real estate companies.

MARKET GROWTH STRATEGY ALLOCATION FUND—The investment objective of the Market Growth Strategy Allocation Fund is to provide the opportunity for capital appreciation with some opportunity to generate income.

The Fund's assets will be invested in Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities, securities of real estate companies and U.S. short-term investment grade fixed income securities.

General Investment Policies of the Funds

The Funds seek to achieve their investment objectives by purchasing shares of the Underlying SEI Funds within the strategies set forth above for each asset class. The Underlying SEI Funds are part of the same group of investment companies as the Funds.

The Securities and Exchange Commission ("SEC") issued an exemptive order to the Trust dated December 20, 1995 (the "SEC Order"), which permits the Diversified Conservative Income, Diversified Conservative, Diversified Global Moderate Growth, Diversified Moderate Growth, Diversified Global Growth, Diversified Global Stock and Diversified U.S. Stock Funds to acquire up to 100% of the shares of any of the Underlying SEI Funds under certain conditions. The Defensive Strategy, Defensive Strategy Allocation, Conservative Strategy, Conservative Strategy Allocation, Moderate Strategy, Moderate Strategy Allocation, Aggressive Strategy, Tax-Managed Aggressive Strategy, Core Market Strategy, Core Market Strategy Allocation, Market Growth Strategy and Market Growth Strategy Allocation Funds, in accordance with Section 12(G)(i) of the Investment Company Act of 1940, as amended (the "1940 Act"), may acquire up to 100% of the shares of any of the Underlying SEI Funds, as well as investing in government securities and short-term paper.

In addition to its own expenses, each Fund will indirectly bear its proportionate share of the operating expenses, including advisory fees, of the Underlying SEI Funds in which it invests.

In addition to purchasing shares of the Underlying SEI Funds, the Diversified Conservative Income, Diversified Conservative, Diversified Global Moderate Growth, Diversified Moderate Growth, Diversified Global Growth, Diversified Global Stock and Diversified U.S. Stock Funds may use futures contracts and options in order to remain effectively fully invested in proportions consistent with SIMC's current asset allocation strategy in an efficient and cost effective manner. Specifically, each of these Funds may enter into futures contracts and options thereon as set forth in the sub-section "Futures and Options on Futures" in this SAI. Each of these Funds may also lend its securities to qualified borrowers.

In order to meet liquidity needs, or for temporary defensive purposes, the Funds may purchase money market securities or other short-term debt instruments rated in one of the top two categories by a nationally recognized statistical rating organization ("NRSRO") at the time of purchase or, if not rated, determined to be of comparable quality by SIMC. To the extent that a Fund is engaged in temporary defensive investing, it will not be pursuing its investment objective. See "Description of Permitted Investments and Risk Factors of the Underlying SEI Funds."

Risk Factors of the Funds

Prospective investors in the Funds should consider the following risk factors:

•  Any investment in a mutual fund involves risk and, although the Funds invest in a number of Underlying SEI Funds, this practice does not eliminate investment risk;

•  Under certain circumstances, an Underlying SEI Fund may determine to make payment of a redemption request by a Fund wholly or partly by a distribution in kind of securities from its portfolio, instead of cash, in accordance with the rules of the SEC. In such cases, the Funds may hold securities distributed by an Underlying SEI Fund until SIMC determines that it is appropriate to dispose of such securities and it will incur transaction costs when it does so;

•  Certain Underlying SEI Funds may: (i) invest a portion of their assets in foreign securities, including securities issued by emerging market issuers; (ii) enter into forward currency transactions; (iii) lend their portfolio securities; (iv) enter into stock and bond index, interest rate and currency futures contracts, and options on such contracts; (v) engage in other types of options transactions; (vi) make short sales; (vii) purchase zero coupon and payment-in-kind bonds; and (viii) engage in various other investment practices.

•  Certain Funds can invest a portion of their assets in the SIMT High Yield Bond Fund. As a result, these Funds will be subject to the risks associated with high yield ("junk bond") investing;

•  Certain Funds invest at least 10% and can invest as much as 30% of their assets in the SIT International Fixed Income and SIT Emerging Markets Debt Funds, which invest primarily in foreign fixed income securities, including securities issued by emerging market issuers. Certain other Funds invest at least 20% and can invest as much as 50% of their assets in Underlying SEI Funds that invest primarily in foreign equity securities. These investments will subject the Funds to risks associated with investing in foreign securities; and

•  The officers and Trustees of the Trust also serve as officers and Trustees of the Underlying Trusts. In addition, SIMC, the adviser to each Fund, serves as investment adviser to the Underlying SEI Funds. Conflicts may arise as these persons seek to fulfill their fiduciary responsibilities to the Funds and the Underlying SEI Funds.

Further information about these investment policies and practices and their risks can be found under "Investment Limitations of the Underlying SEI Funds" and "Description of Permitted Investments and Risk Factors of the Underlying SEI Funds" in this Statement of Additional Information.

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS
OF THE UNDERLYING SEI FUNDS

The following are descriptions of the permitted investments and investment practices of the Underlying SEI Funds and the associated risk factors. Each of the Underlying SEI Funds may purchase any of these instruments and/or engage in any of these investment practices if, in the opinion of SIMC or the Underlying SEI Fund's sub-adviser, as applicable, such investment will be advantageous to the Underlying SEI Fund. The Underlying SEI Funds are free to reduce or eliminate their activity in any of these areas. SIMC or an Underlying SEI Fund's sub-adviser, as applicable, will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with and permitted by the Underlying SEI Fund's stated investment policies.

AMERICAN DEPOSITARY RECEIPTS—American Depositary Receipts ("ADRs"), as well as other "hybrid" forms of ADRs, including European Depositary Receipts ("EDRs"), Continental Depositary Receipts ("CDRs") and Global Depositary Receipts ("GDRs"), are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts may be sponsored or unsponsored. These certificates are issued by depositary banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Investments in the securities of foreign issuers may subject an Underlying SEI Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States.

Although the two types of depositary receipt facilities (unsponsored or sponsored) are similar, there are differences regarding a holder's rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.

Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer's request.

ASSET-BACKED SECURITIES—Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Other asset-backed securities may be created in the future. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Asset-backed securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing debt obligations. Asset-backed securities may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder.

Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and, for a certain period, by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder. There may be a limited secondary market for such securities.

Collateralized Debt Obligations. Collateralized debt obligations ("CDOs") are securitized interests in pools of non-mortgage assets. Such assets usually comprise loans or debt instruments. A CDO may be called a collateralized loan obligation (CLO) if it holds only loans. Multiple levels of securities are issued by the CDO, offering various maturity and credit risk characteristics which are characterized according to their degree of credit risk. Purchasers in CDOs are credited with their portion of the scheduled payments of interest and principal on the underlying assets plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CDOs in the longer maturity series are less likely than other asset pass-throughs to be prepaid prior to their stated maturity.

BRADY BONDS—Certain debt obligations, customarily referred to as "Brady Bonds," are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with a debt restructuring. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. In addition, they are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so are subject to the risk of default by the issuer. Brady Bonds may be fully or partially collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter secondary market. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations which have the same maturity as the Brady Bonds. Certain interest payments on these Brady Bonds may be collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is typically equal to between 12 and 18 months of rolling interest payments or, in the case of floating rate bonds, initially is typically equal to between 12 and 18 months rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter with the balance of interest accruals in each case being uncollateralized. Payment of interest and (except in the case of principal collateralized Brady Bonds) principal on Brady Bonds with no or limited collateral depends on the willingness and ability of the foreign government to make payment. In the event of a default on collateralized Brady Bonds for which obligations are accelerated, the collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course.

Based upon current market conditions, an Underlying SEI Fund would not intend to purchase Brady Bonds which, at the time of investment, are in default as to payment. However, in light of the residual risk of Brady Bonds and, among other factors, the history of default with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative. A substantial portion of the Brady Bonds and other sovereign debt securities in which the SIT Emerging Markets Debt Fund invests are likely to be acquired at a discount, which involves certain additional considerations.

Sovereign obligors in developing and emerging market countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit to finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the Brady Bonds and other foreign sovereign debt securities in which an Underlying SEI Fund may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect the Underlying SEI Fund's holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

COMMERCIAL PAPER—Commercial paper is a term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days up to 270 days.

CONSTRUCTION LOANS—In general, construction loans are mortgages on multifamily homes that are insured by the Federal Housing Administration ("FHA") under various federal programs of the National Housing Act of 1934 and its amendments. Several FHA programs have evolved to ensure the construction financing and permanent mortgage financing on multifamily residences, nursing homes, elderly residential facilities and health care units. Project loans typically trade in two forms: either as FHA-insured or

Government National Mortgage Association ("GNMA") insured pass-through securities. In this case, a qualified issuer issues the pass-through securities while holding the underlying mortgage loans as collateral. Regardless of form, all projects are government-guaranteed by the U.S. Department of Housing and Urban Development ("HUD") through the FHA insurance fund. The credit backing of all FHA and GNMA projects derives from the FHA insurance fund, so projects issued in either form enjoy the full faith and credit backing of the U.S. Government.

Most project pools consist of one large mortgage loan rather than numerous smaller mortgages, as is typically the case with agency single-family mortgage securities. As such, prepayments on projects are driven by the incentives most mortgagors have to refinance, and are very project-specific in nature. However, to qualify for certain government programs, many project securities contain specific prepayment restrictions and penalties.

Under multifamily insurance programs, the government insures the construction financing of projects as well as the permanent mortgage financing on the completed structures. This is unlike the single-family mortgage market, in which the government only insures mortgages on completed homes. Investors purchase new projects by committing to fund construction costs on a monthly basis until the project is built. Upon project completion, an investor's construction loan commitments are converted into a proportionate share of the final permanent project mortgage loan. The construction financing portion of a project trades in the secondary market as an insured Construction Loan Certificate ("CLC"). When the project is completed, the investor exchanges all the monthly CLCs for an insured Permanent Loan Certificate ("PLC"). The PLC is an insured pass-through security backed by the final mortgage on the completed property. As such, PLCs typically have a thirty-five to forty year maturity, depending on the type of final project. There are vastly more PLCs than CLCs in the market, owing to the long economic lives of the project structures. While neither CLCs or PLCs are as liquid as agency single-family mortgage securities, both are traded on the secondary market and would generally not be considered illiquid. The benefit to owning these securities is a relatively high yield combined with significant prepayment protection, which generally makes these types of securities more attractive when prepayments are expected to be high in the mortgage market. CLCs typically offer a higher yield due to the fact that they are somewhat more administratively burdensome to account for.

DEMAND INSTRUMENTS—Certain instruments may entail a demand feature which permits the holder to demand payment of the principal amount of the instrument. Demand instruments may include variable amount master demand notes. Demand instruments with demand notice periods exceeding seven days are considered to be illiquid securities. Additional information about illiquid securities is provided under "Illiquid Securities."

EQUITY-LINKED WARRANTS—Equity-linked warrants provide a way for investors to access markets where entry is difficult and time consuming due to regulation. Typically, a broker issues warrants to an investor and then purchases shares in the local market and issues a call warrant hedged on the underlying holding. If the investor exercises his call and closes his position, the shares are sold and the warrant is redeemed with the proceeds.

Each warrant represents one share of the underlying stock. Therefore, the price, performance and liquidity of the warrant are all directly linked to the underlying stock. The warrants can be redeemed for 100% of the value of the underlying stock (less transaction costs). Being American style warrants, they can be exercised at any time. The warrants are U.S. dollar-denominated and priced daily on several international stock exchanges.

There are risks associated with equity-linked warrants. The investor will bear the full counterparty risk to the issuing broker (but SIMC selects to mitigate this risk by only purchasing from issuers with high credit ratings). They also have a longer settlement period because they go through the same registration process as the underlying shares (about three weeks) and during this time the shares cannot be sold. There is currently no active trading market for equity-linked warrants. Certain issuers of such warrants may be deemed to be "investment companies" as defined in the 1940 Act. As a result, an Underlying SEI Fund's investment in such warrants may be limited by certain investment restrictions contained in the 1940 Act.

EQUITY SECURITIES—Equity securities represent ownership interests in a company and include common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Investments in equity securities in general are subject to market risks, which may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which an Underlying SEI Fund invests will cause the net asset value of the Underlying SEI Fund to fluctuate. The Underlying SEI Funds purchase and sell equity securities in various ways, including securities listed on recognized foreign exchanges, traded in the United States on registered exchanges or in the over-the-counter market. Equity securities are described in more detail below:

Common Stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

Warrants. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by an Underlying SEI Fund is called for redemption or conversion, the Underlying SEI Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

Small and Medium Capitalization Issuers.  Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and, even if listed on a national securities exchange, may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies may be less liquid, may have limited market stability and may be subject to more severe, abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

EUROBONDS—A Eurobond is a fixed income security denominated in U.S. dollars or another currency and sold to investors outside of the country whose currency is used. Eurobonds may be issued by government or corporate issuers, and are typically underwritten by banks and brokerage firms from numerous countries. While Eurobonds typically pay principal and interest in Eurodollars, U.S. dollars held in banks outside of the United States, they may pay principal and interest in other currencies.

FIXED INCOME SECURITIES—Fixed income securities consist primarily of debt obligations issued by governments, corporations, municipalities and other borrowers, but may also include structured securities that provide for participation interests in debt obligations. The market value of the fixed income securities in which an Underlying SEI Fund invests will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities, but will affect an Underlying SEI Fund's net asset value.

There are no restrictions on the average maturity of the SIT Emerging Markets Debt Fund or on the maturity of any single instrument held by any Underlying SEI Fund. Maturities may vary widely depending on SIMC's or an Underlying SEI Fund's sub-adviser's, as applicable, assessment of interest rate trends and other economic and market factors.

Securities held by an Underlying SEI Fund that are guaranteed by the U.S. Government, its agencies or instrumentalities guarantee only the payment of principal and interest, and do not guarantee the securities' yield or value or the yield or value of an Underlying SEI Fund's shares.

There is a risk that the current interest rate on floating and variable rate instruments may not accurately reflect existing market interest rates.

Additional information regarding fixed income securities is described below:

Duration. Duration is a measure of the expected change in value of a fixed income security for a given change in interest rates. For example, if interest rates changed by one percent, the value of a security having an effective duration of two years generally would vary by two percent. Duration takes the length of the time intervals between the present time and time that the interest and principal payments are scheduled, or in the case of a callable bond, expected to be received, and weighs them by the present values of the cash to be received at each future point in time.

Investment Grade Fixed Income Securities. Fixed income securities are considered investment grade if they are rated in one of the four highest rating categories by an NRSRO, or, if not rated, are determined to be of comparable quality by SIMC or an Underlying SEI Fund's sub-adviser, as applicable. See "Appendix A—Description of Corporate Bond Ratings" for a description of the bond rating categories of several NRSROs. Ratings of each NRSRO represent its opinion of the safety of principal and interest payments (and not the market risk) of bonds and other fixed income securities it undertakes to rate at the time of issuance. Ratings are not absolute standards of quality and may not reflect changes in an issuer's creditworthiness. Investment grade fixed income securities rated in the fourth highest category lack outstanding investment characteristics, and have speculative characteristics as well. Securities rated Baa3 by Moody's or BBB- by S&P or higher are considered by those rating agencies to be "investment grade" securities, although Moody's considers securities rated in the Baa category to have speculative characteristics. While issuers of bonds rated BBB by S&P are considered to have adequate capacity to meet their financial commitments, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal for debt in this category than debt in higher rated categories. In the event a security owned by an Underlying SEI Fund is downgraded below investment grade, SIMC or the Underlying SEI Fund's sub-adviser, as applicable, will review the situation and take appropriate action with regard to the security, including the actions discussed below.

Lower Rated Securities. Lower rated bonds or non-investment grade bonds are commonly referred to as "junk bonds" or high-yield/high-risk securities. Lower rated securities are defined as securities rated below the fourth highest rating category by an NRSRO. Such obligations are speculative and may be in default.

Fixed income securities are subject to the risk of an issuer's ability to meet principal and interest payments on the obligation (credit risk), and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated (i.e., high yield) securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium to lower rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities are not generally meant for short-term investing.

Adverse economic developments can disrupt the market for high yield securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity which may lead to a higher incidence of default on such securities. In addition, the secondary market for high yield securities may not be as liquid as the secondary market for more highly rated securities. As a result, SIMC or an Underlying SEI Fund's sub-adviser, as applicable, could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were highly liquid. Furthermore, an Underlying SEI Fund may experience difficulty in valuing certain securities at certain times. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating such Underlying SEI Fund's net asset value. Prices for high yield securities may also be affected by legislative and regulatory developments.

Lower rated or unrated fixed income obligations also present risks based on payment expectations. If an issuer calls the obligations for redemption, an Underlying SEI Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If an Underlying SEI Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Underlying SEI Fund's investment portfolio and increasing the exposure of the Underlying SEI Fund to the risks of high yield securities.

The SIMT High Yield Bond Fund may invest in securities rated as low as "C" by Moody's or "D" by S&P, and may invest in unrated securities that are of comparable quality as "junk bonds," subject to the restrictions described in its Prospectus. The SIT Emerging Markets Debt Fund may invest in securities with the lowest available rating.

Sensitivity to Interest Rate and Economic Changes. Lower rated bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, an Underlying SEI Fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high-yield, high-risk bonds and an Underlying SEI Fund's net asset value.

Payment Expectations. High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, an Underlying SEI Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond's value may decrease in a rising interest rate market, as will the value of an Underlying SEI Fund's assets. If an Underlying SEI Fund experiences significant unexpected net redemptions, this may force it to sell high-yield, high-risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Underlying SEI Fund's rate of return.

Liquidity and Valuation. There may be little trading in the secondary market for particular bonds, which may affect adversely an Underlying SEI Fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the value and liquidity of high-yield, high-risk bonds, especially in a thin market.

Taxes. An Underlying SEI Fund may purchase debt securities (such as zero coupon or pay-in-kind securities) that contain original issue discount. Original issue discount that accretes in a taxable year is treated as earned by an Underlying SEI Fund and therefore is subject to the distribution requirements applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Because the original issue discount earned by an Underlying SEI Fund in a taxable year may not be represented by cash income, the Underlying SEI Fund may have to dispose of other securities and use the proceeds to make distributions to shareholders.

FOREIGN SECURITIES—Foreign securities are securities issued by non-U.S. issuers. Investments in foreign securities may subject an Underlying SEI Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization, or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuations in value due to changes in the exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

Although an Underlying SEI Fund's foreign securities will be denominated in U.S. dollars, their value may be impacted by the exchange rate between the U.S. dollar and the foreign currency of the issuer. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by an Underlying SEI Fund. Such investments may also entail higher custodial fees and sales commissions than domestic investments.

An Underlying SEI Fund's investments in emerging markets can be considered speculative, and therefore may offer higher potential for gains and losses than investments in developed markets of the world. With respect to an emerging country, there may be a greater potential for nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or investments in such countries. The economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange or currency controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

In addition to the risks of investing in emerging market country debt securities, an Underlying SEI Fund's investment in government or government-related securities of emerging market countries and restructured debt instruments in emerging markets are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt, and requests to extend additional loan amounts. An Underlying SEI Fund may have limited recourse in the event of default on such debt instruments.

FORWARD FOREIGN CURRENCY CONTRACTS—A forward foreign currency contract involves a negotiated obligation to purchase or sell a specific currency at a future date (with or without delivery required), which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

Forward contracts generally may not be liquidated prior to the stated maturity date, although the parties to a contract may agree to enter into a second offsetting transaction with the same maturity, thereby fixing each party's profit or loss on the two transactions. Nevertheless, each position must still be maintained to maturity unless the parties separately agree on an earlier settlement date. As a result, a party to a forward contract must be prepared to perform its obligations under each such contract in full. Parties to a forward contract may also separately agree to extend the contract by "rolling" it over prior to the originally scheduled settlement date.

The Underlying SEI Funds may use currency instruments as part of a hedging strategy, as described below.

Transaction Hedging. Transaction Hedging is entering into a currency transaction with respect to specific assets or liabilities of an Underlying SEI Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. An Underlying SEI Fund may enter into Transaction Hedging out of a desire to preserve the U.S. dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. An Underlying SEI Fund may be able to protect itself against possible losses resulting from changes in the relationship between the U.S. dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

Position Hedging. An Underlying SEI Fund may sell a non-U.S. currency and purchase U.S. currency to reduce exposure to the non-U.S. currency ("Position Hedging"). An Underlying SEI Fund may use Position Hedging when an adviser reasonably believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar. An Underlying SEI Fund may enter into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amount and the value of the portfolio securities involved may not have a perfect correlation since the future value of the securities hedged will change, as a consequence of the market, between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain.

Cross Hedges. An Underlying SEI Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Underlying SEI Fund has or in which the Underlying SEI Fund expects to have portfolio exposure.

Proxy Hedges. An Underlying SEI Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which an Underlying SEI Fund's portfolio is exposed is difficult to hedge or to hedge against the U.S. dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of an Underlying SEI Fund's portfolio securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Underlying SEI Fund's securities denominated in linked currencies.

The SIMT Core Fixed Income Fund may engage in currency transactions for hedging purposes, as well as to enhance the SIMT Core Fixed Income Fund's returns.

In addition to the hedging transactions described above, the SIT International Fixed Income, SIT International Equity and SIMT Enhanced Income Funds may also engage in currency transactions in an attempt to take advantage of certain inefficiencies in the currency exchange market, to increase their exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another.

An Underlying SEI Fund (except the SIT International Fixed Income, SIT International Equity, SIMT Enhanced Income, SIMT Core Fixed Income and SIMT Large Cap Diversified Alpha Funds) will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described above. The SIT International Fixed Income and SIT International Equity Funds may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency.

The Underlying SEI Funds may engage in non-deliverable forward transactions. A non-deliverable forward is a transaction that represents an agreement between an Underlying SEI Fund and a counterparty (usually a commercial bank) to buy or sell a specified (notional) amount of a particular currency at an agreed upon foreign exchange rate on an agreed upon future date. The non-deliverable forward transaction position is closed using a fixing rate, as defined by the central bank in the country of the currency being traded, that is generally publicly stated within one or two days prior to the settlement date. Unlike other currency transactions, there is no physical delivery of the currency on the settlement of a non-deliverable forward transaction. Rather, an Underlying SEI Fund and the counterparty agree to net the settlement by making a payment in U.S. dollars or another fully convertible currency that represents any differential between the foreign exchange rate agreed upon at the inception of the non-deliverable forward agreement and the actual exchange rate on the agreed upon future date. Thus, the actual gain or loss of a given non-deliverable forward transaction is calculated by multiplying the transaction's notional amount by the difference between the agreed upon forward exchange rate and the actual exchange rate when the transaction is completed.

The Underlying SEI Funds may invest in options on foreign currencies and futures. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market, which may not always be available. An option on a currency provides the purchaser, or "holder," with the right, but not the obligation, to purchase, in the case of a "call" option, or sell, in the case of a "put" option, a stated quantity of the underlying currency at a fixed exchange rate up to a stated expiration date (or, in the case of certain options, on such date). The holder generally pays a nonrefundable fee for the option, referred to as the "premium," but cannot lose more than this amount, plus related transaction costs. Thus, where an Underlying SEI Fund is a holder of option contracts, such losses will be limited in absolute amount. In contrast to a forward contract, an option imposes a binding obligation only on the seller, or "writer." If the holder exercises the option, the writer is obligated to complete the transaction in the underlying currency. An option generally becomes worthless to the holder when it expires. In addition, in the context of an exchange-traded option, the writer is often required to deposit initial margin and may be required to increase the margin on deposit if the market moves against the writer's position. Options on currencies may be purchased in the OTC market between commercial entities dealing directly with each other as principals. In purchasing an OTC currency option, the holder is subject to the risk of default by the writer and, for this reason, purchasers of options on currencies may require writers to post collateral or other forms of performance assurance.

The SIT International Fixed Income, SIT International Equity and SIMT Enhanced Income Funds may invest in foreign currency futures contracts. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally, which are described elsewhere in this SAI. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation, which may subject an Underlying SEI Fund to additional risk.

The SIMT Core Fixed Income Fund takes active positions in currencies, which involves different techniques and risk analyses than the SIMT Core Fixed Income Fund's purchase of securities. Active investment in currencies may subject the SIMT Core Fixed Income Fund to additional risks and the value of the SIMT Core Fixed Income Fund's investments may fluctuate in response to broader macroeconomic risks than if the SIMT Core Fixed Income Fund invested only in fixed income securities.

Currency transactions are subject to risks different from those of other portfolio transactions. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy. Although forward foreign currency contracts and currency futures tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchase and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to an Underlying SEI Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. If the SIT International Fixed Income, SIT International Equity, SIMT Core Fixed Income and SIMT Large Cap Diversified Alpha Funds enter into currency transactions when they do not own any assets denominated in that security, the Funds' volatility may increase and losses on such transactions will not be offset by increases in the value of the Funds' assets.

Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree in a direction that is not anticipated. Furthermore, there is a risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Fund is engaging in proxy hedging. Suitable hedging transactions may not be available in all circumstances. Hedging transactions may also eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies. If a Fund enters into a currency transaction, the Fund will "cover" its position as required by the 1940 Act.

FUTURES AND OPTIONS ON FUTURES—Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security or currency at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the bonds comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

An Underlying SEI Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on national futures exchanges regulated by the Commodities Futures Trading Commission ("CFTC"). Consistent with CFTC regulations, the Underlying SEI Funds have claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, are not subject to registration or regulation as a pool operator under the Commodity Exchange Act. An Underlying SEI Fund may use futures contracts and related options for either hedging purposes or risk management purposes, as permitted by its stated investment policies, but that the SIT International Fixed Income Fund may buy and sell currencies using futures and related options for purposes other than hedging and risk management. The SIMT Core Fixed Income Fund may also use futures contracts and related options to enhance the SIMT Core Fixed Income Fund's returns, as permitted by its stated investment policies. Instances in which an Underlying SEI Fund may use futures contracts and related options for risk management purposes include: attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes.

When an Underlying SEI Fund purchases or sells a futures contract, or sells an option thereon, the Underlying SEI Fund is required to "cover" its position as required by the 1940 Act. An Underlying SEI Fund may also "cover" its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Underlying SEI Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. An Underlying SEI Fund may also "cover" its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. An Underlying SEI Fund may "cover" its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

An Underlying SEI Fund may also "cover" its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Underlying SEI Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. An Underlying SEI Fund may also "cover" its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. An Underlying SEI Fund may "cover" its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Underlying SEI Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. An Underlying SEI Fund may also "cover" its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with an Underlying SEI Fund's use of futures contracts and options on futures, including the following: (1) the success of a hedging strategy may depend on SIMC's or the Underlying SEI Fund's sub-adviser's, as applicable, ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by an Underlying SEI Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce an Underlying SEI Fund's exposure to price fluctuations, while others tend to increase its market exposure.

HIGH YIELD FOREIGN SOVEREIGN DEBT SECURITIES—Investing in fixed and floating rate high yield foreign sovereign debt securities will expose an Underlying SEI Fund to the direct or indirect consequences of political, social or economic changes in countries that issue the securities. The ability of a foreign sovereign obligor to make timely payments on its external debt obligations will also be strongly influenced by the obligor's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. Countries such as those in which the Underlying SEI Funds may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate or trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty or instability. Additional factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, and its government's policy towards the International Monetary Fund, the World Bank and other international agencies. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected. If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government's implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds, which may further impair the obligor's ability or willingness to timely service its debts.

ILLIQUID SECURITIES—Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Underlying SEI Funds' Board of Trustees. Despite such good faith efforts to determine fair value prices, an Underlying SEI Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price which the Underlying SEI Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Underlying SEI Fund. Under the supervision of the Underlying SEI Funds' Board of Trustees, SIMC or the Underlying SEI Funds' sub-advisers, as applicable, determine the liquidity of the Underlying SEI Funds' investments. In determining the liquidity of an Underlying SEI Fund's investments, SIMC or the Underlying SEI Fund's sub-adviser, as applicable, may consider various factors, including: (1) the frequency and volume of trades and quotations; (2) the number of dealers and prospective purchasers in the marketplace; (3) dealer undertakings to make a market; and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

SIMC and the sub-advisers of the SIT Emerging Markets Equity Fund believe that carefully selected investments in joint ventures, cooperatives, partnerships, private placements, unlisted securities and other similar situations (collectively, "special situations") could enhance the SIT Emerging Markets Equity Fund's capital appreciation potential. Investments in special situations may be illiquid, as determined by SIMC and the SIT Emerging Markets Equity Fund's sub-advisers, as applicable, based on criteria approved by the Board of Trustees. To the extent these investments are deemed illiquid, the SIT Emerging Markets Equity Fund's investment in them will be consistent with its investment policy.

INTERFUND LENDING AND BORROWING ARRANGEMENTS—The SEC has granted an exemption that permits the Funds and the Underlying SEI Funds to participate in an interfund lending program (the "Program") with all other funds advised by SIMC ("SEI Funds"). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements ("Repo Rate"), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings ("Bank Loan Rate"). The Bank Loan Rate will be determined using a formula, which has been approved by the SEI Funds' Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate.

All interfund loans and borrowings must comply with the conditions set forth in the exemption, which are designed to ensure fair and equitable treatment of all participating funds. Each Fund's participation in the Program must be consistent with its investment policies and limitations, and is subject to certain percentage limitations. SIMC administers the Program according to procedures approved by the SEI Funds' Board. In addition, the Program is subject to oversight and periodic review by the Board of Trustees.

INVESTMENT COMPANIES—Securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, open-end investment companies, and real estate investment trusts, represent interests in professionally managed portfolios that may invest in various types of instruments. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market.

Federal securities laws limit the extent to which an Underlying SEI Fund can invest in securities of other investment companies. Generally, an Underlying SEI Fund is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Underlying SEI Fund owns more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Underlying SEI Fund's total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Underlying SEI Fund. The Underlying Trusts and SIMC have obtained an order from the SEC that permits the Underlying SEI Funds to invest their uninvested cash and cash collateral from securities lending activities in one or more affiliated investment companies, which comply with Rule 2a-7 under the 1940 Act, in excess of the limits of Section 12 of the 1940 Act. An Underlying SEI Fund may invest in investment companies managed by SIMC or an Underlying SEI Fund's sub-adviser to the extent permitted by any rule or regulation of the SEC or any order or interpretation thereunder.

The Underlying SEI Funds are prohibited from acquiring any securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(G) or Section 12(d)(1)(F) of the 1940 Act.

Because of restrictions on direct investment by U.S. entities in certain countries, investment in other investment companies may be the most practical or the only manner in which an international and global fund can invest in the securities markets of those countries. An Underlying SEI Fund also may incur tax liability to the extent it invests in the stock of a foreign issuer that constitutes a "passive foreign investment company."

Exchange-Traded Funds. Exchange-traded Funds ("ETFs") are investment companies that are registered under the 1940 Act as open-end funds or unit investment trusts. ETFs are actively traded on national securities exchanges and are generally based on specific domestic and foreign market indices. An "index-based ETF" seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Because ETFs are based on an underlying basket of stocks or an index, they are subject to the same market fluctuations as these types of securities in volatile market swings.

LOAN PARTICIPATIONS AND ASSIGNMENTS—Loan participations are interests in loans to corporations or governments which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank, financial institution or syndicate member ("intermediary bank"). In a loan participation, the borrower will be deemed to be the issuer of the participation interest, except to the extent a Fund derives its rights from the intermediary bank. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risks generally associated with the underlying borrower. In the event of the bankruptcy or insolvency of the borrower, a loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the intermediary bank. In addition, in the event the underlying borrower fails to pay principal and interest when due, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of such borrower. Under the terms of a loan participation, a Fund may be regarded as a creditor of the intermediary bank, (rather than of the underlying borrower), so that the Fund may also be subject to the risk that the intermediary bank may become insolvent.

Loan assignments are investments in assignments of all or a portion of certain loans from third parties. When a Fund purchases assignments from lenders, it will acquire direct rights against the borrower on the loan. Since assignments are arranged through private negotiations between potential assignees and assignors, however, the rights and obligations acquired by the Fund may differ from, and be more limited than, those held by the assigning lender. Loan participations and assignments may be considered liquid, as determined by the Funds' advisers based on criteria approved by the Board of Trustees.

MONEY MARKET SECURITIES—Money market securities include: short-term U.S. Government securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by an NRSRO, such as S&P or Moody's, or determined by an adviser to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities. For a description of ratings, see Appendix A to this SAI.

MORTGAGE-BACKED SECURITIES—Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional fifteen- and thirty-year fixed-rate mortgages, graduated payment mortgages, adjustable rate mortgages and floating mortgages.

Mortgage-backed securities are described in more detail below:

Collateralized Mortgage Obligations ("CMOs"). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). CMOs are rated in one of the two highest categories by S&P or Moody's. Many CMOs are issued with a number of classes or series which have different expected maturities. Investors purchasing such CMOs are credited with their portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities are securities that are created when a U.S. Government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal-only" security ("PO") receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security ("IO") receives interest payments from the same underlying security. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

Government Pass-Through Securities. These are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are GNMA, Fannie Mae and the Federal Home Loan Mortgage Corporation ("Freddie Mac"). GNMA, Fannie Mae and Freddie Mac each guarantee timely distribution of interest to certificate holders. GNMA and Fannie Mae also each guarantee timely distributions of scheduled principal. In the past, Freddie Mac has only guaranteed the ultimate collection of principal of the underlying mortgage loan; however, Freddie Mac now issues mortgage-backed securities ("FHLMC Gold PCs") which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of U.S. Government securities, mortgage-backed securities may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

There is a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") that are guaranteed as to the timely payment of principal and interest by GNMA and are backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") that are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the United States. Fannie Mae is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by Fannie Mae. Mortgage-backed securities issued by Freddie Mac include Freddie Mac Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). Freddie Mac is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not backed by the full faith and credit of the United States, and therefore are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

The market value and interest yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular mortgage-backed security. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors.

Private Pass-Through Securities.  Private pass-through securities are mortgage-backed securities issued by a non-governmental entity, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities generally lack a guarantee by an entity having the credit status of a governmental agency or instrumentality. The two principal types of private mortgage-backed securities are CMOs and real estate mortgage investment conduits ("REMICs").

Commercial Mortgage-Backed Securities ("CMBS"). CMBS are generally multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. The commercial mortgage loans that underlie CMBS are generally not amortizing or not fully amortizing. That is, at their maturity date, repayment of the remaining principal balance or "balloon" is due and is repaid through the attainment of an additional loan of sale of the property.

REMICs. REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by interests in real property. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or Freddie Mac represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, Freddie Mac or GNMA-guaranteed mortgage pass-through certificates. For Freddie Mac REMIC Certificates, Freddie Mac guarantees the timely payment of interest. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. Government.

Adjustable Rate Mortgage Securities ("ARMS"). ARMS are a form of pass-through security representing interests in pools of mortgage loans whose interest rates are adjusted from time to time. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. While the value of ARMS, like other debt securities, generally varies inversely with changes in market interest rates (increasing in value during periods of declining interest rates and decreasing in value during periods of increasing interest rates), the value of ARMS should generally be more resistant to price swings than other debt securities because the interest rates of ARMS move with market interest rates. The adjustable rate feature of ARMS will not, however, eliminate fluctuations in the prices of ARMS, particularly during periods of extreme fluctuations in interest rates. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent that changes in prevailing interest rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages.

Parallel Pay Securities; PAC Bonds. Parallel pay CMOs and REMICs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date, but may be retired earlier. Planned Amortization Class CMOs ("PAC Bonds") generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

Pfandbriefe. A Pfandbriefe is a fixed-term, fixed-rate bond issued by a German mortgage bank or a public-sector bank to finance secured real estate loans or public sector loans. Although Pfandbriefe are collateralized securities, the issuer assumes all of the prepayment risk.

Estimated Average Life. Due to the possibility of prepayments of the underlying mortgage instruments, mortgage-backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. An average life estimate is a function of an assumption regarding anticipated prepayment patterns, based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. There can be no assurance that estimated average life will be a security's actual average life.

MORTGAGE DOLLAR ROLLS—Mortgage "dollar rolls" or "covered rolls," are transactions in which an Underlying SEI Fund sells securities (usually mortgage-backed securities) and simultaneously contracts to repurchase typically in 30 or 60 days, substantially similar, but not identical, securities on a specified future date. During the roll period, an Underlying SEI Fund forgoes principal and interest paid on such securities. An Underlying SEI Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. At the end of the roll commitment period, an Underlying SEI Fund may or may not take delivery of the securities it has contracted to purchase. Mortgage dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Underlying SEI Fund to buy a security. A "covered roll" is a specific type of mortgage dollar roll for which there is an offsetting cash position or cash equivalent securities position that matures on or before the forward settlement date of the mortgage dollar roll transaction. As used herein the term "mortgage dollar roll" refers to mortgage dollar rolls that are not "covered rolls." If the broker-dealer to whom an Underlying SEI Fund sells the security becomes insolvent, the Underlying SEI Fund's right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security an Underlying SEI Fund is required to repurchase may be worth less than the security that the Underlying SEI Fund originally held. To avoid senior security concerns, an Underlying SEI Fund will "cover" any mortgage dollar roll as required by the 1940 Act.

MUNICIPAL SECURITIES—Municipal securities consist of: (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities; and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities. Additional information regarding municipal securities is described below:

Municipal Bonds.  Municipal bonds are debt obligations issued to obtain funds for various public purposes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds, moral obligation bonds and participation interests in municipal bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility, such as tolls from a toll bridge, for example. Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. An Underlying SEI Fund may purchase private activity or industrial development bonds if, in the opinion of counsel for the issuers, the interest paid is exempt from Federal income tax. These bonds are issued by or on behalf of public authorities to raise money to finance various privately-owned or -operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking or sewage or solid waste disposal facilities, as well as certain other categories. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. Moral obligation bonds are normally issued by special purpose authorities. Moral obligation bonds are not backed by the full faith and credit of the state but are generally backed by the agreement of the issuing authority to request appropriations from the state legislative body.

Municipal Leases. Municipal leases are instruments, or participations in instruments, issued in connection with lease obligations or installment purchase contract obligations of municipalities ("municipal lease obligations"). Although municipal lease obligations do not constitute general obligations of the issuing municipality, a lease obligation may be backed by the municipality's covenant to budget for, appropriate funds for, and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose in the relevant years. Municipal lease obligations are a relatively new form of financing, and the market for such obligations is still developing. Municipal leases will be treated as liquid only if they satisfy criteria set forth in guidelines established by the Underlying SEI Funds' Board of Trustees, and there can be no assurance that a market will exist or continue to exist for any municipal lease obligation. Information regarding illiquid securities is provided under the section "Illiquid Securities."

Municipal Notes. Municipal notes consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, tax and revenue anticipation notes, certificates of indebtedness, demand notes and construction loan notes. The maturities of the instruments at the time of issue will generally range from three months to one year.

NON-DIVERSIFICATION—The SIT International Fixed Income, SIT Emerging Markets Debt and SIMT Real Estate Funds are non-diversified investment companies, as defined in the 1940 Act, which means that a relatively high percentage of their assets may be invested in the obligations of a limited number of issuers. The value of shares of the SIT International Fixed Income, SIT Emerging Markets Debt and SIMT Real Estate Funds may be more susceptible to any single economic, political or regulatory occurrence than the shares of a diversified investment company would be. The SIT International Fixed Income, SIT Emerging Markets Debt and SIMT Real Estate Funds intend to satisfy the diversification requirements necessary to qualify as a regulated investment company under the Code, which requires that the SIT International Fixed Income, SIT Emerging Markets Debt and SIMT Real Estate Funds be diversified (i.e., not invest more than 5% of their assets in the securities in any one issuer) as to 50% of their assets.

OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS—The Underlying SEI Funds may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by an Underlying SEI Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. Bank obligations include the following:

Bankers' Acceptances. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

Bank Notes. Bank notes are notes used to represent debt obligations issued by banks in large denominations.

Certificates of Deposit. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid. Additional information about illiquid securities is provided under the section "Illiquid Securities."

Time Deposits. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities. Additional information about illiquid securities is provided under the section "Illiquid Securities."

OPTIONS—An Underlying SEI Fund may purchase and write put and call options on indices and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

An Underlying SEI Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by an Underlying SEI Fund will be "covered" as required by the 1940 Act.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities. All options written on indices or securities must be "covered" as required by the 1940 Act.

The Underlying SEI Funds may trade put and call options on securities, securities indices and currencies, as SIMC or the Underlying SEI Funds' sub-advisers, as applicable, determine is appropriate in seeking an Underlying SEI Fund's investment objective, and except as restricted by each Underlying SEI Fund's investment limitations as set forth below. See "Investment Limitations."

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, an Underlying SEI Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If an Underlying SEI Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Underlying SEI Fund delivers the security upon exercise.

An Underlying SEI Fund may purchase put and call options on securities for any lawful purpose, including to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Underlying SEI Fund may seek to purchase in the future. An Underlying SEI Fund purchasing put and call options pays a premium for such options. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Underlying SEI Fund, loss of the premium paid may be offset by an increase in the value of the Underlying SEI Fund's securities or by a decrease in the cost of acquisition of securities by the Underlying SEI Fund.

An Underlying SEI Fund may write (i.e., sell) "covered" call options on securities for any lawful purpose, including as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When an Underlying SEI Fund writes an option, if the underlying securities do not increase or decrease, as applicable, to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Underlying SEI Fund will realize as profit the premium received for such option. When a call option of which an Underlying SEI Fund is the writer is exercised, the Underlying SEI Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which an Underlying SEI Fund is the writer is exercised, the Underlying SEI Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

An Underlying SEI Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is normally done by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risks. Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while an Underlying SEI Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

PAY-IN-KIND BONDS—Pay-in-kind bonds are securities which, at the issuer's option, pay interest in either cash or additional securities for a specified period. Pay-in-kind bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Pay-in-kind bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. Pay-in-kind bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities.

PRIVATIZATIONS—Privatizations are foreign government programs for selling all or part of the interests in government owned or controlled enterprises. The ability of a U.S. entity to participate in privatizations in certain foreign countries may be limited by local law, or the terms on which an Underlying SEI Fund may be permitted to participate may be less advantageous than those applicable for local investors. There can be no assurance that foreign governments will continue to sell their interests in companies currently owned or controlled by them or that privatization programs will be successful.

RECEIPTS—Receipts are interests in separately traded interest and principal component parts of U.S. Government obligations that are issued by banks or brokerage firms and are created by depositing U.S. Government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs"), "Liquid Yield Option Notes" ("LYONs") and "Certificates of Accrual on Treasury Securities" ("CATS"). LYONs, TIGRs and CATS are interests in private proprietary accounts while TRs and Separately Traded Registered Interest and Principal Securities ("STRIPS") (see "U.S. Treasury Obligations") are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. For tax purposes, original issue discount that accretes in a taxable year is treated as earned by an Underlying SEI Fund and therefore is subject to the distribution requirements applicable to regulated investment companies under Subchapter M of the Code. Because of these features, such securities may be subject to greater interest rate volatility than interest paying fixed income securities.

REAL ESTATE INVESTMENT TRUSTS—Real estate investment trusts ("REITs") are trusts that invest primarily in commercial real estate or real estate-related loans. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with certain requirements under the Code relating to its organization, ownership, assets and income, as well as with a requirement that it distribute to its shareholders or unitholders at least 95% of its taxable income for each taxable year. Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs. By investing in REITs indirectly through an Underlying SEI Fund, shareholders will bear not only the proportionate share of the expenses of the Underlying SEI Fund, but also, indirectly, similar expenses of underlying REITs.

An Underlying SEI Fund may be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the 1940 Act.

REPURCHASE AGREEMENTS—A repurchase agreement is an agreement in which one party sells securities to another party in return for cash, with an agreement to repurchase equivalent securities at an agreed price and on an agreed future date. An Underlying SEI Fund may enter into repurchase agreements with financial institutions. Each Underlying SEI Fund follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions deemed creditworthy by SIMC or the Underlying SEI Fund's sub-adviser, as applicable. The repurchase agreements entered into by an Underlying SEI Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement. SIMC or the Underlying SEI Fund's sub-adviser, as applicable, monitors compliance with this requirement, as well as the ongoing financial condition and creditworthiness of the counterparty. Under all repurchase agreements entered into by an Underlying SEI Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, an Underlying SEI Fund will seek to liquidate such collateral. However, the exercising of each Underlying SEI Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Underlying SEI Fund could suffer a loss. The investments of each of the Underlying SEI Funds in repurchase agreements, at times, may be substantial when, in the view of SIMC or the Underlying SEI Fund's sub-adviser, as applicable, liquidity or other considerations so warrant.

RESTRICTED SECURITIES—Restricted securities are securities that may not be sold freely to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"), or an exemption from registration. Permitted investments for the Underlying SEI Funds include restricted securities. Restricted securities, including securities eligible for re-sale under Rule 144A of the 1933 Act, that are determined to be liquid are not subject to an Underlying SEI Fund's limitation on investing in illiquid securities. The determination of whether a restricted security is illiquid is to be made by SIMC or the Underlying SEI Fund's sub-adviser, as applicable, pursuant to guidelines adopted by the Underlying SEI Funds' Board of Trustees. Under these guidelines, SIMC or the Underlying SEI Funds' sub-advisers will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such restricted securities, SIMC or the Underlying SEI Funds' sub-advisers, as applicable, intend to purchase securities that are exempt from registration under Rule 144A under the 1933 Act and Section 4(2) commercial paper issued in reliance on an exemption from registration under Section 4(2) of the 1933 Act.

REVERSE REPURCHASE AGREEMENTS AND SALE-BUYBACKS—Reverse repurchase agreements are transactions in which an Underlying SEI Fund sells portfolio securities to financial institutions such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price which is higher than the original sale price. Reverse repurchase agreements are similar to a fully collateralized borrowing by an Underlying SEI Fund. At the time the Underlying SEI Fund enters into a reverse repurchase agreement, it will earmark or place in a segregated account cash or liquid securities having a value equal to the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained.

Reverse repurchase agreements involve risks. Reverse repurchase agreements are a form of leverage and the use of reverse repurchase agreements by an Underlying SEI Fund may increase the Underlying SEI Fund's volatility. Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to an Underlying SEI Fund. Reverse repurchase agreements also involve the risk that the market value of the securities sold by an Underlying SEI Fund may decline below the price at which it is obligated to repurchase the securities. In addition, when an Underlying SEI Fund invests the proceeds it receives in a reverse repurchase transaction, there is a risk that those investments may decline in value. In this circumstance, the Underlying SEI Fund could be required to sell other investments in order to meet its obligations to repurchase the securities.

In a sale-buyback transaction, an Underlying SEI Fund sells an underlying security for settlement at a later date. A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Underlying SEI Fund's repurchase of the underlying security.

An Underlying SEI Fund's obligations under a sale-buyback typically would be offset by earmarking or placing in a segregated account cash or liquid securities having a value equal to the amount of the Underlying SEI Fund's forward commitment to repurchase the underlying security.

SECURITIES LENDING—Certain Funds and certain Underlying SEI Funds may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's or Underlying SEI Fund's Board of Trustees. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund or Underlying SEI Fund (including the loan collateral). No Fund or Underlying SEI Fund will lend portfolio securities to SIMC, its sub-advisers or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% and 105% of the market value of borrowed securities for domestic and foreign issuers, respectively. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund or Underlying SEI Fund, as applicable.

A Fund or Underlying SEI Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's or Underlying SEI Fund's securities lending agent, respectively.

By lending its securities, a Fund or Underlying SEI Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government securities or letters of credit are used as collateral. Each Fund and each Underlying SEI Fund will adhere to the following conditions whenever their portfolio securities are loaned: (i) the Fund and the Underlying SEI Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund and the Underlying SEI Fund must be able to terminate the loan on demand; (iv) the Fund and the Underlying SEI Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund and the Underlying SEI Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund and the Underlying SEI Fund, as applicable, must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund's and an Underlying SEI Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

SHORT SALES—Short sales may be used by an Underlying SEI Fund as part of its overall portfolio management strategies or to offset (hedge) a potential decline in the value of a security. An Underlying SEI Fund may engage in short sales that are either "against the box" or "uncovered." A short sale is "against the box" if, at all times during which the short position is open, the Underlying SEI Fund owns at least an equal amount of the securities, or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to the Underlying SEI Fund with respect to the securities that are sold short. Uncovered short sales are transactions under which the Underlying SEI Fund sells a security it does not own. To complete such a transaction, the Underlying SEI Fund must borrow the security to make delivery to the buyer. The Underlying SEI Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Underlying SEI Fund. Until the security is replaced, the Underlying SEI Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Underlying Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale may be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until the Underlying SEI Fund closes its short position or replaces the borrowed security, the Underlying SEI Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short, and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise "cover" the Underlying SEI Fund's short position as required by the 1940 Act.

The SIMT U.S. Managed Volatility, SIMT Large Cap Diversified Alpha, SIMT Large Cap Value and SIMT Tax-Managed Large Cap Funds may engage in short sales in an amount up to 20% of the SIMT U.S. Managed Volatility, SIMT Large Cap Diversified Alpha, SIMT Large Cap Value and SIMT Tax-Managed Large Cap Funds' value (measured at the time of investment) in an attempt to capitalize on equity securities that they believe will underperform the market or their peers. When the SIMT U.S. Managed Volatility, SIMT Large Cap Diversified Alpha, SIMT Large Cap Value and SIMT Tax-Managed Large Cap Funds sell securities short, they may use the proceeds from the sales to purchase long positions in additional equity securities that they believe will outperform the market or their peers. This strategy may effectively result in the SIMT U.S. Managed Volatility, SIMT Large Cap Diversified Alpha, SIMT Large Cap Value and SIMT Tax-Managed Large Cap Funds having leveraged investment portfolios, which results in greater potential for loss. Leverage can amplify the effects of market volatility on the SIMT U.S. Managed Volatility, SIMT Large Cap Diversified Alpha, SIMT Large Cap Value or SIMT Tax-Managed Large Cap Funds' share price and make the SIMT U.S. Managed Volatility, SIMT Large Cap Diversified Alpha, SIMT Large Cap Value and SIMT Tax-Managed Large Cap Funds' returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the SIMT U.S. Managed Volatility, SIMT Large Cap Diversified Alpha, SIMT Large Cap Value and SIMT Tax-Managed Large Cap Funds' portfolio securities. The use of leverage may also cause the SIMT U.S. Managed Volatility, SIMT Large Cap Diversified Alpha, SIMT Large Cap Value and SIMT Tax-Managed Large Cap Funds to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

STRUCTURED SECURITIES—The SIT Emerging Markets Debt Fund may invest a portion of its assets in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations of emerging market issuers. This type of restructuring involves the deposit with, or purchase by, an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans or Brady Bonds) and the issuance by that entity of one or more classes of securities ("structured securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities of the type in which the SIT Emerging Markets Debt Fund anticipates it will invest typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. The SIT Emerging Markets Debt Fund is permitted to invest in a class of structured securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there currently is no active trading market for structured securities. Certain issuers of such structured securities may be deemed to be "investment companies" as defined in the 1940 Act. As a result, the SIT Emerging Markets Debt Fund's investment in such securities may be limited by certain investment restrictions contained in the 1940 Act.

SWAPS, CAPS, FLOORS, COLLARS AND SWAPTIONS—Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities (referred to as the "underlying") and a predetermined amount

(referred to as the "notional amount"). The underlying for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, a security, group of securities or a securities index, a combination of any of these, or various other rates, assets or indices. Swap agreements generally do not involve the delivery of the underlying or principal, and a party's obligations generally are equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the swap agreement.

A great deal of flexibility is possible in the way swaps may be structured. For example, in a simple fixed-to-floating interest rate swap, one party makes payments equivalent to a fixed interest rate, and the other party makes payments calculated with reference to a specified floating interest rate, such as LIBOR or the prime rate. In a currency swap, the parties generally enter into an agreement to pay interest streams in one currency based on a specified rate in exchange for receiving interest streams denominated in another currency. Currency swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.

An Underlying SEI Fund may engage in simple or more complex swap transactions involving a wide variety of underlyings for various reasons. For example, an Underlying SEI Fund may enter into a swap to gain exposure to investments (such as an index of securities in a market) or currencies without actually purchasing those stocks or currencies; to make an investment without owning or taking physical custody of securities or currencies in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable; to hedge an existing position; to obtain a particular desired return at a lower cost to the Underlying SEI Fund than if it had invested directly in an instrument that yielded the desired return; or for various other reasons.

Certain Underlying SEI Funds may enter into credit default swaps, as a buyer or a seller. The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided no event of default has occurred. If an event of default occurs, the seller must pay the buyer the full notional value ("par value") of the underlying in exchange for the underlying. If an Underlying SEI Fund is a buyer and no event of default occurs, the Underlying SEI Fund will have made a stream of payments to the seller without having benefited from the default protection it purchased. However, if an event of default occurs, the Underlying SEI Fund, as buyer, will receive the full notional value of the underlying that may have little or no value following default. As a seller, an Underlying SEI Fund receives a fixed rate of income throughout the term of the contract, provided there is no default. If an event of default occurs, the Underlying SEI Fund would be obligated to pay the notional value of the underlying in return for the receipt of the underlying. The value of the underlying received by the Underlying SEI Fund, coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Underlying SEI Fund. Credit default swaps involve different risks than if an Underlying SEI Fund invests in the underlying directly.

Caps, floors, collars and swaptions are privately-negotiated option-based derivative products. Like a put or call option, the buyer of a cap or floor pays a premium to the writer. In exchange for that premium, the buyer receives the right to a payment equal to the differential if the specified index or rate rises above (in the case of a cap) or falls below (in the case of a floor) a pre-determined strike level. Like swaps, obligations under caps and floors are calculated based upon an agreed notional amount, and, like most swaps (other than foreign currency swaps), the entire notional amount is not exchanged. A collar is a combination product in which one party buys a cap from and sells a floor to another party. Swaptions give the holder the right to enter into a swap. An Underlying SEI Fund may use one or more of these derivative products in addition to or in lieu of a swap involving a similar rate or index.

Under current market practice, swaps, caps, collars and floors between the same two parties are generally documented under a "master agreement." In some cases, options and forwards between the parties may also be governed by the same master agreement. In the event of a default, amounts owed under all transactions entered into under, or covered by, the same master agreement would be netted, and only a single payment would be made.

Generally, an Underlying SEI Fund would calculate the obligations of the swap agreements' counterparties on a "net basis." Consequently, an Underlying SEI Fund's current obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each counterparty to the swap agreement (the "net amount"). An Underlying SEI Fund's current obligation under a swap agreement will be accrued daily (offset against any amounts owed to the Underlying SEI Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered as required by the 1940 Act. Each Underlying SEI Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under the existing agreements with that party would exceed 5% of the Underlying SEI Fund's total assets.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents using standardized swap agreements. As a result, the use of swaps has become more prevalent in comparison with the markets for other similar instruments that are also traded in over-the-counter markets.

Swaps and other derivatives involve risks. One significant risk in a swap, cap, floor, collar or swaption is the volatility of the specific interest rate, currency or other underlying that determines the amount of payments due to and from an Underlying SEI Fund. This is true whether these derivative products are used to create additional risk exposure for an Underlying SEI Fund or to hedge, or manage, existing risk exposure. If under a swap, cap, floor, collar or swaption agreement an Underlying SEI Fund is obligated to make a payment to the counterparty, the Underlying SEI Fund must be prepared to make the payment when due. An Underlying SEI Fund could suffer losses with respect to such an agreement if the Underlying SEI Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions. Further, the risks of caps, floors and collars, like put and call options, may be unlimited for the seller if the cap or floor is not hedged or covered, but is limited for the buyer.

Because under swap, cap, floor, collar and swaption agreements a counterparty may be obligated to make payments to an Underlying SEI Fund, these derivative products are subject to risks related to the counterparty's creditworthiness. If a counterparty defaults, an Underlying SEI Fund's risk of loss will consist of any payments that the Underlying SEI Fund is entitled to receive from the counterparty under the agreement (this may not be true for currency swaps that require the delivery of the entire notional amount of one designated currency in exchange for the other). Upon default by a counterparty, however, an Underlying SEI Fund may have contractual remedies under the swap agreement.

An Underlying SEI Fund will enter into swaps only with counterparties that SIMC or the sub-advisers of the Underlying SEI Fund, as applicable, believe to be creditworthy. In addition, an Underlying SEI Fund will earmark or segregate cash or liquid securities in an amount equal to any liability amount owned under a swap, cap, floor, collar or swaption agreement, or will otherwise "cover" its position as required by the 1940 Act.

U.S. GOVERNMENT SECURITIES—Examples of types of U.S. Government obligations in which an Underlying SEI Fund may invest include U.S. Treasury obligations and the obligations of U.S. Government agencies or U.S. Government sponsored entities such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Fannie Mae, GNMA, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Freddie Mac, Federal Intermediate Credit Banks, Maritime Administration and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. Government securities are not guaranteed against price movements due to fluctuating interest rates.

U.S. Treasury Obligations. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Treasury Receipts ("TRs").

U.S. Government Zero Coupon Securities.  STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

U.S. Government Agencies. Some obligations issued or guaranteed by agencies of the U.S. Government are supported by the full faith and credit of the U.S. Treasury (e.g., Treasury bills, notes and bonds, and securities guaranteed by GNMA), others are supported by the right of the issuer to borrow from the Treasury (e.g., obligations of Federal Home Loan Banks), while still others are supported only by the credit of the instrumentality (e.g., obligations of Fannie Mae). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of an Underlying SEI Fund's shares.

VARIABLE AND FLOATING RATE INSTRUMENTS—Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES—When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The interest rate realized on these securities is fixed as of the purchase date, and no interest accrues to the Underlying SEI Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates, and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although an Underlying SEI Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, the Underlying SEI Fund may dispose of a when-issued security or forward commitment prior to settlement if SIMC or the Underlying SEI Fund's sub-adviser, as applicable, deems it appropriate. When an Underlying SEI Fund purchases when-issued or delayed delivery securities, it will "cover" its position as required by the 1940 Act.

YANKEE OBLIGATIONS—Yankee obligations ("Yankees") are U.S. dollar-denominated instruments of foreign issuers who either register with the SEC or issue securities under Rule 144A of the 1933 Act. These obligations consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and bankers' acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government.

The Yankee obligations selected for an Underlying SEI Fund will adhere to the same quality standards as those utilized for the selection of domestic debt obligations.

ZERO COUPON SECURITIES—Zero coupon securities are securities that are sold at a discount to par value and securities on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. While interest payments are not made on such securities, holders of such securities are deemed to have received "phantom income" annually. Because an Underlying SEI Fund will distribute its "phantom income" to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the Underlying SEI Fund will have fewer assets with which to purchase income producing securities. Pay-in-kind securities pay interest in either cash or additional securities, at the issuer's option, for a specified period. Pay-in-kind bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Pay-in-kind bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. Pay-in-kind bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.

To avoid any leveraging concerns, an Underlying SEI Fund will "cover" its position as required by the 1940 Act. Zero coupon, pay-in-kind and deferred payment securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. STRIPS and receipts (TRs, TIGRs, LYONs and CATS) are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

Corporate zero coupon securities are: (i) notes or debentures which do not pay current interest and are issued at substantial discounts from par value; or (ii) notes or debentures that pay no current interest until a stated date one or more years into the future, after which date the issuer is obligated to pay interest until maturity, usually at a higher rate than if interest were payable from the date of issuance, and may also make interest payments in kind (e.g., with identical zero coupon securities). Such corporate zero coupon securities, in addition to the risks identified above, are subject to the risk of the issuer's failure to pay interest and repay principal in accordance with the terms of the obligation. An Underlying SEI Fund must accrete the discount or interest on high-yield bonds structured as zero coupon securities as income even though it does not receive a corresponding cash interest payment until the security's maturity or payment date. For tax purposes, original issue discount that accretes in a taxable year is treated as earned by an Underlying SEI Fund and therefore is subject to the distribution requirements applicable to the regulated investment companies under Subchapter M of the Code. An Underlying SEI Fund may have to dispose of its securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing cash to satisfy distribution requirements. An Underlying SEI Fund accrues income with respect to the securities prior to the receipt of cash payments.

INVESTMENT LIMITATIONS OF THE FUNDS

Fundamental Policies

The following investment limitations are fundamental policies for each Fund, and may not be changed without approval of a majority of Fund shareholders. The term "majority of outstanding shares" means the vote of: (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of a Fund are present or represented by proxy; or (ii) more than 50% of a Fund's outstanding shares, whichever is less.

  1.  Each Fund will concentrate its investments in investment company interests.

  2.  No Fund may borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  3.  No Fund may make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  4.  No Fund may purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  5.  No Fund may underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

Non-Fundamental Policies

The following investment limitations are non-fundamental policies for each Fund and may be changed by the Board of Trustees without shareholder approval.

  1.  No Fund may pledge, mortgage or hypothecate assets except to secure permitted borrowings or related to the deposit of assets in escrow or the posting of collateral in segregated accounts in compliance with the asset segregation requirements imposed by Section 18 of the 1940 Act, or any rule or SEC staff interpretation thereunder.

  2.  No Fund may invest in companies for the purpose of exercising control.

  3.  No Fund may purchase securities on margin or effect short sales, except that each Fund may: (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

  4.  No Fund may invest its assets in securities of any investment company, except as permitted by the Trust's SEC Order or as otherwise permitted by the 1940 Act. This non-fundamental policy does not apply to the Defensive Strategy, Defensive Strategy Allocation, Conservative Strategy, Conservative Strategy Allocation, Moderate Strategy, Moderate Strategy Allocation, Aggressive Strategy, Tax-Managed Aggressive Strategy, Core Market Strategy, Core Market Strategy Allocation, Market Growth Strategy and Market Growth Strategy Allocation Funds.

  5.  No Fund may purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

  6.  Each Fund may borrow money in an amount up to 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowings. Except where a Fund has borrowed money for temporary purposes in amount not exceeding 5% of its assets, asset coverage of 300% is required for all borrowings.

  7.  No Fund may issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

  8.  No Fund may make loans if, as a result, more than 33 1/3% of its total assets would be loaned to other parties.

  9.  No Fund may purchase or sell real estate, physical commodities, or commodities contracts, except that each Fund may purchase commodities contracts relating to financial instruments, such as financial futures or index contracts and options on such contracts.

  10.  No Fund may invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

Each of the foregoing percentage limitations (except with respect to the limitation on borrowings and investing in illiquid securities) will apply at the time of purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists, immediately after or as a result of a purchase of such security.

The following descriptions of the 1940 Act may assist shareholders in understanding the above policies and restrictions.

Borrowing. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies. Each Fund's non-fundamental investment policy on lending is set forth above.

Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

Real Estate. The 1940 Act does not directly restrict a fund's ability to invest in real estate, but does require that every fund have a fundamental investment policy governing such investments. Each Fund has adopted a fundamental policy that would permit direct investment in real estate. However, each Fund has a non-fundamental investment limitation that prohibits it from investing directly in real estate. This non-fundamental policy may be changed only by vote of each Fund's Board of Trustees.

INVESTMENT LIMITATIONS OF THE UNDERLYING SEI FUNDS

Fundamental Policies

The following investment limitations are fundamental policies of the Underlying SEI Funds and cannot be changed with respect to an Underlying SEI Fund without the consent of the holders of a majority of that Underlying SEI Fund's outstanding shares.

The percentages indicated below will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists, immediately after or as a result of a purchase of such security.

Each of the Underlying SEI Funds may not:

  1.  Purchase securities of an issuer if it would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. This investment limitation does not apply to the SIMT Real Estate, SIT Emerging Markets Debt or SIT International Fixed Income Funds.

  2.  Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. This investment limitation does not apply to the SIMT Real Estate Fund, which as a matter of fundamental policy, concentrates its investments in securities issued by companies primarily engaged in the real estate industry.

  3.  Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  4.  Make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  5.  Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  6.  Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  7.  With respect to the SIT International Fixed Income Fund, acquire more than 10% of the voting securities of any one issuer.

Non-Fundamental Policies

The following investment limitations are non-fundamental policies of each Underlying SEI Fund identified below and may be changed by the Underlying Trusts' Board of Trustees without approval of a majority of shareholders.

The percentages indicated below (except with respect to the limitation on borrowings and investing in illiquid securities) will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists, immediately after or as a result of a purchase of such security.

Each of the SIMT Core Fixed Income, SIMT U.S. Managed Volatility, SIMT High Yield Bond, SIMT Large Cap Growth, SIMT Large Cap Value, SIMT Large Cap Diversified Alpha, SIMT Small/Mid Cap Diversified Alpha, SIMT Real Estate, SIMT Small Cap Growth, SIMT Small Cap Value, SIMT Tax-Managed Large Cap, SIMT Tax-Managed Small Cap, SIT International Equity, SIT Emerging Markets Equity and SIT Emerging Markets Debt Funds may not:

  1.  Pledge, mortgage or hypothecate assets except to secure permitted borrowings or related to the deposit of assets in escrow or the posting of collateral in segregated accounts in compliance with the asset segregation requirements imposed by Section 18 of the 1940 Act, or any rule or SEC staff interpretation thereunder.

  2.  Invest in companies for the purpose of exercising control.

  3.  Purchase securities on margin or effect short sales, except that each Fund may: (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act. This investment limitation does not apply to the SIMT Large Cap Growth, SIMT Tax-Managed Large Cap, SIMT U.S. Managed Volatility and SIMT Large Cap Diversified Alpha Funds.

  4.  Invest its assets in securities of any investment company, except as permitted by the 1940 Act or any rule, regulation or order thereunder or exemption therefrom.

  5.  Purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

  6.  Purchase securities which are not readily marketable if, in the aggregate, more than 15% of its total assets would be invested in such securities. This investment limitation does not apply to the SIT International Equity, SIT Emerging Markets Equity, SIT Emerging Markets Debt, SIMT U.S. Managed Volatility, SIMT Large Cap Diversified Alpha, SIMT Small/Mid Cap Diversified Alpha or SIMT Real Estate Funds.

  7.  With respect to 75% of its assets (total assets for the SIT International Equity and SIT Emerging Markets Equity Funds): (i) purchase securities of any issuer (except securities issued or guaranteed by the

U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer. This investment limitation does not apply to the SIT Emerging Markets Debt or SIMT Real Estate Funds.

  8.  Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. This investment limitation does not apply to the SIMT Real Estate Fund.

  9.  Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies that either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowings. For all but the SIMT Large Cap Diversified Alpha, SIMT U.S. Managed Volatility and SIMT Real Estate Funds, to the extent that its borrowings exceed 5% of its assets: (i) all borrowing will be repaid before a Fund makes additional investments and any interest paid on such borrowings will reduce income; and (ii) asset coverage of at least 300% is required. For the SIMT Large Cap Diversified Alpha, SIMT U.S. Managed Volatility and SIMT Real Estate Funds, asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in an amount not exceeding 5% of its total assets.

  10.  Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that each Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

  11.  Purchase or sell real estate, physical commodities, or commodities contracts, except that each Fund may purchase: (i) marketable securities issued by companies which own or invest in real estate (including REITs), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

  12.  Issue senior securities (as defined in the 1940 Act), except as permitted by rule, regulation or order of the SEC.

  13.  Invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases. This limitation does not apply to the SIMT Tax-Managed Small Cap, SIMT U.S. Managed Volatility, SIMT Real Estate, SIMT Large Cap Diversified Alpha and SIMT Small/Mid Cap Diversified Alpha Funds.

  14.  With respect to the SIMT Large Cap Diversified Alpha Fund and SIMT Real Estate Fund, under normal circumstances, invest less than 80% of their net assets in equity securities of large companies, equity securities of real estate companies (e.g., common stocks, rights, warrants, convertible securities and preferred stocks of REITs and REOCs), and equity securities of small and medium sized companies, respectively. The Funds will notify their shareholders at least 60 days prior to any change to this policy.

  15.  With respect to the SIMT Large Cap Value, SIMT Large Cap Growth, SIMT Tax-Managed Large Cap and SIMT Large Cap Diversified Alpha Funds, under normal circumstances, invest less than 80% of their net assets in equity securities of large companies. The Funds will notify their shareholders at least 60 days prior to any change to this policy.

  16.  With respect to the SIMT Small Cap Value, SIMT Small Cap Growth and SIMT Tax-Managed Small Cap Funds, under normal circumstances, invest less than 80% of their net assets in equity securities of small companies. The Funds will notify their shareholders at least 60 days prior to any change to this policy.

  17.  With respect to the SIMT Core Fixed Income and SIMT High Yield Bond Funds, under normal circumstances, invest less than 80% of their net assets in fixed income securities and fixed income securities that are rated below investment grade, respectively. The Funds will notify their shareholders at least 60 days prior to any change to this policy.

  18.  With respect to the SIT International Equity, SIT Emerging Markets Equity and SIT Emerging Markets

Debt Funds, invest less than 80% of their net assets, under normal circumstances, in equity securities, equity securities of emerging market issuers and fixed income securities of emerging market issuers, respectively. This non-fundamental policy may be changed by the Board of Trustees with at least 60 days' notice to the SIT International Equity, SIT Emerging Markets Equity and SIT Emerging Markets Debt Funds' shareholders, respectively.

The SIT International Fixed Income Fund may not:

  1.  Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

  2.  Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of the total assets of the Fund. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate substantial redemption requests if they should occur and is not for investment purposes. All borrowings will be repaid before the Fund makes additional investments and any interest paid on such borrowings will reduce the income of the Fund.

  3.  Pledge, mortgage or hypothecate assets except to secure temporary borrowings as described in its prospectus in aggregate amounts not to exceed 10% of the net assets of such Fund taken at current value at the time of the incurrence of such loan.

  4.  Make loans, except that the Fund may: (i) enter into repurchase agreements, provided that repurchase agreements and time deposits maturing in more than seven days, and other illiquid securities, including securities which are not readily marketable or are restricted, are not to exceed, in the aggregate, 10% of the Fund's total assets; (ii) engage in securities lending as described in its prospectus and statement of additional information; and (iii) purchase or hold debt securities in accordance with its investment objectives and policies.

  5.  Invest in companies for the purpose of exercising control.

  6.  Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts. However, subject to its permitted investments, the Fund may purchase obligations issued by companies which invest in real estate, commodities or commodities contracts.

  7.  Make short sales of securities, maintain a short position or purchase securities on margin, except as described in its prospectus and except that SIT may obtain short-term credits as necessary for the clearance of security transactions.

  8.  Purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder and may only purchase securities of money market funds. Under these rules and regulations, the Fund is prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Fund owns more than 3% of the total voting stock of the company; securities issued by any one investment company represent more than 5% of the total Fund assets; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund. A Fund's purchase of such investment company securities results in the bearing of expenses such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees.

  9.  Issue senior securities (as defined in the 1940 Act), except in connection with permitted borrowing as described in its prospectus and statement of additional information or as permitted by rule, regulation or order of the SEC.

  10.  Invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.

  11.  Invest more than 10% of its net assets in illiquid securities.

  12.  Invest less than 80% of its net assets, under normal circumstances, in fixed income securities. This non-fundamental policy may be changed by the Board of Trustees with at least 60 days' notice to the SIT International Fixed Income Fund's shareholders.

The SLAT Prime Obligation Fund may not:

  1.  Purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or securities of other investment companies), if as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer or if the Fund would acquire more than 10% of the voting securities of such issuer; provided, however, that the Fund may invest up to 25% of its total assets without regard to this restriction as permitted by Rule 2a-7 under the 1940 Act.

  2.  Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in: (i) domestic banks and U.S. branches of foreign banks, which the Fund has determined to be subject to the same regulation as U.S. banks; or (ii) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

  3.  Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of the total assets of the Fund. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate substantial redemption requests if they should occur and is not for investment purposes. All borrowings will be repaid before the Fund makes additional investments and any interest paid on such borrowings will reduce the income of the Fund.

  4.  Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objective, enter into repurchase agreements and loan its portfolio securities.

  5.  Pledge, mortgage or hypothecate assets except to secure permitted borrowings or related to the deposit of assets in escrow or the posting of collateral in segregated accounts in compliance with the asset segregation requirements imposed by Section 18 of the 1940 Act, or any rule or SEC staff interpretation thereunder.

  6.  Invest in companies for the purpose of exercising control.

  7.  Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts including futures contracts. However, to the extent consistent with its investment objective, the Fund may: (i) invest in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaged in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interest therein; (ii) hold or sell real estate received in connection with securities it holds or held; or (iii) trade in futures contracts and options on futures contracts (including options on currencies) to the extent consistent with the Fund's investment objective and policies.

  8.  Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions.

  9.  Purchase securities of other investment companies, except as permitted by the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time.

  10.  Purchase warrants, puts, calls, straddles, spreads or combinations thereof.

  11.  Invest in interests in oil, gas or other mineral exploration or development programs.

  12.  Invest more than 10% of its net assets in illiquid securities.

In addition, the SLAT Prime Obligation Fund must maintain an average dollar-weighted Fund maturity of 90 days or less.

The SDIT Ultra Short Bond Fund may not:

  1.  With respect to 75% of its assets: (i) purchase the securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% of the voting securities of any one issuer.

  2.  Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in: (a) domestic banks; and (b) obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities.

  3.  Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of the total assets of the Fund. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate substantial redemption requests if they should occur and is not for investment purposes. All borrowings will be repaid before the Fund makes additional investments and any interest paid on such borrowings will reduce the income of that Fund.

  4.  Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described in its prospectus and statement of additional information or as permitted by rule, regulation or order of the SEC.

  5.  Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objectives and policies and may enter into repurchase agreements, provided that repurchase agreements maturing in more than seven days, restricted securities and other illiquid securities are not to exceed, in the aggregate, 10% of the Fund's net assets.

  6.  Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by the Fund's borrowing limitation described above in aggregate amounts not to exceed 10% of the net assets of the Fund taken at current value at the time of the incurrence of such loan.

  7.  Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions.

  8.  Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts including futures contracts. However, subject to its permitted investments, the Fund may purchase obligations issued by companies which invest in real estate, commodities or commodities contracts.

  9.  Invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.

  10.  Purchase securities of other investment companies; provided that the Fund may purchase such securities as permitted by the 1940 Act and the rules and regulations thereunder but, in any event, the Fund may not purchase securities of other open-end investment companies.

  11.  Purchase warrants, puts, calls, straddles, spreads or combinations thereof.

  12.  Invest more than 10% of its net assets in illiquid securities.

  13.  Invest in companies for the purpose of exercising control.

The STET Tax Free Fund may not:

  1.  Purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of the total assets of the Fund (based on current market value at the time of investment) would be invested in the securities of such issuer; provided, however, that the Fund may invest up to 25% of its total assets without regard to this restriction of, and as permitted by, Rule 2a-7 under the 1940 Act.

  2.  Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

  3.  Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of total assets. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate heavy redemption requests if they should occur and is not for investment purposes. All borrowings of the Fund, in excess of 5% of its total assets, will be repaid before making additional investments and any interest paid on such borrowings will reduce income.

  4.  Purchase securities of other investment companies, as permitted by the 1940 Act and the rules and regulations thereunder.

  5.  Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objective and policies and may enter into repurchase agreements, provided that repurchase agreements maturing in more than seven days, restricted securities and other illiquid securities are not to exceed, in the aggregate, 10% of the Fund's net assets.

  6.  Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by the Fund's borrowing limitation described above in aggregate amounts not to exceed 10% of the net assets of the Fund taken at current value at the time of the incurrence of such loan.

  7.  Invest in companies for the purpose of exercising control.

  8.  Acquire more than 10% of the voting securities of any one issuer.

  9.  Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts including futures contracts. However, subject to its permitted investments, the Fund may invest in municipal securities or other obligations secured by real estate or other interests therein.

  10.  Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions.

  11.  Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described in its statement of additional information or as permitted by rule, regulation or order of the SEC.

  12.  Purchase warrants, puts, calls, straddles, spreads or combinations thereof, except as permitted by its statement of additional information.

  13.  Invest in interests in oil, gas or other mineral exploration or development programs.

  14.  Invest more than 25% of total assets in issuers within the same state or similar type projects (except in specified categories).

Under rules and regulations established by the SEC, an Underlying SEI Fund is prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Underlying SEI Fund owns more than 3% of the total voting stock of the company; securities issued by any one investment company represent more than 5% of the Underlying SEI Fund's total assets; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Underlying SEI Fund. An Underlying SEI Fund's purchase of such investment company securities results in the bearing of expenses such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees.

The following descriptions of the 1940 Act may assist shareholders in understanding the above policies and restrictions.

Diversification. Under the 1940 Act, a diversified investment management company, as to 75% of its total assets, may not purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agents or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be held by the fund.

Concentration. The SEC has presently defined concentration as investing 25% or more of an investment company's net assets in an industry or group of industries, with certain exceptions.

The following industry concentration limitations apply to each SIT Fund: (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (iii) supranational agencies will be deemed to be issuers conducting their principal business activities in the same industry; and (iv) governmental issuers within a particular country will be deemed to be conducting their principal business in the same industry. These limitations also apply to the SIMT Large Cap Diversified Alpha Fund, SIMT Small/Mid Cap Diversified Alpha Fund, SIMT U.S. Managed Volatility Fund and STET Short Duration Municipal Fund.

Borrowing. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies. Each Underlying SEI Fund's non-fundamental investment policy on lending is set forth above.

Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

Real Estate. The 1940 Act does not directly restrict a fund's ability to invest in real estate, but does require that every fund have a fundamental investment policy governing such investments. Each Underlying SEI Fund has adopted a fundamental policy that would permit direct investment in real estate. However, each Underlying SEI Fund has a non-fundamental investment limitation that prohibits it from investing directly in real estate. This non-fundamental policy may be changed only by vote of each Underlying SEI Fund's Board of Trustees.

THE ADMINISTRATOR AND TRANSFER AGENT TO THE FUNDS

SEI Investments Global Funds Services (the "Administrator"), a Delaware statutory trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. The Administrator also serves as the transfer agent for the Funds. SIMC, a wholly-owned subsidiary of SEI Investments Company ("SEI"), is the owner of all beneficial interest in the Administrator and the transfer agent. SEI and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

Administration Agreement with the Trust. The Trust and the Administrator have entered into an administration and transfer agency agreement (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative and transfer agency services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

The Administration Agreement shall remain effective for the initial term of the Agreement and each renewal term thereof unless earlier terminated: (a) by a vote of the Trustees of the Trust on not less than 60 days' written notice to the Administrator; or (b) by the Administrator on not less than 90 days' written notice to the Trust.

If operating expenses of any Fund exceed applicable limitations, the Administrator will pay such excess. The Administrator will not be required to bear expenses of any Fund to an extent which would result in the Fund's inability to qualify as a regulated investment company under provisions of the Code. The term "expenses" is defined in such laws or regulations, and generally excludes brokerage commissions, distribution expenses, taxes, interest and extraordinary expenses.

For the fiscal years ended March 31, 2005, 2006 and 2007, the following table shows: (i) the dollar amount of fees paid to the Administrator by each Fund; and (ii) the dollar amount of the Administrator's voluntary fee waivers:

	Fees Paid									Fee Waivers
	2005			2006			2007			2005			2006			2007
Diversified Conservative Income Fund	$	X	X	$	X	X	$	X	X	$	X	X	$	X	X	$	X	X
Diversified Conservative Fund	$	X	X	$	X	X	$	X	X	$	X	X	$	X	X	$	X	X
Diversified Global Moderate Growth Fund	$	X	X	$	X	X	$	X	X	$	X	X	$	X	X	$	X	X
Diversified Moderate Growth Fund	$	X	X	$	X	X	$	X	X	$	X	X	$	X	X	$	X	X
Diversified Global Growth Fund	$	X	X	$	X	X	$	X	X	$	X	X	$	X	X	$	X	X
Diversified Global Stock Fund	$	X	X	$	X	X	$	X	X	$	X	X	$	X	X	$	X	X
Diversified U.S. Stock Fund	$	X	X	$	X	X	$	X	X	$	X	X	$	X	X	$	X	X
Defensive Strategy Fund	$	X	X	$	X	X	$	X	X	$	X	X	$	X	X	$	X	X
Defensive Strategy Allocation Fund	$	X	X	$	X	X	$	X	X	$	X	X	$	X	X	$	X	X
Conservative Strategy Fund	$	X	X	$	X	X	$	X	X	$	X	X	$	X	X	$	X	X
Conservative Strategy Allocation Fund	$	X	X	$	X	X	$	X	X	$	X	X	$	X	X	$	X	X
Moderate Strategy Fund	$	X	X	$	X	X	$	X	X	$	X	X	$	X	X	$	X	X
Moderate Strategy Allocation Fund	$	X	X	$	X	X	$	X	X	$	X	X	$	X	X	$	X	X
Aggressive Strategy Fund	$	X	X	$	X	X	$	X	X	$	X	X	$	X	X	$	X	X
Tax-Managed Aggressive Strategy Fund	$	X	X	$	X	X	$	X	X	$	X	X	$	X	X	$	X	X
Core Market Strategy Fund	$	X	X	$	X	X	$	X	X	$	X	X	$	X	X	$	X	X
Core Market Strategy Allocation Fund	$	X	X	$	X	X	$	X	X	$	X	X	$	X	X	$	X	X
Market Growth Strategy Fund	$	X	X	$	X	X	$	X	X	$	X	X	$	X	X	$	X	X
Market Growth Strategy Allocation Fund	$	X	X	$	X	X	$	X	X	$	X	X	$	X	X	$	X	X

*  Commenced operations on November 14, 2003.

THE INVESTMENT ADVISER TO THE FUNDS

SIMC is a wholly-owned subsidiary of SEI (NASDAQ: SEIC), a leading global provider of outsourced asset management, investment processing and investment operations solutions. The principal business address of SIMC and SEI is One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI was founded in 1968, and is a leading provider of investment solutions to banks, institutional investors, investment advisers and insurance companies. Affiliates of SIMC have provided consulting advice to institutional investors for more than 20 years, including advice regarding selection and evaluation of sub-advisers. SIMC currently serves as manager to 8 investment companies, including XX funds, with approximately $XX.X billion in assets under management as of June 30, 2007.

The Trust and SIMC have entered into an investment advisory agreement (the "Advisory Agreement"). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to each series of the Trust and may manage the cash portion of the Funds' assets. SIMC will discharge its responsibilities subject to the supervision of, and policies set by, the Trustees of the Trust. The Trust's Advisory Agreement provides that SIMC shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Funds will operate in a manner that is distinctly different from most other investment companies. Most investment companies operate under a structure in which a single related group of companies provides investment advisory, administrative and distribution services, and in which the investment companies purchase equity and debt securities. The Funds, however, invest in shares of certain related investment companies that are advised and/or administered by SIMC (i.e., the Underlying SEI Funds). In turn, these Underlying SEI Funds invest in equity, debt and other securities. SIMC is responsible for investing the assets of each Fund in certain of the Underlying SEI Funds within percentage ranges established by SIMC, and for investing uninvested cash balances in short-term investments, including repurchase agreements.

The continuance of the Advisory Agreement must be specifically approved at least annually: (i) by the vote of a majority of the outstanding shares of a Fund or by the Trustees; and (ii) by the vote of a majority of the Trustees who are not parties to such Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to a Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to SIMC, or by SIMC on 90 days' written notice to the Trust.

For its investment advisory services to the Trust, SIMC is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.10% of each Fund's average daily net assets. SIMC may in the future voluntarily waive this fee or a portion of this fee. This waiver may be terminated by SIMC at any time in its sole discretion.

For the fiscal years ended March 31, 2005, 2006 and 2007, the following table shows: (i) the dollar amount of fees paid to SIMC by each Fund; and (ii) the dollar amount of SIMC's voluntary fee waivers:

	Fees Paid									Fee Waivers
	2005			2006			2007			2005			2006			2007
Diversified Conservative Income Fund	$	X	X	$	X	X	$	X	X	$	X	X	$	X	X	$	X	X
Diversified Conservative Fund	$	X	X	$	X	X	$	X	X	$	X	X	$	X	X	$	X	X
Diversified Global Moderate Growth Fund	$	X	X	$	X	X	$	X	X	$	X	X	$	X	X	$	X	X
Diversified Moderate Growth Fund	$	X	X	$	X	X	$	X	X	$	X	X	$	X	X	$	X	X
Diversified Global Growth Fund	$	X	X	$	X	X	$	X	X	$	X	X	$	X	X	$	X	X
Diversified Global Stock Fund	$	X	X	$	X	X	$	X	X	$	X	X	$	X	X	$	X	X
Diversified U.S. Stock Fund	$	X	X	$	X	X	$	X	X	$	X	X	$	X	X	$	X	X
Defensive Strategy Fund	$	X	X	$	X	X	$	X	X	$	X	X	$	X	X	$	X	X
Defensive Strategy Allocation Fund	$	X	X	$	X	X	$	X	X	$	X	X	$	X	X	$	X	X
Conservative Strategy Fund	$	X	X	$	X	X	$	X	X	$	X	X	$	X	X	$	X	X
Conservative Strategy Allocation Fund	$	X	X	$	X	X	$	X	X	$	X	X	$	X	X	$	X	X
Moderate Strategy Fund	$	X	X	$	X	X	$	X	X	$	X	X	$	X	X	$	X	X
Moderate Strategy Allocation Fund	$	X	X	$	X	X	$	X	X	$	X	X	$	X	X	$	X	X
Aggressive Strategy Fund	$	X	X	$	X	X	$	X	X	$	X	X	$	X	X	$	X	X
Tax-Managed Aggressive Strategy Fund	$	X	X	$	X	X	$	X	X	$	X	X	$	X	X	$	X	X
Core Market Strategy Fund	$	X	X	$	X	X	$	X	X	$	X	X	$	X	X	$	X	X
Core Market Strategy Allocation Fund	$	X	X	$	X	X	$	X	X	$	X	X	$	X	X	$	X	X
Market Growth Strategy Fund	$	X	X	$	X	X	$	X	X	$	X	X	$	X	X	$	X	X
Market Growth Strategy Allocation Fund	$	X	X	$	X	X	$	X	X	$	X	X	$	X	X	$	X	X

*  Commenced operations on November 14, 2003.

SIMC receives advisory fees from the Underlying SEI Funds.

Portfolio Management.

Compensation. SIMC compensates each portfolio manager for his management of the Funds. Each portfolio manager's compensation consists of a fixed annual salary, plus a discretionary annual bonus determined generally as follows.

Thirty percent of each portfolio manager's compensation is tied to the corporate performance of SEI, as measured by the earnings per share earned for a particular year. This is set at the discretion of SEI and not SIMC. Seventy percent of each portfolio manager's compensation is based upon various performance factors, including the portfolio manager's performance versus a proxy, global balanced portfolio, over the past one, two and three years (50% weighted to one year; 25% to each of the others). The performance factor is based upon a target outperformance of the global balanced portfolio. Another key factor is the portfolio manager's team objectives, which relate to key measurements of execution efficiency (i.e., equitization efficiency, hedging efficiency, trading efficiency, etc.). A final factor is a discretionary component, which is based upon a qualitative review of the portfolio managers and their team.

Ownership of Fund Shares. As of the end of the Funds' most recently completed fiscal year, no portfolio manager beneficially owned any Fund shares.

Other Accounts. As of March 31, 2007, John J. McCue is responsible for the day-to-day management of certain other accounts, as listed below:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
John J. McCue	X	$XX	X	$XX	X	$XX

As of March 31, 2007, Daniel Nevins is not currently responsible for the day-to-day management of any other accounts.

Conflicts of Interests. Mr. McCue's management of "other accounts" may give rise to potential conflicts of interest in connection with his management of the Funds' investments, on the one hand, and the investments of the other accounts, on the other. The other accounts include SEI Balanced Fund, SEI Global Growth Fund, SEI Growth Fund, Sackville Balanced Portfolio Trust and Sackville Growth Portfolio Trust (collectively, the "Other Accounts"). The Other Accounts might have similar investment objectives as the Funds or hold, purchase or sell securities that are eligible to be held, purchased or sold by the Funds. While the portfolio manager's management of the Other Accounts may give rise to the following potential conflicts of interest, SIMC does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, SIMC believes that it has designed policies and procedures that are designed to manage those conflicts in an appropriate way.

Knowledge of the Timing and Size of Fund Trades. A potential conflict of interest may arise as a result of Mr. McCue's day-to-day management of the Funds. Because of his position with the Funds, the portfolio manager knows the size, timing, and possible market impact of Fund trades. It is theoretically possible that the portfolio manager could use this information to the advantage of the Other Accounts he manages and to the possible detriment of the Funds. However, SIMC has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Investment Opportunities. A potential conflict of interest may arise as a result of Mr. McCue's management of the Funds and other accounts which, in theory, may allow him to allocate investment opportunities in a way that favors the Other Accounts over the Funds. This conflict of interest may be exacerbated to the extent that SIMC or the portfolio manager receive, or expect to receive, greater compensation from their management of the other accounts than the Funds. Notwithstanding this theoretical conflict of interest, it is SIMC's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, SIMC has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while the portfolio manager may buy for an Other Account securities that differ in identity or quantity from securities bought for the Funds, such an approach might not be suitable for the Funds given their investment objectives and related restrictions.

THE ADVISER AND SUB-ADVISERS TO THE UNDERLYING SEI FUNDS

Each advisory and certain of the sub-advisory agreements provide that SIMC (or an Underlying SEI Fund's sub-advisers) shall not be protected against any liability to the Underlying Trusts or their shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder. In addition, certain of the sub-advisory agreements provide that the sub-advisers shall not be protected against any liability to the Underlying Trusts or their shareholders by reason of willful misfeasance, bad faith or negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

Pursuant to the advisory and sub-advisory agreements, most of the Underlying SEI Funds rely upon SIMC for access, on a pooled investment basis, to the core elements of SIMC's investment adviser selection, monitoring and asset allocation services. Under the "Manager of Managers" approach employed by the Underlying SEI Funds, SIMC will recommend and, if the Trustees of those Underlying Trusts approve the recommendation, monitor for the Underlying SEI Funds one or more managers using a range of investment styles.

The continuance of each advisory and sub-advisory agreement must be specifically approved at least annually: (i) by the vote of a majority of the outstanding shares of that Underlying SEI Fund or by the Trustees; and (ii) by the vote of a majority of the Trustees who are not parties to such agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each advisory or sub-advisory agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Underlying Trust or, with respect to an Underlying SEI Fund, by a majority of the outstanding shares of that Underlying SEI Fund, on not less than 30 days' nor more than 60 days' written notice to SIMC (or an Underlying SEI Fund's sub-adviser), or by SIMC (or an Underlying SEI Fund's sub-adviser) on 90 days' written notice to the Underlying Trust.

SIMC has obtained an exemptive order from the SEC that permits SIMC, with the approval of the Underlying Trusts' Board of Trustees, to retain sub-advisers for an Underlying SEI Fund without submitting the sub-advisory agreement to a vote of an Underlying SEI Fund's shareholders. In addition, the exemptive relief permits the non-disclosure of amounts payable by SIMC under such sub-advisory agreements.

MANAGERS OF THE UNDERLYING SEI FUNDS

As of the date of this Statement of Additional Information, the following managers serve as sub-advisers to the Underlying SEI Funds:

SIMT U.S. Managed Volatility Fund

Analytic Investors, Inc. ("Analytic'') serves as a sub-adviser for a portion of the assets of the SIMT U.S. Managed Volatility Fund. Analytic, a wholly-owned subsidiary of Old Mutual Assets Managers (US) LLC, was founded in 1970. The principal business address of Analytic is 500 South Grand Avenue, 23rd Floor, Los Angeles, California 90071.

Aronson+Johnson+Ortiz, LP ("AJO") serves as a sub-adviser for a portion of the assets of the SIMT U.S. Managed Volatility Fund. AJO is wholly-owned by its seven limited partners. Theodore R. Aronson, Managing Principal, is the majority equity owner of AJO. The principal business address of AJO is 230 South Broad Street, Twentieth Floor, Philadelphia, Pennsylvania 19102.

SIMT Global Managed Volatility Fund

Acadian Asset Management Inc. ("Acadian") serves as a sub-adviser for a portion of the assets of the SIMT Global Managed Volatility Fund. Acadian was founded in 1977 and is a wholly-owned subsidiary of Old Mutual Asset Managers (US) LLC, which is a wholly-owned subsidiary of Old Mutual (US) Holdings Inc., which is a wholly-owned subsidiary of OM Group (UK)(Limited), which, in turn, is a wholly-owned subsidiary of Old Mutual plc. Old Mutual plc, Acadian's ultimate parent company, is a publicly traded company listed on the U.K. and South African stock exchanges. The principal business address of Acadian is One Post Office Square, Boston, Massachusetts 02109.

Analytic Investors, Inc. ("Analytic") serves as a sub-adviser for a portion of the assets of the SIMT Global Managed Volatility Fund. Analytic, a wholly-owned subsidiary of Old Mutual Assets Managers (US) LLC, was founded in 1970. The principal business address of Analtyic is 500 South Grand Avenue, 23rd Floor, Los Angeles, California 90071.

SIMT Enhanced Income Fund

Highland Capital Management, L.P. ("Highland Capital") serves as a sub-adviser to a portion of the assets of the SIMT Enhanced Income Fund. Highland Capital was founded in 1993 by James Dondero and Mark Okada, who are principal owners of the firm. The principal business address of Highland Capital is 13455 Noel Road, Suite 800, Dallas, Texas 75240.

Record Currency Management Limited ("RCM") serves as a sub-adviser to a portion of the assets of the SIMT Enhanced Income Fund. RCM is a private limited company (United Kingdom) founded in 1983 and is a 100% directly owned subsidiary of N.P. Record Limited. N.P. Record Limited is 47.6% owned by Neil P. Record. The principal business address of RCM is 1st Floor, Morgan House, Madeira Walk, Windsor, Berkshire, SL4 1EP, United Kingdom.

Wellington Management Company, LLP ("Wellington Management") serves as a sub-adviser for a portion of the assets of the SIMT Enhanced Income Fund. Wellington Management and its predecessor organizations have provided investment advisory services to investment companies since 1928 and to investment counseling clients since 1960. Wellington Management is a Massachusetts limited liability partnership. The principal business address of Wellington Management is 75 State Street, Boston, Massachusetts 02019.

SIMT Large Cap Growth Fund

Delaware Management Company ("Delaware"), a series of Delaware Management Business Trust, serves as a sub-adviser for a portion of the assets of the SIMT Large Cap Growth Fund. Delaware Investments, which is the marketing name for Delaware, is a wholly-owned subsidiary of Lincoln Financial Group, the marketing name for Lincoln National Corporation. The principal business address of Delaware is One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103-7098.

Enhanced Investment Technologies, LLC ("INTECH") serves as a sub-adviser for a portion of the assets of the SIMT Large Cap Growth Fund. Janus Capital Group Inc. indirectly owns 77.5% of INTECH and 22.5% of INTECH is owned by its employees. INTECH was founded in 1987. The principal business address of INTECH is 2401 P.G.A. Boulevard, Suite 100, Palm Beach Gardens, Florida 33410.

Goldman Sachs Asset Management, L.P. ("GSAM") serves as a sub-adviser for a portion of the assets of the SIMT Large Cap Growth Fund. GSAM is wholly-owned by The Goldman Sachs Group, Inc. The principal business address of GSAM is 32 Old Slip, New York, New York 10005.

Montag & Caldwell, Inc. ("Montag & Caldwell") serves as a sub-adviser for a portion of the assets of the SIMT Large Cap Growth Fund. Montag & Caldwell was founded in 1945 and is incorporated in Georgia. ABN AMRO Asset Management Holdings, Inc. is the parent company of Montag & Caldwell. The principal business address of Montag & Caldwell is 3455 Peachtree Road NE, Suite 1200, Atlanta, Georgia 30326-3248.

Quantitative Management Associates LLC ("QMA") serves as a sub-adviser for a portion of the assets of the SIMT Large Cap Growth Fund. QMA is a direct wholly-owned subsidiary of Prudential Investment Management, Inc., a wholly-owned subsidiary of Prudential Asset Management Holding Company, Inc., which in turn is wholly-owned by Prudential Financial, Inc. QMA is a New Jersey limited liability company formed in 2003. The principal business address of QMA is Gateway Center 2, McCarter Highway & Market Street, Newark, New Jersey 07102.

SIMT Large Cap Value Fund

Sanford C. Bernstein & Co., LLC, a wholly-owned subsidiary and an investment unit of AllianceBernstein L.P. ("AllianceBernstein"), serves as a sub-adviser for a portion of the assets of the SIMT Large Cap Value Fund. AllianceBernstein is a Delaware limited partnership of which Alliance Capital Management Corporation, an indirect wholly-owned subsidiary of AXA Financial, Inc., is a general partner. AXA Financial, Inc. is a wholly-owned subsidiary of AXA. The principal business address of AllianceBernstein is 1345 Avenue of the Americas, New York, New York 10105.

Aronson+Johnson+Ortiz, LP ("AJO") serves as a sub-adviser for a portion of the assets of the SIMT Large Cap Value Fund. AJO is wholly-owned by its seven limited partners. Theodore R. Aronson, Managing Principal, is the majority equity owner of AJO. The prinicipal business address of AJO is 230 South Broad Street, Twentieth Floor, Philadelphia, Pennsylvania 19102.

Enhanced Investment Technologies, LLC ("INTECH") serves as a sub-adviser for a portion of the assets of the SIMT Large Cap Value Fund. Janus Capital Group Inc. indirectly owns 77.5% of INTECH and 22.5% of INTECH is owned by its employees. INTECH was founded in 1987. The principal business address of INTECH is 2401 P.G.A. Boulevard, Suite 100, Palm Beach Gardens, Florida 33410.

LSV Asset Management ("LSV") serves as a sub-adviser for a portion of the assets of the SIMT Large Cap Value Fund. The general partners of LSV developed a quantitative value investment philosophy that has been used to manage assets over the past 8 years. LSV is organized as a Delaware general partnership. An affiliate of SIMC owns an interest in LSV. The principal business address of LSV is 1 N. Wacker Drive, Chicago, Illinois 60606.

SIMT Tax-Managed Large Cap Fund

Sanford C. Bernstein & Co., LLC, a wholly-owned subsidiary and an investment unit of AllianceBernstein L.P. ("AllianceBernstein"), serves as a sub-adviser for a portion of the assets of the SIMT Tax-Managed Large Cap Fund. AllianceBernstein is a Delaware limited partnership of which Alliance Capital Management Corporation, an indirect wholly-owned subsidiary of AXA Financial, Inc., is a general partner. AXA Financial, Inc. is a wholly-owned subsidiary of AXA. The principal business address of AllianceBernstein is 1345 Avenue of the Americas, New York, New York 10105.

Aronson+Johnson+Ortiz, LP ("AJO") serves as a sub-adviser for a portion of the assets of the SIMT Tax-Managed Large Cap Fund. AJO is wholly-owned by its seven limited partners. Theodore R. Aronson, Managing Principal, is the majority equity owner of AJO. The principal business address of AJO is 230 South Broad Street, Twentieth Floor, Philadelphia, Pennsylvania 19102.

Delaware Management Company ("Delaware"), a series of Delaware Management Business Trust, serves as a sub-adviser for a portion of the assets of the SIMT Tax-Managed Large Cap Fund. Delaware Investments, which is the marketing name for Delaware, is a wholly-owned subsidiary of Lincoln Financial Group, the marketing name for Lincoln National Corporation. The principal business address of Delaware is One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103-7098.

Goldman Sachs Asset Management, L.P. ("GSAM") serves as a sub-adviser for a portion of the assets of the SIMT Tax-Managed Large Cap Fund. GSAM is wholly-owned by The Goldman Sachs Group, Inc. The principal business address of GSAM is 32 Old Slip, New York, New York 10005.

LSV Asset Management ("LSV") serves as a sub-adviser for a portion of the assets of the SIMT Tax-Managed Large Cap Fund. The general partners of LSV developed a quantitative value investment philosophy that has been used to manage assets over the past 8 years. LSV is organized as a Delaware general partnership. An affiliate of SIMC owns an interest in LSV. The principal business address of LSV is 1 N. Wacker Drive, Chicago, Illinois 60606.

Montag & Caldwell, Inc. ("Montag & Caldwell") serves as a sub-adviser for a portion of the assets of the SIMT Tax-Managed Large Cap Fund. Montag & Caldwell was founded in 1945 and is incorporated in Georgia. ABN AMRO Asset Management Holdings, Inc. is the parent company of Montag & Caldwell. The principal business address of Montag & Caldwell is 3455 Peachtree Road NE, Suite 1200, Atlanta, Georgia 30326-3248.

Parametric Portfolio Associates ("Parametric") serves as a sub-adviser for a portion of the assets of the SIMT Tax-Managed Large Cap Fund. Parametric is 80% owned by Eaton Vance Corp., a Boston-based investment management firm, and 20% by Parametric's executives and employees. The principal business address of Parametric is 1151 Fairview Avenue North, Seattle, Washington 98109-4418.

SIMT Large Cap Diversified Alpha Fund

Analytic Investors, Inc. ("Analytic") serves as a sub-adviser for a portion of the assets of the SIMT Large Cap Diversified Alpha Fund. Analytic, a wholly-owned subsidiary of Old Mutual Assets Managers (US) LLC, was founded in 1970. The principal business address of Analytic is 500 South Grand Avenue, 23rd Floor, Los Angeles, California 90071.

Aronson+Johnson+Ortiz, LP ("AJO") serves as a sub-adviser for a portion of the assets of the SIMT Large Cap Diversified Alpha Fund. AJO is wholly-owned by its seven partners. Theodore R. Aronson, Managing Principal, is the majority equity owner of AJO. The principal business address of AJO is 230 South Broad Street, Twentieth Floor, Philadelphia, Pennsylvania 19102.

Delaware Management Company ("Delaware"), a series of Delaware Management Business Trust, serves as a sub-adviser for a portion of the assets of the SIMT Large Cap Diversified Alpha Fund. Delaware Investments, which is the marketing name for Delaware, is a wholly-owned subsidiary of Lincoln Financial Group, the marketing name for Lincoln National Corporation. The principal business address of Delaware is One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103-7098.

Enhanced Investment Technologies, LLC ("INTECH") serves as a sub-adviser for a portion of the assets of the SIMT Large Cap Diversified Alpha Fund. Janus Capital Group Inc. owns 77.5% of INTECH and 22.5% of INTECH is owned by its employees. INTECH was founded in 1987. The principal business address of INTECH is 2401 P.G.A. Boulevard, Suite 100, Palm Beach Gardens, Florida 33410.

Quantitative Management Associates LLC ("QMA") serves as a sub-adviser for a portion of the assets of the SIMT Large Cap Diversified Alpha Fund. QMA is a direct wholly-owned subsidiary of Prudential Investment Management, Inc., a wholly-owned subsidiary of Prudential Asset Management Holding Company, Inc., which in turn is wholly-owned by Prudential Financial, Inc. QMA is a New Jersey limited liability company formed in 2003. The principal business address of QMA is Gateway Center 2, McCarter Highway & Market Street, Newark, New Jersey 07102.

Smith Breeden Associates, Inc. ("Smith Breeden") serves as a sub-adviser for a portion of the assets of the SIMT Large Cap Diversified Alpha Fund. Smith Breeden is a Kansas Sub-chapter S corporation and is an independent, employee-owned firm. As of September 2005, Smith Breeden's senior professionals and directors owned 86% of the firm's equity. Former employees and former directors owned the remaining 14%. Smith Breeden has been an independent and employee-owned corporation since its inception in 1982. The principal business address of Smith Breeden is 100 Europa Drive, Suite 200, Chapel Hill, North Carolina 27517.

SIMT Small/Mid Cap Diversified Alpha Fund

Integrity Asset Management, LLC ("Integrity") serves as a sub-adviser for a portion of the assets of the SIMT Small/Mid Cap Diversified Alpha Fund. Integrity was founded in 2003 and is wholly-owned by its employees. The principal business address of Integrity is 401 West Main Street, Suite 2100, Louisville, Kentucky 40202.

Los Angeles Capital Management and Equity Research, Inc. ("LA Capital") serves as a sub-adviser for a portion of the assets of the SIMT Small/Mid Cap Diversified Alpha Fund. LA Capital is a Subchapter S corporation founded in 2002 and is wholly-owned by its working principals. The principal business address of LA Capital is 11150 Santa Monica Blvd., Los Angeles, California 90025.

Martingale Asset Management, L.P. ("Martingale") serves as a sub-adviser for a portion of the assets of the SIMT Small/Mid Cap Diversified Alpha Fund. Martingale is a limited partnership. Martingale Asset Management Corporation is the general partner of Martingale. The principal business address of Martingale is 222 Berkeley Street, Boston, Massachusetts 02116.

PanAgora Asset Management, Inc. ("PanAgora") serves as a sub-adviser for a portion of the assets of the SIMT Small/Mid Cap Diversified Alpha Fund. PanAgora, a Delaware Corporation founded in 1985, is independently owned and operated by Putnam Investments and Nippon Life Insurance (NLI). Putnam Investments, the majority owner, owns 80% of voting shares, and NLI owns the remaining 20% of voting shares. The principal business address of PanAgora is 260 Franklin Street, 22nd Floor, Boston, Massachusetts 02110.

Smith Breeden Associates, Inc. ("Smith Breeden") serves as a sub-adviser for a portion of the assets of the SIMT Small/Mid Cap Diversified Alpha Fund. Smith Breeden is a Kansas sub-chapter S corporation and has remained an independent and majority employee-owned firm since its 1982 inception. The principal business address of Smith Breeden is 100 Europa Drive, Suite 200, Chapel Hill, North Carolina 27517.

Wellington Management Company, LLP ("Wellington Management") serves as a sub-adviser for a portion of the assets of the SIMT Small/Mid Cap Diversified Alpha Fund. Wellington Management and its predecessor organizations have provided investment advisory services to investment companies since 1928 and to investment counseling clients since 1960. Wellington Management is a Massachusetts limited liability partnership. The principal business address of Wellington Management is 75 State Street, Boston, Massachusetts 02109.

SIMT Small Cap Growth Fund

Delaware Management Company ("Delaware"), a series of Delaware Management Business Trust, serves as a sub-adviser for a portion of the assets of the SIMT Small Cap Growth Fund. Delaware Investments, which is the marketing name for Delaware, is a wholly-owned subsidiary of Lincoln Financial Group, the marketing name for Lincoln National Corporation. The principal business address of Delaware is One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103-7098.

Lee Munder Investments, Ltd. ("LMIL") serves as a sub-adviser for a portion of the assets of the SIMT Small Cap Growth Fund. LMIL was founded in 2000 and it is owned by Lee Munder Capital Group ("LMCG"). LMCG is 79% owned by employees and 21% owned by Castanea Partners, Inc. The principal business address of LMIL is 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116.

Martingale Asset Management, L.P. ("Martingale") serves as a sub-adviser for a portion of the assets of the SIMT Small Cap Growth Fund. Martingale is a limited partnership. Martingale Asset Management Corporation is the general partner of Martingale. The principal business address of Martingale is 222 Berkeley Street, Boston, Massachusetts 02116.

Mazama Capital Management, Inc. ("Mazama") serves as a sub-adviser for a portion of the assets of the SIMT Small Cap Growth Fund. Mazama is 93% employee-owned. The principal business address of Mazama is One Southwest Columbia Street, Suite 1500, Portland, Oregon 97258.

McKinley Capital Management Inc. ("McKinley Capital") serves as a sub-adviser for a portion of the assets of the SIMT Small Cap Growth Fund. McKinley Capital was founded in 1990 and is wholly-owned by its employees. The principal business address of McKinley Capital is 3301 C Street, Suite 500, Anchorage, Alaska 99503.

PanAgora Asset Management, Inc. ("PanAgora") serves as a sub-adviser for a portion of the assets of the SIMT Small Cap Growth Fund. PanAgora, a Delaware Corporation founded in 1985, is independently owned and operated by Putnam Investments and Nippon Life Insurance (NLI). Putnam Investments, the majority owner, owns 80% of voting shares, and NLI owns the remaining 20% of voting shares. The principal business address of PanAgora is 260 Franklin Street, 22nd Floor, Boston, Massachusetts 02110.

Wellington Management Company, LLP ("Wellington Management") serves as a sub-adviser for a portion of the assets of the SIMT Small Cap Growth Fund. Wellington Management and its predecessor organizations have provided investment advisory services to investment companies since 1928 and to investment counseling clients since 1960. Wellington Management is a Massachusetts limited liability partnership. The principal business address of Wellington Management is 75 State Street, Boston, Massachusetts 02109.

SIMT Small Cap Value Fund

Artisan Partners Limited Partnership ("Artisan") serves as a sub-adviser for a portion of the assets of the SIMT Small Cap Value Fund. Artisan, a privately owned multidiscipline investment firm, was founded in 1994. The principal business address of Artisan is 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202.

BlackRock Capital Management, Inc. ("BlackRock") serves as a sub-adviser for a portion of the assets of the SIMT Small Cap Value Fund. BlackRock, a Delaware corporation, is a subsidiary of PNC Financial Services Group, Inc. and is an indirect subsidiary of PNC Bank Corp. The principal business address of BlackRock is 100 Bellevue Parkway, Wilmington, Delaware 19809.

David J. Greene and Company, LLC ("David J. Greene") serves as a sub-adviser for a portion of the assets of the SIMT Small Cap Value Fund. David J. Greene is a New York limited liability company founded in 1938, and changed from a partnership to a limited liability company in January 1998. Three family principals, Michael Greene, Alan Greene and James Greene, collectively own more than 25% and Benjamin H. Nahum owns more than 10% of the firm. The principal business address of David J. Greene is 599 Lexington Avenue, 12th Floor, New York, New York 10022.

Lee Munder Investments, Ltd. ("LMIL") serves as a sub-adviser for a portion of the assets of the SIMT Small Cap Value Fund. LMIL was founded in 2000 and it is owned by Lee Munder Capital Group ("LMCG"). LMCG is 79% owned by employees and 21% owned by Castanea Partners, Inc. The principal business address of LMIL is 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116.

LSV Asset Management ("LSV") serves as a sub-adviser for a portion of the assets of the SIMT Small Cap Value Fund. The general partners of LSV developed a quantitative value investment philosophy that has been used to manage assets over the past 8 years. LSV is organized as a Delaware general partnership. An affiliate of SIMC owns an interest in LSV. The principal business address of LSV is 1 N. Wacker Drive, Chicago, Illinois 60606.

Martingale Asset Management, L.P. ("Martingale") serves as a sub-adviser for a portion of the assets of the SIMT Small Cap Value Fund. Martingale is a limited partnership. Martingale Asset Management Corporation is the general partner of Martingale. The principal business address of Martingale is 222 Berkeley Street, Boston, Massachusetts 02116.

PanAgora Asset Management, Inc. ("PanAgora") serves as a sub-adviser for a portion of the assets of the SIMT Small Cap Value Fund. PanAgora, a Delaware Corporation founded in 1985, is independently owned and operated by Putnam Investments and Nippon Life Insurance (NLI). Putnam Investments, the majority owner, owns 80% of voting shares, and NLI owns the remaining 20% of voting shares. The principal business address of PanAgora is 260 Franklin Street, 22nd Floor, Boston, Massachusetts 02110.

Robeco Weiss, Peck & Greer Investments ("WPG") serves as a sub-adviser for a portion of the assets of the SIMT Small Cap Value Fund. WPG is a division of Robeco Investment Management. The principal business address of WPG is 909 Third Avenue, New York, New York 10022.

Wellington Management Company, LLP ("Wellington Management") serves as a sub-adviser for a portion of the assets of the SIMT Small Cap Value Fund. Wellington Management and its predecessor organizations have provided investment advisory services to investment companies since 1928 and to investment counseling clients since 1960. Wellington Management is a Massachusetts limited liability partnership. The principal business address of Wellington Management is 75 State Street, Boston, Massachusetts 02109.

SIMT Tax-Managed Small Cap Fund

BlackRock Capital Management, Inc. ("BlackRock") serves as a sub-adviser for a portion of the assets of the SIMT Tax-Managed Small Cap Fund. BlackRock, a Delaware corporation, is a subsidiary of PNC Financial Services Group, Inc. and is an indirect subsidiary of PNC Bank Corp. The principal business addresss of BlackRock is 100 Bellevue Parkway, Wilmington, Delaware 19809.

David J. Greene and Company, LLC ("David J. Greene") serves as a sub-adviser for a portion of the assets of the SIMT Tax-Managed Small Cap Fund. David J. Greene is a New York limited liability company founded in 1938, and changed from a partnership to a limited liability company in January 1998. Three family principals, Michael Greene, Alan Greene and James Greene, collectively own more than 25% and Benjamin H. Nahum owns more than 10% of the firm. The principal business address of David J. Greene is 599 Lexington Avenue, 12th Floor, New York, New York 10022.

Delaware Management Company ("Delaware"), a series of Delaware Management Business Trust, serves as a sub-adviser for a portion of the assets of the SIMT Tax-Managed Small Cap Fund. Delaware Investments, which is the marketing name for Delaware, is a wholly-owned subsidiary of Lincoln Financial Group, the marketing name for Lincoln National Corporation. The principal business address of Delaware is One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103-7098.

LSV Asset Management ("LSV") serves as a sub-adviser for a portion of the assets of the SIMT Tax-Managed Small Cap Fund. The general partners of LSV developed a quantitative value investment philosophy that has been used to manage assets over the past 8 years. LSV is organized as a Delaware general partnership. An affiliate of SIMC owns an interest in LSV. The principal business address of LSV is 1 N. Wacker Drive, Chicago, Illinois 60606.

Mazama Capital Management, Inc. ("Mazama") serves as a sub-adviser for a portion of the assets of the SIMT Tax-Managed Small Cap Fund. Mazama is 93% employee-owned. The principal business address of Mazama is One Southwest Columbia Street, Suite 1500, Portland, Oregon 97258.

McKinley Capital Management Inc. ("McKinley Capital") serves a sub-adviser for a portion of the assets of the SIMT Tax-Managed Small Cap Fund. McKinley Capital was founded in 1990 and is wholly-owned by its employees. The principal business address of McKinley Capital is 3301 C Street, Suite 500, Anchorage, Alaska 99503.

Parametric Portfolio Associates ("Parametric") serves as a sub-adviser for a portion of the assets of the SIMT Tax-Managed Small Cap Fund. Parametric is 80% owned by Eaton Vance, Corp., a Boston-based investment management firm, and 20% by Parametric's executives and employees. The principal business address of Parametric is 1151 Fairview Avenue North, Seattle, Washington 98109-4418.

SIT International Equity Fund

AllianceBernstein L.P. ("AllianceBernstein") serves as a sub-adviser for a portion of the assets of the SIT International Equity Fund. AllianceBernstein is a Delaware limited partnership of which Alliance Capital Management Corporation, an indirect wholly-owned subsidiary of AXA Financial, Inc., is a general partner. AXA Financial is a wholly-owned subsidiary of AXA. The principal business address of AllianceBernstein is 1345 Avenue of the Americas, New York, New York 10105.

AXA Rosenberg Investment Management LLC ("AXA Rosenberg") serves as a sub-adviser for a portion of the assets of the SIT International Equity Fund. AXA Rosenberg is a wholly-owned subsidiary of AXA Rosenberg Group LLC. AXA Rosenberg is a limited liability company and was founded in 1985. The principal business address of AXA Rosenberg is 4 Orinda Way, Building E, Orinda, California 94563.

Capital Guardian Trust Company ("CGTC") serves as a sub-adviser for a portion of the assets of the SIT International Equity Fund. CGTC is a wholly-owned subsidiary of Capital Group International, Inc., which in turn is a wholly-owned subsidiary of The Capital Group Companies, Inc. CGTC was founded in 1968 and is a registered investment adviser. The principal business address of CGTC is 700 Newport Center Drive, Newport Beach, California 92660.

Fuller & Thaler Asset Management, Inc. ("Fuller & Thaler") serves as a sub-adviser for a portion of the assets of the SIT International Equity Fund. Fuller & Thaler is 52% owned by Russel J. Fuller, President of Fuller & Thaler. Fuller & Thaler was founded in 1993. The principal business address of Fuller & Thaler is 411 Borel Avenue, Suite 402, San Mateo, California 94402.

McKinley Capital Management Inc. ("McKinley Capital") serves as a sub-adviser for a portion of the assets of the SIT International Equity Fund. McKinley Capital was founded in 1990 and is wholly-owned by its employees. The principal business address of McKinley Capital is 3301 C Street, Suite 500, Anchorage, Alaska 99503.

Quantitative Management Associates LLC ("QMA") serves as a sub-adviser for a portion of the assets of the SIT International Equity Fund. QMA is a direct wholly-owned subsidiary of Prudential Investment Management, Inc, a wholly-owned subsidiary of Prudential Asset Management Holding Company, Inc., which in turn is wholly-owned by Prudential Financial, Inc. QMA is a New Jersey limited liability company formed in 2003. The principal business address of QMA is Gateway Center 2, McCarter Highway & Market Street, Newark, New Jersey 07102.

Record Currency Management Limited ("RCM") serves as a sub-adviser for a portion of the assets of the SIT International Equity Fund. RCM is a private limited company (United Kingdom) founded in 1983 and is a 100% directly owned subsidiary of N.P. Record Limited. N.P. Record Limited is 47.6% owned by Neil P. Record. The principal business address of RCM is 1st Floor, Morgan House, Madeira Walk, Windsor, Berkshire, SL4 1EP, United Kingdom.

Smith Breeden Associates, Inc. ("Smith Breeden") serves as a sub-adviser for a portion of the assets of the SIT International Equity Fund. Smith Breeden is a Kansas Sub-Chapter S corporation and is an independent, employee-owned firm. As of September 2005, Smith Breeden's senior professionals and directors owned 86% of the firm's equity. Former employees and former directors owned the remaining 14 percent. The principal business address of Smith Breeden is 100 Europa Drive, Suite 200, Chapel Hill, North Carolina 27517.

SIT Emerging Markets Equity Fund

AllianceBernstein L.P. ("AllianceBernstein") serves as a sub-adviser for a portion of the assets of the SIT Emerging Markets Equity Fund. AllianceBernstein is a Delaware limited partnership of which Alliance Capital Management Corporation, an indirect wholly-owned subsidiary of AXA Financial, Inc., is the general partner. AXA Financial is a wholly-owned subsidiary of AXA. The principal business address of AllianceBernstein is 1345 Avenue of the Americas, New York, New York 10105.

Ashmore Investment Management Limited ("Ashmore") serves as a sub-adviser to a portion of the assets of the SIT Emerging Markets Equity Fund. Ashmore is an indirectly wholly-owned subsidiary of Ashmore Group Limited. The principal business address of Ashmore is 20 Bedfordbury, London, United Kingdom, WC2N 4BL.

AXA Rosenberg Investment Management LLC ("AXA Rosenberg") serves as a sub-adviser for a portion of the assets of the SIT Emerging Markets Equity Fund. AXA Rosenberg is a wholly-owned subsidiary of AXA Rosenberg Group LLC. AXA Rosenberg is a limited liability company and was founded in 1985. The principal business address of AXA Rosenberg is 4 Orinda Way, Building E, Orinda, California 94563.

The Boston Company Asset Management LLC ("The Boston Company") serves as a sub-adviser for a portion of the assets of the SIT Emerging Markets Equity Fund. The Boston Company is a wholly-owned indirect subsidiary of Mellon Financial Corporation. The principal business address of The Boston Company is One Boston Place, Boston, Massachusetts 02108.

Emerging Markets Management, L.L.C. ("EMM") serves as a sub-adviser for a portion of the assets of the SIT Emerging Markets Equity Fund. EMM is majority-owned by Emerging Markets Investors Corporation ("EMI"), and EMI, in turn, is majority-owned by Antoine van Agtmael and Michael Duffy. EMM and EMI are both registered investment advisors. The principal business address of EMM is 1001 Nineteenth Street North, 17th Floor, Arlington, Virginia 22209.

Rexiter Capital Management Limited ("Rexiter") serves as a sub-adviser for a portion of the assets of the SIT Emerging Markets Equity Fund. Rexiter was founded in 1997 and is 75% owned by State Street Global Alliance, LLC and 25% owned by its employees. State Street Global Alliance, LLC is beneficially owned 51% by State Street Corporation and 49% by ABP (the pension fund for Dutch State employees). The principal business address of Rexiter is 21 St. James's Square, London SW1Y 4SS United Kingdom.

SIMT Real Estate Fund

Security Capital Research & Management Incorporated ("Security Capital") serves as a sub-adviser for a portion of the assets of the SIMT Real Estate Fund. Security Capital is an indirect, 100% subsidiary of J.P. Morgan Chase & Co. Security Capital was acquired by Banc One Investment Advisors Corporation, a wholly-owned subsidiary of Bank One, N.A., in November 2003. Bank One N.A. is wholly-owned by Bank One Corporation, which merged with and into J.P. Morgan Chase & Co. effective July 1, 2004. The principal business address of Security Capital is 10 South Dearborn Street, Suite 1400, Chicago, Illinois 60603.

Wellington Management Company, LLP ("Wellington Management") serves as a sub-adviser for a portion of the assets of the SIMT Real Estate Fund. Wellington Management and its predecessor organizations have provided investment advisory services to investment companies since 1928 and to investment counseling clients since 1960. Wellington Management is a Massachusetts limited liability partnership. The principal business address of Wellington Management is 75 State Street, Boston, Massachusetts 02109.

SDIT Ultra Short Bond Fund

Wellington Management Company, LLP ("Wellington Management") serves as the sub-adviser to the SDIT Ultra Short Bond Fund. Wellington Management and its predecessor organizations have provided investment advisory services to investment companies since 1928 and to investment counseling clients since 1960. Wellington Management is a Massachusetts limited liability partnership. The principal business address of Wellington Management is 75 State Street, Boston, Massachusetts 02109.

SIMT Core Fixed Income Fund

Metropolitan West Asset Management, LLC ("MWAM") serves as a sub-adviser for a portion of the assets of the SIMT Core Fixed Income Fund. MWAM is a California limited liability corporation founded in 1996 and is 64% majority owned by MWAM's active management team. Metropolitan West Financial, LLC ("MWFIN"), a holding company, holds a minority 36% ownership interest in MWAM. MWFIN is 99% owned by MW Holdings, LLC, an unregistered entity that has no clients or material business operations. The principal business address of MWAM is 11766 Wilshire Boulevard, Suite 1580, Los Angeles, California 90025.

Smith Breeden Associates, Inc. ("Smith Breeden") serves as a sub-adviser for a portion of the assets of the SIMT Core Fixed Income Fund. Smith Breeden is a Kansas Sub-Chapter S corporation and is an independent, employee-owned firm. As of September 2005, Smith Breeden's senior professionals and directors owned 86% of the firm's equity. Former employees and former directors owned the remaining 14%. Smith Breeden has been an independent and employee-owned corporation since its inception in 1982. The principal business address of Smith Breeden is 100 Europa Drive, Suite 200, Chapel Hill, North Carolina 27517.

Wells Capital Management, Inc. ("Wells Capital") serves as a sub-adviser for a portion of the assets of the SIMT Core Fixed Income Fund. Wells Capital was founded in 1981 and is a wholly-owned subsidiary of Wells Fargo Bank, N.A. The principal business address of Wells Capital is 525 Market Street, 10th Floor, San Francisco, California 94105.

Western Asset Management Company ("Western Asset") serves as a sub-adviser for a portion of the assets of the SIMT Core Fixed Income Fund. Western Asset is a wholly-owned subsidiary of Legg Mason, Inc., a financial services company located in Baltimore, Maryland. Western Asset was founded in 1971 and specializes in the management of fixed income funds. The principal business address of Western Asset is 385 East Colorado Boulevard, Pasadena, California 91101.

Western Asset Management Company Limited ("Western") serves as a sub-adviser for a portion of the assets of the SIMT Core Fixed Income Fund. Western is a wholly-owned subsidiary of Legg Mason, Inc., a financial services company located in Baltimore, Maryland. The principal business address of Western is 10 Exchange Square, Primrose Street, London, EC2A 2EN.

STET Tax Free Fund

Neuberger Berman Management Inc. ("NBMI") serves as the sub-adviser to the STET Tax Free Fund. NBMI is an indirect, wholly-owned subsidiary of Lehman Brothers Holdings Inc. ("LBHI"), a corporation listed on the New York Stock Exchange under the ticker symbol "LEH" and related LBHI subsidiaries. The principal business address of NBMI is 605 Third Avenue, New York, New York 10158.

SIMT High Yield Bond Fund

ING Investment Management Co., ("ING IM"), which comprises businesses formerly conducted by ING Ghent Asset Management LLC, serves as a sub-adviser for a portion of the assets of the SIMT High Yield Bond Fund. ING IM is an indirect wholly-owned subsidiary of ING Groep, N.V. in Amsterdam, which is the ultimate parent entity. The principal business address of ING IM is 230 Park Avenue, 13th Floor, New York, New York 10169.

JPMorgan Investment Management Inc. ("JPMIM") serves as a sub-adviser for a portion of the assets of the SIMT High Yield Bond Fund. JPMIM is wholly-owned by JPMorgan Asset Management Holdings Inc., which is wholly-owned by JP Morgan Chase & Co. The principal business address of JPMIM is 522 Fifth Avenue, New York, New York 10036.

Metropolitan West Asset Management, LLC ("MWAM") serves as a sub-adviser for a portion of the assets of the SIMT High Yield Bond Fund. MWAM is a California limited liability corporation founded in 1996 and is 64% majority owned by MWAM's active management team. Metropolitan West Financial, LLC ("MWFIN"), a holding company, holds a minority 36% ownership interest in MWAM. MWFIN is 99% owned by MW Holdings, LLC, an unregistered entity that has no clients or material business operations. The principal business address of MWAM is 11766 Wilshire Boulevard, Suite 1580, Los Angeles, California 90025.

Nomura Corporate Research and Asset Management Inc. ("NCRAM") serves as a sub-adviser for a portion of the assets of the SIMT High Yield Bond Fund. NCRAM is a subsidiary of Nomura Holdings America, Inc. The principal business address of NCRAM is 2 World Financial Center, Building B, 17th Floor, New York, New York 10281-1198.

SIT International Fixed Income Fund

AllianceBernstein L.P. ("AllianceBernstein") serves as a sub-adviser to a portion of the assets of the SIT International Fixed Income Fund. AllianceBernstein is a Delaware limited partnership of which Alliance Capital Management Corporation, an indirect wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial"), is a general partner. AXA Financial, Inc. is a wholly-owned subsidiary of AXA. The principal business address of AllianceBernstein is 1345 Avenue of the Americas, New York, New York 10105.

BlackRock Financial Management, Inc. ("BFM") serves as a sub-adviser for a portion of the assets of the SIT International Fixed Income Fund. BFM, a Delaware corporation, is a subsidiary of PNC Financial Services Group, Inc. and is an indirect subsidiary of PNC Bank Corp. The principal business address of BFM is 40 East 52nd Street, New York, New York 10022.

Fidelity International Investment Advisors ("FIIA") serves as investment sub-adviser for a portion of the assets of the SIT International Fixed Income Fund. FIIA is a wholly owned subsidiary of Fidelity Investment Management Limited (FIML), which is itself a wholly owned subsidiary of Fidelity International Limited (FIL). FIL is a privately owned investment management firm that was incorporated in Bermuda in January, 1969. The principal business address of FIIA is Pembroke Hall, 42 Crow Lane, Pembroke, Bermuda HM19.

Record Currency Management Limited ("RCM") serves as a sub-adviser for a portion of the assets of the SIT International Fixed Income Fund. RCM is a private limited company (United Kingdom) founded in 1983 and is a 100% directly owned subsidiary of N.P. Record Limited. N.P. Record Limited is 47.6% owned by Neil P. Record. The principal business address of RCM is 1st Floor, Morgan House, Madeira Walk, Windsor, Berkshire, SL4 1EP, United Kingdom.

SIT Emerging Markets Debt Fund

Ashmore Investment Management Limited ("Ashmore") serves as a sub-adviser for a portion of the assets of the SIT Emerging Markets Debt Fund. Ashmore is an indirectly wholly-owned subsidiary of Ashmore Group Limited. The principal business address of Ashmore is 20 Bedfordbury, London, United Kingdom, WC2N 4BL.

ING Investment Management Co., ("ING IM"), which comprises businesses formerly conducted by ING Ghent Asset Management LLC, serves as a sub-adviser for a portion of the assets of the SIT Emerging Markets Debt Fund. ING IM is an indirect wholly-owned subsidiary of ING Groep, N.V. in Amsterdam, which is the ultimate parent entity. The principal business address of ING IM is 230 Park Avenue, 13th Floor, New York, New York 10169.

Stone Harbor Investment Partners LP ("Stone Harbor") serves as a sub-adviser for a portion of the assets of the SIT Emerging Markets Debt Fund. Stone Harbor is a Delaware limited partnership founded in 2005 and is 100% employee owned. Stone Harbor is a successor organization to Citigroup Asset Management. The principal business address of Stone Harbor is 309 Park Avenue, 4th Floor, New York, New York 10022.

SLAT Prime Obligation Fund

Columbia Management Advisors, LLC ("Columbia") serves as the sub-adviser to the SLAT Prime Obligation Fund. Columbia is a wholly-owned subsidiary of Bank of America, N.A., which in turn is an indirect wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware Corporation. The principal business address of Columbia is 100 Federal Street, Boston, Massachusetts 02110.

DISTRIBUTION, SHAREHOLDER SERVICING AND ADMINISTRATIVE SERVICING

General. SEI Investments Distribution Co. (the "Distributor") serves as each Fund's distributor. The Distributor, a wholly-owned subsidiary of SEI, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Distribution Agreement with the Trust. The Distributor serves as each Fund's distributor pursuant to a distribution agreement (the "Distribution Agreement") with the Trust. The Trust has adopted a Distribution Plan for its Class D Shares (the "Class D Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act (which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares). In this regard, the Board of Trustees has determined that the Class D Plan and the Distribution Agreement are in the best interests of the shareholders. Continuance of the Class D Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not "interested persons" of the Trust (as that term is defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Class D Plan or in any agreements related thereto ("Qualified Trustees"). The Class D Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Class D Plan may not be amended to increase materially the amount which may be spent thereunder without approval by a majority of the outstanding shares of the Fund or class affected. All material amendments of the Class D Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

The Class D Plan provides for payments to the Distributor for distribution-related services at an annual rate of 0.75% of each Fund's average daily net assets attributable to Class D Shares. The distribution-related payments under the Class D Plan may be used by the Distributor to provide initial and ongoing sales compensation to its investment executives and to other broker-dealers and financial intermediaries in respect of sales of Class D Shares, to compensate third parties for the provision of distribution-related services relating to Class D Shares, and to pay for advertising and promotional expenses in connection with the distribution of Class D Shares. These advertising and promotional expenses may include: costs of printing and mailing prospectuses, statements of additional information and shareholder reports to prospective investors; preparation and distribution of sales literature; advertising of any type; an allocation of other expenses of the Distributor related to the distribution of Class D Shares; and payments to, and expenses of, officers, employees or representatives of the Distributor, of other broker-dealers, banks or other financial institutions and of any other persons who provide support services in connection with the distribution of Fund Shares.

In addition, pursuant to a Shareholder Service Plan and Agreement (the "Service Plan"), each Fund is authorized to pay the Distributor a fee in connection with the ongoing servicing of shareholder accounts owning such Class D Shares at the annual rate of 0.25% of the value of the average daily net assets attributable to Class D Shares of the Fund, which is calculated and payable monthly. The service fees payable to the Distributor under the Service Plan are intended to compensate the Distributor for the provision of shareholder services, and may be used by the Distributor to provide compensation to financial intermediaries for ongoing service and/or maintenance of shareholder accounts with respect to Class D Shares of the applicable Funds. Shareholder services under the Service Plan for Class D Shares may include: telephone service to shareholders; acceptance and processing of written correspondence, new account applications and subsequent purchases by check; mailing of confirmations, statements and tax forms directly to shareholders; maintenance of customer accounts, and acceptance of payment for trades by Federal Reserve wire.

Payments under the Class D Plan are not tied exclusively to the expenses for distribution activities actually incurred by the Distributor or third parties, so that such payments may exceed expenses actually incurred by the Distributor. Similarly, payments to the Distributor under the Service Plan are not directly tied to shareholder servicing expenses incurred. The Trust's Board of Trustees will evaluate the appropriateness of the Class D Plan and the Service Plan and their payment terms on a continuing basis and, in doing so, will consider all relevant factors, including expenses borne by the Distributor and amounts it receives under the Class D Plan and the Service Plan.

Administrative Service Plan.  The Trust has adopted an Administrative Service Plan for the Class I Shares of the Funds (the "Administrative Service Plan"). Under the Administrative Service Plan, the Distributor may perform, or may compensate other service providers for performing, the following administrative services: providing subaccounting with respect to shares beneficially owned by clients; providing information periodically to clients showing their positions in shares; forwarding shareholder communications from a Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to clients; processing purchase, exchange and redemption requests from clients and placing such orders with a Fund or its service providers; processing dividend payments from a Fund on behalf of its clients; and providing such other similar services as a Fund may, through the Distributor, reasonably request to the extent that the service provider is permitted to do so under applicable laws or regulations. In consideration of the services and facilities to be provided by the Distributor or any service provider, each Fund that has issued Class I Shares will pay to the Distributor a fee at an annual rate of up to X.XX% of the average net asset value of all Class I Shares of each Fund, which fee will be computed daily and paid monthly.

Periodically, the Distributor may waive a portion of the fees payable to it under the Service Plan and Administrative Plan in order to keep within certain limits imposed by the Trust's SEC Order and/or applicable SEC rules and regulations. Specifically, any Fund's shareholder or administrative servicing fees may be reduced in an amount equal to the Fund's pro rata portion of any shareholder or administrative servicing fees paid by any Underlying SEI Fund in which the Fund invests, but only to the extent necessary to comply with the Trust's SEC Order and/or applicable SEC rules and regulations.

It is possible that an institution may offer different categories of shares to its customers and thus receive different compensation with respect to the different categories. These financial institutions may also charge separate fees to their customers.

Except to the extent that the Administrator and SIMC (as investment adviser) benefited through increased fees from an increase in the net assets of the Trust which may have resulted in part from the expenditures, no interested person of the Trust nor any Trustee of the Trust who is not an interested person of the Trust had a direct or indirect financial interest in the operation of the Class D Plan or related agreements.

For the fiscal year ended March 31, 2007, the Class D Shares of the Funds incurred the following distribution expenses:

Fund Class D Shares	Total Distribution Expenses			Fees Paid %	Amount Paid to 3rd Parties by the Distributor for Distribution- Related Services
Diversified Conservative Income Fund	$	X	X	X.XX%	$	X	X
Diversified Conservative Fund	$	X	X	X.XX%	$	X	X
Diversified Global Moderate Growth Fund	$	X	X	X.XX%	$	X	X
Diversified Moderate Growth Fund	$	X	X	X.XX%	$	X	X
Diversified Global Growth Fund	$	X	X	X.XX%	$	X	X
Diversified Global Stock Fund	$	X	X	X.XX%	$	X	X
Diversified U.S. Stock Fund	$	X	X	X.XX%	$	X	X

Distribution Expenses Incurred by Adviser. The Funds are sold primarily through independent registered investment advisers, financial planners, bank trust departments and other financial advisors ("Financial Advisors") who provide their clients with advice and services in connection with their investments in the SEI Funds. SEI Funds are typically combined into complete investment portfolios and strategies using asset allocation techniques to serve investor needs. In connection with its distribution activities, SIMC and its affiliates may provide Financial Advisors, without charge, asset allocation models and strategies, custody services, risk assessment tools and other investment information and services to assist the Financial Advisor in providing advice to investors.

SIMC may hold conferences, seminars and other educational and informational activities for Financial Advisors for the purpose of educating Financial Advisors about the Funds and other investment products offered by SIMC or its affiliates. SIMC may pay for lodging, meals and other similar expenses incurred by Financial Advisors in connection with such activities. SIMC also may pay expenses associated with joint marketing activities with Financial Advisors, including, without limitation, seminars, conferences, client appreciation dinners, direct market mailings and other marketing activities designed to further the promotion of the Funds. In certain cases, SIMC may make payments to Financial Advisors or their employer in connection with their solicitation or referral of investment business, subject to any regulatory requirements for disclosure to and consent from the investor. All such marketing expenses and solicitation payments are paid by SIMC or its affiliates out of its past profits or other available resources, and are not charged to the Funds.

Many Financial Advisors may be affiliated with broker-dealers. SIMC and its affiliates may pay compensation to broker-dealers or other financial institutions for services such as, without limitation, providing the Funds with "shelf space" or a higher profile for the firm's associated Financial Advisors and their customers, placing the Fund on the firm's preferred or recommended fund list, granting the Distributor access to the firm's associated Financial Advisors, providing assistance in training and educating the firm's personnel, allowing sponsorship of seminars or informational meetings and furnishing marketing support and other specified services. These payments may be based on average net assets of SEI Funds attributable to that broker-dealer, gross or net sales of SEI funds attributable to that broker-dealer, a negotiated lump sum payment or other appropriate compensation for services rendered.

Payments may also be made by SIMC or its affiliates to financial institutions to compensate or reimburse them for administrative or other client services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. These fees may be used by the financial institutions to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans. The foregoing payments may be in addition to any shareholder servicing fees paid to a financial institution in accordance with the Funds' Shareholder Services Plan or Administrative Services Plan.

The payments discussed above may be significant to the financial institutions receiving them, and may create an incentive for the financial institutions or its representatives to recommend or offer shares of the SEI Funds to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources.

Although the Funds may use broker-dealers that sell Fund shares to effect transactions for the Funds' portfolio, the Funds, the Adviser and the Sub-Adviser will not consider the sale of Fund shares as a factor when choosing broker-dealers to effect those transactions and will not direct brokerage transactions to broker-dealers as compensation for the sales of Fund shares.

TRUSTEES AND OFFICERS OF THE TRUST

Board Responsibilities. The management and affairs of the Trust and each of the Funds are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. Each Trustee is responsible for overseeing each of the Funds and each fund of SEI Index Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust and SEI Tax Exempt Trust (the "Fund Complex"), which currently consists of 71 funds and includes funds not described in this Statement of Additional Information. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

Members of the Board. Set forth below are the name, date of birth, position with the Trust, the year in which the Trustee was elected, other directorships held and the principal occupation for the last five years of each of the persons currently serving as Trustees of the Trust. There is no stated term of office for the Trustees of the Trust, however, a Trustee must retire from the Board of Trustees by the end of the calendar year in which the Trustee turns 75 provided that, although there shall be a presumption that each Trustee attaining such age shall retire, the Board may, if it deems doing so to be consistent with the best interest of the trusts, and with the consent of any Trustee that is eligible for retirement, by unanimous vote, extend the term of such Trustee for successive periods of one year. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Interested Trustees.

ROBERT A. NESHER (DOB 08/17/46)—Chairman of the Board of Trustees* (since 1982)—SEI employee, 1974-present. President and Chief Executive Officer of the Trust, December 2005-present. President and Director of SEI Opportunity Master Fund, L.P. and SEI Opportunity Fund, L.P. Director of SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments—Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC, SEI Global Nominee Ltd. Trustee of The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Bishop Street Funds, SEI Index Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

WILLIAM M. DORAN (DOB 05/26/40)—Trustee* (since 1982)—1701 Market Street, Philadelphia, PA 19103. Self-employed Consultant since 2003. Partner, Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI, SIMC, the Administrator and the Distributor. Director of SEI since 1974; Secretary of SEI since 1978. Director of the Distributor since 2003. Director of SEI Investments (Europe), Limited, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Asia) Limited and SEI Asset Korea Co., Ltd. Trustee of The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, SEI Index Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

*  Messrs. Nesher and Doran are Trustees who may be deemed to be interested persons of the Funds as that term is defined in the 1940 Act by virtue of their relationship with SIMC and the Distributor.

Independent Trustees.

F. WENDELL GOOCH (DOB 12/03/32)—Trustee (since 1982)—Retired. Trustee of SEI Index Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds and STI Classic Variable Trust.

JAMES M. STOREY (DOB 04/12/31)—Trustee (since 1994)—Attorney, Solo Practitioner since 1994. Partner, Dechert Price & Rhoads (law firm), September 1987-December 1993. Trustee of U.S. Charitable Gift Trust, The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Massachusetts Health and Education Tax-Exempt Trust, SEI Index Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

GEORGE J. SULLIVAN, JR. (DOB 11/13/42)—Trustee (since 1996)—Self-employed Consultant, Newfound Consultants Inc. since April 1997. Trustee/Director of State Street Navigator Securities Lending Trust, The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, SEI Opportunity Master Fund, L.P., SEI Opportunity Fund, L.P., SEI Index Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

ROSEMARIE B. GRECO (DOB 03/31/46)—Trustee (since 1999)—Director, Governor's Office of Health Care Reform, Commonwealth of Pennsylvania, since 2003. Founder and Principal, Grecoventures Ltd. from 1999 to 2002. Director, Sunoco, Inc. and Exelon Corporation. Trustee of Pennsylvania Real Estate Investment Trust, SEI Index Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

NINA LESAVOY (DOB 07/24/57)—Trustee (since 2003)—Managing Partner, Cue Capital since 2002. Managing Partner and Head of Sales, Investorforce, March 2000-December 2001. Global Partner working for the CEO, Invesco Capital, January 1998-January 2000. Head of Sales and Client Services, Chancellor Capital and later LGT Asset Management, 1986-2000. Trustee/Director of SEI Opportunity Master Fund, L.P., SEI Opportunity Fund, L.P., SEI Index Funds, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

JAMES M. WILLIAMS (DOB 10/10/47)—Trustee (since 2004)—Vice President and Chief Investment Officer, J. Paul Getty Trust, Non Profit Foundation for Visual Arts, since December 2002. President, Harbor Capital Advisors and Harbor Mutual Funds, 2000-2002. Manager, Pension Asset Management, Ford Motor Company, 1997-1999. Director/Trustee of SEI Opportunity Master Fund, L.P., SEI Opportunity Fund, L.P., Ariel Mutual Funds, SEI Index Funds, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

MITCHELL A. JOHNSON (DOB 03/01/42)—Trustee (since 2007)—Private Investor since 1994. Director, Federal Agricultural Mortgage Corporation (Farmer Mac). Trustee of The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Index Funds, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

Board Standing Committees. The Board has established the following standing committees:

•  Audit Committee. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent auditors and whether to terminate this relationship; reviewing the independent auditors' compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by the Trust's independent auditors to the Trust and certain other affiliated entities; serving as a channel of communication between the independent auditors and the Trustees; reviewing the results of each external audit, including any qualifications in the independent auditors' opinion, any related management letter, management's responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditors that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditors and the Trust's senior internal accounting executive, if any, the independent auditors' report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. In addition, the Audit Committee is responsible for the oversight of the Trust's compliance program. Messrs. Gooch, Storey, Sullivan and Williams, Ms. Greco and Ms. Lesavoy currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met X times in the Trust's most recently completed fiscal year.

•  Fair Value Pricing Committee. The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibility of the Fair Value Pricing Committee is to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. Messrs. Nesher and Sullivan currently serve as the Board's delegates on the Fair Value Pricing Committee. The Fair Value Pricing Committee meets periodically, as necessary, and met X times during the Trust's most recently completed fiscal year.

•  Governance Committee.  The Board has a standing Governance Committee that is composed of each of the Independent Trustees of the Trust. The Governance Committee operates under a written charter approved by the Board. The principal responsibilities of the Governance Committee include: considering and reviewing Board governance and compensation issues; conducting a self assessment of the Board's operations; selecting and nominating all persons to serve as Independent Trustees and evaluating the qualifications of "interested" Trustee candidates; reviewing shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the applicable Trust's offices. Messrs. Gooch, Storey, Sullivan and Williams, and Ms. Greco and Ms. Lesavoy currently serve as members of the Governance Committee. The Committee shall meet at the direction of its Chair as often as appropriate to accomplish its purpose. In any event, the Committee shall meet at least once each year and shall conduct at least one meeting in person. The Committee did not meet during the Trust's most recently completed fiscal year.

Fund Shares Owned by Board Members. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of each of the Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities and Exchange Act of 1934 (the "1934 Act"). The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

Name	Dollar Range of Fund Shares (Fund)*	Aggregate Dollar Range of Shares (Fund Complex)*
Interested
Mr. Nesher	XX	XX
Mr. Doran	XX	XX
Independent
Mr. Gooch	XX	XX
Mr. Storey	XX	XX
Mr. Sullivan	XX	XX
Ms. Greco	XX	XX
Ms. Lesavoy	XX	XX
Mr. Williams	XX	XX
Mr. Johnson	XX	XX

*  Valuation date is December 31, 2006.

Board Compensation. The Trust paid the following fees to the Trustees during its most recently completed fiscal year.

Name	Aggregate Compensation			Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Trust and Fund Complex
Interested
Mr. Nesher	$	X	X	XX	XX	$	X	X
Mr. Doran	$	X	X	XX	XX	$	X	X
Independent
Mr. Gooch	$	X	X	XX	XX	$	X	X
Mr. Storey	$	X	X	XX	XX	$	X	X
Mr. Sullivan	$	X	X	XX	XX	$	X	X
Ms. Greco	$	X	X	XX	XX	$	X	X
Ms. Lesavoy	$	X	X	XX	XX	$	X	X
Mr. Williams	$	X	X	XX	XX	$	X	X
Mr. Johnson		*		*	*		*

*  Mr. Johnson was appointed a Trustee as of May 9, 2007 and did not serve as a Trustee for the Trust's most recently completed fiscal year end.

Trust Officers. Set forth below are the name, date of birth, position with the Trust, length of term of office and the principal occupation for the last five years of each of the persons currently serving as Executive Officers of the Trust. Unless otherwise noted, the business address of each officer is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456. None of the officers receive compensation from the Trust for their services. Certain officers of the Trust also serve as officers to one or more mutual funds for which SEI or its affiliates serves as investment adviser, administrator or distributor.

ROBERT A. NESHER (DOB 08/17/46)—President and Chief Executive Officer (since 2005)—SEI employee, 1974-present. Executive Vice President of SEI, 1986-1994. Director and Executive Vice President of SIMC, the Administrator and the Distributor, 1981-1994. President and Director of SEI Opportunity Master Fund, L.P. and SEI Opportunity Fund, L.P. Director of SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments—Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC, SEI Global Nominee Ltd. Trustee of The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Bishop Street Funds, SEI Index Funds, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

TIMOTHY D. BARTO (DOB 03/28/68)—Vice President and Secretary (since 2002)—Vice President and Assistant Secretary of the Trust, 1999-2002. General Counsel and Secretary of SIMC and the Administrator since 2004. Vice President of SIMC and the Administrator since 1999. Vice President and Assistant Secretary of SEI since 2001. Assistant Secretary of SIMC, the Administrator and the Distributor and Vice President of the Distributor, 1999-2003.

STEPHEN F. PANNER (DOB 06/08/70)—Controller and Chief Financial Officer (since 2005)—Fund Accounting Director of the Administrator, 2005-present. Fund Administration Manager, Old Mutual Fund Services, 2000-2005. Chief Financial Officer, Controller and Treasurer, PBHG Funds and PBHG Insurance Series Fund, 2004-2005. Assistant Treasurer, PBHG Funds and PBHG Insurance Series Fund, 2000-2004. Assistant Treasurer, Old Mutual Fund Advisors Fund, 2004-2005.

JOHN J. MCCUE (DOB 04/20/63)—Vice President (since 2004)—Director of Portfolio Implementations for SIMC, August 1995 to present. Managing Director of Money Market Investments for SIMC, 2003-2005.

RUSSELL EMERY (DOB 12/18/62)—Chief Compliance Officer (since 2006)—Chief Compliance Officer of SEI Opportunity Master Fund, L.P., SEI Opportunity Fund, L.P., SEI Absolute Return Master Fund, L.P., SEI Absolute Return Fund, L.P., SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Index Funds, SEI Liquid Asset Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, Bishop Street Funds, The Advisors' Inner Circle Fund and The Advisors' Inner

Circle Fund II, since March 2006. Director of Investment Product Management and Development of SIMC, February 2003-March 2006. Senior Investment Analyst—Equity Team of SIMC, March 2000-February 2003.

SOFIA A. ROSALA (DOB 02/01/74)—Vice President and Assistant Secretary (since 2004)—Vice President and Assistant Secretary of SIMC and the Administrator since 2005. Compliance Officer of SEI, September 2001-2004. Account and Product Consultant, SEI Private Trust Company, 1998-2001.

JAMES NDIAYE (DOB 09/11/68)—Vice President and Assistant Secretary (since 2005)—Vice President and Assistant Secretary of SIMC since 2005. Vice President, Deutsche Asset Management, 2003-2004. Associate, Morgan, Lewis & Bockius LLP, 2000-2003.

MICHAEL T. PANG (DOB 07/08/72)—Vice President and Assistant Secretary (since 2005)—Vice President and Assistant Secretary of SIMC since 2005. Counsel, Caledonian Bank & Trust's Mutual Funds Group, 2004. Counsel, Permal Asset Management, 2001-2004. Associate, Schulte, Roth & Zabel's Investment Management Group, 2000-2001. Staff Attorney, U.S. Securities and Exchange Commission's Division of Enforcement, Northeast Regional Office, 1997-2000.

NICOLE WELCH (DOB 09/13/77)—Anti-Money Laundering Compliance Officer (since 2005)—Assistant Vice President and Anti-Money Laundering Compliance Coordinator of SEI since 2005. Compliance Analyst, TD Waterhouse, 2004. Senior Compliance Analyst, UBS Financial Services, 2002-2004. Knowledge Management Analyst, PricewaterhouseCoopers Consulting, 2000-2002.

PROXY VOTING POLICIES AND PROCEDURES

The Funds and all of the Underlying SEI Funds have delegated proxy voting responsibilities to SIMC, subject to the Funds' Board's and the Underlying SEI Funds' Board's general oversight.

In delegating the proxy voting responsibilities to SIMC, each Fund and Underlying SEI Fund has directed that proxies be voted consistent with the Fund's and the Underlying SEI Fund's best economic interests. SIMC has adopted its own proxy voting policies and guidelines for this purpose (the "Procedures"). As required by applicable regulations, SIMC has provided this summary of its Procedures concerning proxies voted by SIMC on behalf of each investment advisory client who delegates voting responsibility to SIMC, which includes the Funds and the Underlying SEI Funds (each a "Client"). The Procedures may be changed as necessary to remain current with regulatory requirements and internal policies and procedures.

SIMC votes proxies in the best economic interests of Clients. SIMC has elected to retain an independent proxy voting service (the "Service") to vote proxies for Client accounts, which votes proxies in accordance with Proxy Voting Guidelines (the "Guidelines") approved by SIMC's Proxy Voting Committee (the "Committee"). The Guidelines set forth the manner in which SIMC will vote on matters that may come up for shareholder vote. The Service will review each matter on a case-by-case basis, and vote the proxies in accordance with the Guidelines. For example, the Guidelines provide that SIMC will vote in favor of proposals to require shareholder ratification of any poison pill, shareholder proposals that request companies to adopt confidential voting, and for management proposals to do so, and shareholder social, workforce, and environmental proposals that create good corporate citizens while enhancing long-term shareholder value, and will vote against director nominees (or the Board) if it believes that a nominee (or the Board) has not served the economic long-term interests of shareholders.

Prior to voting a proxy, the Service makes available to SIMC its recommendation on how to vote in light of the Guidelines. SIMC retains the authority to overrule the Service's recommendation on any specific proxy proposal and to instruct the Service to vote in a manner determined by the Committee. Before doing so, the Committee will determine whether SIMC may have a material conflict of interest regarding the proposal. If the Committee determines that SIMC has such a material conflict, SIMC shall instruct the Service to vote in accordance with the Service's recommendation unless SIMC, after full disclosure to the Client of the nature of the conflict, obtains the Client's consent to voting in the manner determined by the Committee (or otherwise obtains instructions from the Client as to how to vote on the proposal).

For each proxy, SIMC maintains all related records as required by applicable law. A Client may obtain, without charge, a copy of SIMC's Procedures and Guidelines, or information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2007, by calling SIMC at 1-800-DIAL-SEI, by writing to SIMC at One Freedom Valley Drive, Oaks, Pennsylvania 19456, or on the SEC's website at http://www.sec.gov.

PURCHASE AND REDEMPTION OF SHARES

The purchase and redemption price of a Fund's shares is the net asset value of each share. The net asset value of each Fund is determined by the Administrator and is based upon the proportionate net asset value of each Fund's Underlying SEI Fund shares (plus any available cash and other assets and liabilities of that Fund).

The Underlying SEI Funds adhere to Section 2(a)(41), and Rule 2a-4 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities of the Underlying SEI Funds for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Underlying SEI Funds' Fair Value Pricing Committee and reviewed by the Underlying Trusts' Board of Trustees. In complying with the 1940 Act, the Funds and the Underlying SEI Funds follow guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

Securities held by an Underlying SEI Fund that are listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued by the Underlying SEI Funds at the last quoted sale price on the principal exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m., Eastern Time if a security's principal exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For a security held by an Underlying SEI Fund that is listed on multiple exchanges, the principal exchange will generally be considered to be the exchange on which the security is normally most actively traded. Securities that are held by an Underlying SEI Fund that are listed on NASDAQ are valued using the NASDAQ Official Closing Price. If prices for securities held by an Underlying SEI Fund that are listed on a securities exchange or on market or automated quotation systems are not readily available, the security will be valued in accordance with Fair Value Procedures established by the Underlying Trusts' Board of Trustees.

If available, money market securities and other debt securities held by an Underlying SEI Fund are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities held by an Underlying SEI Fund with remaining maturities of 60 days or less may be valued at their amortized cost, which approximates market value. If such prices are not available, the security will be valued in accordance with Fair Value Procedures established by the Underlying Trusts' Board of Trustees.

Securities held by an Underlying SEI Fund with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price an Underlying SEI Fund would receive if it sold the instrument, and the value of securities in the Underlying SEI Fund can be expected to vary inversely with changes in prevailing interest rates.

The SIT International Equity, SIT Emerging Markets Equity and SIMT Global Managed Volatility Funds use a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the SIT International Equity, SIT Emerging Markets Equity and SIMT Global Managed Volatility Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by these Underlying SEI Funds' Fair Value Pricing Committee. The Fair Value Pricing Committee has also established a "confidence interval" which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Fair Value Pricing Committee is exceeded on a specific day, the SIT International Equity, SIT Emerging Markets Equity and SIMT Global Managed Volatility Funds shall value the non-U.S. securities in their portfolios that exceed the applicable "confidence interval" based upon the adjusted prices provided by the fair valuation vendor.

For securities held by an Underlying SEI Fund that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which an Underlying SEI Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Underlying SEI Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Underlying SEI Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or an Underlying SEI Fund's sub-adviser, as applicable, becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Underlying SEI Fund calculates net asset value, it may request that a Fair Value Pricing Committee meeting be called. In addition, the Underlying SEI Funds' administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Underlying SEI Funds calculate net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies SIMC or the Underlying SEI Fund's sub-adviser, as applicable, holding the relevant securities that such limits have been exceeded. In such event, SIMC or the Underlying SEI Fund's sub-adviser, as applicable, makes the determination whether a fair value committee meeting should be called based on the information provided.

Prices for most securities held by an Underlying SEI Fund are provided daily by third-party independent pricing agents. SIMC or an Underlying SEI Fund's sub-adviser, as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that a pricing service's prices will be reliable. SIMC or an Underlying SEI Fund's sub-adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Underlying SEI Fund's administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Underlying SEI Fund's administrator, in turn, will notify the Fair Value Pricing Committee if it receives such notification from SIMC or the Underlying SEI Fund's sub-adviser, as applicable, or if the administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The pricing services rely on a variety of information in making their determinations, particularly on prices of actual market transactions as well as on trader quotations. However, the services may also use a matrix system to determine valuations, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures used by the pricing services and their valuation methodologies are reviewed by the officers of the respective Underlying Trust and the Underlying SEI Funds' administrator under the general supervision of the Underlying Trusts' Board of Trustees.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in kind of readily marketable securities held by an Underlying SEI Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. However, a shareholder will at all times be entitled to aggregate cash redemptions from all Underlying SEI Funds of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets. A gain or loss for federal income tax purposes may be realized by a taxable shareholder upon an in-kind redemption depending upon the shareholder's basis in the shares of the Trust redeemed.

Purchases and redemptions of shares of the Funds may be made on any day the New York Stock Exchange is open for business. Currently, the following holidays are observed by the Trust: New Year's Day;

Martin Luther King, Jr. Day; Presidents' Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving Day; and Christmas Day.

You may redeem shares at any time. For an IRA or other tax-deferred account, you must make your redemption request in writing. You should be aware that any distributions personally received by you from the account prior to age 59 1/2 are generally subject to a 10% penalty tax, as well as to ordinary income taxes. To avoid the 10% penalty, you must generally rollover your distribution to another tax-deferred account or tax-qualified retirement plan (if permitted) within 60 days.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or evaluation of the portfolio securities is not reasonably practicable, or for such other periods as the SEC may by order permit. The Trust also reserves the right to suspend sales of shares of the Funds for any period during which the New York Stock Exchange, the Administrator, the Distributor and/or the custodian are not open for business.

Use of Third-Party Independent Pricing Agents. The Underlying SEI Funds' Pricing and Valuation Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees. However, when the change would not materially affect valuation of an Underlying SEI Fund's net assets or involve a material departure in pricing methodology from that of the Underlying SEI Fund's existing pricing agent or pricing methodology, Board approval may be obtained at the next regularly scheduled Board meeting.

SHAREHOLDER SERVICES

Distribution Investment Option. Distributions of dividends and capital gains made by the Funds may be automatically invested in shares of one of the Funds if shares of the Fund are available for sale. Such investments will be subject to initial investment minimums, as well as additional purchase minimums. A shareholder considering the Distribution Investment Option should obtain and read the Prospectus of the Underlying SEI Funds and consider the differences in objectives and policies before making any investment.

Exchange Privilege. Some or all of the shares of a Fund's shares for which payment has been received (i.e., an established account), may be exchanged for shares of the same class of other Funds of the Trust. A shareholder may exchange the shares of each Fund, for which good payment has been received, in his or her account at any time, regardless of how long he or she has held his or her shares. Exchanges are made at net asset value. The Trust reserves the right to change the terms and conditions of the exchange privilege discussed herein, or to terminate the exchange privilege, upon 60 days' notice. Exchanges will be made only after proper instructions in writing or by telephone (an "Exchange Request") are received for an established account by the Distributor.

Each Exchange Request must be in proper form (i.e., if in writing, signed by the record owner(s) exactly as the shares are registered; if by telephone, proper account identification is given by the dealer or shareholder of record), and each exchange must involve either shares having an aggregate value of at least $1,000 or all the shares in the account. Each exchange involves the redemption of the shares of a Fund (the "Old Fund") to be exchanged and the purchase at net asset value of the shares of the other Funds (the "New Funds"). Any gain or loss on the redemption of the shares exchanged is reportable on the shareholder's federal income tax return, unless such shares were held in a tax-deferred account or tax-qualified retirement plan. If the Exchange Request is received by the Distributor in writing or by telephone on any business day prior to the redemption cut-off time specified in the Prospectus, the exchange usually will occur on that day if all the restrictions set forth above have been complied with at that time. However, payment of the redemption proceeds by the Old Funds and thus the purchase of shares of the New Funds, may be delayed for up to seven days if the Fund determines that such delay would be in the best interest of all of its shareholders. Investment dealers which have satisfied criteria established by the Funds may also communicate a Shareholder's Exchange Request to the Funds subject to the restrictions set forth above. No more than five exchange requests may be made in any one telephone Exchange Request.

TAXES

The following is only a summary of certain additional federal tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' Prospectuses. No attempt is made to present a detailed explanation of the federal, state or local tax treatment of the Funds or their shareholders and the discussion here and in the Funds' Prospectuses is not intended as a substitute for careful tax planning.

This discussion of federal income tax consequences is based on the Code, and the regulations issued thereunder, in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Post-October losses represent losses realized on investment transactions from November 1, 2006 through March 31, 2007 that, in accordance with federal income tax regulations, the Trust has elected to defer and treat as having arisen in the following fiscal year. For more information about the amount of capital loss carryforwards for the fiscal year ended March 31, 2007, please refer to the Annual Report.

Class A, Class D and Class I Shares of the Diversified Conservative Income, Diversified Conservative, Diversified Global Moderate Growth, Diversified Moderate Growth, Diversified Global Growth, Diversified Global Stock and Diversified U.S. Stock Funds are only available to tax-advantaged and other retirement plans, including IRAs. IRAs and participants in other tax-qualified retirement plans generally will not be subject to federal tax liability on either dividend and capital gain distributions from the Funds or redemption or exchange of shares of the Funds. Rather, participants in such plans will be taxed when they begin taking distributions from their IRAs and/or the plans. There are various restrictions under the Code on eligibility, contributions and withdrawals, depending on the type of tax-deferred account or tax-qualified retirement plan. The rules governing tax-deferred accounts and tax-qualified retirement plans are complex, and failure to comply with the governing rules and regulations may result in a substantial cost to you, including the loss of tax advantages and the imposition of additional taxes and penalties by the IRS. You should consult with a tax professional on the specific rules governing your own plan.

Each Fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other Funds. Each Fund intends to qualify as a regulated investment company ("RIC") under Subchapter M of the Code so that it will be relieved of federal income tax on that part of its income that is distributed to shareholders. In order to qualify for treatment as a RIC, a Fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital loss) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities, foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, and net income derived from an interest in a qualified publicly traded partnership; (ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer, the securities (other than the securities of other RICs) of two or more issuers which are engaged in the same, similar, or related trades or businesses, if the Fund owns at least 20% of the voting power of such issuers or the securities of one or more qualified publicly traded partnerships.

Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain, a Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gain over short- and long-term capital loss) for the one-year period ending on October 31 of that year, plus certain other amounts. Each Fund intends to make sufficient distributions to avoid liability for the federal excise tax applicable to RICs but can make no assurances that all such taxes will be eliminated. A Fund may in certain circumstances be required to liquidate portfolio investments in order to make sufficient distributions to avoid federal excise tax liability when the investment adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of a Fund to satisfy the requirements for qualification as a RIC.

If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

All income and capital gains received by a Fund from an Underlying SEI Fund that it owns will be distributed by the Fund (after deductions for the Fund's allowable losses and expenses) and will be taxable to shareholders as ordinary income, except to the extent they are designated as qualified dividend income. Dividends that are designated as qualified dividend income are eligible for the reduced maximum rate to individuals of 15 percent (5 percent for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income and certain holding period requirements are met by you and by the Fund. Qualified dividend income is, in general, dividend income from taxable domestic corporations (note, this generally does not include REITs) and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). Distributions attributable to the Fund's net capital gain will be taxable to shareholders as long-term capital gains (currently at a maximum rate of 15%). Because each Fund is actively managed, it may realize taxable net short-term capital gains by selling shares of a mutual fund it owns with unrealized appreciation or capital losses which might be disallowed under wash sale rules or recharacterized. Accordingly, investing in a Fund rather than directly investing in the Underlying SEI Funds may result in increased tax liability to a shareholder because the Fund must distribute its net realized gains in accordance with the rules described above.

Distributions of net capital gain received by a Fund from the Underlying SEI Funds (as described above), as well as net capital gain realized by a Fund from the sale (or redemption) of mutual fund shares or other securities, after reduction by allowable capital losses, will be taxable to a shareholder as long-term capital gain (even if the shareholder has held the shares for less than one year).

A Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

For purposes of determining the character of income received by a Fund when an Underlying SEI Fund distributes net capital gain to a Fund, the Fund will treat the distribution as long-term capital gain, even if the Fund has held shares of the Underlying SEI Fund for less than one year. Any loss incurred by a Fund on the redemption or other sale of such mutual fund's shares that have a tax holding period of six months or less (unless it is not disallowed under wash sale rules) will be treated as long-term capital loss to the extent of the gain distributions received on the shares disposed of by the Fund.

Any gain or loss recognized on a sale, exchange, or redemption of shares of a Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as a short-term capital gain or loss.

Absent further legislation, the maximum 15 percent tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

Shareholders who have not held Fund shares for a full year should be aware that a Fund may designate and distribute, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of investment in such Fund.

All or a portion of any loss realized upon the redemption of Fund shares will be disallowed to the extent that other shares in the Fund are purchased (through reinvestment of dividends or otherwise) within 30 days before or after a share redemption. Any loss disallowed under these rules will be added to the tax basis in the newly purchased shares.

If capital gain distributions have been made with respect to shares that are sold at a loss after being held for six months or less, then the loss is treated as a long-term capital loss to the extent of the capital gain distributions. If a Fund fails to qualify as a RIC for any year, all of its income will be subject to tax at corporate rates, and its distributions (including capital gain distributions) generally will be taxable as ordinary income dividends to its shareholders. In such case, the dividends received deduction are available to corporate shareholders and the lower rates applicable to qualified dividend income is available to individual shareholders, both subject to certain limitations. The board reserves the right not to maintain the qualification of a Fund if it determines such course of action to be beneficial to shareholders.

A Fund will be required in certain cases to withhold, at the applicable withholding rates, and remit to the U.S. Treasury the amount withheld from distributions amounts payable to any shareholder who: (1) has provided the Fund either an incorrect tax identification number or no number at all; (2) is subject to backup withholding by the Internal Revenue Service ("IRS") for failure to properly report payments of interest or dividends; (3) has failed to provide the Fund with the certifications required to be made to the IRS to document that such shareholder is not subject to backup withholding; or (4) fails to certify that such shareholder is a U.S. person (including a U.S. resident alien).

With respect to investments in STRIPs, TRs, TIGRs, LYONs, CATs and other zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, a Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes all of its net investment income to its shareholders, a Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in taxable gain or loss.

Investment income received by the Underlying SEI Funds from sources within foreign countries may be subject to foreign income taxes withheld at the source. The Funds will not be able to treat its shareholders as having paid their proportionate share of such taxes paid by the Underlying SEI Funds for foreign tax credit purposes.

State Taxes

A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Rules of state and local taxation of dividend and capital gain distributions from RICs often differ from the rules for federal income taxation described above. Depending upon state and local law, distributions by a Fund to shareholders and the ownership of shares may be subject to state and local taxes. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment requirements that must be met by a Fund. Investment in Ginnie Mae or Fannie Mae securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders. Shareholders should consult their own tax advisors regarding the effect of federal, state and local taxes in their own individual circumstances.

PORTFOLIO TRANSACTIONS

The Trust and the Underlying Trusts have no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, SIMC and the Underlying SEI Funds' sub-advisers are responsible for placing orders to execute Fund and Underlying

SEI Fund transactions. In placing orders, it is the Trust's and the Underlying Trusts' policy to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While SIMC and the Underlying SEI Funds' sub-advisers generally seek reasonably competitive spreads or commissions, the Trust and the Underlying Trusts will not necessarily be paying the lowest spread or commission available. The Trust and the Underlying Trusts will not purchase portfolio securities from any affiliated person acting as principal except in conformity with the regulations of the SEC.

SIMC and the various firms that serve as sub-advisers to certain of the Underlying SEI Funds, in the exercise of joint investment discretion over the assets of an Underlying SEI Fund, may execute a substantial portion of an Underlying SEI Fund's portfolio transactions through a commission recapture program that SIMC has arranged with the Distributor (the "Program"). SIMC then requests, but does not require, that certain sub-advisers execute a portion of an Underlying SEI Fund's portfolio transactions through the Program. Under the Program, the Distributor receives a commission, in its capacity as an introducing broker, on Underlying SEI Fund portfolio transactions. The Distributor then returns to an Underlying SEI Fund a portion of the commissions earned on the portfolio transactions, and such payments are used by the Underlying SEI Fund to pay fund operating expenses. Sub-advisers are authorized to execute trades pursuant to the Program; provided that, the sub-adviser determines that such trading is consistent with its duty to seek best execution on Underlying SEI Fund portfolio transactions. As disclosed in the Underlying Trusts' prospectuses, SIMC in many cases voluntarily waives fees that it is entitled to receive for providing services to an Underlying SEI Fund and/or reimburses expenses of an Underlying SEI Fund in order to maintain the Underlying SEI Fund's total operating expenses at or below a specified level. In such cases, the portion of commissions returned to an Underlying SEI Fund under the Program will generally be used to pay Underlying SEI Fund expenses that may otherwise have been voluntarily waived or reimbursed by SIMC or its affiliates, thereby increasing the portion of the Underlying SEI Fund fees that SIMC and its affiliates are able to receive and retain. In cases where SIMC and its affiliates are not voluntarily waiving Underlying SEI Fund fees or reimbursing expenses, then the portion of commissions returned to an Underlying SEI Fund under the Program will directly decrease the overall amount of operating expenses of the Underlying SEI Fund borne by its shareholders.

SIMC also from time to time executes trades with the Distributor, again acting as introducing broker, in connection with the transition of the securities and other assets included in an Underlying SEI Fund's portfolio when there is a change in sub-advisers in the Underlying SEI Fund or a reallocation of assets among the Underlying SEI Fund's sub-advisers. An unaffiliated third-party broker selected by SIMC or the relevant sub-adviser provides execution and clearing services with respect to such trades, and is compensated for such services out of the commission paid to the Distributor on the trades. All such transactions effected using the Distributor as introducing broker must be accomplished in a manner that is consistent with the Underlying Trusts' policy to achieve best net results, and must comply with the Underlying Trusts' procedures regarding the execution of Underlying SEI Fund transactions through affiliated brokers. The Funds and the Underlying SEI Funds do not direct brokerage to brokers in recognition of, or as compensation for, the promotion or sale of Fund or Underlying SEI Fund shares.

Neither the Trust nor the Underlying Trusts expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, SIMC or the Underlying SEI Funds' sub-advisers may select a broker based upon brokerage or research services provided to SIMC or the Underlying Funds' sub-advisers. SIMC or the Underlying SEI Funds' sub-advisers may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act ("Section 28(e)") permits SIMC and the Underlying SEI Funds' sub-advisers, under certain circumstances, to cause the Funds or the Underlying SEI Funds to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody). In the case of research services, SIMC and the Underlying SEI Funds' sub-advisers believe that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to the Funds or the Underlying SEI Funds. In addition to agency transactions, SIMC and the Underlying SEI Funds' sub-advisers may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidelines.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which SIMC or the Underlying SEI Funds' sub-advisers might utilize Fund or Underlying SEI Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. SIMC or the Underlying SEI Funds' sub-advisers may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by SIMC and the Underlying SEI Funds' sub-advisers will be in addition to and not in lieu of the services required to be performed by SIMC and the Underlying SEI Funds' sub-advisers under the Advisory and Sub-Advisory Agreements. Any advisory, sub-advisory, or other fees paid to SIMC or the Underlying SEI Funds' sub-advisers are not reduced as a result of the receipt of research services.

In some cases SIMC or an Underlying SEI Fund's sub-adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, SIMC or the Underlying SEI Fund's sub-adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while SIMC or the Underlying SEI Fund's sub-adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, SIMC or the Underlying SEI Fund's sub-adviser faces a potential conflict of interest, but SIMC or the Underlying SEI Fund's sub-adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, a Fund or an Underlying SEI Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide SIMC or the Underlying SEI Fund's sub-advisers with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

A Fund or an Underlying SEI Fund may not direct brokerage to brokers in recognition of, or as compensation for, the promotion or sale of Fund shares.

The portfolio turnover rate for the fiscal years ended March 31, 2005, 2006 and 2007 was as follows:

	Turnover Rate
Portfolio	2005	2006	2007
Diversified Conservative Income Fund	27%	41%	XX%
Diversified Conservative Fund	18%	43%	XX%
Diversified Global Moderate Growth Fund	24%	58%	XX%
Diversified Moderate Growth Fund	18%	52%	XX%
Diversified Global Growth Fund	16%	69%	XX%
Diversified Global Stock Fund	19%	86%	XX%
Diversified U.S. Stock Fund	11%	101%	XX%
Defensive Strategy Fund	52%	46%	XX%
Defensive Strategy Allocation Fund	212%	49%	XX%
Conservative Strategy Fund	49%	15%	XX%

	Turnover Rate
Portfolio	2005	2006	2007
Conservative Strategy Allocation Fund	167%	28%	XX%
Moderate Strategy Fund	27%	6%	XX%
Moderate Strategy Allocation Fund	137%	12%	XX%
Aggressive Strategy Fund	13%	60%	XX%
Tax-Managed Aggressive Strategy Fund	18%	12%	XX%
Core Market Strategy Fund	55%	42%	XX%
Core Market Strategy Allocation Fund	159%	34%	XX%
Market Growth Strategy Fund	8%	44%	XX%
Market Growth Strategy Allocation Fund	71%	8%	XX%

Changes in the portfolio turnover rate are explained primarily by changes in the composition of the Funds' investment strategies. Three changes, in particular, are notable, as described below.

The SIMT U.S. Managed Volatility Fund was added to a number of the Funds' investment strategies in October 2004 and significantly raised the portfolio turnover in those investment strategies in the year ended March 31, 2005. The addition of the SIMT U.S. Managed Volatility Fund was funded primarily from earlier allocations to the SIMT U.S. Large Cap Value Fund. The Defensive Strategy, Defensive Strategy Allocation, Conservative Strategy, Conservative Strategy Allocation, Moderate Strategy and Moderate Strategy Allocation Funds' investment strategies were affected by this portfolio adjustment.

Municipal bonds were removed from a number of the Funds' investment strategies in March 2005 and significantly raised the portfolio turnover in those investment strategies in the year ended March 31, 2005. The Defensive Strategy Allocation, Conservative Strategy Allocation, Moderate Strategy Allocation, Core Market Strategy Allocation and Market Growth Strategy Allocation Funds' investment strategies were affected by this portfolio adjustment.

The SIMT Large Cap Diversified Alpha Fund was added to a number of the Funds' investment strategies in December 2005 and significantly raised the portfolio turnover in those investment strategies in the year ended March 31, 2006. The addition of the SIMT Large Cap Diversified Alpha Fund was funded by eliminating holdings of the SIMT Large Cap Value Fund and the SIMT Large Cap Growth Fund. The Diversified Conservative Income, Diversified Conservative, Diversified Global Moderate Growth, Diversified Moderate Growth, Diversified Global Growth, Diversified Global Stock, Diversified U.S. Stock, Core Market Strategy, Market Growth Strategy and Aggressive Strategy Funds' investment strategies were affected by this portfolio adjustment.

A portfolio turnover rate would exceed 100% if all of its securities, exclusive of U.S. Government securities and other securities whose maturities at the time of acquisition are one year or less, are replaced in the period of one year. Turnover rates may vary from year to year and may be affected by cash requirements for redemptions and by requirements which enable a Fund to receive favorable tax treatment.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

The Funds' and the Underlying SEI Funds' portfolio holdings can be obtained on the Internet at the following address: http://www.seic.com/fund_holdings_home.asp (the "Portfolio Holdings Website"). The Funds' and the Underlying SEI Funds' Board has approved a policy that provides that portfolio holdings may not be made available to any third party until after such information has been posted on the Portfolio Holdings Website, with limited exceptions noted below. This policy effectively addresses conflicts of interest and controls the use of portfolio holdings information by making such information available to all investors on an equal basis.

Ten calendar days after each month end, a list of the top ten portfolio holdings in each Fund and Underlying SEI Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Thirty calendar days after the end of each month, a list of all portfolio holdings in each Fund and Underlying SEI Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the first business day of the fifth month after the date to which the data relates, at which time it will be permanently removed from the site.

Portfolio holdings information may be provided to independent third-party reporting services (e.g., Lipper or Morningstar), but will be delivered no earlier than the date such information is posted on the Portfolio Holdings Website, unless the reporting service executes a confidentiality agreement with the Trust or the Underlying Trust that is satisfactory to the Trust or the Underlying Trust's officers and that provides that the reporting service will not trade on the information. The Funds and the Underlying SEI Funds currently have no arrangements to provide portfolio holdings information to any third-party reporting services prior to the availability of such holdings on the Portfolio Holdings Website.

Portfolio holdings information may also be provided at any time (and as frequently as daily) to the Funds' and the Underlying SEI Funds' Trustees, SIMC, the Distributor, the Administrator, the custodian, the independent proxy voting service retained by SIMC, the Funds' and the Underlying SEI Funds' third-party independent pricing agents and the Funds' and the Underlying SEI Funds' independent registered public accounting firm, as well as to state and federal regulators and government agencies, and as otherwise required by law or judicial process. Service providers will be subject to a duty of confidentiality with respect to any portfolio holdings information, whether imposed by the provisions of the service provider's contract with the Trust or the Underlying Trust or by the nature of its relationship with the Trust or the Underlying Trust. Portfolio holdings of a Fund or an Underlying SEI Fund may also be provided to a prospective service provider for that Fund or an Underlying SEI Fund, so long as the prospective service provider executes a confidentiality agreement with the Fund or an Underlying SEI Fund in such form as deemed acceptable by an officer of the Fund or an Underlying SEI Fund. The Board exercises on-going oversight of the disclosure of Fund or Underlying SEI Fund portfolio holdings by overseeing the implementation and enforcement of the Funds' and Underlying SEI Funds' policies and procedures by the Chief Compliance Officer and by considering reports and recommendations by the Chief Compliance Officer regarding any material compliance matters.

Neither the Funds, Underlying SEI Funds, SIMC, nor any other service provider to the Funds or Underlying SEI Funds may receive compensation or other consideration for providing portfolio holdings information.

The Funds and the Underlying SEI Funds file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' and the Underlying SEI Funds' N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares of each Fund, each of which represents an equal proportionate interest in that Fund. Each share upon liquidation entitles a shareholder to a pro rata share in the net assets of that Fund, after taking into account the additional distribution, shareholder servicing and transfer agency expenses attributable to Class D Shares. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or separate classes of portfolios. Share certificates representing the shares will not be issued.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or administrators, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

CODES OF ETHICS

The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, SIMC and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of Trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are reasonably designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC and are available to the public.

VOTING

Each share held entitles the shareholder of record to one vote. Shareholders of each Fund or class will vote separately on matters pertaining solely to that Fund or class, such as any distribution plan. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to shareholders requesting the meeting.

Where the Trust's Prospectuses or Statement of Additional Information state that an investment limitation or a fundamental policy may not be changed without shareholder approval, such approval means the vote of: (i) 67% or more of the affected Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by Proxy; or (ii) more than 50% of the affected Fund's outstanding shares, whichever is less.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholders held personally liable for the obligations of the Trust.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of July 10, 2007, the following persons were the only persons who were record owners (or, to the knowledge of the Trust, beneficial owners) of 5% and 25% or more of the shares of the Funds. Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control the Fund within the meaning of the 1940 Act. Shareholders controlling the Fund could have the ability to vote a majority of the shares of the Fund on any matter requiring the approval of shareholders of the Fund. The Trust believes that most of the shares referred to below were held by the following persons in accounts for their fiduciary, agency or custodial customers.

Address	Number of Shares	Percentage
Diversified Conservative Income Fund—Class A

Address	Number of Shares	Percentage

Address	Number of Shares	Percentage

Address	Number of Shares	Percentage

Address	Number of Shares	Percentage

Address	Number of Shares	Percentage

Address	Number of Shares	Percentage

Address	Number of Shares	Percentage

Address	Number of Shares	Percentage

Address	Number of Shares	Percentage

Address	Number of Shares	Percentage

Address	Number of Shares	Percentage

Address	Number of Shares	Percentage

Address	Number of Shares	Percentage

CUSTODIAN

SEI Investments Global Funds Services, which also serves as the Administrator and the transfer agent for the Underlying SEI Funds, also maintains custody of assets of each Fund that consist of uncertificated shares of the Underlying SEI Funds. U.S. Bank National Association located at 425 Walnut Street, Cincinnati, Ohio 45202, acts as the custodian for the non-mutual fund assets of each Fund (the "Custodian"). The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act, and acts as wire agent of the Trust's assets.

EXPERTS

The financial statements incorporated by reference into this Statement of Additional Information and the Financial Highlights for the years ended March 31, 2006 and 2007 included in the Prospectuses have been audited by [                                                                                        ] an independent registered public accounting firm, as indicated by its report, with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report. The Financial Highlights for the years ended March 31, 2005, 2004 and 2003 included in the Prospectuses have been audited by the Trust's previous auditors.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP serves as counsel to the Trust and to the Underlying SEI Funds.

APPENDIX A—DESCRIPTION OF RATINGS
DESCRIPTION OF CORPORATE BOND RATINGS
MOODY'S RATING DEFINITIONS

LONG TERM BOND RATINGS

Aaa  Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa  Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A  Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa  Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba  Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B  Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa  Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca  Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C  Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's bond ratings, where specified, are applied to senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's sovereign rating. Such branch obligations are rated at the lower of the bank's rating or Moody's sovereign rating for the bank deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR'S RATING DEFINITIONS

A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell or hold a security, as it does not comment on market price or suitability for a particular investor.

The ratings are based, in varying degrees, on the following considerations:

(1)  Likelihood of default. The rating assesses the obligor's capacity and willingness as to timely payment of interest and repayment of principal in accordance with the terms of the obligation.

(2)  The obligation's nature and provisions.

(3)  Protection afforded to, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under bankruptcy laws and other laws affecting creditors' rights.

Likelihood of default is indicated by an issuer's senior debt rating. If senior debt is not rated, an implied senior debt rating is determined. Subordinated debt usually is rated lower than senior debt to better reflect relative position of the obligation in bankruptcy. Unsecured debt, where significant secured debt exists, is treated similarly to subordinated debt.

LONG-TERM RATINGS DEFINITIONS

Investment Grade

AAA  Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA  Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated debt only in small degree.

A  Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB  Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Speculative Grade

Debt rated "BB", "B", "CCC", "CC", and "C" is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. "BB" indicates the least degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB  Debt rated "BB" has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB–" rating.

B  Debt rate "B" has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The "B" rating category also is used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB–" rating.

CCC  Debt rated "CCC" has a current identifiable vulnerability to default, and is dependent on favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category also is used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B–" rating.

CC  The rating "CC" is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC" rating.

C  The rating "C" is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC–" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

D  Debt is rated "D" when the issue is in payment default, or the obligor has filed for bankruptcy. The "D" rating is used when interest or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

Plus (+) or minus (–): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

pr  The letters "pr" indicate that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of such completion. The investor should exercise his own judgement with respect to such likelihood and risk.

L  The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is federally insured, and interest is adequately collateralized. In the case of certificates of deposit, the letter "L" indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and pre-default interest up to federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

*  Continuance of the rating is contingent upon S&P's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

N.R.  Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

If an issuer's actual or implied senior debt rating is "AAA", its subordinated or junior debt is rated "AAA" or "AA+". If an issuer's actual or implied senior debt rating is lower than "AAA" but higher than "BB+", its junior debt is typically rated one designation lower than the senior debt rating. For example, if the senior debt rating is "A", subordinated debt normally would be rated "A–". If an issuer's actual or implied senior debt rating is "BB+" or lower, its subordinated debt is typically rated two designations lower than the senior debt rating.

Investment and speculative grades

The term "investment grade" was originally used by various regulatory bodies to connote obligations eligible for investment by institutions such as banks, insurance companies and savings and loan associations. Over time, this term gained widespread usage throughout the investment community. Issues rated in the four highest categories, "AAA", "AA", "A", "BBB", generally are recognized as being investment grade. Debt rated "BB" or below generally is referred to as speculative grade. The term "junk bond" is merely a more irreverent expression for this category of more risky debt. Neither term indicates which securities S&P deems worthy of investment, as an investor with a particular risk preference may appropriately invest in securities that are not investment grade.

Ratings continue as a factor in many regulations, both in the U.S. and abroad, notably in Japan. For example, the Securities and Exchange Commission requires investment-grade status in order to register debt on Form-3, which, in turn, is how one offers debt via a Rule 415 shelf registration. The Federal Reserve Board allows members of the Federal Reserve System to invest in securities rated in the four highest categories, just as the Federal Home Loan Bank System permits federally chartered savings and loan associations to invest in corporate debt with those ratings, and the Department of Labor allows pension funds to invest in commercial paper rated in one of the three highest categories. In similar fashion, California regulates investments of municipalities and county treasurers, Illinois limits collateral acceptable for public deposits and Vermont restricts investments of insurers and banks. The New York and Philadelphia Stock Exchanges fix margin requirements for mortgage securities depending on their rating, and the securities haircut for commercial paper, debt securities and preferred stock that determines net capital requirements is also a function of the ratings assigned.

FITCH'S RATINGS DEFINITIONS

LONG-TERM RATINGS

Investment Grade

AAA  Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA  Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A  High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB  Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB  Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B  Highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C  High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, D  Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

  Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

Short-Term Debt Ratings (may be assigned, for example, to commercial paper, master demand notes, bank instruments and letters of credit).

Moody's description of its three highest short-term debt ratings:

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by many of the following characteristics:

•  Leading market positions in well-established industries.

•  High rates of return on funds employed.

•  Conservative capitalization structures with moderate reliance on debt and ample asset protection.

•  Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

•  Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

S&P's description of its three highest short-term debt ratings:

A-1  This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus sign (+).

A-2  Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

A-3  Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

Fitch's description of its three highest short-term debt ratings:

F1  Highest credit quality. Indicates the best capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2  Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3  Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, nearterm adverse changes could result in a reduction to non-investment grade.

PART C: OTHER INFORMATION

Item 23.  Exhibits:

(a)	Agreement and Declaration of Trust of the Registrant, dated October 20, 1995, is herein incorporated by reference to Initial Registration Statement, filed on December 1, 1995.

(b)	Amended By-Laws, dated June 17, 2004, are herein incorporated by reference to Exhibit (b)(1) of Post-Effective Amendment No. 13 of the Registrant's Registration Statement on Form N-1A, filed with the SEC on July 29, 2004.

(c)	Not applicable.

(d)(1)	Investment Advisory Agreement between the Registrant and SEI Financial Management Corporation is herein incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement, filed on March 1, 1996.

(d)(2)	Schedule B to the Investment Advisory Agreement between the Registrant and SEI Financial Management Corporation, dated September 17, 2003, is herein incorporated by reference to Exhibit (d)(2) of Post-Effective Amendment No. 12 of the Registrant's Registration Statement on Form N-1A, filed with the SEC on November 12, 2003.

(e)(1)	Amended and Restated Distribution Agreement, dated September 16, 2002, is herein incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 10 of the Registrant's Registration Statement on Form N-1A, filed with the SEC on July 29, 2003.

(e)(2)	Schedule A to the Distribution Agreement, dated December 5, 2005, is herein incorporated by reference to Exhibit (e)(2) of Post-Effective Amendment No. 16 of the Registrant's Registration Statement on Form N-1A, filed with the SEC on July 28, 2006.

(f)	Not applicable.

(g)	Custodian Agreement between the Trust and U.S. Bank, N.A., dated August 16, 2006, is filed herewith.

(h)(1)	Amended and Restated Administration and Transfer Agency Agreement, dated December 10, 2003, is herein incorporated by reference to Exhibit (h)(1) of Post-Effective Amendment No. 13 of the Registrant's Registration Statement on Form N-1A, filed with the SEC on July 29, 2004.

(h)(2)	Class I Administrative Services Plan and Agreement is herein incorporated by reference to Exhibit (h)(3) of Post-Effective Amendment No. 9 of the Registrant's Registration Statement on Form N-1A, filed with the SEC on July 25, 2002.

(h)(3)	Class D Shareholder Service Plan and Agreement, dated April 1, 1996, is herein incorporated by reference to Exhibit (h)(3) of Post-Effective Amendment No. 16 of the Registrant's Registration Statement on Form N-1A, filed with the SEC on July 28, 2006.

(h)(4)	Amended Schedule D to the Amended and Restated Administration and Transfer Agency Agreement between the Registrant and SEI Investments Global Funds Services is herein incorporated by reference to Exhibit (h)(4) of Post-Effective Amendment No. 16 of the Registrant's Registration Statement on Form N-1A, filed with the SEC on July 28, 2006.

(h)(5)	Class A Administrative Services Agreement between the Registrant and GWFS Equities, Inc. (for the Diversified Conservative Income, Diversified Conservative, Diversified Moderate Growth, Diversified Global Growth and Diversified Global Stock Funds), dated July 21, 2005, is herein incorporated by reference to Exhibit (h)(5) of Post-Effective Amendment No. 16 of the Registrant's Registration Statement on Form N-1A, filed with the SEC on July 28, 2006.

(i)	Opinion and Consent of Counsel to be filed by later amendment.

(j)	Consent of Independent Registered Public Accounting Firm to be filed by later amendment.

(k)	Not applicable.

(l)	Not applicable.

(m)(1)	Distribution Plan, Class D Shares, is herein incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement filed March 1, 1996.

(m)(2)	Amended Schedule B to Class D Distribution and Service Plan, amended June 17, 2004, is herein incorporated by reference to Exhibit (m)(2) of Post-Effective Amendment No. 13 of the Registrant's Registration Statement on Form N-1A, filed with the SEC on July 29, 2004.

(o)(1)	Amended and Restated Rule 18F-3 Multiple Class Plan, dated March 11, 2002, is herein incorporated by reference to Exhibit (o)(2) of Post-Effective Amendment No. 9 of the Registrant's Registration Statement on Form N-1A, filed with the SEC on July 25, 2002.

(o)(2)	Amended Schedule A to the 18F-3 Multiple Class Plan is herein incorporated by reference to Exhibit (o)(2) of Post-Effective Amendment No. 16 of Registrant's Registration Form N-1A, filed with the SEC on July 28, 2006.

(p)(1)	The Code of Ethics for SEI Investments Management Corporation is herein incorporated by reference to Exhibit (p)(1) of Post-Effective Amendment No. 16 of Registrant's Registration Form N-1A, filed with the SEC on July 28, 2006.

(p)(2)	The Code of Ethics for SEI Investments Distribution Co. is herein incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 16 of Registrant's Registration Form N-1A, filed with the SEC on July 28, 2006.

(p)(3)	The Code of Ethics for SEI Asset Allocation Trust is herein incorporated by reference to Exhibit (p)(3) of Post-Effective Amendment No. 16 of Registrant's Registration Statement, filed with the SEC on July 28, 2006.

(q)(1)	Powers of Attorney for William M. Doran, F. Wendell Gooch, Rosemarie B. Greco, James M. Storey, George J. Sullivan, Jr., Stephen F. Panner, Robert A. Nesher and Nina Lesavoy are herein incorporated by reference to Exhibit (q)(1) of Post-Effective Amendment No. 16 of Registrant's Registration Statement, filed with the SEC on July 28, 2006.

(q)(2)	Power of Attorney for Mitchell A. Johnson is filed herewith.

Item 24.  Persons Controlled by or under Common Control with Registrant:

See the Prospectuses and the Statement of Additional Information regarding the Registrant's control relationships. The Administrator is a subsidiary of SEI Investments Company, which also controls the distributor of the Registrant, SEI Financial Services Company, other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.

Item 25.  Indemnification:

Article VIII of the Agreement of Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26.  Business and Other Connections of Investment Adviser:

The following table describes other business, profession, vocation, or employment of a substantial nature in which each director, officer, or partner of the adviser is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee. The adviser's table was provided to the Registrant by the adviser for inclusion in this Registration Statement.

Adviser

SEI Investments Management Corporation ("SIMC") is the investment adviser for the Trust. The principal address of SIMC is One Freedom Valley Drive, Oaks, Pennsylvania 19456. SIMC is an investment adviser registered under the Investment Advisers Act of 1940.

SEI Investments Management Corporation

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Edward Loughlin Director & President	SEI Investments Company	Executive Vice President

	SEI Investments Distribution	Director

Company

	SEI Investments Global Funds Services	Senior Vice President

	SEI Trust Company	Director

	SEI Investments Canada Company	Director

Karl Dasher Director, Senior Vice President & Chief Investment Officer	—	—

N. Jeffrey Klauder Director, Senior Vice President & Assistant Secretary	SEI Investments Company	General Counsel & Executive Vice President, Assistant Secretary

	SEI Insurance Group	Senior Vice President & Assistant Secretary

	SIMC Holdings, LLC	Manager

	SEI Ventures Inc.	Senior Vice President & Secretary

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
	SEI Investments Management Corporation Delaware, LLC	Senior Vice President & Assistant Secretary

	SIMC Subsidiary LLC	Manager

	SEI Investments Development Inc.	Senior Vice President & Secretary

	SEI Investments Global Funds Services	Senior Vice President & Assistant Secretary

	SEI Funds Inc.	Senior Vice President & Secretary

	SEI Investments Inc.	Senior Vice President & Secretary

	SEI Investments Global Corp Inc.	Director, Senior Vice President & Secretary

	SEI Global Capital Investments Inc.	Senior Vice President & Secretary

	SEI Investments Global, Limited	Director

	SEI Investments—Global Fund Services Limited	Director

	Larington Limited	Director

	SEI Advanced Capital Management Inc.	Director, Senior Vice President & Secretary

	SEI Primus Holding Corp	Senior Vice President & Assistant Secretary

	SEI Global Services Inc.	Senior Vice President & Assistant Secretary

	SEI Private Trust Company	Director

Wayne Withrow Director & Senior Vice President	SEI Investments Company	Executive Vice President

	SEI Investments Distribution Company	Director

	SEI Investments Global Funds Services	Chief Executive Officer

	SEI Trust Company	Director

	SEI Investments Global (Cayman) Limited	Director

	SEI Global Holdings (Cayman) Inc.	Chairman of the Board & Executive Chief Officer

	SEI Investments Global (Bermuda) Ltd	Director, President

	SEI Global Services Inc.	Director, Senior Vice President

Joseph P. Ujobai Director & Senior Vice President	SEI Investments Company	Executive Vice President

	SEI Inc. (Canada)	Director

	SEI Capital Limited (Canada)	Director

	SEI Global Investments Corp	President

	SEI Investments (Europe) Ltd	Director

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
	SEI Investments—Unit Trust	Director

Management (UK) Limited

	SEI Global Nominee Ltd	Director

	SEI Asset Korea	Director

	SEI Investments (South Africa) Limited	Director

	SEI Investments Global, Limited	Director

	SEI Investments Canada Company	Director

	SEI Global Services, Inc.	Senior Vice President

Chris Keogh Director & Senior Vice President	—	—

Kathy Heilig Director & Senior Vice President	SEI Investments Company	Vice President, Controller & Chief Accounting Officer

	SEI Insurance Group, Inc.	Vice President & Treasurer

	SEI Inc. (Canada)	Vice President & Treasurer

	SEI Ventures, Inc.	Director, Vice President & Treasurer

	SEI Investments Management Corporation Delaware, LLC	Manager, Vice President & Treasurer

	SEI Investments Developments Inc.	Director, Vice President & Treasurer

	SEI Investments Global Funds Services	Vice President & Treasurer

	SEI Funds Inc.	Director, Vice President & Treasurer

	SEI Investments, Inc.	Director, Vice President & Treasurer

	SEI Global Investments Corp	Director, Vice President & Treasurer

	SEI Global Capital Investments, Inc.	Director, Vice President & Treasurer

	SEI Investments Global (Cayman) Limited	Vice President & Treasurer

	SEI Investments Global Holdings (Cayman) Inc.	Vice President, Assistant Secretary & Treasurer

	SEI Advanced Capital Management, Inc.	Director, Vice President & Treasurer

	SEI Primus Holding Corp	Director, Vice President & Treasurer

	SEI Global Services, Inc.	Treasurer

	SEI Franchise Inc.	Vice President & Treasurer

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Timothy D. Barto General Counsel, Vice President & Secretary	SEI Investments Company	Vice President & Assistant

Secretary

	SIMC Holdings, LLC	Manager

	SIMC Subsidiary LLC	Manager

	SEI Investments Global Funds Services	General Counsel, Vice President & Secretary

	SEI Funds Inc.	Vice President

	SEI Investments Global	Vice President (Bermuda) Ltd

	SEI Global Services Inc.	Vice President & Assistant Secretary

	SEI Franchise Inc.	Assistant Secretary

Richard Deak Vice President & Assistant Secretary	SEI Investments Company	Vice President & Assistant Secretary

	SEI Investments Global Funds Services	Vice President & Assistant Secretary

	SEI Global Services Inc.	General Counsel, Vice President & Secretary

Lydia A. Gavalis Vice President & Assistant Secretary	SEI Investments Company	Vice President & Assistant Secretary

	SEI Insurance Group	Vice President & Assistant Secretary

	SEI Global Services Inc.	Vice President & Assistant Secretary

	SEI Franchise Inc.	General Counsel, Vice President & Secretary

James Ndiaye Vice President & Assistant Secretary	SEI Investments Global Funds Services	Vice President & Assistant Secretary

Michael Pang Vice President & Assistant Secretary	SEI Investments Global Funds	Vice President & Assistant

	Services	Secretary

	SEI Investments Global (Cayman) Limited	Vice President & Secretary

	SEI Global Holdings (Cayman) Inc.	Vice President & Secretary

	SEI Global Services Inc.	Vice President & Assistant Secretary

Sofia Rosala Vice President & Assistant Secretary	SEI Investments Global Funds Services	Vice President & Assistant Secretary

Lauren Shank Vice President & Assistant Secretary	SEI Global Services Inc.	Vice President & Assistant Secretary

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Lori L. White Vice President & Assistant Secretary	SEI Investments Company	Vice President & Assistant Secretary

	SEI Investments Distribution Company	Vice President & Assistant Secretary

	SEI Investments Global Funds Services	Assistant Secretary

Michael Brophy Chief Compliance Officer	—	—

Kevin Barr Vice President	SEI Investments Distribution Company	Officer

	SEI Global Services Inc.	Vice President

Michael Cagnina Vice President	—	—

David Campbell Vice President	SEI Investments Global Funds	Vice President

Services

	SEI Global Services Inc.	Vice President

Jim Combs Vice President	SEI Global Services Inc.	Vice President

Michael Farrell Vice President	SEI Investments Distribution Company	Vice President

	SEI Franchise Inc.	Vice President

Greg Gettinger Vice President	SEI Investments Management Corporation Delaware LLC	Vice President

	SEI Investments Global Funds Services	Vice President

	SEI Global Services Inc.	Vice President

Paul Klauder Vice President	SEI Global Services Inc.	Vice President

James Martielli Vice President	—	—

John J. McCue Vice President	—	—

Dave McLaughliin Vice President	—	—

Carolyn McLaurin Vice President	—	—

Roger Messina Vice President	SEI Global Services Inc.	Vice President

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
James Miceli Vice President	—	—

Stephen Onofrio Vice President	—	—

Debra Phillips Vice President	—	—

Alison Saunders Vice President	—	—

John Scarpato Vice President	—	—

Brandon Sharrett Vice President	SEI Global Services Inc.	Vice President

Sean Simko Vice President	—	—

James Smigiel Vice President	—	—

Greg Stahl Vice President	—	—

Raymond B. Webster Vice President	SEI Global Services Inc.	Vice President

Item 27.  Principal Underwriters:

(a)  Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

SEI Daily Income Trust	July 15, 1982

SEI Liquid Asset Trust	November 29, 1982

SEI Tax Exempt Trust	December 3, 1982

SEI Index Funds	July 10, 1985

SEI Institutional Managed Trust	January 22, 1987

SEI Institutional International Trust	August 30, 1988

The Advisors' Inner Circle Fund	November 14, 1991

The Advisors' Inner Circle Fund II	January 28, 1993

Bishop Street Funds	January 27, 1995

SEI Institutional Investments Trust	June 14, 1996

HighMark Funds	February 15, 1997

Oak Associates Funds	February 27, 1998

CNI Charter Funds	April 1, 1999

iShares Inc.	January 28, 2000

iShares Trust	April 25, 2000

JohnsonFamily Funds, Inc.	November 1, 2000

Causeway Capital Management Trust	September 20, 2001

The Japan Fund, Inc.	October 7, 2002

Barclays Global Investors Funds	March 31, 2003

The Arbitrage Funds	May 17, 2005

The Turner Funds	January 1, 2006

ProShares Trust	November 14, 2005

Community Reinvestment Act Qualified Investment Fund	January 8, 2007

The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b)  Furnish the information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

Name	Position and Office with Underwriter	Positions and Offices with Registrant
William M. Doran	Director	Trustee

Edward D. Loughlin	Director	—

Wayne M. Withrow	Director	—

Kevin Barr	President & Chief Executive Officer	—

Maxine Chou	Chief Financial Officer & Treasurer	—

Thomas Rodman	Chief Operations Officer	—

John Munch	General Counsel & Secretary	—

Karen LaTourette	Chief Compliance Officer, Anti-Money Laundering Officer & Assistant Secretary	—

Mark J. Held	Senior Vice President	—

Lori L. White	Vice President & Assistant Secretary	—

Robert Silvestri	Vice President	—

John Coary	Vice President & Assistant Secretary	—

Michael Farrell	Vice President	—

Mark McManus	Vice President	—

Item 28.  Location of Accounts and Records:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

(a)  With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8); (12); and 31a-1(d), the required books and records will be maintained at the offices of Registrant's Custodian:

U.S. Bank National Association
425 Walnut Street
Cincinnati, OH 45202

(b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1), (4); (2)(C) and (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, Pennsylvania 19456

(c)  With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Adviser:

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Item 29.  Management Services:

None.

Item 30.  Undertakings:

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 17 to Registration Statement No. 033-64875 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 1st day of June, 2007.

SEI ASSET ALLOCATION TRUST

BY:  /S/ ROBERT A. NESHER

  Robert A. Nesher

  President, Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacity on the dates indicated.

	*	Trustee	June 1, 2007

Rosemarie B. Greco

	*	Trustee	June 1, 2007

William M. Doran

	*	Trustee	June 1, 2007

F. Wendell Gooch

	*	Trustee	June 1, 2007

George J. Sullivan

	*	Trustee	June 1, 2007

James M. Storey

	/s/ ROBERT A. NESHER	Trustee	June 1, 2007

Robert A. Nesher

	*	Trustee	June 1, 2007

Nina Lesavoy

	*	Trustee	June 1, 2007

James M. Williams

	*	Trustee	June 1, 2007

Mitchell A. Johnson

	/s/ ROBERT A. NESHER Robert A. Nesher	President & Chief Executive Officer	June 1, 2007

	/s/ STEPHEN F. PANNER Stephen F. Panner	Controller & Chief Financial Officer	June 1, 2007

*By:	/s/ ROBERT A. NESHER

Robert A. Nesher

Attorney-in-Fact

EXHIBIT INDEX

Exhibit	Description
EX-99.B(g)	Custodian Agreement between the Trust and U.S. Bank, N.A., dated August 16, 2006, is filed herewith.

EX-99.B(q)(2)	Power of Attorney for Mitchell A. Johnson is filed herewith.